UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02110

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02110

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Item 1.

Reports to Stockholders
Fidelity Advisor Focus Funds®
Class I

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor® Communications Equipment Fund

Fidelity Advisor® Consumer Discretionary Fund

Fidelity Advisor® Electronics Fund

Fidelity Advisor® Energy Fund

Fidelity Advisor® Financial Services Fund

Fidelity Advisor® Health Care Fund

Fidelity Advisor® Industrials Fund

Fidelity Advisor® Technology Fund

Fidelity Advisor® Utilities Fund

Semi-Annual Report

January 31, 2016

Contents

Fidelity Advisor® Biotechnology Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Communications Equipment Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Consumer Discretionary Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Electronics Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Energy Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Financial Services Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Health Care Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Industrials Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Technology Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Utilities Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor® Biotechnology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Biogen, Inc.	6.5	6.9
Alexion Pharmaceuticals, Inc.	6.2	5.4
Celgene Corp.	6.1	6.0
Regeneron Pharmaceuticals, Inc.	5.5	5.4
Gilead Sciences, Inc.	4.7	8.8
Vertex Pharmaceuticals, Inc.	4.0	3.6
BioMarin Pharmaceutical, Inc.	3.8	4.9
Incyte Corp.	3.1	2.2
Genmab A/S	2.2	0.9
Anacor Pharmaceuticals, Inc.	1.8	2.3
	43.9

Top Industries (% of fund's net assets)

As of January 31, 2016
Biotechnology	86.9%
Pharmaceuticals	12.3%
Health Care Equipment & Supplies	0.3%
Capital Markets	0.1%
Health Care Providers & Services	0.1%
All Others*	0.3%

As of July 31, 2015
Biotechnology	90.4%
Pharmaceuticals	8.8%
Health Care Equipment & Supplies	0.2%
Life Sciences Tools & Services	0.1%
All Others*	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Biotechnology Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Biotechnology - 85.9%
Biotechnology - 85.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	499,986	$10,344,710
Acceleron Pharma, Inc. (a)	594,191	18,241,664
Achillion Pharmaceuticals, Inc. (a)(b)	1,640,172	11,087,563
Acorda Therapeutics, Inc. (a)	665,253	24,494,615
Actelion Ltd.	129,712	17,093,395
Adamas Pharmaceuticals, Inc. (a)	1,043,948	17,893,269
Adaptimmune Therapeutics PLC sponsored ADR	823,742	5,823,856
ADMA Biologics, Inc. (a)	50,300	303,561
Aduro Biotech, Inc. (b)	260,518	3,772,301
Aduro Biotech, Inc. (c)	345,762	5,006,634
Aegerion Pharmaceuticals, Inc. (a)(b)	1,437,389	10,176,714
Affimed NV (a)	179,950	597,434
Agenus, Inc. (a)	487,360	1,535,184
Agenus, Inc. warrants 1/9/18 (a)	452,000	809
Agios Pharmaceuticals, Inc. (a)	42,471	1,793,126
Aimmune Therapeutics, Inc. (a)(b)	460,656	6,301,774
Aimmune Therapeutics, Inc.	460,107	6,231,321
Akebia Therapeutics, Inc. (a)	434,377	3,183,983
Alder Biopharmaceuticals, Inc. (a)(b)	724,713	17,523,560
Aldeyra Therapeutics, Inc. (a)	478,895	2,303,485
Alexion Pharmaceuticals, Inc. (a)	1,143,165	166,822,068
Alkermes PLC (a)	390,703	12,506,403
Alnylam Pharmaceuticals, Inc. (a)	225,735	15,562,171
AMAG Pharmaceuticals, Inc. (a)(b)	847,577	19,417,989
Amarin Corp. PLC ADR (a)(b)	1,077,203	1,464,996
Amgen, Inc.	30,330	4,632,301
Amicus Therapeutics, Inc. (a)(b)	1,005,270	6,071,831
Anacor Pharmaceuticals, Inc. (a)	659,551	49,552,067
Applied Genetic Technologies Corp. (a)	293,936	4,294,405
Ardelyx, Inc. (a)	1,105,464	11,507,880
ARIAD Pharmaceuticals, Inc. (a)(b)	815,995	4,096,295
Array BioPharma, Inc. (a)	378,104	1,168,341
Ascendis Pharma A/S sponsored ADR	35,700	679,728
Asterias Biotherapeutics, Inc. (a)(b)	115,938	372,161
Atara Biotherapeutics, Inc. (a)(b)	455,215	8,239,392
aTyr Pharma, Inc. (a)	45,620	240,874
aTyr Pharma, Inc. (c)	55,238	291,657
Avalanche Biotechnologies, Inc. (a)	125,129	750,774
Axovant Sciences Ltd. (a)	291,261	4,639,788
BioCryst Pharmaceuticals, Inc. (a)	326,300	2,274,311
Biogen, Inc. (a)	641,640	175,206,218
BioMarin Pharmaceutical, Inc. (a)	1,393,848	103,172,629
BioTime, Inc. warrants 10/1/18 (a)	2	1
bluebird bio, Inc. (a)	35,449	1,466,171
Blueprint Medicines Corp.	311,843	4,902,172
Calithera Biosciences, Inc. (a)(b)	497,158	2,485,790
Cara Therapeutics, Inc. (a)	307,888	2,770,992
Catabasis Pharmaceuticals, Inc. (b)	138,100	914,222
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	6,007
warrants 5/30/17 (a)	17,900	15,969
Celgene Corp. (a)	1,636,735	164,197,255
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	0
Celldex Therapeutics, Inc. (a)(b)	827,627	6,869,304
Cellectis SA sponsored ADR	40,000	894,400
Cepheid, Inc. (a)	51,400	1,513,730
Cerulean Pharma, Inc. (a)(b)	1,310,113	3,144,271
Chiasma, Inc. (a)	29,900	307,970
Chiasma, Inc. (c)	325,192	3,349,478
Chiasma, Inc. warrants (a)	81,298	221,852
Chimerix, Inc. (a)	281,786	2,169,752
Cidara Therapeutics, Inc. (b)	19,000	221,540
Cidara Therapeutics, Inc. (c)	223,967	2,611,455
Clovis Oncology, Inc. (a)(b)	139,332	2,914,825
Concert Pharmaceuticals, Inc. (a)	35,584	543,368
CTI BioPharma Corp. (a)(b)	5,520,646	6,956,014
Cytokinetics, Inc. (a)	191,719	1,476,236
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	123,930
CytomX Therapeutics, Inc.	64,961	969,510
DBV Technologies SA sponsored ADR (a)	258,000	6,705,420
Dicerna Pharmaceuticals, Inc. (a)(b)	125,106	820,695
Dynavax Technologies Corp. (a)(b)	558,819	13,461,950
Edge Therapeutics, Inc. (a)(b)	215,200	2,390,872
Eleven Biotherapeutics, Inc. (a)(b)	41,779	13,386
Emergent BioSolutions, Inc. (a)	146,555	5,363,913
Enanta Pharmaceuticals, Inc. (a)(b)	100,387	2,579,946
Epirus Biopharmaceuticals, Inc. (a)	254,100	820,743
Epizyme, Inc. (a)(b)	2,351,873	21,378,526
Esperion Therapeutics, Inc. (a)(b)	348,778	5,189,817
Exact Sciences Corp. (a)(b)	364,159	2,392,525
Exelixis, Inc. (a)(b)	1,040,940	4,809,143
Fate Therapeutics, Inc. (a)(b)	234,604	505,572
Fibrocell Science, Inc. (a)	279,800	719,086
FibroGen, Inc. (a)	74,322	1,507,250
Forward Pharma A/S sponsored ADR (a)	23,100	370,755
Foundation Medicine, Inc. (a)(b)	159,200	2,322,728
Galapagos Genomics NV sponsored ADR (b)	253,629	12,407,531
Genmab A/S (a)	464,102	58,280,477
Genocea Biosciences, Inc. (a)	159,921	497,354
Genomic Health, Inc. (a)	54,120	1,558,656
Geron Corp. (a)(b)	4,760,774	14,520,361
Gilead Sciences, Inc.	1,514,648	125,715,784
Global Blood Therapeutics, Inc.	518,310	9,713,492
Global Blood Therapeutics, Inc. (a)	70,157	1,328,072
Halozyme Therapeutics, Inc. (a)(b)	1,156,138	10,174,014
Heron Therapeutics, Inc. (a)(b)	535,642	11,243,126
Histogenics Corp. (a)(b)(d)	672,534	2,024,327
Ignyta, Inc. (a)	652,672	6,513,667
Immune Design Corp. (a)	268,300	2,809,101
ImmunoGen, Inc. (a)(b)	1,249,451	10,607,839
Immunomedics, Inc. (a)(b)	2,399,384	4,510,842
Incyte Corp. (a)	1,166,968	82,341,262
Infinity Pharmaceuticals, Inc. (a)	287,434	1,784,965
Insys Therapeutics, Inc. (a)(b)	585,194	10,153,116
Intercept Pharmaceuticals, Inc. (a)	175,060	18,596,624
Intrexon Corp. (a)(b)	273,808	7,978,765
Ionis Pharmaceuticals, Inc. (a)	386,340	15,040,216
Ironwood Pharmaceuticals, Inc. Class A (a)	670,651	6,190,109
Juno Therapeutics, Inc. (a)(b)	73,900	2,038,162
Juno Therapeutics, Inc. (c)	214,673	5,920,681
Karyopharm Therapeutics, Inc. (a)(b)	1,159,016	7,209,080
Keryx Biopharmaceuticals, Inc. (a)(b)	673,542	2,377,603
Kite Pharma, Inc. (a)(b)	729,920	34,663,901
Kura Oncology, Inc.	1,037,902	4,981,930
La Jolla Pharmaceutical Co. (a)	327,300	5,796,483
Lexicon Pharmaceuticals, Inc. (a)(b)	930,237	9,479,115
Ligand Pharmaceuticals, Inc. Class B (a)(b)	126,712	12,667,399
Lion Biotechnologies, Inc. (a)	369,046	2,210,586
Loxo Oncology, Inc. (a)	400,471	8,273,731
Macrogenics, Inc. (a)	575,691	11,588,660
MannKind Corp. (a)(b)	1,121,356	1,118,328
MediciNova, Inc. (a)(b)	1,018,480	4,104,474
Medivation, Inc. (a)	1,377,738	45,052,033
Merrimack Pharmaceuticals, Inc. (a)	204,236	1,260,136
Mesoblast Ltd. sponsored ADR (a)(b)	250,700	1,353,780
MiMedx Group, Inc. (a)(b)	250,413	2,083,436
Minerva Neurosciences, Inc. (a)(b)	921,974	4,794,265
Mirati Therapeutics, Inc. (a)	34,314	738,780
Mirna Therapeutics, Inc. (a)(b)	281,700	1,270,467
Momenta Pharmaceuticals, Inc. (a)	121,037	1,503,280
Myriad Genetics, Inc. (a)(b)	195,057	7,601,371
NantKwest, Inc. (a)(b)	361,278	3,721,163
Neurocrine Biosciences, Inc. (a)	669,028	28,467,141
NewLink Genetics Corp. (a)(b)	252,479	6,150,388
Nivalis Therapeutics, Inc.	18,600	87,234
Novavax, Inc. (a)(b)	2,767,531	14,252,785
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	1
OncoMed Pharmaceuticals, Inc. (a)(b)	175,270	1,621,248
Ophthotech Corp. (a)	762,637	41,327,299
Opko Health, Inc. (a)(b)	586,151	4,712,654
Oragenics, Inc. (a)	250,308	265,326
Orexigen Therapeutics, Inc. (a)(b)	1,765,996	3,231,773
Organovo Holdings, Inc. (a)(b)	194,083	380,403
Osiris Therapeutics, Inc. (b)	203,971	1,460,432
OvaScience, Inc. (a)(b)	193,445	1,092,964
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc. (a)	526,888	17,403,111
Progenics Pharmaceuticals, Inc. (a)(b)	793,543	3,309,074
ProNai Therapeutics, Inc. (a)(b)	377,900	3,129,012
ProQR Therapeutics BV (a)	249,416	1,314,422
Proteon Therapeutics, Inc. (a)	137,500	1,282,875
Prothena Corp. PLC (a)	128,634	5,010,294
PTC Therapeutics, Inc. (a)(b)	330,278	7,867,222
Puma Biotechnology, Inc. (a)(b)	324,394	13,540,206
Radius Health, Inc. (a)	975,562	31,247,251
Raptor Pharmaceutical Corp. (a)	625,173	2,563,209
Regeneron Pharmaceuticals, Inc. (a)	353,005	148,293,870
REGENXBIO, Inc. (a)(b)	423,050	5,880,395
Regulus Therapeutics, Inc. (a)	265,221	1,532,977
Repligen Corp. (a)	361,227	8,001,178
Retrophin, Inc. (a)	266,445	3,988,682
Rigel Pharmaceuticals, Inc. (a)	643,465	1,769,529
Sage Therapeutics, Inc. (a)	262,168	8,803,601
Sangamo Biosciences, Inc. (a)(b)	682,852	4,131,255
Sarepta Therapeutics, Inc. (a)(b)	429,797	5,105,988
Seattle Genetics, Inc. (a)(b)	995,001	32,815,133
Seres Therapeutics, Inc. (b)	237,191	6,387,554
Seres Therapeutics, Inc.	352,270	9,486,631
Sophiris Bio, Inc. (a)	141,653	273,390
Spark Therapeutics, Inc. (b)	314,145	8,849,465
Spectrum Pharmaceuticals, Inc. (a)	338,247	1,677,705
Stemline Therapeutics, Inc. (a)(b)	348,093	1,754,389
Sunesis Pharmaceuticals, Inc. (a)(b)	830,240	647,587
TESARO, Inc. (a)(b)	456,937	15,782,604
TG Therapeutics, Inc. (a)(b)	1,428,493	11,670,788
Threshold Pharmaceuticals, Inc. (a)(b)	26,804	8,577
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	0
Tobira Therapeutics, Inc. (a)(b)	299,451	2,150,058
Tokai Pharmaceuticals, Inc. (a)(b)	91,000	570,570
Trevena, Inc. (a)	286,767	2,087,664
Ultragenyx Pharmaceutical, Inc. (a)	366,427	20,574,876
uniQure B.V. (a)(b)	158,829	2,895,453
United Therapeutics Corp. (a)	148,094	18,242,219
Verastem, Inc. (a)	365,402	438,482
Versartis, Inc. (a)(b)	355,976	3,965,573
Vertex Pharmaceuticals, Inc. (a)	1,198,919	108,801,899
Vical, Inc. (a)	659,862	230,952
Vitae Pharmaceuticals, Inc. (a)	1,091,502	10,696,720
Vital Therapies, Inc. (a)(b)	581,760	5,323,104
Voyager Therapeutics, Inc. (a)(b)	1,016,525	10,856,487
Voyager Therapeutics, Inc.	282,352	2,713,967
Xencor, Inc. (a)	523,108	5,660,029
Xenon Pharmaceuticals, Inc. (a)	102,215	676,663
XOMA Corp. (a)(b)	1,918,701	1,937,888
Zafgen, Inc. (a)(b)	1,356,174	9,018,557
ZIOPHARM Oncology, Inc. (a)(b)	160,501	797,690
		2,309,086,797
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (e)	12,210	1,711,842
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Bellerophon Therapeutics, Inc. (b)	227,700	523,710
Novocure Ltd.	155,553	1,844,236
Novocure Ltd. (a)(b)	169,200	2,111,616
Vermillion, Inc. (a)(b)	1,165,400	1,783,062
Zosano Pharma Corp. (b)	598,503	1,364,587
		7,627,211
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc.	469,540	1,596,573
Transgenomic, Inc. (a)	13,500	8,505
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	1
		1,605,079
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	6,666	11,466
Pharmaceuticals - 11.9%
Pharmaceuticals - 11.9%
Achaogen, Inc. (a)	141,215	511,198
Adimab LLC unit (e)(f)	398,401	7,637,946
Aradigm Corp. (a)	8,786	32,596
Auris Medical Holding AG (a)	261,667	1,172,268
Axsome Therapeutics, Inc. (a)(b)	956,860	7,492,214
Biodel, Inc. (a)	718,800	178,981
Biodelivery Sciences International, Inc. (a)(b)	609,750	2,469,488
Carbylan Therapeutics, Inc.	763,811	1,856,061
Cempra, Inc. (a)(b)	1,143,578	19,703,849
Collegium Pharmaceutical, Inc.	81,700	1,391,351
Dermira, Inc. (a)	563,614	15,781,192
Dermira, Inc. (c)	162,931	4,562,068
Egalet Corp. (a)(b)(d)	1,252,974	10,550,041
Eisai Co. Ltd.	342,900	20,726,310
Endo Health Solutions, Inc. (a)	58,774	3,260,194
Flex Pharma, Inc.	22,600	188,032
GW Pharmaceuticals PLC ADR (a)(b)	351,018	17,607,063
Horizon Pharma PLC (a)	1,904,309	33,325,408
Intra-Cellular Therapies, Inc. (a)	273,554	10,143,382
Jazz Pharmaceuticals PLC (a)	323,452	41,641,210
MyoKardia, Inc.	484,822	4,145,228
MyoKardia, Inc. (a)(b)	831,134	7,480,206
Nektar Therapeutics (a)	277,332	3,782,808
NeurogesX, Inc. (a)	150,000	510
Ocular Therapeutix, Inc. (a)(b)	380,371	2,327,871
Pacira Pharmaceuticals, Inc. (a)(b)	411,608	24,457,747
Paratek Pharmaceuticals, Inc. (a)	881,160	12,882,559
Parnell Pharmaceuticals Holdings Ltd. (a)	123,569	359,586
Pozen, Inc. (a)(b)	144,020	943,331
Repros Therapeutics, Inc. (a)(b)	1,037,775	1,068,908
Revance Therapeutics, Inc. (a)(b)	110,800	2,296,884
SCYNEXIS, Inc. (a)	111,900	511,383
Sun Pharmaceutical Industries Ltd.	552,504	7,151,532
Tetraphase Pharmaceuticals, Inc. (a)(b)	378,131	2,057,033
The Medicines Company (a)	565,722	19,551,352
TherapeuticsMD, Inc. (a)	1,497,500	10,707,125
Theravance Biopharma, Inc. (a)(b)	407,503	6,691,199
WAVE Life Sciences	230,144	2,802,463
WAVE Life Sciences (a)(b)	171,944	2,326,402
XenoPort, Inc. (a)(b)	478,008	2,375,700
Zogenix, Inc. (a)(b)	683,715	6,481,618
Zogenix, Inc. warrants 7/27/17 (a)	32,985	838
		320,633,135
TOTAL COMMON STOCKS
(Cost $2,959,279,215)		2,640,675,530

Convertible Preferred Stocks - 1.6%
Biotechnology - 1.0%
Biotechnology - 1.0%
23andMe, Inc. Series E (e)	341,730	3,229,349
AC Immune SA Series E (e)	101,250	724,343
Editas Medicine, Inc. Series B (e)	53,545	771,048
Gensight Biologics Series B (e)	76,600	381,380
Immunocore Ltd. Series A (e)	17,149	2,399,113
Intellia Therapeutics, Inc. Series B (e)	121,616	638,484
Jounce Therapeutics, Inc. Series B (e)	1,591,779	2,187,104
Moderna LLC:
Series D, 8.00% (a)(e)	26,918	1,245,173
Series E (a)(e)	54,410	2,516,898
Ovid Therapeutics, Inc. Series B (e)	246,448	917,279
Pronutria Biosciences, Inc. Series C (e)	341,857	2,447,012
RaNA Therapeutics LLC Series B (e)	1,310,353	744,281
Scholar Rock LLC Series B (e)	1,083,994	2,306,739
Syndax Pharmaceuticals, Inc. Series C1 (e)	345,059	2,981,310
Twist Bioscience Corp.:
Series C (e)	1,866,791	4,005,573
Series D (e)	453,587	973,262
		28,468,348
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Allena Pharmaceuticals, Inc. Series C (e)	1,505,538	2,681,363
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (e)	213,402	464,149
Series B (e)	693,558	1,508,489
		1,972,638
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Afferent Pharmaceuticals, Inc. Series C (e)	1,915,787	2,693,597
Corvus Pharmaceuticals, Inc. Series B (e)	180,163	2,524,084
Kolltan Pharmaceuticals, Inc. Series D (a)(e)	1,610,391	1,610,391
Stemcentrx, Inc. Series G (e)	208,907	2,996,144
Syros Pharmaceuticals, Inc. Series B, 6.00% (a)(e)	234,635	738,185
		10,562,401
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $55,238,619)		43,684,750

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 0.38% (g)	13,705,065	13,705,065
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	205,674,731	205,674,731
TOTAL MONEY MARKET FUNDS
(Cost $219,379,796)		219,379,796
TOTAL INVESTMENT PORTFOLIO - 108.0%
(Cost $3,233,897,630)		2,903,740,076
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(215,921,247)
NET ASSETS - 100%		$2,687,818,829

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,741,973 or 0.8% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,034,536 or 2.0% of net assets.

 (f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$3,700,003
AC Immune SA Series E	10/19/15	$975,669
Adimab LLC unit	9/17/14 - 6/5/15	$6,416,091
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$4,700,000
Allena Pharmaceuticals, Inc. Series C	11/25/15	$3,989,676
Codiak Biosciences, Inc. Series A	11/12/15	$213,402
Codiak Biosciences, Inc. Series B	11/12/15	$2,080,674
Corvus Pharmaceuticals, Inc. Series B	9/16/15	$2,524,084
Editas Medicine, Inc. Series B	8/4/15	$626,477
Gensight Biologics Series B	7/2/15	$590,265
Immunocore Ltd. Series A	7/27/15	$3,227,085
Intellia Therapeutics, Inc. Series B	8/20/15	$638,484
Jounce Therapeutics, Inc. Series B	4/17/15	$3,597,421
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$1,610,391
Moderna LLC Series D, 8.00%	11/6/13	$574,161
Moderna LLC Series E	12/18/14	$3,355,465
Ovid Therapeutics, Inc. Series B	8/10/15	$1,535,371
Pronutria Biosciences, Inc. Series C	1/30/15	$3,445,919
RaNA Therapeutics LLC Series B	7/17/15	$1,415,181
RPI International Holdings LP	5/21/15	$1,439,559
Scholar Rock LLC Series B	12/17/15	$3,251,982
Stemcentrx, Inc. Series G	8/14/15	$4,813,217
Syndax Pharmaceuticals, Inc. Series C1	8/21/15	$3,862,245
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14 - 1/12/16	$738,186
Twist Bioscience Corp. Series C	5/29/15	$2,800,000
Twist Bioscience Corp. Series D	1/8/16	$973,262

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,995
Fidelity Securities Lending Cash Central Fund	3,402,595
Total	$3,417,590

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adamas Pharmaceuticals, Inc.	$22,064,924	$3,508,766	$--	$--	$--
Aegerion Pharmaceuticals, Inc.	27,497,252	--	--	--	--
Egalet Corp.	5,675,368	9,528,212	--	--	10,550,041
Histogenics Corp.	4,284,042	--	--	--	2,024,327
Total	$59,521,586	$13,036,978	$--	$--	$12,574,368

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,640,675,530	$2,497,687,829	$133,637,911	$9,349,790
Convertible Preferred Stocks	43,684,750	--	2,981,310	40,703,440
Money Market Funds	219,379,796	219,379,796	--	--
Total Investments in Securities:	$2,903,740,076	$2,717,067,625	$136,619,221	$50,053,230

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$76,339,677
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$13,219,438
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(940,217)
Cost of Purchases	8,500
Proceeds of Sales	(878,043)
Amortization/Accretion	--
Transfers in to Level 3	2
Transfers out of Level 3	(2,059,890)
Ending Balance	$9,349,790
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$243,796
Convertible Preferred Stocks
Beginning Balance	$59,208,008
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(20,557,571)
Cost of Purchases	21,844,541
Proceeds of Sales	(19,791,538)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$40,703,440
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(11,764,722)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
Ireland	3.5%
Denmark	2.2%
United Kingdom	1.1%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $203,832,360) — See accompanying schedule: Unaffiliated issuers (cost $2,992,516,227)	$2,671,785,912
Fidelity Central Funds (cost $219,379,796)	219,379,796
Other affiliated issuers (cost $22,001,607)	12,574,368
Total Investments (cost $3,233,897,630)		$2,903,740,076
Receivable for investments sold		24,862
Receivable for fund shares sold		6,646,108
Distributions receivable from Fidelity Central Funds		562,551
Prepaid expenses		16,323
Other receivables		3,255
Total assets		2,910,993,175
Liabilities
Payable to custodian bank	$3,063
Payable for fund shares redeemed	14,357,667
Accrued management fee	1,421,274
Distribution and service plan fees payable	925,204
Other affiliated payables	665,705
Other payables and accrued expenses	126,702
Collateral on securities loaned, at value	205,674,731
Total liabilities		223,174,346
Net Assets		$2,687,818,829
Net Assets consist of:
Paid in capital		$3,019,739,821
Accumulated net investment loss		(14,314,839)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,602,532
Net unrealized appreciation (depreciation) on investments		(330,208,685)
Net Assets		$2,687,818,829
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,052,779,391 ÷ 54,855,241 shares)		$19.19
Maximum offering price per share (100/94.25 of $19.19)		$20.36
Class T:
Net Asset Value and redemption price per share ($127,758,675 ÷ 6,973,005 shares)		$18.32
Maximum offering price per share (100/96.50 of $18.32)		$18.98
Class B:
Net Asset Value and offering price per share ($3,959,447 ÷ 235,036 shares)(a)		$16.85
Class C:
Net Asset Value and offering price per share ($633,768,794 ÷ 37,610,515 shares)(a)		$16.85
Class I:
Net Asset Value, offering price and redemption price per share ($869,552,522 ÷ 43,101,740 shares)		$20.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$2,955,118
Income from Fidelity Central Funds (including $3,402,595 from security lending)		3,417,590
Total income		6,372,708
Expenses
Management fee	$9,867,712
Transfer agent fees	3,570,620
Distribution and service plan fees	6,374,234
Accounting and security lending fees	534,459
Custodian fees and expenses	72,351
Independent trustees' compensation	34,197
Registration fees	153,094
Audit	51,038
Legal	19,274
Interest	6,838
Miscellaneous	19,089
Total expenses before reductions	20,702,906
Expense reductions	(15,359)	20,687,547
Net investment income (loss)		(14,314,839)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,066,087
Foreign currency transactions	(9,713)
Total net realized gain (loss)		25,056,374
Change in net unrealized appreciation (depreciation) on investment securities (net of increase in deferred foreign taxes of $51,131)		(1,542,779,776)
Net gain (loss)		(1,517,723,402)
Net increase (decrease) in net assets resulting from operations		$(1,532,038,241)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(14,314,839)	$(22,504,330)
Net realized gain (loss)	25,056,374	265,529,861
Change in net unrealized appreciation (depreciation)	(1,542,779,776)	881,295,858
Net increase (decrease) in net assets resulting from operations	(1,532,038,241)	1,124,321,389
Distributions to shareholders from net investment income	–	(69,565)
Distributions to shareholders from net realized gain	(189,322,364)	(51,362,234)
Total distributions	(189,322,364)	(51,431,799)
Share transactions - net increase (decrease)	283,799,085	1,521,666,795
Redemption fees	200,094	97,303
Total increase (decrease) in net assets	(1,437,361,426)	2,594,653,688
Net Assets
Beginning of period	4,125,180,255	1,530,526,567
End of period (including accumulated net investment loss of $14,314,839 and undistributed net investment income of $0, respectively)	$2,687,818,829	$4,125,180,255

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.43	$20.19	$17.25	$11.79	$8.81	$6.67
Income from Investment Operations
Net investment income (loss)A	(.09)	(.20)	(.13)	(.09)	(.07)	(.07)B
Net realized and unrealized gain (loss)	(10.75)	12.04	3.12	6.24	3.05	2.21
Total from investment operations	(10.84)	11.84	2.99	6.15	2.98	2.14
Distributions from net realized gain	(1.40)	(.60)	(.05)	(.69)	–	–
Total distributions	(1.40)	(.60)	(.05)	(.69)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$19.19	$31.43	$20.19	$17.25	$11.79	$8.81
Total ReturnD,E,F	(35.90)%	59.66%	17.38%	54.94%	33.83%	32.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%I	1.04%	1.08%	1.15%	1.27%	1.35%
Expenses net of fee waivers, if any	1.05%I	1.04%	1.08%	1.15%	1.27%	1.35%
Expenses net of all reductions	1.05%I	1.04%	1.08%	1.14%	1.27%	1.34%
Net investment income (loss)	(.69)%I	(.75)%	(.68)%	(.63)%	(.73)%	(.91)%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,052,779	$1,560,528	$602,625	$286,695	$68,993	$30,639
Portfolio turnover rateJ	28%I	26%	50%	22%	82%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$30.06	$19.39	$16.63	$11.42	$8.56	$6.50
Income from Investment Operations
Net investment income (loss)A	(.12)	(.27)	(.19)	(.12)	(.10)	(.09)B
Net realized and unrealized gain (loss)	(10.27)	11.54	3.00	6.02	2.96	2.15
Total from investment operations	(10.39)	11.27	2.81	5.90	2.86	2.06
Distributions from net realized gain	(1.35)	(.60)	(.05)	(.69)	–	–
Total distributions	(1.35)	(.60)	(.05)	(.69)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$18.32	$30.06	$19.39	$16.63	$11.42	$8.56
Total ReturnD,E,F	(35.98)%	59.17%	16.95%	54.50%	33.41%	31.69%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.36%I	1.35%	1.41%	1.46%	1.56%	1.64%
Expenses net of fee waivers, if any	1.36%I	1.35%	1.41%	1.46%	1.56%	1.64%
Expenses net of all reductions	1.36%I	1.34%	1.40%	1.46%	1.56%	1.64%
Net investment income (loss)	(1.00)%I	(1.05)%	(1.01)%	(.94)%	(1.02)%	(1.21)%B
Supplemental Data
Net assets, end of period (000 omitted)	$127,759	$196,393	$95,945	$67,887	$28,154	$16,454
Portfolio turnover rateJ	28%I	26%	50%	22%	82%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$27.73	$18.01	$15.52	$10.75	$8.09	$6.17
Income from Investment Operations
Net investment income (loss)A	(.17)	(.35)	(.26)	(.17)	(.13)	(.12)B
Net realized and unrealized gain (loss)	(9.45)	10.67	2.80	5.63	2.79	2.04
Total from investment operations	(9.62)	10.32	2.54	5.46	2.66	1.92
Distributions from net realized gain	(1.26)	(.60)	(.05)	(.69)	–	–
Total distributions	(1.26)	(.60)	(.05)	(.69)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$16.85	$27.73	$18.01	$15.52	$10.75	$8.09
Total ReturnD,E,F	(36.13)%	58.42%	16.42%	53.76%	32.88%	31.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	1.83%	1.89%	1.94%	2.03%	2.10%
Expenses net of fee waivers, if any	1.83%I	1.83%	1.89%	1.94%	2.03%	2.10%
Expenses net of all reductions	1.83%I	1.82%	1.88%	1.94%	2.02%	2.09%
Net investment income (loss)	(1.48)%I	(1.53)%	(1.49)%	(1.42)%	(1.49)%	(1.66)%B
Supplemental Data
Net assets, end of period (000 omitted)	$3,959	$8,098	$6,101	$8,136	$6,349	$5,849
Portfolio turnover rateJ	28%I	26%	50%	22%	82%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$27.78	$18.04	$15.53	$10.76	$8.10	$6.18
Income from Investment Operations
Net investment income (loss)A	(.16)	(.35)	(.25)	(.17)	(.13)	(.12)B
Net realized and unrealized gain (loss)	(9.45)	10.69	2.81	5.63	2.79	2.04
Total from investment operations	(9.61)	10.34	2.56	5.46	2.66	1.92
Distributions from net realized gain	(1.32)	(.60)	(.05)	(.69)	–	–
Total distributions	(1.32)	(.60)	(.05)	(.69)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$16.85	$27.78	$18.04	$15.53	$10.76	$8.10
Total ReturnD,E,F	(36.11)%	58.43%	16.54%	53.71%	32.84%	31.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.80%I	1.79%	1.83%	1.88%	2.01%	2.10%
Expenses net of fee waivers, if any	1.80%I	1.79%	1.83%	1.88%	2.01%	2.10%
Expenses net of all reductions	1.80%I	1.79%	1.83%	1.87%	2.01%	2.09%
Net investment income (loss)	(1.44)%I	(1.49)%	(1.43)%	(1.36)%	(1.47)%	(1.66)%B
Supplemental Data
Net assets, end of period (000 omitted)	$633,769	$956,495	$359,967	$146,684	$31,710	$15,787
Portfolio turnover rateJ	28%I	26%	50%	22%	82%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.95	$21.10	$17.97	$12.22	$9.10	$6.87
Income from Investment Operations
Net investment income (loss)A	(.06)	(.14)	(.08)	(.05)	(.04)	(.05)B
Net realized and unrealized gain (loss)	(11.28)	12.60	3.26	6.49	3.16	2.28
Total from investment operations	(11.34)	12.46	3.18	6.44	3.12	2.23
Distributions from net realized gain	(1.44)	(.60)	(.05)	(.69)	–	–
Total distributions	(1.44)	(.61)C	(.05)	(.69)	–	–
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$20.17	$32.95	$21.10	$17.97	$12.22	$9.10
Total ReturnE,F	(35.80)%	60.00%	17.74%	55.39%	34.29%	32.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.81%	.85%	.95%	1.04%
Expenses net of fee waivers, if any	.78%I	.78%	.81%	.85%	.95%	1.04%
Expenses net of all reductions	.78%I	.77%	.80%	.84%	.94%	1.03%
Net investment income (loss)	(.43)%I	(.48)%	(.41)%	(.32)%	(.40)%	(.60)%B
Supplemental Data
Net assets, end of period (000 omitted)	$869,553	$1,403,666	$465,889	$177,926	$26,772	$5,903
Portfolio turnover rateJ	28%I	26%	50%	22%	82%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73) %.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.604 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$50,053,230	Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$1.00 - $140.00/ $20.50	Increase
		Market comparable	EV/Sales multiple	2.1	Increase
			Discount rate	21.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Partnership NAV	Partnership NAV	$140.20	Increase
		Proposed transaction price	Transaction price	$8.00	Increase
			Discount rate	10.0%	Decrease
			Index movement	30.2%	Increase
		Proxy adjustment	Proxy movement	25.0% - 47.4% / 32.9%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$476,116,518
Gross unrealized depreciation	(814,858,124)
Net unrealized appreciation (depreciation) on securities	$(338,741,606)
Tax cost	$3,242,481,682

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $591,885,078 and $494,207,020, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,729,946	$–
Class T	.25%	.25%	420,676	–
Class B	.75%	.25%	30,633	22,975
Class C	.75%	.25%	4,192,979	1,706,860
			$6,374,234	$1,729,835

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$881,974
Class T	53,596
Class B(a)	528
Class C(a)	175,492
$1,111,590

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,380,953.20
Class T	218,765.26
Class B	7,327.24
Class C	841,596.20
Class I	1,121,979.19
	$3,570,620

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35,955 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,694,333.48%		$1,875

Interfund Trades. The Fundmay purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,493 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $18,734,636. The weighted average interest rate was .87%. The interest expense amounted to $4,963 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,097 for the period.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,262.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class I	$–	$69,565
Total	$–	$69,565
From net realized gain
Class A	$71,428,585	$19,162,759
Class T	8,780,705	3,137,062
Class B	350,358	191,809
Class C	46,525,418	13,249,824
Class I	62,237,298	15,620,780
Total	$189,322,364	$51,362,234

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	13,519,468	28,734,829	$352,870,183	$782,311,246
Reinvestment of distributions	2,387,348	750,777	66,988,968	17,834,437
Shares redeemed	(10,708,989)	(9,674,834)	(265,479,703)	(251,598,976)
Net increase (decrease)	5,197,827	19,810,772	$154,379,448	$548,546,707
Class T
Shares sold	1,232,394	2,609,939	$30,442,567	$67,425,583
Reinvestment of distributions	319,200	134,415	8,560,935	3,058,643
Shares redeemed	(1,111,590)	(1,158,298)	(26,768,785)	(29,041,801)
Net increase (decrease)	440,004	1,586,056	$12,234,717	$41,442,425
Class B
Shares sold	15,603	83,752	$361,193	$1,983,767
Reinvestment of distributions	13,390	8,590	330,876	180,710
Shares redeemed	(86,028)	(138,999)	(1,919,426)	(3,242,788)
Net increase (decrease)	(57,035)	(46,657)	$(1,227,357)	$(1,078,311)
Class C
Shares sold	6,956,533	18,036,528	$160,829,470	$437,867,038
Reinvestment of distributions	1,618,899	528,140	40,003,000	11,164,448
Shares redeemed	(5,390,758)	(4,090,881)	(117,485,878)	(97,122,016)
Net increase (decrease)	3,184,674	14,473,787	$83,346,592	$351,909,470
Class I
Shares sold	12,159,049	29,622,523	$329,675,010	$833,349,459
Reinvestment of distributions	1,787,031	532,595	52,663,804	13,257,162
Shares redeemed	(13,439,620)	(9,644,195)	(347,273,129)	(265,760,117)
Net increase (decrease)	506,460	20,510,923	$35,065,685	$580,846,504

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Communications Equipment Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	18.8	16.9
Qualcomm, Inc.	17.0	19.2
Nokia Corp. sponsored ADR	8.1	3.9
F5 Networks, Inc.	6.1	6.9
CommScope Holding Co., Inc.	4.9	4.8
Harris Corp.	4.9	4.6
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.9	4.4
Juniper Networks, Inc.	4.5	5.0
Brocade Communications Systems, Inc.	4.2	3.4
Ruckus Wireless, Inc.	2.0	2.4
	75.4

Top Industries (% of fund's net assets)

As of January 31, 2016
Communications Equipment	90.0%
Technology Hardware, Storage & Peripherals	3.0%
Semiconductors & Semiconductor Equipment	2.1%
Electronic Equipment & Components	1.8%
Internet Software & Services	1.6%
All Others*	1.5%

As of July 31, 2015
Communications Equipment	92.2%
Technology Hardware, Storage & Peripherals	2.8%
Semiconductors & Semiconductor Equipment	1.6%
Internet Software & Services	1.3%
Electronic Equipment & Components	1.0%
All Others*	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Communications Equipment Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Communications Equipment - 90.0%
Communications Equipment - 90.0%
ADTRAN, Inc.	6,000	$108,960
Arris International PLC (a)	7,097	180,761
AudioCodes Ltd. (a)	4,900	21,168
Black Box Corp.	2,300	17,526
Brocade Communications Systems, Inc.	54,500	434,910
Calix Networks, Inc. (a)	1,700	13,056
Ciena Corp. (a)	600	10,662
Cisco Systems, Inc.	81,524	1,939,456
CommScope Holding Co., Inc. (a)	22,720	509,382
EchoStar Holding Corp. Class A (a)	650	22,835
F5 Networks, Inc. (a)	6,735	631,608
Finisar Corp. (a)	11,600	147,320
Harris Corp.	5,820	506,165
Infinera Corp. (a)	3,517	53,880
InterDigital, Inc.	2,700	121,608
Ixia (a)	6,190	59,238
Juniper Networks, Inc.	19,558	461,569
Lumentum Holdings, Inc. (a)	2,560	50,509
Mitel Networks Corp. (a)	3,710	27,009
Motorola Solutions, Inc.	2,209	147,495
NETGEAR, Inc. (a)	500	18,685
Nokia Corp. sponsored ADR	115,921	834,631
Plantronics, Inc.	2,310	103,557
Polycom, Inc. (a)	5,119	52,163
Qualcomm, Inc.	38,661	1,752,890
Radware Ltd. (a)	14,600	195,056
Ruckus Wireless, Inc. (a)	24,120	202,849
Sandvine Corp. (U.K.)	5,100	12,669
Sierra Wireless, Inc. (a)	400	5,976
Sonus Networks, Inc. (a)	7,150	42,900
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	56,330	501,337
Viavi Solutions, Inc. (a)	12,800	64,000
Wi-Lan, Inc. (b)	30,000	32,979
		9,284,809
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
Vonage Holdings Corp. (a)	4,390	22,521
Electronic Equipment & Components - 1.8%
Electronic Components - 0.3%
II-VI, Inc. (a)	1,360	28,288
Electronic Equipment & Instruments - 0.6%
Keysight Technologies, Inc. (a)	2,500	58,500
Electronic Manufacturing Services - 0.9%
TE Connectivity Ltd.	1,700	97,172

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		183,960

Internet Software & Services - 1.6%
Internet Software & Services - 1.6%
Alphabet, Inc.:
Class A	49	37,306
Class C	78	57,950
Rackspace Hosting, Inc. (a)	800	16,168
Web.com Group, Inc. (a)	2,700	50,841
		162,265
Semiconductors & Semiconductor Equipment - 2.1%
Semiconductors - 2.1%
Broadcom Corp. Class A	400	21,868
GSI Technology, Inc. (a)	4,700	16,215
Marvell Technology Group Ltd.	6,800	60,180
Maxim Integrated Products, Inc.	1,100	36,740
Qorvo, Inc. (a)	1,550	61,380
Semtech Corp. (a)	1,200	24,120
		220,503
Software - 0.5%
Application Software - 0.1%
Xura, Inc. (a)	370	7,940
Systems Software - 0.4%
Oracle Corp.	1,270	46,114

TOTAL SOFTWARE		54,054

Technology Hardware, Storage & Peripherals - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
BlackBerry Ltd. (a)	20,300	144,762
EMC Corp.	2,000	49,540
Hewlett Packard Enterprise Co.	1,000	13,760
HP, Inc.	4,600	44,666
QLogic Corp. (a)	500	6,410
Samsung Electronics Co. Ltd.	53	50,884
		310,022
TOTAL COMMON STOCKS
(Cost $10,646,394)		10,238,134

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.38% (c)	67,370	67,370
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	252,900	252,900
TOTAL MONEY MARKET FUNDS
(Cost $320,270)		320,270
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $10,966,664)		10,558,404
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(236,787)
NET ASSETS - 100%		$10,321,617

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78
Fidelity Securities Lending Cash Central Fund	713
Total	$791

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$10,238,134	$10,187,250	$50,884	$--
Money Market Funds	320,270	320,270	--	--
Total Investments in Securities:	$10,558,404	$10,507,520	$50,884	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.0%
Finland	8.1%
Sweden	4.9%
Canada	2.2%
Israel	2.1%
United Kingdom	1.7%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $250,090) — See accompanying schedule: Unaffiliated issuers (cost $10,646,394)	$10,238,134
Fidelity Central Funds (cost $320,270)	320,270
Total Investments (cost $10,966,664)		$10,558,404
Receivable for investments sold		102,888
Receivable for fund shares sold		991
Dividends receivable		787
Distributions receivable from Fidelity Central Funds		225
Prepaid expenses		52
Receivable from investment adviser for expense reductions		2,933
Other receivables		21
Total assets		10,666,301
Liabilities
Payable for investments purchased	$45,289
Payable for fund shares redeemed	9,195
Accrued management fee	4,859
Distribution and service plan fees payable	4,298
Other affiliated payables	3,106
Other payables and accrued expenses	25,037
Collateral on securities loaned, at value	252,900
Total liabilities		344,684
Net Assets		$10,321,617
Net Assets consist of:
Paid in capital		$10,525,495
Undistributed net investment income		3,587
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		200,819
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(408,284)
Net Assets		$10,321,617
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,866,941 ÷ 385,408 shares)		$10.03
Maximum offering price per share (100/94.25 of $10.03)		$10.64
Class T:
Net Asset Value and redemption price per share ($3,244,774 ÷ 335,093 shares)		$9.68
Maximum offering price per share (100/96.50 of $9.68)		$10.03
Class B:
Net Asset Value and offering price per share ($204,530 ÷ 22,848 shares)(a)		$8.95
Class C:
Net Asset Value and offering price per share ($2,214,885 ÷ 247,540 shares)(a)		$8.95
Class I:
Net Asset Value, offering price and redemption price per share ($790,487 ÷ 76,023 shares)		$10.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$98,134
Income from Fidelity Central Funds		791
Total income		98,925
Expenses
Management fee	$31,963
Transfer agent fees	18,467
Distribution and service plan fees	28,425
Accounting and security lending fees	2,308
Custodian fees and expenses	1,314
Independent trustees' compensation	110
Registration fees	48,235
Audit	22,604
Legal	302
Miscellaneous	172
Total expenses before reductions	153,900
Expense reductions	(58,562)	95,338
Net investment income (loss)		3,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	355,512
Foreign currency transactions	372
Total net realized gain (loss)		355,884
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,616,110)
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		(2,616,133)
Net gain (loss)		(2,260,249)
Net increase (decrease) in net assets resulting from operations		$(2,256,662)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,587	$(6,053)
Net realized gain (loss)	355,884	967,469
Change in net unrealized appreciation (depreciation)	(2,616,133)	(133,970)
Net increase (decrease) in net assets resulting from operations	(2,256,662)	827,446
Distributions to shareholders from net investment income	–	(25,322)
Distributions to shareholders from net realized gain	(387,325)	–
Share transactions - net increase (decrease)	(147,369)	(2,143,838)
Redemption fees	46	500
Total increase (decrease) in net assets	(2,791,310)	(1,341,214)
Net Assets
Beginning of period	13,112,927	14,454,141
End of period (including undistributed net investment income of $3,587 and $0, respectively)	$10,321,617	$13,112,927

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.57	$11.94	$10.22	$7.71	$9.73	$8.67
Income from Investment Operations
Net investment income (loss)A	.02	.02	.04B	.02	(.01)	(.06)
Net realized and unrealized gain (loss)	(2.19)	.64	1.68	2.50	(1.81)	1.12
Total from investment operations	(2.17)	.66	1.72	2.52	(1.82)	1.06
Distributions from net investment income	–	(.03)	–	(.01)	–	–
Distributions from net realized gain	(.37)	–	–	–	(.20)	–
Total distributions	(.37)	(.03)	–	(.01)	(.20)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.03	$12.57	$11.94	$10.22	$7.71	$9.73
Total ReturnD,E,F	(17.48)%	5.54%	16.83%	32.65%	(18.88)%	12.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.40%I	1.90%	1.96%	2.22%	1.96%	1.64%
Expenses net of fee waivers, if any	1.40%I	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%I	1.39%	1.39%	1.37%	1.39%	1.39%
Net investment income (loss)	.30%I	.16%	.40%B	.18%	(.16)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,867	$4,806	$4,725	$3,962	$3,568	$8,787
Portfolio turnover rateJ	26%I	60%	160%	33%	79%	101%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$11.55	$9.91	$7.49	$9.48	$8.46
Income from Investment Operations
Net investment income (loss)A	–B	(.01)	.02C	(.01)	(.03)	(.09)
Net realized and unrealized gain (loss)	(2.11)	.62	1.62	2.43	(1.76)	1.11
Total from investment operations	(2.11)	.61	1.64	2.42	(1.79)	1.02
Distributions from net investment income	–	(.01)	–	–	–	–
Distributions from net realized gain	(.36)	–	–	–	(.20)	–
Total distributions	(.36)	(.01)	–	–	(.20)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$9.68	$12.15	$11.55	$9.91	$7.49	$9.48
Total ReturnD,E,F	(17.60)%	5.24%	16.55%	32.31%	(19.06)%	12.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.69%I	2.19%	2.25%	2.52%	2.27%	1.97%
Expenses net of fee waivers, if any	1.65%I	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%I	1.64%	1.64%	1.62%	1.64%	1.64%
Net investment income (loss)	.05%I	(.09)%	.14%C	(.07)%	(.41)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,245	$4,029	$3,995	$3,342	$2,843	$4,607
Portfolio turnover rateJ	26%I	60%	160%	33%	79%	101%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.77	$9.28	$7.05	$8.99	$8.06
Income from Investment Operations
Net investment income (loss)A	(.02)	(.07)	(.04)B	(.05)	(.07)	(.13)
Net realized and unrealized gain (loss)	(1.96)	.58	1.53	2.28	(1.67)	1.06
Total from investment operations	(1.98)	.51	1.49	2.23	(1.74)	.93
Distributions from net realized gain	(.35)	–	–	–	(.20)	–
Total distributions	(.35)	–	–	–	(.20)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.95	$11.28	$10.77	$9.28	$7.05	$8.99
Total ReturnD,E,F	(17.82)%	4.74%	16.06%	31.63%	(19.56)%	11.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	3.15%I	2.68%	2.74%	3.00%	2.71%	2.47%
Expenses net of fee waivers, if any	2.15%I	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.15%I	2.14%	2.14%	2.13%	2.13%	2.14%
Net investment income (loss)	(.45)%I	(.60)%	(.36)%B	(.57)%	(.91)%	(1.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$205	$288	$399	$480	$570	$1,316
Portfolio turnover rateJ	26%I	60%	160%	33%	79%	101%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$10.76	$9.28	$7.05	$8.98	$8.06
Income from Investment Operations
Net investment income (loss)A	(.02)	(.07)	(.04)B	(.05)	(.07)	(.13)
Net realized and unrealized gain (loss)	(1.95)	.58	1.52	2.28	(1.66)	1.05
Total from investment operations	(1.97)	.51	1.48	2.23	(1.73)	.92
Distributions from net realized gain	(.35)	–	–	–	(.20)	–
Total distributions	(.35)	–	–	–	(.20)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.95	$11.27	$10.76	$9.28	$7.05	$8.98
Total ReturnD,E,F	(17.74)%	4.74%	15.95%	31.63%	(19.47)%	11.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	3.15%I	2.65%	2.73%	2.98%	2.71%	2.40%
Expenses net of fee waivers, if any	2.15%I	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.15%I	2.14%	2.14%	2.12%	2.14%	2.14%
Net investment income (loss)	(.45)%I	(.59)%	(.35)%B	(.57)%	(.91)%	(1.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,215	$2,966	$2,744	$2,334	$2,142	$5,866
Portfolio turnover rateJ	26%I	60%	160%	33%	79%	101%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.01	$12.35	$10.55	$7.95	$10.00	$8.88
Income from Investment Operations
Net investment income (loss)A	.03	.05	.08B	.04	.01	(.04)
Net realized and unrealized gain (loss)	(2.25)	.67	1.72	2.58	(1.86)	1.16
Total from investment operations	(2.22)	.72	1.80	2.62	(1.85)	1.12
Distributions from net investment income	–	(.06)	–	(.02)	–	–
Distributions from net realized gain	(.39)	–	–	–	(.20)	–
Total distributions	(.39)	(.06)	–	(.02)	(.20)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.40	$13.01	$12.35	$10.55	$7.95	$10.00
Total ReturnD,E	(17.34)%	5.83%	17.06%	32.92%	(18.66)%	12.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.02%H	1.57%	1.45%	1.93%	1.66%	1.22%
Expenses net of fee waivers, if any	1.15%H	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.15%H	1.14%	1.14%	1.12%	1.13%	1.14%
Net investment income (loss)	.55%H	.41%	.65%B	.43%	.10%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$790	$1,024	$2,592	$855	$721	$2,855
Portfolio turnover rateI	26%H	60%	160%	33%	79%	101%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$979,370
Gross unrealized depreciation	(1,446,153)
Net unrealized appreciation (depreciation) on securities	$(466,783)
Tax cost	$11,025,187

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,543,342 and $2,173,925, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,394	$–
Class T	.25%	.25%	9,124	–
Class B	.75%	.25%	1,216	912
Class C	.75%	.25%	12,691	1,795
			$28,425	$2,707

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,325
Class T	580
Class B(a)	25
Class C(a)	318
$2,248

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,695.31
Class T	6,564.36
Class B	366.30
Class C	3,998.31
Class I	844.19
	$ 18,467

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $111 for the period.

Interfund Trades. The Fundmay purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $713.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$21,450
Class T	1.65%	19,100
Class B	2.15%	1,214
Class C	2.15%	12,621
Class I	1.15%	3,913
		$58,298

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $223 for the period.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $41.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$–	$11,846
Class T	–	1,754
Class I	–	11,722
Total	$–	$25,322
From net realized gain
Class A	$140,942	$–
Class T	120,506	–
Class B	8,665	–
Class C	87,907	–
Class I	29,305	–
Total	$387,325	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	25,373	153,268	$283,828	$1,925,058
Reinvestment of distributions	12,164	914	134,093	11,238
Shares redeemed	(34,391)	(167,571)	(380,784)	(2,111,373)
Net increase (decrease)	3,146	(13,389)	$37,137	$(175,077)
Class T
Shares sold	15,956	42,233	$173,003	$505,832
Reinvestment of distributions	11,237	146	119,674	1,738
Shares redeemed	(23,665)	(56,809)	(254,428)	(686,152)
Net increase (decrease)	3,528	(14,430)	$38,249	$(178,582)
Class B
Shares sold	–	–	$3	$–
Reinvestment of distributions	803	–	7,933	–
Shares redeemed	(3,496)	(11,477)	(35,958)	(128,010)
Net increase (decrease)	(2,693)	(11,477)	$(28,022)	$(128,010)
Class C
Shares sold	12,542	55,503	$124,780	$631,530
Reinvestment of distributions	8,306	–	81,979	–
Shares redeemed	(36,403)	(47,426)	(370,346)	(530,907)
Net increase (decrease)	(15,555)	8,077	$(163,587)	$100,623
Class I
Shares sold	4,285	18,312	$50,030	$232,557
Reinvestment of distributions	2,247	868	25,646	11,030
Shares redeemed	(9,183)	(150,382)	(106,822)	(2,006,379)
Net increase (decrease)	(2,651)	(131,202)	$(31,146)	$(1,762,792)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Consumer Discretionary Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	10.3	7.1
Home Depot, Inc.	8.4	4.5
The Walt Disney Co.	7.5	8.0
L Brands, Inc.	5.4	4.2
Starbucks Corp.	4.6	4.6
Ross Stores, Inc.	4.3	2.3
NIKE, Inc. Class B	4.2	4.6
Charter Communications, Inc. Class A	3.9	1.3
Comcast Corp. Class A	2.8	5.4
VF Corp.	2.8	0.0
	54.2

Top Industries (% of fund's net assets)

As of January 31, 2016
Specialty Retail	24.8%
Media	20.0%
Hotels, Restaurants & Leisure	16.6%
Internet & Catalog Retail	12.5%
Textiles, Apparel & Luxury Goods	9.7%
All Others*	16.4%

As of July 31, 2015
Media	23.0%
Hotels, Restaurants & Leisure	22.3%
Specialty Retail	17.9%
Internet & Catalog Retail	8.1%
Textiles, Apparel & Luxury Goods	6.2%
All Others*	22.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Consumer Discretionary Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Auto Components - 3.4%
Auto Parts & Equipment - 3.4%
Delphi Automotive PLC	76,184	$4,947,389
Tenneco, Inc. (a)	111,800	4,271,878
Visteon Corp.	27,900	1,865,952
		11,085,219
Automobiles - 0.2%
Automobile Manufacturers - 0.2%
Ferrari NV (a)	16,700	664,159
Beverages - 1.9%
Distillers & Vintners - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	17,627	2,687,765
Soft Drinks - 1.1%
Monster Beverage Corp.	26,500	3,578,295

TOTAL BEVERAGES		6,266,060

Food Products - 0.3%
Packaged Foods & Meats - 0.3%
Associated British Foods PLC	21,300	960,920
Hotels, Restaurants & Leisure - 16.6%
Casinos & Gaming - 2.1%
Las Vegas Sands Corp.	146,380	6,601,738
Hotels, Resorts & Cruise Lines - 5.0%
Accor SA	108,394	4,116,617
Hilton Worldwide Holdings, Inc.	485,000	8,637,850
Royal Caribbean Cruises Ltd.	40,000	3,278,400
		16,032,867
Leisure Facilities - 1.6%
Vail Resorts, Inc.	41,800	5,225,000
Restaurants - 7.9%
Chipotle Mexican Grill, Inc. (a)	1,700	770,049
McDonald's Corp.	59,000	7,303,020
Ruth's Hospitality Group, Inc.	162,800	2,645,500
Starbucks Corp.	245,576	14,923,654
		25,642,223

TOTAL HOTELS, RESTAURANTS & LEISURE		53,501,828

Household Durables - 4.0%
Home Furnishings - 0.9%
Tempur Sealy International, Inc. (a)	49,000	2,956,660
Homebuilding - 1.5%
PulteGroup, Inc.	288,600	4,836,936
Household Appliances - 1.6%
Techtronic Industries Co. Ltd.	1,333,500	5,059,569

TOTAL HOUSEHOLD DURABLES		12,853,165

Household Products - 1.7%
Household Products - 1.7%
Spectrum Brands Holdings, Inc.	57,010	5,418,230
Internet & Catalog Retail - 12.5%
Internet Retail - 12.5%
Amazon.com, Inc. (a)	56,480	33,153,760
Netflix, Inc. (a)	27,900	2,562,336
Ocado Group PLC (a)(b)	1,215,940	4,599,783
		40,315,879
Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	48,000	3,217,440
Media - 20.0%
Advertising - 1.1%
Interpublic Group of Companies, Inc.	153,400	3,442,296
Broadcasting - 2.4%
ITV PLC	2,041,229	7,803,361
Cable & Satellite - 7.8%
Charter Communications, Inc. Class A (a)(b)	72,420	12,409,891
Comcast Corp. Class A	163,000	9,080,730
Naspers Ltd. Class N	28,470	3,597,843
		25,088,464
Movies & Entertainment - 8.7%
The Walt Disney Co.	253,306	24,271,781
Time Warner, Inc.	56,100	3,951,684
		28,223,465

TOTAL MEDIA		64,557,586

Multiline Retail - 0.9%
Department Stores - 0.1%
Macy's, Inc.	10,200	412,182
General Merchandise Stores - 0.8%
B&M European Value Retail S.A.	640,985	2,574,797

TOTAL MULTILINE RETAIL		2,986,979

Software - 0.4%
Application Software - 0.4%
Mobileye NV (a)(b)	43,400	1,177,442
Specialty Retail - 24.8%
Apparel Retail - 12.8%
Inditex SA	75,937	2,499,029
L Brands, Inc.	183,100	17,605,065
Ross Stores, Inc.	245,920	13,835,459
TJX Companies, Inc.	44,908	3,199,246
United Arrows Ltd.	14,200	686,827
Zumiez, Inc. (a)(b)	197,848	3,583,027
		41,408,653
Automotive Retail - 3.6%
AutoZone, Inc. (a)	9,380	7,198,118
O'Reilly Automotive, Inc. (a)	17,700	4,617,930
		11,816,048
Home Improvement Retail - 8.4%
Home Depot, Inc.	214,960	27,033,370

TOTAL SPECIALTY RETAIL		80,258,071

Textiles, Apparel & Luxury Goods - 9.7%
Apparel, Accessories & Luxury Goods - 5.5%
G-III Apparel Group Ltd. (a)	170,680	8,424,765
Regina Miracle International Holdings Ltd. (a)	157,635	258,012
VF Corp.	143,780	9,000,628
		17,683,405
Footwear - 4.2%
NIKE, Inc. Class B	218,434	13,545,092

TOTAL TEXTILES, APPAREL & LUXURY GOODS		31,228,497

TOTAL COMMON STOCKS
(Cost $300,396,023)		314,491,475

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.38% (c)	3,891,803	3,891,803
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	16,918,411	16,918,411
TOTAL MONEY MARKET FUNDS
(Cost $20,810,214)		20,810,214
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $321,206,237)		335,301,689
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(12,410,782)
NET ASSETS - 100%		$322,890,907

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,057
Fidelity Securities Lending Cash Central Fund	97,898
Total	$111,955

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$314,491,475	$282,334,717	$32,156,758	$--
Money Market Funds	20,810,214	20,810,214	--	--
Total Investments in Securities:	$335,301,689	$303,144,931	$32,156,758	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$17,056,474
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.9%
United Kingdom	4.9%
Hong Kong	1.6%
Bailiwick of Jersey	1.5%
France	1.3%
South Africa	1.1%
Cayman Islands	1.1%
Liberia	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,678,920) — See accompanying schedule: Unaffiliated issuers (cost $300,396,023)	$314,491,475
Fidelity Central Funds (cost $20,810,214)	20,810,214
Total Investments (cost $321,206,237)		$335,301,689
Cash		11,146
Receivable for investments sold		6,966,445
Receivable for fund shares sold		742,430
Dividends receivable		17,097
Distributions receivable from Fidelity Central Funds		24,948
Prepaid expenses		901
Other receivables		2,641
Total assets		343,067,297
Liabilities
Payable for investments purchased	$2,371,880
Payable for fund shares redeemed	539,092
Accrued management fee	148,835
Distribution and service plan fees payable	94,288
Other affiliated payables	69,612
Other payables and accrued expenses	34,272
Collateral on securities loaned, at value	16,918,411
Total liabilities		20,176,390
Net Assets		$322,890,907
Net Assets consist of:
Paid in capital		$320,992,543
Distributions in excess of net investment income		(104,787)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,091,077)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,094,228
Net Assets		$322,890,907
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($140,340,362 ÷ 7,346,678 shares)		$19.10
Maximum offering price per share (100/94.25 of $19.10)		$20.27
Class T:
Net Asset Value and redemption price per share ($26,138,734 ÷ 1,455,054 shares)		$17.96
Maximum offering price per share (100/96.50 of $17.96)		$18.61
Class B:
Net Asset Value and offering price per share ($1,182,922 ÷ 75,275 shares)(a)		$15.71
Class C:
Net Asset Value and offering price per share ($64,407,057 ÷ 4,094,933 shares)(a)		$15.73
Class I:
Net Asset Value, offering price and redemption price per share ($90,821,832 ÷ 4,433,849 shares)		$20.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$1,823,714
Income from Fidelity Central Funds (including $97,898 from security lending)		111,955
Total income		1,935,669
Expenses
Management fee	$804,009
Transfer agent fees	309,103
Distribution and service plan fees	513,774
Accounting and security lending fees	58,682
Custodian fees and expenses	6,854
Independent trustees' compensation	2,557
Registration fees	74,160
Audit	23,761
Legal	1,191
Miscellaneous	1,290
Total expenses before reductions	1,795,381
Expense reductions	(5,277)	1,790,104
Net investment income (loss)		145,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,789,944)
Foreign currency transactions	13,094
Total net realized gain (loss)		(11,776,850)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $15,238)	(17,481,793)
Assets and liabilities in foreign currencies	(269)
Total change in net unrealized appreciation (depreciation)		(17,482,062)
Net gain (loss)		(29,258,912)
Net increase (decrease) in net assets resulting from operations		$(29,113,347)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$145,565	$218,833
Net realized gain (loss)	(11,776,850)	7,993,991
Change in net unrealized appreciation (depreciation)	(17,482,062)	21,200,743
Net increase (decrease) in net assets resulting from operations	(29,113,347)	29,413,567
Distributions to shareholders from net investment income	(425,920)	–
Distributions to shareholders from net realized gain	(5,484,780)	(13,923,456)
Total distributions	(5,910,700)	(13,923,456)
Share transactions - net increase (decrease)	123,148,784	97,114,685
Redemption fees	25,847	10,114
Total increase (decrease) in net assets	88,150,584	112,614,910
Net Assets
Beginning of period	234,740,323	122,125,413
End of period (including distributions in excess of net investment income of $104,787 and undistributed net investment income of $175,568, respectively)	$322,890,907	$234,740,323

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.51	$19.75	$19.59	$16.22	$16.00	$12.75
Income from Investment Operations
Net investment income (loss)A	.02	.05	(.04)	(.02)	.01	(.02)
Net realized and unrealized gain (loss)	(1.97)	3.99	1.75	5.04	1.07	3.27
Total from investment operations	(1.95)	4.04	1.71	5.02	1.08	3.25
Distributions from net investment income	(.02)	–	–	–	(.03)	–
Distributions from net realized gain	(.44)	(2.28)	(1.55)	(1.65)	(.83)	–
Total distributions	(.46)	(2.28)	(1.55)	(1.65)	(.86)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$19.10	$21.51	$19.75	$19.59	$16.22	$16.00
Total ReturnC,D,E	(9.14)%	22.26%	9.28%	33.65%	7.96%	25.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.15%	1.20%	1.31%	1.38%	1.39%
Expenses net of fee waivers, if any	1.12%H	1.15%	1.20%	1.31%	1.38%	1.39%
Expenses net of all reductions	1.12%H	1.14%	1.19%	1.29%	1.37%	1.38%
Net investment income (loss)	.20%H	.27%	(.21)%	(.10)%	.04%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$140,340	$115,027	$59,089	$45,292	$26,547	$23,447
Portfolio turnover rateI	59%H	71%	171%	146%	217%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.26	$18.75	$18.68	$15.57	$15.43	$12.32
Income from Investment Operations
Net investment income (loss)A	(.01)	(.01)	(.10)	(.06)	(.03)	(.06)
Net realized and unrealized gain (loss)	(1.85)	3.77	1.67	4.81	1.02	3.17
Total from investment operations	(1.86)	3.76	1.57	4.75	.99	3.11
Distributions from net investment income	–	–	–	–	(.02)	–
Distributions from net realized gain	(.44)	(2.25)	(1.50)	(1.64)	(.83)	–
Total distributions	(.44)	(2.25)	(1.50)	(1.64)	(.85)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$17.96	$20.26	$18.75	$18.68	$15.57	$15.43
Total ReturnC,D,E	(9.26)%	21.92%	8.94%	33.25%	7.62%	25.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.46%	1.50%	1.60%	1.64%	1.66%
Expenses net of fee waivers, if any	1.42%H	1.45%	1.50%	1.60%	1.64%	1.65%
Expenses net of all reductions	1.42%H	1.45%	1.49%	1.58%	1.63%	1.64%
Net investment income (loss)	(.10)%H	(.03)%	(.51)%	(.39)%	(.23)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$26,139	$25,948	$18,779	$15,613	$10,447	$9,897
Portfolio turnover rateI	59%H	71%	171%	146%	217%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.83	$16.76	$16.85	$14.23	$14.23	$11.42
Income from Investment Operations
Net investment income (loss)A	(.05)	(.09)	(.17)	(.13)	(.10)	(.12)
Net realized and unrealized gain (loss)	(1.63)	3.34	1.49	4.36	.93	2.93
Total from investment operations	(1.68)	3.25	1.32	4.23	.83	2.81
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.44)	(2.18)	(1.41)	(1.61)	(.83)	–
Total distributions	(.44)	(2.18)	(1.41)	(1.61)	(.83)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$15.71	$17.83	$16.76	$16.85	$14.23	$14.23
Total ReturnC,D,E	(9.52)%	21.35%	8.36%	32.61%	7.11%	24.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.92%H	1.96%	2.01%	2.09%	2.13%	2.15%
Expenses net of fee waivers, if any	1.92%H	1.96%	2.01%	2.09%	2.13%	2.15%
Expenses net of all reductions	1.91%H	1.95%	2.01%	2.07%	2.12%	2.13%
Net investment income (loss)	(.59)%H	(.54)%	(1.02)%	(.88)%	(.72)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,183	$1,438	$1,824	$2,389	$2,577	$3,170
Portfolio turnover rateI	59%H	71%	171%	146%	217%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.84	$16.79	$16.90	$14.27	$14.26	$11.44
Income from Investment Operations
Net investment income (loss)A	(.05)	(.08)	(.16)	(.12)	(.09)	(.12)
Net realized and unrealized gain (loss)	(1.62)	3.34	1.49	4.37	.93	2.94
Total from investment operations	(1.67)	3.26	1.33	4.25	.84	2.82
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.44)	(2.21)	(1.44)	(1.62)	(.83)	–
Total distributions	(.44)	(2.21)	(1.44)	(1.62)	(.83)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$15.73	$17.84	$16.79	$16.90	$14.27	$14.26
Total ReturnC,D,E	(9.46)%	21.37%	8.44%	32.68%	7.17%	24.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.91%	1.97%	2.04%	2.09%	2.11%
Expenses net of fee waivers, if any	1.88%H	1.91%	1.97%	2.04%	2.09%	2.11%
Expenses net of all reductions	1.88%H	1.90%	1.96%	2.02%	2.08%	2.09%
Net investment income (loss)	(.56)%H	(.49)%	(.97)%	(.83)%	(.68)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$64,407	$43,999	$20,726	$17,176	$13,507	$7,341
Portfolio turnover rateI	59%H	71%	171%	146%	217%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.06	$21.00	$20.72	$17.04	$16.72	$13.27
Income from Investment Operations
Net investment income (loss)A	.05	.12	.02	.04	.07	.03
Net realized and unrealized gain (loss)	(2.11)	4.26	1.85	5.32	1.13	3.42
Total from investment operations	(2.06)	4.38	1.87	5.36	1.20	3.45
Distributions from net investment income	(.08)	–	–	–	(.05)	–
Distributions from net realized gain	(.44)	(2.32)	(1.59)	(1.68)	(.83)	–
Total distributions	(.52)	(2.32)	(1.59)	(1.68)	(.88)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.48	$23.06	$21.00	$20.72	$17.04	$16.72
Total ReturnC,D	(9.01)%	22.60%	9.61%	34.06%	8.33%	26.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.86%G	.87%	.91%	.97%	1.00%	1.03%
Expenses net of fee waivers, if any	.86%G	.87%	.91%	.97%	1.00%	1.03%
Expenses net of all reductions	.86%G	.87%	.91%	.96%	.99%	1.01%
Net investment income (loss)	.47%G	.55%	.08%	.24%	.41%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$90,822	$48,329	$21,708	$13,044	$9,984	$9,406
Portfolio turnover rateH	59%G	71%	171%	146%	217%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$37,208,756
Gross unrealized depreciation	(23,496,299)
Net unrealized appreciation (depreciation) on securities	$13,712,457
Tax cost	$321,589,232

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $199,029,754 and $83,699,954, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$165,724	$601
Class T	.25%	.25%	64,338	–
Class B	.75%	.25%	6,452	4,839
Class C	.75%	.25%	277,260	140,269
			$513,774	$145,709

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$98,914
Class T	9,173
Class B(a)	50
Class C(a)	8,395
$116,532

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$137,158.21
Class T	33,544.26
Class B	1,631.25
Class C	60,233.22
Class I	76,537.20
	$309,103

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,360 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $184 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,041 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,236.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$145,315	$–
Class I	280,605	–
Total	$425,920	$–
From net realized gain
Class A	$2,490,947	$6,488,273
Class T	567,555	2,268,637
Class B	33,959	224,707
Class C	1,218,277	2,737,034
Class I	1,174,042	2,204,805
Total	$5,484,780	$13,923,456

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	3,298,095	3,721,895	$66,485,360	$75,431,970
Reinvestment of distributions	125,818	314,662	2,487,810	5,921,151
Shares redeemed	(1,425,742)	(1,680,428)	(27,626,961)	(32,834,119)
Net increase (decrease)	1,998,171	2,356,129	$41,346,209	$48,519,002
Class T
Shares sold	283,133	338,629	$5,336,970	$6,435,082
Reinvestment of distributions	29,568	122,984	549,955	2,187,662
Shares redeemed	(138,319)	(182,245)	(2,601,961)	(3,405,237)
Net increase (decrease)	174,382	279,368	$3,284,964	$5,217,507
Class B
Shares sold	11,279	8,479	$188,054	$145,589
Reinvestment of distributions	1,812	10,956	29,530	172,497
Shares redeemed	(18,502)	(47,549)	(302,796)	(771,428)
Net increase (decrease)	(5,411)	(28,114)	$(85,212)	$(453,342)
Class C
Shares sold	2,028,385	1,409,357	$33,764,859	$23,864,510
Reinvestment of distributions	66,579	157,518	1,085,908	2,481,906
Shares redeemed	(466,690)	(334,437)	(7,482,901)	(5,460,293)
Net increase (decrease)	1,628,274	1,232,438	$27,367,866	$20,886,123
Class I
Shares sold	3,681,488	2,162,351	$78,986,768	$46,666,847
Reinvestment of distributions	55,475	93,807	1,176,667	1,886,667
Shares redeemed	(1,399,015)	(1,194,006)	(28,928,478)	(25,608,119)
Net increase (decrease)	2,337,948	1,062,152	$51,234,957	$22,945,395

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Electronics Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Avago Technologies Ltd.	11.1	6.1
NXP Semiconductors NV	8.6	0.4
Qualcomm, Inc.	8.3	4.6
Intel Corp.	8.2	15.3
Micron Technology, Inc.	5.3	5.8
Maxim Integrated Products, Inc.	4.7	5.0
ON Semiconductor Corp.	4.3	0.0
Semtech Corp.	3.9	4.5
Marvell Technology Group Ltd.	3.8	4.5
Lam Research Corp.	3.8	2.3
	62.0

Top Industries (% of fund's net assets)

As of January 31, 2016
Semiconductors & Semiconductor Equipment	75.2%
Technology Hardware, Storage & Peripherals	8.6%
Communications Equipment	8.3%
Electronic Equipment & Components	4.6%
Commercial Services & Supplies	0.4%
All Others*	2.9%

As of July 31, 2015
Semiconductors & Semiconductor Equipment	84.1%
Technology Hardware, Storage & Peripherals	5.8%
Communications Equipment	4.6%
Electronic Equipment & Components	3.4%
Internet Software & Services	0.6%
All Others*	1.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Electronics Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$1
Commercial Services & Supplies - 0.4%
Office Services & Supplies - 0.4%
West Corp.	14,300	258,973
Communications Equipment - 8.3%
Communications Equipment - 8.3%
Qualcomm, Inc.	135,126	6,126,613
Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
Intelsat SA (a)	33,200	110,888
Electronic Equipment & Components - 4.6%
Electronic Equipment & Instruments - 0.4%
Keysight Technologies, Inc. (a)	10,500	245,700
Electronic Manufacturing Services - 4.2%
Jabil Circuit, Inc.	80,776	1,608,250
TTM Technologies, Inc. (a)	257,655	1,502,129
		3,110,379

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		3,356,079

Internet Software & Services - 0.2%
Internet Software & Services - 0.2%
Rackspace Hosting, Inc. (a)	7,600	153,596
Semiconductors & Semiconductor Equipment - 74.9%
Semiconductor Equipment - 6.7%
Amkor Technology, Inc. (a)	28,400	174,376
Applied Materials, Inc.	90,400	1,595,560
Lam Research Corp.	38,481	2,762,551
PDF Solutions, Inc. (a)	8,900	96,387
SunEdison, Inc. (a)	25,200	78,876
Xcerra Corp. (a)	34,600	189,608
		4,897,358
Semiconductors - 68.2%
Analog Devices, Inc.	10,928	588,582
Applied Micro Circuits Corp. (a)	44,137	245,402
Avago Technologies Ltd.	60,900	8,142,938
Cavium, Inc. (a)	5,200	300,404
Cypress Semiconductor Corp. (b)	203,800	1,601,868
Diodes, Inc. (a)	9,000	172,170
Exar Corp. (a)	32,100	176,550
Intel Corp.	195,278	6,057,524
Intersil Corp. Class A	166,937	2,170,181
Marvell Technology Group Ltd.	319,300	2,825,805
Maxim Integrated Products, Inc.	102,822	3,434,255
Microchip Technology, Inc.	36,200	1,622,122
Micron Technology, Inc. (a)	349,812	3,858,426
NVIDIA Corp.	30,923	905,735
NXP Semiconductors NV (a)	84,791	6,340,671
ON Semiconductor Corp. (a)	368,600	3,155,216
Qorvo, Inc. (a)	51,300	2,031,480
Semtech Corp. (a)	143,322	2,880,772
Skyworks Solutions, Inc.	34,300	2,363,956
Texas Instruments, Inc.	24,218	1,281,859
		50,155,916

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		55,053,274

Technology Hardware, Storage & Peripherals - 8.6%
Technology Hardware, Storage & Peripherals - 8.6%
Hewlett Packard Enterprise Co.	30,500	419,680
HP, Inc.	191,400	1,858,494
Nimble Storage, Inc. (a)	36,100	237,177
Seagate Technology LLC	73,300	2,129,365
Western Digital Corp.	35,500	1,703,290
		6,348,006
TOTAL COMMON STOCKS
(Cost $80,652,483)		71,407,430
	Principal Amount	Value

Nonconvertible Bonds - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductors - 0.3%
Advanced Micro Devices, Inc.:
7% 7/1/24	215,000	133,300
7.75% 8/1/20	130,000	82,550
(Cost $292,458)		215,850
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.38% (c)	1,311,516	1,311,516
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	1,450,025	1,450,025
TOTAL MONEY MARKET FUNDS
(Cost $2,761,541)		2,761,541
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $83,706,482)		74,384,821
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(855,638)
NET ASSETS - 100%		$73,529,183

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,677
Fidelity Securities Lending Cash Central Fund	16,185
Total	$17,862

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$71,407,430	$71,407,429	$1	$--
Nonconvertible Bonds	215,850	--	215,850	--
Money Market Funds	2,761,541	2,761,541	--	--
Total Investments in Securities:	$74,384,821	$74,168,970	$215,851	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.5%
Singapore	11.1%
Netherlands	8.6%
Bermuda	3.8%
Ireland	2.9%
Others (Individually Less Than 1%)	0.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Electronics Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,470,606) — See accompanying schedule: Unaffiliated issuers (cost $80,944,941)	$71,623,280
Fidelity Central Funds (cost $2,761,541)	2,761,541
Total Investments (cost $83,706,482)		$74,384,821
Receivable for investments sold		3,247,298
Receivable for fund shares sold		82,119
Dividends receivable		14,752
Interest receivable		7,386
Distributions receivable from Fidelity Central Funds		1,618
Prepaid expenses		468
Other receivables		3,513
Total assets		77,741,975
Liabilities
Payable for investments purchased	$2,396,116
Payable for fund shares redeemed	251,470
Accrued management fee	36,140
Distribution and service plan fees payable	24,328
Other affiliated payables	19,066
Other payables and accrued expenses	35,647
Collateral on securities loaned, at value	1,450,025
Total liabilities		4,212,792
Net Assets		$73,529,183
Net Assets consist of:
Paid in capital		$85,623,100
Distributions in excess of net investment income		(178,148)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,594,011)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,321,758)
Net Assets		$73,529,183
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,502,356 ÷ 2,184,096 shares)		$13.05
Maximum offering price per share (100/94.25 of $13.05)		$13.85
Class T:
Net Asset Value and redemption price per share ($8,788,289 ÷ 696,945 shares)		$12.61
Maximum offering price per share (100/96.50 of $12.61)		$13.07
Class B:
Net Asset Value and offering price per share ($263,497 ÷ 22,488 shares)(a)		$11.72
Class C:
Net Asset Value and offering price per share ($17,554,451 ÷ 1,504,810 shares)(a)		$11.67
Class I:
Net Asset Value, offering price and redemption price per share ($18,420,590 ÷ 1,352,954 shares)		$13.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$667,708
Interest		20,073
Income from Fidelity Central Funds		17,862
Total income		705,643
Expenses
Management fee	$232,154
Transfer agent fees	102,270
Distribution and service plan fees	159,458
Accounting and security lending fees	16,762
Custodian fees and expenses	43,515
Independent trustees' compensation	836
Registration fees	52,048
Audit	22,738
Legal	762
Miscellaneous	642
Total expenses before reductions	631,185
Expense reductions	(8,253)	622,932
Net investment income (loss)		82,711
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,362,870)
Foreign currency transactions	(1,266)
Total net realized gain (loss)		(1,364,136)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,293,575)
Assets and liabilities in foreign currencies	192
Total change in net unrealized appreciation (depreciation)		(3,293,383)
Net gain (loss)		(4,657,519)
Net increase (decrease) in net assets resulting from operations		$(4,574,808)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,711	$168,582
Net realized gain (loss)	(1,364,136)	10,893,475
Change in net unrealized appreciation (depreciation)	(3,293,383)	(5,873,187)
Net increase (decrease) in net assets resulting from operations	(4,574,808)	5,188,870
Distributions to shareholders from net investment income	(300,749)	(57,407)
Distributions to shareholders from net realized gain	(8,936,577)	(377,502)
Total distributions	(9,237,326)	(434,909)
Share transactions - net increase (decrease)	(18,851,156)	44,912,905
Redemption fees	2,581	13,381
Total increase (decrease) in net assets	(32,660,709)	49,680,247
Net Assets
Beginning of period	106,189,892	56,509,645
End of period (including distributions in excess of net investment income of $178,148 and undistributed net investment income of $39,890, respectively)	$73,529,183	$106,189,892

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Electronics Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.29	$13.86	$10.33	$8.45	$8.93	$7.14
Income from Investment Operations
Net investment income (loss)A	.02	.03	(.02)	(.01)	(.05)	(.04)
Net realized and unrealized gain (loss)	(.71)	1.48	3.55	1.89	(.43)	1.83
Total from investment operations	(.69)	1.51	3.53	1.88	(.48)	1.79
Distributions from net investment income	(.05)	(.01)	–	–	–	–
Distributions from net realized gain	(1.49)	(.07)	–	–	–	–
Total distributions	(1.55)B	(.08)	–	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$13.05	$15.29	$13.86	$10.33	$8.45	$8.93
Total ReturnD,E,F	(4.73)%	10.85%	34.17%	22.25%	(5.38)%	25.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.37%I	1.28%	1.84%	2.18%	1.88%	1.89%
Expenses net of fee waivers, if any	1.37%I	1.28%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.36%I	1.27%	1.39%	1.37%	1.39%	1.39%
Net investment income (loss)	.31%I	.20%	(.16)%	(.07)%	(.53)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$28,502	$38,237	$16,542	$5,833	$6,000	$7,537
Portfolio turnover rateJ	228%I	156%	156%	179%	140%	166%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.55 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $1.494 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Electronics Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.81	$13.45	$10.05	$8.24	$8.73	$7.00
Income from Investment Operations
Net investment income (loss)A	–	(.02)	(.05)	(.03)	(.07)	(.06)
Net realized and unrealized gain (loss)	(.69)	1.44	3.45	1.84	(.42)	1.79
Total from investment operations	(.69)	1.42	3.40	1.81	(.49)	1.73
Distributions from net investment income	(.04)	–	–	–	–	–
Distributions from net realized gain	(1.47)	(.06)	–	–	–	–
Total distributions	(1.51)	(.06)	–	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$12.61	$14.81	$13.45	$10.05	$8.24	$8.73
Total ReturnC,D,E	(4.88)%	10.55%	33.83%	21.97%	(5.61)%	24.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.71%H	1.62%	2.19%	2.48%	2.23%	2.25%
Expenses net of fee waivers, if any	1.65%H	1.62%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%H	1.61%	1.64%	1.62%	1.64%	1.64%
Net investment income (loss)	.03%H	(.14)%	(.42)%	(.32)%	(.78)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,788	$10,826	$7,144	$3,756	$3,909	$4,476
Portfolio turnover rateI	228%H	156%	156%	179%	140%	166%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Electronics Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.82	$12.59	$9.46	$7.79	$8.29	$6.69
Income from Investment Operations
Net investment income (loss)A	(.03)	(.09)	(.10)	(.07)	(.10)	(.09)
Net realized and unrealized gain (loss)	(.64)	1.34	3.23	1.74	(.40)	1.69
Total from investment operations	(.67)	1.25	3.13	1.67	(.50)	1.60
Distributions from net investment income	(.02)	–	–	–	–	–
Distributions from net realized gain	(1.41)	(.02)	–	–	–	–
Total distributions	(1.43)	(.02)	–	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.72	$13.82	$12.59	$9.46	$7.79	$8.29
Total ReturnC,D,E	(5.07)%	9.95%	33.09%	21.44%	(6.03)%	23.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.17%H	2.11%	2.68%	2.95%	2.70%	2.76%
Expenses net of fee waivers, if any	2.15%H	2.10%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14%H	2.09%	2.14%	2.12%	2.15%	2.14%
Net investment income (loss)	(.47)%H	(.62)%	(.91)%	(.82)%	(1.29)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$263	$320	$392	$306	$459	$691
Portfolio turnover rateI	228%H	156%	156%	179%	140%	166%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Electronics Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.80	$12.58	$9.44	$7.78	$8.29	$6.68
Income from Investment Operations
Net investment income (loss)A	(.03)	(.08)	(.10)	(.07)	(.10)	(.09)
Net realized and unrealized gain (loss)	(.64)	1.34	3.24	1.73	(.41)	1.70
Total from investment operations	(.67)	1.26	3.14	1.66	(.51)	1.61
Distributions from net investment income	(.02)	–	–	–	–	–
Distributions from net realized gain	(1.44)	(.04)	–	–	–	–
Total distributions	(1.46)	(.04)	–	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.67	$13.80	$12.58	$9.44	$7.78	$8.29
Total ReturnC,D,E	(5.08)%	10.03%	33.26%	21.34%	(6.15)%	24.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.14%H	2.06%	2.60%	2.93%	2.65%	2.70%
Expenses net of fee waivers, if any	2.14%H	2.06%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13%H	2.05%	2.14%	2.12%	2.14%	2.14%
Net investment income (loss)	(.47)%H	(.58)%	(.90)%	(.82)%	(1.28)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,554	$20,864	$7,381	$3,157	$3,721	$3,836
Portfolio turnover rateI	228%H	156%	156%	179%	140%	166%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Electronics Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.89	$14.37	$10.68	$8.72	$9.19	$7.33
Income from Investment Operations
Net investment income (loss)A	.05	.08	.01	.02	(.02)	(.01)
Net realized and unrealized gain (loss)	(.74)	1.53	3.68	1.94	(.45)	1.87
Total from investment operations	(.69)	1.61	3.69	1.96	(.47)	1.86
Distributions from net investment income	(.09)	(.02)	–	–	–	–
Distributions from net realized gain	(1.49)	(.07)	–	–	–	–
Total distributions	(1.58)	(.09)	–	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.62	$15.89	$14.37	$10.68	$8.72	$9.19
Total ReturnC,D	(4.52)%	11.17%	34.55%	22.48%	(5.11)%	25.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	.98%	1.34%	1.86%	1.55%	1.42%
Expenses net of fee waivers, if any	1.04%G	.98%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.02%G	.96%	1.14%	1.12%	1.14%	1.14%
Net investment income (loss)	.64%G	.51%	.10%	.18%	(.28)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$18,421	$35,943	$25,050	$2,874	$3,271	$1,765
Portfolio turnover rateH	228%G	156%	156%	179%	140%	166%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, market discount and losses deferred to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,917,924
Gross unrealized depreciation	(14,024,578)
Net unrealized appreciation (depreciation) on securities	$(12,106,654)
Tax cost	$86,491,475

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $96,637,409 and $125,076,922, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$39,616	$749
Class T	.25%	.25%	24,552	-
Class B	.75%	.25%	1,465	1,099
Class C	.75%	.25%	93,825	28,441
			$159,458	$30,289

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,777
Class T	1,421
Class C(a)	4,197
$22,395

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39,279.25
Class T	16,744.34
Class B	439.30
Class C	25,865.28
Class I	19,943.17
	$102,270

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,348 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,185.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	1.65%	$3,028
Class B	2.15%	30
		$3,058

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,893 for the period.

In addition, during the period the investment advisor reimbursed and/ or waived a portion of fund-level operating expenses in the amount of $302.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$113,188	$13,078
Class T	30,105	–
Class B	373	–
Class C	23,745	–
Class I	133,338	44,329
Total	$300,749	$57,407
From net realized gain
Class A	$3,392,087	$128,913
Class T	1,000,750	34,794
Class B	31,868	598
Class C	2,046,878	43,270
Class I	2,464,994	169,927
Total	$8,936,577	$377,502

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	409,291	2,442,737	$5,752,867	$38,016,336
Reinvestment of distributions	243,337	7,644	3,248,410	119,544
Shares redeemed	(969,254)	(1,143,527)	(13,618,357)	(17,859,819)
Net increase (decrease)	(316,626)	1,306,854	$(4,617,080)	$20,276,061
Class T
Shares sold	62,943	393,756	$862,188	$5,963,896
Reinvestment of distributions	74,437	2,215	959,818	33,619
Shares redeemed	(171,612)	(195,977)	(2,292,464)	(2,908,278)
Net increase (decrease)	(34,232)	199,994	$(470,458)	$3,089,237
Class B
Shares sold	526	8,518	$6,775	$118,987
Reinvestment of distributions	2,652	39	31,733	551
Shares redeemed	(3,847)	(16,542)	(48,572)	(232,148)
Net increase (decrease)	(669)	(7,985)	$(10,064)	$(112,610)
Class C
Shares sold	238,000	1,188,406	$2,983,314	$16,685,789
Reinvestment of distributions	160,178	2,732	1,907,126	38,744
Shares redeemed	(405,734)	(265,701)	(5,084,884)	(3,757,943)
Net increase (decrease)	(7,556)	925,437	$(194,444)	$12,966,590
Class I
Shares sold	238,555	3,205,885	$3,563,788	$51,968,937
Reinvestment of distributions	135,996	10,497	1,894,884	170,367
Shares redeemed	(1,283,203)	(2,698,476)	(19,017,782)	(43,445,677)
Net increase (decrease)	(908,652)	517,906	$(13,559,110)	$8,693,627

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Energy Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	9.5	14.6
Schlumberger Ltd.	8.3	9.5
EOG Resources, Inc.	6.3	6.1
Valero Energy Corp.	5.2	5.2
Cimarex Energy Co.	4.4	3.9
Pioneer Natural Resources Co.	3.8	2.9
Baker Hughes, Inc.	3.7	2.7
Anadarko Petroleum Corp.	3.7	4.5
Diamondback Energy, Inc.	3.5	1.6
Newfield Exploration Co.	3.4	3.9
	51.8

Top Industries (% of fund's net assets)

As of January 31, 2016
Oil, Gas & Consumable Fuels	76.2%
Energy Equipment & Services	18.9%
Chemicals	1.2%
Independent Power and Renewable Electricity Producers	0.9%
Semiconductors & Semiconductor Equipment	0.3%
All Others*	2.5%

As of July 31, 2015
Oil, Gas & Consumable Fuels	82.1%
Energy Equipment & Services	15.6%
Independent Power and Renewable Electricity Producers	1.1%
Chemicals	0.6%
All Others*	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Energy Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Chemicals - 1.2%
Commodity Chemicals - 1.2%
LyondellBasell Industries NV Class A	108,900	$8,490,933
Energy Equipment & Services - 18.9%
Oil & Gas Drilling - 0.4%
Nabors Industries Ltd.	179,900	1,324,064
Odfjell Drilling A/S (a)	567,856	354,465
Xtreme Drilling & Coil Services Corp. (a)	813,202	969,411
		2,647,940
Oil & Gas Equipment & Services - 18.5%
Baker Hughes, Inc.	587,800	25,575,178
Bristow Group, Inc.	27,500	639,650
Cameron International Corp. (a)	285,600	18,752,496
Dril-Quip, Inc. (a)	141,191	8,279,440
Frank's International NV	553,200	8,093,316
Oceaneering International, Inc.	216,273	7,320,841
Schlumberger Ltd.	789,409	57,050,588
Tesco Corp.	196,200	1,334,160
Total Energy Services, Inc.	38,900	398,469
		127,444,138

TOTAL ENERGY EQUIPMENT & SERVICES		130,092,078

Independent Power and Renewable Electricity Producers - 0.9%
Independent Power Producers & Energy Traders - 0.2%
NRG Yield, Inc. Class C (b)	83,000	1,098,920
Renewable Electricity - 0.7%
NextEra Energy Partners LP	184,600	4,982,354

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		6,081,274

Oil, Gas & Consumable Fuels - 76.2%
Coal & Consumable Fuels - 0.2%
CONSOL Energy, Inc.	160,800	1,276,752
Integrated Oil & Gas - 13.3%
Chevron Corp.	215,309	18,617,769
Exxon Mobil Corp.	840,161	65,406,533
Occidental Petroleum Corp.	111,900	7,702,077
		91,726,379
Oil & Gas Exploration & Production - 48.1%
Anadarko Petroleum Corp.	648,883	25,364,836
Antero Resources Corp. (a)(b)	154,500	4,197,765
Apache Corp.	39,900	1,697,346
ARC Resources Ltd. (b)	58,100	780,943
Bankers Petroleum Ltd. (a)	314,900	200,058
Cabot Oil & Gas Corp.	201,100	4,172,825
Canadian Natural Resources Ltd.	114,000	2,440,474
Carrizo Oil & Gas, Inc. (a)	49,800	1,351,074
Cimarex Energy Co.	323,047	30,043,371
Concho Resources, Inc. (a)	144,800	13,774,824
ConocoPhillips Co.	131,500	5,139,020
Continental Resources, Inc. (a)	53,630	1,132,129
Denbury Resources, Inc.	200,600	312,936
Devon Energy Corp.	298,400	8,325,360
Diamondback Energy, Inc.	320,500	24,213,775
Encana Corp.	983,200	4,316,282
Energen Corp.	142,713	5,033,488
EOG Resources, Inc.	608,586	43,221,778
EQT Corp.	80,500	4,970,070
Evolution Petroleum Corp.	42,495	198,027
Gran Tierra Energy, Inc. (Canada) (a)	343,300	784,182
Gulfport Energy Corp. (a)	151,200	4,467,960
Hess Corp.	266,400	11,322,000
Memorial Resource Development Corp. (a)	1,019,700	16,223,427
Newfield Exploration Co. (a)	805,500	23,415,885
Noble Energy, Inc.	582,308	18,849,310
Northern Oil & Gas, Inc. (a)	234,293	773,167
Parsley Energy, Inc. Class A (a)	468,000	9,013,680
PDC Energy, Inc. (a)	360,288	20,489,579
Pioneer Natural Resources Co.	209,216	25,932,323
Rice Energy, Inc. (a)	184,900	2,157,783
RSP Permian, Inc. (a)	218,100	5,136,255
Seven Generations Energy Ltd. (a)	367,300	4,132,092
SM Energy Co. (b)	328,402	4,591,060
Synergy Resources Corp. (a)	546,215	3,463,003
TAG Oil Ltd. (a)	342,200	141,677
Whiting Petroleum Corp. (a)	31,600	232,260
		332,012,024
Oil & Gas Refining & Marketing - 7.5%
Keyera Corp. (b)	233,900	6,411,421
PBF Energy, Inc. Class A	122,700	4,293,273
Valero Energy Corp.	526,226	35,714,959
Western Refining, Inc.	75,500	2,483,950
World Fuel Services Corp.	65,333	2,544,720
		51,448,323
Oil & Gas Storage & Transport - 7.1%
Buckeye Partners LP	5,000	291,200
Cheniere Energy Partners LP Holdings LLC	164,400	2,454,492
Cheniere Energy, Inc. (a)	122,100	3,669,105
Columbia Pipeline Group, Inc.	228,000	4,229,400
Enterprise Products Partners LP	248,100	5,932,071
Gener8 Maritime, Inc. (a)	79,800	537,054
Golar LNG Ltd.	167,300	3,115,126
Kinder Morgan, Inc.	1,040,000	17,108,000
Magellan Midstream Partners LP	49,834	3,200,838
Phillips 66 Partners LP	13,969	791,763
Plains All American Pipeline LP	95,800	2,022,338
Rice Midstream Partners LP	117,300	1,265,667
Shell Midstream Partners LP	117,100	4,164,076
		48,781,130

TOTAL OIL, GAS & CONSUMABLE FUELS		525,244,608

Semiconductors& Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc.	80,800	2,284,216
TOTAL COMMON STOCKS
(Cost $782,828,800)		672,193,109

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.38% (c)	13,838,214	13,838,214
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	13,171,670	13,171,670
TOTAL MONEY MARKET FUNDS
(Cost $27,009,884)		27,009,884
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $809,838,684)		699,202,993
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(9,854,392)
NET ASSETS - 100%		$689,348,601

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,640
Fidelity Securities Lending Cash Central Fund	38,523
Total	$48,163

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$672,193,109	$671,838,644	$354,465	$--
Money Market Funds	27,009,884	27,009,884	--	--
Total Investments in Securities:	$699,202,993	$698,848,528	$354,465	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.6%
Curacao	8.3%
Canada	2.9%
Netherlands	2.4%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,257,503) — See accompanying schedule: Unaffiliated issuers (cost $782,828,800)	$672,193,109
Fidelity Central Funds (cost $27,009,884)	27,009,884
Total Investments (cost $809,838,684)		$699,202,993
Receivable for investments sold		16,133,984
Receivable for fund shares sold		4,044,481
Dividends receivable		402,799
Distributions receivable from Fidelity Central Funds		15,943
Prepaid expenses		3,224
Other receivables		29,990
Total assets		719,833,414
Liabilities
Payable for investments purchased	$15,046,939
Payable for fund shares redeemed	1,527,756
Accrued management fee	289,443
Distribution and service plan fees payable	225,325
Other affiliated payables	170,014
Other payables and accrued expenses	53,666
Collateral on securities loaned, at value	13,171,670
Total liabilities		30,484,813
Net Assets		$689,348,601
Net Assets consist of:
Paid in capital		$926,814,258
Distributions in excess of net investment income		(675,959)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(126,154,603)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(110,635,095)
Net Assets		$689,348,601
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($263,313,918 ÷ 9,944,544 shares)		$26.48
Maximum offering price per share (100/94.25 of $26.48)		$28.10
Class T:
Net Asset Value and redemption price per share ($133,860,722 ÷ 4,937,164 shares)		$27.11
Maximum offering price per share (100/96.50 of $27.11)		$28.09
Class B:
Net Asset Value and offering price per share ($4,982,762 ÷ 204,426 shares)(a)		$24.37
Class C:
Net Asset Value and offering price per share ($159,509,219 ÷ 6,510,338 shares)(a)		$24.50
Class I:
Net Asset Value, offering price and redemption price per share ($127,681,980 ÷ 4,583,182 shares)		$27.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$6,878,495
Income from Fidelity Central Funds		48,163
Total income		6,926,658
Expenses
Management fee	$1,990,195
Transfer agent fees	924,852
Distribution and service plan fees	1,540,232
Accounting and security lending fees	129,450
Custodian fees and expenses	11,860
Independent trustees' compensation	6,916
Registration fees	76,319
Audit	24,013
Legal	4,097
Miscellaneous	4,137
Total expenses before reductions	4,712,071
Expense reductions	(29,358)	4,682,713
Net investment income (loss)		2,243,945
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(66,019,287)
Foreign currency transactions	(13,326)
Total net realized gain (loss)		(66,032,613)
Change in net unrealized appreciation (depreciation) on: Investment securities	(43,600,872)
Assets and liabilities in foreign currencies	3,771
Total change in net unrealized appreciation (depreciation)		(43,597,101)
Net gain (loss)		(109,629,714)
Net increase (decrease) in net assets resulting from operations		$(107,385,769)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,243,945	$4,666,139
Net realized gain (loss)	(66,032,613)	(60,209,572)
Change in net unrealized appreciation (depreciation)	(43,597,101)	(212,688,818)
Net increase (decrease) in net assets resulting from operations	(107,385,769)	(268,232,251)
Distributions to shareholders from net investment income	(3,958,373)	(2,612,091)
Distributions to shareholders from net realized gain	–	(36,171,815)
Total distributions	(3,958,373)	(38,783,906)
Share transactions - net increase (decrease)	42,742,066	190,554,548
Redemption fees	21,860	54,564
Total increase (decrease) in net assets	(68,580,216)	(116,407,045)
Net Assets
Beginning of period	757,928,817	874,335,862
End of period (including distributions in excess of net investment income of $675,959 and undistributed net investment income of $1,038,469, respectively)	$689,348,601	$757,928,817

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$30.96	$45.71	$40.59	$33.71	$40.17	$27.70
Income from Investment Operations
Net investment income (loss)A	.11	.28	.15	.23	.25	.11
Net realized and unrealized gain (loss)	(4.39)	(12.89)	7.06	6.81	(6.50)	12.47
Total from investment operations	(4.28)	(12.61)	7.21	7.04	(6.25)	12.58
Distributions from net investment income	(.20)	(.18)B	(.17)	(.16)	(.21)	(.11)
Distributions from net realized gain	–	(1.96)B	(1.93)	–	–	–
Total distributions	(.20)	(2.14)	(2.09)C	(.16)	(.21)	(.11)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$26.48	$30.96	$45.71	$40.59	$33.71	$40.17
Total ReturnE,F,G	(13.84)%	(28.92)%	18.46%	20.94%	(15.58)%	45.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%J	1.12%	1.12%	1.16%	1.17%	1.16%
Expenses net of fee waivers, if any	1.13%J	1.12%	1.12%	1.16%	1.17%	1.16%
Expenses net of all reductions	1.12%J	1.11%	1.12%	1.15%	1.17%	1.16%
Net investment income (loss)	.78%J	.76%	.36%	.61%	.72%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$263,314	$292,288	$369,400	$279,798	$253,332	$331,120
Portfolio turnover rateK	70%J	61%	112%	68%	88%	91%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.09 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.929 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.63	$46.64	$41.38	$34.40	$41.04	$28.33
Income from Investment Operations
Net investment income (loss)A	.08	.20	.06	.15	.18	.03
Net realized and unrealized gain (loss)	(4.49)	(13.18)	7.21	6.95	(6.65)	12.75
Total from investment operations	(4.41)	(12.98)	7.27	7.10	(6.47)	12.78
Distributions from net investment income	(.11)	(.08)B	(.08)	(.12)	(.17)	(.07)
Distributions from net realized gain	–	(1.95)B	(1.93)	–	–	–
Total distributions	(.11)	(2.03)	(2.01)	(.12)	(.17)	(.07)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$27.11	$31.63	$46.64	$41.38	$34.40	$41.04
Total ReturnD,E,F	(13.97)%	(29.09)%	18.19%	20.70%	(15.77)%	45.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.38%I	1.36%	1.34%	1.36%	1.38%	1.37%
Expenses net of fee waivers, if any	1.38%I	1.35%	1.34%	1.36%	1.38%	1.37%
Expenses net of all reductions	1.38%I	1.35%	1.34%	1.35%	1.38%	1.37%
Net investment income (loss)	.53%I	.52%	.14%	.40%	.50%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$133,861	$164,848	$245,828	$223,248	$215,488	$290,512
Portfolio turnover rateJ	70%I	61%	112%	68%	88%	91%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.41	$42.08	$37.65	$31.41	$37.61	$26.06
Income from Investment Operations
Net investment income (loss)A	–B	(.02)	(.17)	(.05)	(.01)	(.15)
Net realized and unrealized gain (loss)	(4.04)	(11.84)	6.52	6.34	(6.09)	11.71
Total from investment operations	(4.04)	(11.86)	6.35	6.29	(6.10)	11.56
Distributions from net investment income	–B	–	–	(.05)	(.10)	(.01)
Distributions from net realized gain	–	(1.81)	(1.92)	–	–	–
Total distributions	–B	(1.81)	(1.92)	(.05)	(.10)	(.01)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$24.37	$28.41	$42.08	$37.65	$31.41	$37.61
Total ReturnC,D,E	(14.21)%	(29.47)%	17.50%	20.04%	(16.22)%	44.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.91%H	1.92%	1.91%	1.92%	1.92%	1.93%
Expenses net of fee waivers, if any	1.91%H	1.92%	1.91%	1.92%	1.92%	1.93%
Expenses net of all reductions	1.90%H	1.92%	1.91%	1.91%	1.92%	1.92%
Net investment income (loss)	- %H,I	(.05)%	(.44)%	(.15)%	(.03)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,983	$8,163	$17,432	$20,551	$28,558	$49,793
Portfolio turnover rateJ	70%H	61%	112%	68%	88%	91%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.58	$42.40	$37.92	$31.63	$37.88	$26.25
Income from Investment Operations
Net investment income (loss)A	.01	.01	(.15)	(.04)	(.01)	(.15)
Net realized and unrealized gain (loss)	(4.06)	(11.93)	6.57	6.38	(6.13)	11.80
Total from investment operations	(4.05)	(11.92)	6.42	6.34	(6.14)	11.65
Distributions from net investment income	(.03)	(.03)B	(.01)	(.05)	(.11)	(.02)
Distributions from net realized gain	–	(1.88)B	(1.93)	–	–	–
Total distributions	(.03)	(1.90)C	(1.94)	(.05)	(.11)	(.02)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$24.50	$28.58	$42.40	$37.92	$31.63	$37.88
Total ReturnE,F,G	(14.16)%	(29.44)%	17.57%	20.08%	(16.22)%	44.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.85%J	1.85%	1.86%	1.90%	1.92%	1.90%
Expenses net of fee waivers, if any	1.85%J	1.85%	1.86%	1.90%	1.92%	1.90%
Expenses net of all reductions	1.84%J	1.85%	1.86%	1.88%	1.91%	1.89%
Net investment income (loss)	.06%J	.02%	(.38)%	(.13)%	(.03)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$159,509	$162,322	$130,881	$99,833	$93,504	$133,476
Portfolio turnover rateK	70%J	61%	112%	68%	88%	91%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.90 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $1.877 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.62	$48.05	$42.55	$35.28	$41.95	$28.87
Income from Investment Operations
Net investment income (loss)A	.16	.39	.28	.35	.37	.23
Net realized and unrealized gain (loss)	(4.63)	(13.56)	7.42	7.12	(6.79)	12.99
Total from investment operations	(4.47)	(13.17)	7.70	7.47	(6.42)	13.22
Distributions from net investment income	(.29)	(.30)B	(.27)	(.20)	(.25)	(.14)
Distributions from net realized gain	–	(1.96)B	(1.93)	–	–	–
Total distributions	(.29)	(2.26)	(2.20)	(.20)	(.25)	(.14)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$27.86	$32.62	$48.05	$42.55	$35.28	$41.95
Total ReturnD,E	(13.74)%	(28.73)%	18.80%	21.26%	(15.31)%	45.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%H	.85%	.85%	.88%	.86%	.86%
Expenses net of fee waivers, if any	.86%H	.85%	.85%	.88%	.86%	.86%
Expenses net of all reductions	.85%H	.85%	.85%	.86%	.85%	.85%
Net investment income (loss)	1.06%H	1.02%	.63%	.89%	1.03%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$127,682	$130,308	$110,795	$65,034	$56,692	$54,024
Portfolio turnover rateI	70%H	61%	112%	68%	88%	91%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$32,612,102
Gross unrealized depreciation	(148,719,309)
Net unrealized appreciation (depreciation) on securities	$(116,107,207)
Tax cost	$815,310,200

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,928,505)

The Fund elected to defer to its next fiscal year approximately $50,491,927 of capital losses recognized during the period November 1, 2014 to July 31, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $282,153,097 and $253,644,273, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$346,353	$26,091
Class T	.25%	.25%	374,470	–
Class B	.75%	.25%	32,665	24,499
Class C	.75%	.25%	786,744	387,169
			$1,540,232	$437,759

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$104,562
Class T	16,381
Class B(a)	1,343
Class C(a)	40,150
$162,436

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$366,166.26
Class T	201,372.27
Class B	9,774.30
Class C	187,105.24
Class I	160,435.24
	$924,852

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,983 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $502 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $38,523.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26,805 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,533.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$1,922,249	$1,364,001
Class T	529,063	410,584
Class B	897	–
Class C	204,569	97,069
Class I	1,301,595	740,437
Total	$3,958,373	$2,612,091
From net realized gain
Class A	$–	$14,838,103
Class T	–	10,229,565
Class B	–	735,058
Class C	–	5,981,735
Class I	–	4,387,354
Total	$–	$36,171,815

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	2,392,577	4,817,511	$67,714,007	$172,397,292
Reinvestment of distributions	66,473	346,427	1,828,265	15,023,137
Shares redeemed	(1,955,755)	(3,804,502)	(55,983,680)	(141,434,625)
Net increase (decrease)	503,295	1,359,436	$13,558,592	$45,985,804
Class T
Shares sold	399,804	895,677	$11,569,886	$32,882,150
Reinvestment of distributions	18,369	229,140	510,908	10,214,195
Shares redeemed	(692,858)	(1,183,564)	(20,171,378)	(44,251,675)
Net increase (decrease)	(274,685)	(58,747)	$(8,090,584)	$(1,155,330)
Class B
Shares sold	2,751	43,535	$72,566	$1,451,766
Reinvestment of distributions	35	16,323	864	661,892
Shares redeemed	(85,705)	(186,733)	(2,272,984)	(6,263,061)
Net increase (decrease)	(82,919)	(126,875)	$(2,199,554)	$(4,149,403)
Class C
Shares sold	1,835,043	3,704,544	$47,035,371	$122,458,966
Reinvestment of distributions	7,392	130,140	181,396	5,288,652
Shares redeemed	(1,011,446)	(1,241,801)	(26,564,955)	(41,167,367)
Net increase (decrease)	830,989	2,592,883	$20,651,812	$86,580,251
Class I
Shares sold	2,310,144	3,563,036	$69,257,814	$133,557,103
Reinvestment of distributions	40,692	99,377	1,182,189	4,498,001
Shares redeemed	(1,762,926)	(1,973,125)	(51,618,203)	(74,761,878)
Net increase (decrease)	587,910	1,689,288	$18,821,800	$63,293,226

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Financial Services Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	5.4	4.8
JPMorgan Chase & Co.	5.2	5.0
Bank of America Corp.	5.0	5.0
Citigroup, Inc.	4.9	5.0
U.S. Bancorp	3.8	4.1
Chubb Ltd.	3.8	2.6
Wells Fargo & Co.	3.7	3.8
American Tower Corp.	3.5	3.3
Capital One Financial Corp.	3.1	3.8
Allstate Corp.	2.6	2.3
	41.0

Top Industries (% of fund's net assets)

As of January 31, 2016
Banks	28.5%
Real Estate Investment Trusts	17.1%
Insurance	16.3%
Capital Markets	8.0%
Diversified Financial Services	7.8%
All Others*	22.3%

As of July 31, 2015
Banks	30.5%
Real Estate Investment Trusts	13.4%
Insurance	12.8%
Capital Markets	10.9%
Diversified Financial Services	9.0%
All Others*	23.4%
 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Financial Services Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Banks - 28.5%
Diversified Banks - 23.5%
Bank of America Corp.	736,556	$10,414,902
Citigroup, Inc.	240,165	10,226,226
Comerica, Inc.	54,219	1,859,712
JPMorgan Chase & Co.	183,831	10,937,945
U.S. Bancorp	197,908	7,928,194
Wells Fargo & Co.	153,748	7,722,762
		49,089,741
Regional Banks - 5.0%
CoBiz, Inc.	83,491	917,566
Huntington Bancshares, Inc.	183,600	1,575,288
M&T Bank Corp.	29,400	3,239,292
Popular, Inc.	52,200	1,312,308
SunTrust Banks, Inc.	90,000	3,292,200
		10,336,654

TOTAL BANKS		59,426,395

Capital Markets - 8.0%
Asset Management & Custody Banks - 5.7%
Affiliated Managers Group, Inc. (a)	13,754	1,845,649
Artisan Partners Asset Management, Inc.	59,300	1,856,090
Invesco Ltd.	100,738	3,015,088
Northern Trust Corp.	41,000	2,545,280
Oaktree Capital Group LLC Class A	37,600	1,645,376
The Blackstone Group LP	36,365	955,309
		11,862,792
Investment Banking & Brokerage - 2.3%
E*TRADE Financial Corp. (a)	82,400	1,941,344
Goldman Sachs Group, Inc.	17,950	2,900,002
		4,841,346

TOTAL CAPITAL MARKETS		16,704,138

Consumer Finance - 6.0%
Consumer Finance - 6.0%
American Express Co.	38,400	2,054,400
Capital One Financial Corp.	99,538	6,531,684
OneMain Holdings, Inc. (a)	54,900	1,451,007
Synchrony Financial (a)	87,200	2,478,224
		12,515,315
Diversified Consumer Services - 1.2%
Specialized Consumer Services - 1.2%
H&R Block, Inc.	75,200	2,560,560
Diversified Financial Services - 7.8%
Multi-Sector Holdings - 5.4%
Berkshire Hathaway, Inc. Class B (a)	86,169	11,182,149
Specialized Finance - 2.4%
IntercontinentalExchange, Inc.	19,464	5,134,603

TOTAL DIVERSIFIED FINANCIAL SERVICES		16,316,752

Insurance - 16.3%
Insurance Brokers - 3.8%
Brown & Brown, Inc.	107,900	3,263,975
Marsh & McLennan Companies, Inc.	85,500	4,559,715
		7,823,690
Life & Health Insurance - 2.4%
Principal Financial Group, Inc.	20,900	794,200
Torchmark Corp.	79,180	4,302,641
		5,096,841
Property & Casualty Insurance - 10.1%
Allied World Assurance Co. Holdings AG	81,400	2,978,426
Allstate Corp.	90,490	5,483,694
Chubb Ltd.	69,657	7,876,117
FNF Group	144,750	4,687,005
		21,025,242

TOTAL INSURANCE		33,945,773

IT Services - 5.7%
Data Processing & Outsourced Services - 5.7%
MasterCard, Inc. Class A	34,300	3,053,729
PayPal Holdings, Inc. (a)	36,600	1,322,724
The Western Union Co.	136,700	2,438,728
Visa, Inc. Class A	66,420	4,947,626
		11,762,807
Professional Services - 0.6%
Research & Consulting Services - 0.6%
Verisk Analytics, Inc. (a)	16,000	1,168,000
Real Estate Investment Trusts - 17.1%
Diversified REITs - 0.4%
NorthStar Realty Finance Corp.	64,025	759,977
Health Care REIT's - 2.0%
Ventas, Inc.	76,900	4,254,108
Mortgage REITs - 2.8%
Altisource Residential Corp. Class B	134,950	1,342,753
American Capital Agency Corp.	85,500	1,459,485
Redwood Trust, Inc. (b)	162,800	1,753,356
Two Harbors Investment Corp.	166,900	1,268,440
		5,824,034
Office REITs - 1.8%
Boston Properties, Inc.	32,600	3,788,446
Residential REITs - 3.3%
American Campus Communities, Inc.	23,100	974,820
Equity Residential (SBI)	32,000	2,466,880
Essex Property Trust, Inc.	6,800	1,449,148
UDR, Inc.	58,800	2,092,692
		6,983,540
Specialized REITs - 6.8%
American Tower Corp.	76,400	7,207,576
Outfront Media, Inc.	79,430	1,727,603
Public Storage	20,400	5,172,624
		14,107,803

TOTAL REAL ESTATE INVESTMENT TRUSTS		35,717,908

Real Estate Management & Development - 2.2%
Real Estate Services - 2.2%
CBRE Group, Inc. (a)	68,487	1,915,581
Realogy Holdings Corp. (a)	82,000	2,689,600
		4,605,181
Thrifts & Mortgage Finance - 0.5%
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)	105,000	695,100
Radian Group, Inc.	33,700	339,022
		1,034,122
Trading Companies & Distributors - 1.1%
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	72,900	2,238,759
TOTAL COMMON STOCKS
(Cost $212,608,978)		197,995,710

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.38% (c)	11,791,184	11,791,184
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	827,200	827,200
TOTAL MONEY MARKET FUNDS
(Cost $12,618,384)		12,618,384
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $225,227,362)		210,614,094
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,104,475)
NET ASSETS - 100%		$208,509,619

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,391
Fidelity Securities Lending Cash Central Fund	1,146
Total	$12,537

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $809,904) — See accompanying schedule: Unaffiliated issuers (cost $212,608,978)	$197,995,710
Fidelity Central Funds (cost $12,618,384)	12,618,384
Total Investments (cost $225,227,362)		$210,614,094
Receivable for investments sold		1,453,066
Receivable for fund shares sold		178,660
Dividends receivable		195,320
Distributions receivable from Fidelity Central Funds		3,238
Prepaid expenses		914
Other receivables		2,492
Total assets		212,447,784
Liabilities
Payable for investments purchased	$2,230,073
Payable for fund shares redeemed	619,581
Accrued management fee	99,343
Distribution and service plan fees payable	76,106
Other affiliated payables	54,539
Other payables and accrued expenses	31,323
Collateral on securities loaned, at value	827,200
Total liabilities		3,938,165
Net Assets		$208,509,619
Net Assets consist of:
Paid in capital		$269,253,632
Distributions in excess of net investment income		(640,322)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(45,489,838)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,613,853)
Net Assets		$208,509,619
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($96,442,461 ÷ 6,841,359 shares)		$14.10
Maximum offering price per share (100/94.25 of $14.10)		$14.96
Class T:
Net Asset Value and redemption price per share ($30,357,074 ÷ 2,169,845 shares)		$13.99
Maximum offering price per share (100/96.50 of $13.99)		$14.50
Class B:
Net Asset Value and offering price per share ($2,470,008 ÷ 183,135 shares)(a)		$13.49
Class C:
Net Asset Value and offering price per share ($47,627,592 ÷ 3,569,093 shares)(a)		$13.34
Class I:
Net Asset Value, offering price and redemption price per share ($31,612,484 ÷ 2,187,279 shares)		$14.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$2,023,941
Income from Fidelity Central Funds		12,537
Total income		2,036,478
Expenses
Management fee	$627,763
Transfer agent fees	277,993
Distribution and service plan fees	470,525
Accounting and security lending fees	44,586
Custodian fees and expenses	9,056
Independent trustees' compensation	2,133
Registration fees	51,522
Audit	23,544
Legal	1,908
Miscellaneous	1,198
Total expenses before reductions	1,510,228
Expense reductions	(4,851)	1,505,377
Net investment income (loss)		531,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,490,169
Foreign currency transactions	29,827
Total net realized gain (loss)		1,519,996
Change in net unrealized appreciation (depreciation) on: Investment securities	(38,352,669)
Assets and liabilities in foreign currencies	(508)
Total change in net unrealized appreciation (depreciation)		(38,353,177)
Net gain (loss)		(36,833,181)
Net increase (decrease) in net assets resulting from operations		$(36,302,080)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$531,101	$836,701
Net realized gain (loss)	1,519,996	12,569,347
Change in net unrealized appreciation (depreciation)	(38,353,177)	5,448,999
Net increase (decrease) in net assets resulting from operations	(36,302,080)	18,855,047
Distributions to shareholders from net investment income	(957,546)	(1,174,436)
Distributions to shareholders from net realized gain	(189,767)	–
Total distributions	(1,147,313)	(1,174,436)
Share transactions - net increase (decrease)	12,173,524	48,366,952
Redemption fees	8,377	16,144
Total increase (decrease) in net assets	(25,267,492)	66,063,707
Net Assets
Beginning of period	233,777,111	167,713,404
End of period (including distributions in excess of net investment income of $640,322 and distributions in excess of net investment income of $213,877, respectively)	$208,509,619	$233,777,111

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.53	$14.97	$13.41	$10.18	$10.06	$10.35
Income from Investment Operations
Net investment income (loss)A	.05	.10	.10	.15	.07	(.02)
Net realized and unrealized gain (loss)	(2.40)	1.59B	1.55	3.18	.06	(.27)
Total from investment operations	(2.35)	1.69	1.65	3.33	.13	(.29)
Distributions from net investment income	(.07)	(.13)	(.08)	(.10)	(.01)	–
Distributions from net realized gain	(.01)	–	(.01)	–	–	–
Total distributions	(.08)	(.13)	(.09)	(.10)	(.01)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.10	$16.53	$14.97	$13.41	$10.18	$10.06
Total ReturnD,E,F	(14.24)%	11.29%B	12.39%	32.99%	1.34%	(2.80)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.16%I	1.17%	1.22%	1.29%	1.28%	1.26%
Expenses net of fee waivers, if any	1.16%I	1.17%	1.22%	1.29%	1.28%	1.26%
Expenses net of all reductions	1.16%I	1.17%	1.22%	1.21%	1.20%	1.21%
Net investment income (loss)	.62%I	.61%	.68%	1.31%	.72%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$96,442	$102,983	$77,674	$64,428	$47,055	$63,937
Portfolio turnover rateJ	73%I	44%	49%	288%	441%	260%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.97%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.41	$14.86	$13.31	$10.11	$10.01	$10.32
Income from Investment Operations
Net investment income (loss)A	.03	.05	.06	.12	.04	(.05)
Net realized and unrealized gain (loss)	(2.39)	1.58B	1.55	3.16	.06	(.26)
Total from investment operations	(2.36)	1.63	1.61	3.28	.10	(.31)
Distributions from net investment income	(.05)	(.08)	(.05)	(.08)	–C	–
Distributions from net realized gain	(.01)	–	(.01)	–	–	–
Total distributions	(.06)	(.08)	(.06)	(.08)	–C	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$13.99	$16.41	$14.86	$13.31	$10.11	$10.01
Total ReturnD,E,F	(14.39)%	10.98%B	12.10%	32.66%	1.03%	(3.00)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.45%I	1.45%	1.48%	1.55%	1.54%	1.52%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.48%	1.55%	1.54%	1.52%
Expenses net of all reductions	1.45%I	1.45%	1.48%	1.47%	1.45%	1.47%
Net investment income (loss)	.33%I	.33%	.42%	1.06%	.46%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$30,357	$34,314	$31,596	$30,576	$24,367	$27,037
Portfolio turnover rateJ	73%I	44%	49%	288%	441%	260%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.66%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.82	$14.35	$12.87	$9.79	$9.73	$10.09
Income from Investment Operations
Net investment income (loss)A	(.01)	(.03)	(.01)	.06	–B	(.10)
Net realized and unrealized gain (loss)	(2.30)	1.52C	1.49	3.06	.06	(.26)
Total from investment operations	(2.31)	1.49	1.48	3.12	.06	(.36)
Distributions from net investment income	(.01)	(.02)	–	(.04)	–	–
Distributions from net realized gain	(.01)	–	–	–	–	–
Total distributions	(.02)	(.02)	–	(.04)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.49	$15.82	$14.35	$12.87	$9.79	$9.73
Total ReturnD,E,F	(14.59)%	10.41%C	11.50%	32.00%	.62%	(3.57)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.97%I	1.96%	1.98%	2.04%	2.03%	2.01%
Expenses net of fee waivers, if any	1.97%I	1.96%	1.98%	2.04%	2.03%	2.01%
Expenses net of all reductions	1.96%I	1.96%	1.98%	1.97%	1.94%	1.96%
Net investment income (loss)	(.18)%I	(.18)%	(.08)%	.56%	(.03)%	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,470	$3,831	$5,540	$6,511	$5,745	$7,480
Portfolio turnover rateJ	73%I	44%	49%	288%	441%	260%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.09%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.67	$14.22	$12.75	$9.70	$9.65	$10.00
Income from Investment Operations
Net investment income (loss)A	(.01)	(.02)	–B	.06	–B	(.10)
Net realized and unrealized gain (loss)	(2.28)	1.51C	1.48	3.03	.05	(.25)
Total from investment operations	(2.29)	1.49	1.48	3.09	.05	(.35)
Distributions from net investment income	(.03)	(.04)	(.01)	(.04)	–	–
Distributions from net realized gain	(.01)	–	–	–	–	–
Total distributions	(.04)	(.04)	(.01)	(.04)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.34	$15.67	$14.22	$12.75	$9.70	$9.65
Total ReturnD,E,F	(14.63)%	10.45%C	11.65%	31.98%	.52%	(3.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.91%I	1.90%	1.94%	2.03%	2.03%	2.01%
Expenses net of fee waivers, if any	1.91%I	1.90%	1.94%	2.03%	2.03%	2.01%
Expenses net of all reductions	1.90%I	1.90%	1.93%	1.96%	1.94%	1.96%
Net investment income (loss)	(.12)%I	(.12)%	(.03)%	.57%	(.03)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$47,628	$50,206	$36,740	$29,897	$20,875	$23,196
Portfolio turnover rateJ	73%I	44%	49%	288%	441%	260%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.13%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.94	$15.34	$13.73	$10.42	$10.28	$10.55
Income from Investment Operations
Net investment income (loss)A	.07	.15	.15	.20	.10	.01
Net realized and unrealized gain (loss)	(2.46)	1.62B	1.60	3.25	.06	(.28)
Total from investment operations	(2.39)	1.77	1.75	3.45	.16	(.27)
Distributions from net investment income	(.09)	(.17)	(.13)	(.14)	(.02)	–
Distributions from net realized gain	(.01)	–	(.01)	–	–	–
Total distributions	(.10)	(.17)	(.14)	(.14)	(.02)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.45	$16.94	$15.34	$13.73	$10.42	$10.28
Total ReturnD,E	(14.15)%	11.61%B	12.85%	33.45%	1.61%	(2.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%H	.84%	.87%	.96%	.98%	.96%
Expenses net of fee waivers, if any	.86%H	.84%	.87%	.96%	.98%	.96%
Expenses net of all reductions	.86%H	.84%	.86%	.88%	.89%	.91%
Net investment income (loss)	.92%H	.94%	1.04%	1.65%	1.02%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$31,612	$42,443	$16,164	$9,275	$5,596	$8,162
Portfolio turnover rateI	73%H	44%	49%	288%	441%	260%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 11.29%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$7,948,537
Gross unrealized depreciation	(23,483,737)
Net unrealized appreciation (depreciation) on securities	$(15,535,200)
Tax cost	$226,149,294

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(22,843,955)
2018	(23,251,884)
2019	(445,604)
Total capital loss carryforward	$(46,541,443)

The Fund elected to defer to its next fiscal year approximately $213,865 of ordinary losses recognized during the period January 1, 2015 to July 31, 2015.

Short-Term Trading (Redemption) Fees. Share held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $89,113,289 and $79,622,756, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$125,781	$–
Class T	.25%	.25%	81,044	–
Class B	.75%	.25%	15,577	11,683
Class C	.75%	.25%	248,123	75,328
			$470,525	$87,011

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$34,332
Class T	5,301
Class B(a)	375
Class C(a)	6,520
$46,528

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$124,786.25
Class T	46,586.29
Class B	4,760.30
Class C	59,992.24
Class I	41,869.19
	$277,993

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,245 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $153 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,146.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,973 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $869.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$487,874	$677,086
Class T	110,989	166,609
Class B	2,181	7,587
Class C	104,614	95,653
Class I	251,888	227,501
Total	$957,546	$1,174,436
From net realized gain
Class A	$83,636	$–
Class T	26,115	–
Class B	2,379	–
Class C	43,289	–
Class I	34,348	–
Total	$189,767	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	1,825,159	2,375,926	$28,448,911	$38,271,380
Reinvestment of distributions	34,331	37,600	519,430	601,602
Shares redeemed	(1,248,508)	(1,370,832)	(18,711,707)	(21,745,625)
Net increase (decrease)	610,982	1,042,694	$10,256,634	$17,127,357
Class T
Shares sold	255,275	282,748	$3,952,059	$4,530,961
Reinvestment of distributions	8,782	9,927	131,908	158,623
Shares redeemed	(185,505)	(327,213)	(2,810,375)	(5,144,018)
Net increase (decrease)	78,552	(34,538)	$1,273,592	$(454,434)
Class B
Shares sold	9,818	9,940	$145,243	$153,403
Reinvestment of distributions	304	462	4,404	7,229
Shares redeemed	(69,180)	(154,232)	(1,015,214)	(2,370,354)
Net increase (decrease)	(59,058)	(143,830)	$(865,567)	$(2,209,722)
Class C
Shares sold	873,462	1,276,982	$12,833,896	$19,580,585
Reinvestment of distributions	9,045	5,490	129,709	84,931
Shares redeemed	(518,325)	(661,896)	(7,364,427)	(9,959,897)
Net increase (decrease)	364,182	620,576	$5,599,178	$9,705,619
Class I
Shares sold	1,012,179	2,718,004	$15,880,600	$44,696,215
Reinvestment of distributions	13,725	9,845	212,871	161,164
Shares redeemed	(1,344,363)	(1,276,123)	(20,183,784)	(20,659,247)
Net increase (decrease)	(318,459)	1,451,726	$(4,090,313)	$24,198,132

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Health Care Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Medtronic PLC	9.6	7.8
Allergan PLC	6.4	6.6
Teva Pharmaceutical Industries Ltd. sponsored ADR	5.9	5.0
Amgen, Inc.	4.6	2.5
Boston Scientific Corp.	4.4	4.3
AbbVie, Inc.	3.4	4.2
Bristol-Myers Squibb Co.	3.3	2.3
McKesson Corp.	2.9	3.2
UnitedHealth Group, Inc.	2.6	2.2
Cigna Corp.	2.2	2.0
	45.3

Top Industries (% of fund's net assets)

As of January 31, 2016
Pharmaceuticals	28.8%
Biotechnology	25.0%
Health Care Equipment & Supplies	24.6%
Health Care Providers & Services	13.8%
Health Care Technology	2.8%
All Others*	5.0%

As of July 31, 2015
Pharmaceuticals	36.6%
Health Care Equipment & Supplies	20.5%
Biotechnology	19.0%
Health Care Providers & Services	13.4%
Health Care Technology	3.2%
All Others*	7.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Health Care Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Biotechnology - 25.0%
Biotechnology - 25.0%
AbbVie, Inc.	1,635,300	$89,777,970
Ablynx NV (a)	591,709	8,621,127
Acceleron Pharma, Inc. (a)	142,448	4,373,154
Acorda Therapeutics, Inc. (a)	201,929	7,435,026
Actelion Ltd.	90,000	11,860,163
Advaxis, Inc. (a)(b)	531,200	3,622,784
Alnylam Pharmaceuticals, Inc. (a)	156,555	10,792,902
AMAG Pharmaceuticals, Inc. (a)	344,115	7,883,675
Amgen, Inc.	808,666	123,507,558
Amicus Therapeutics, Inc. (a)(b)	870,000	5,254,800
Anacor Pharmaceuticals, Inc. (a)	322,037	24,194,640
Arena Pharmaceuticals, Inc. (a)	2,519,396	3,804,288
Array BioPharma, Inc. (a)	800,000	2,472,000
Ascendis Pharma A/S ADR	400,000	7,616,000
Biogen, Inc. (a)	197,884	54,034,205
BioMarin Pharmaceutical, Inc. (a)	299,200	22,146,784
bluebird bio, Inc. (a)	43,420	1,795,851
Blueprint Medicines Corp.	205,000	3,222,600
Cara Therapeutics, Inc. (a)	282,162	2,539,458
Celgene Corp. (a)	238,208	23,897,027
Cellectis SA sponsored ADR	220,700	4,934,852
Curis, Inc. (a)	1,519,300	2,491,652
CytomX Therapeutics, Inc. (a)	145,200	2,281,092
Edge Therapeutics, Inc. (a)	181,343	2,014,721
Galapagos Genomics NV sponsored ADR	120,209	5,880,624
Gilead Sciences, Inc.	266,862	22,149,546
Heron Therapeutics, Inc. (a)	163,315	3,427,982
Incyte Corp. (a)	142,200	10,033,632
Insmed, Inc. (a)	900,800	11,890,560
Intercept Pharmaceuticals, Inc. (a)	53,021	5,632,421
Mirati Therapeutics, Inc. (a)	274,000	5,899,220
Neurocrine Biosciences, Inc. (a)	222,100	9,450,355
ProNai Therapeutics, Inc. (a)	97,200	804,816
Puma Biotechnology, Inc. (a)(b)	400,000	16,696,000
Regeneron Pharmaceuticals, Inc. (a)	105,298	44,234,637
Spark Therapeutics, Inc.	131,942	3,716,806
TESARO, Inc. (a)(b)	300,000	10,362,000
Trevena, Inc. (a)	1,000,000	7,280,000
Ultragenyx Pharmaceutical, Inc. (a)	201,440	11,310,856
United Therapeutics Corp. (a)	101,800	12,539,724
Vertex Pharmaceuticals, Inc. (a)	597,700	54,241,275
Xencor, Inc. (a)	297,400	3,217,868
		669,342,651
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
RPI International Holdings LP (c)	10,510	1,473,502
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	215,735	4,787,160
Health Care Equipment & Supplies - 24.6%
Health Care Equipment - 23.2%
Atricure, Inc. (a)	556,504	9,727,690
Boston Scientific Corp. (a)	6,788,948	119,010,258
CONMED Corp.	304,100	11,233,454
Edwards Lifesciences Corp. (a)	501,500	39,222,315
HeartWare International, Inc. (a)	138,771	5,570,268
Integra LifeSciences Holdings Corp. (a)	244,600	15,030,670
Intuitive Surgical, Inc. (a)	44,000	23,797,400
Invuity, Inc.	517,800	3,976,704
LivaNova PLC (a)	235,600	13,188,888
Medtronic PLC	3,395,700	257,801,539
Neovasc, Inc. (a)	1,100,000	3,762,000
Nevro Corp. (a)(b)	314,300	19,420,597
Novocure Ltd. (a)(b)	185,300	2,312,544
ResMed, Inc.	408,000	23,133,600
St. Jude Medical, Inc.	97,800	5,169,708
Steris PLC	120,184	8,321,540
Stryker Corp.	100,000	9,915,000
Teleflex, Inc. (b)	80,000	10,855,200
Wright Medical Group NV (a)	1,300,000	25,935,000
Zeltiq Aesthetics, Inc. (a)	253,818	5,893,654
Zimmer Biomet Holdings, Inc.	88,500	8,784,510
		622,062,539
Health Care Supplies - 1.4%
The Cooper Companies, Inc.	220,000	28,853,000
The Spectranetics Corp. (a)(b)	700,000	8,435,000
		37,288,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		659,350,539

Health Care Providers & Services - 13.7%
Health Care Distributors & Services - 3.7%
Amplifon SpA	761,295	6,382,162
EBOS Group Ltd.	1,312,664	11,441,210
McKesson Corp.	475,175	76,493,672
United Drug PLC (United Kingdom)	800,000	5,980,068
		100,297,112
Health Care Facilities - 3.7%
AmSurg Corp. (a)	150,000	10,978,500
Brookdale Senior Living, Inc. (a)	406,070	6,610,820
HCA Holdings, Inc. (a)	429,800	29,905,484
Surgical Care Affiliates, Inc. (a)	500,005	21,335,213
Universal Health Services, Inc. Class B	272,600	30,705,664
		99,535,681
Health Care Services - 1.5%
Adeptus Health, Inc. Class A (a)(b)	120,200	5,671,036
DaVita HealthCare Partners, Inc. (a)	307,100	20,612,552
Envision Healthcare Holdings, Inc. (a)	571,304	12,625,818
		38,909,406
Managed Health Care - 4.8%
Cigna Corp.	430,200	57,474,720
UnitedHealth Group, Inc.	612,800	70,570,048
		128,044,768

TOTAL HEALTH CARE PROVIDERS & SERVICES		366,786,967

Health Care Technology - 2.8%
Health Care Technology - 2.8%
athenahealth, Inc. (a)	239,100	33,904,380
Castlight Health, Inc. (a)	336,800	1,114,808
Castlight Health, Inc. Class B (a)(b)	94,050	311,306
Connecture, Inc. (a)	489,461	1,155,128
Evolent Health, Inc.	243,600	2,404,332
HealthStream, Inc. (a)	685,600	15,014,640
Medidata Solutions, Inc. (a)	485,900	20,762,507
		74,667,101
Life Sciences Tools & Services - 2.8%
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	1,349,700	50,816,205
Bruker Corp. (a)	746,200	16,662,646
PRA Health Sciences, Inc. (a)	167,300	7,207,284
		74,686,135
Pharmaceuticals - 28.8%
Pharmaceuticals - 28.8%
Allergan PLC (a)	602,300	171,312,189
Amphastar Pharmaceuticals, Inc. (a)	600,000	7,230,000
Astellas Pharma, Inc.	1,012,300	14,016,876
Bristol-Myers Squibb Co.	1,404,000	87,272,640
Catalent, Inc. (a)	609,100	14,332,123
Dechra Pharmaceuticals PLC	600,000	8,570,365
Eisai Co. Ltd.	304,000	18,375,032
Endo Health Solutions, Inc. (a)	931,400	51,664,758
Horizon Pharma PLC (a)	728,100	12,741,750
Jazz Pharmaceuticals PLC (a)	163,100	20,997,494
Jiangsu Hengrui Medicine Co. Ltd.	1,430,000	9,605,122
Lee's Pharmaceutical Holdings Ltd.	4,366,536	4,037,954
Mylan N.V.	1,011,400	53,290,666
Pfizer, Inc.	1,349,700	41,152,353
Prestige Brands Holdings, Inc. (a)	307,500	14,354,100
Sanofi SA sponsored ADR	500,000	20,820,000
Sun Pharmaceutical Industries Ltd.	1,123,677	14,544,714
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,564,500	157,665,460
The Medicines Company (a)(b)	291,900	10,088,064
TherapeuticsMD, Inc. (a)(b)	2,003,600	14,325,740
UCB SA	91,500	7,823,336
Valeant Pharmaceuticals International, Inc. (Canada) (a)	188,700	17,376,187
		771,596,923
Professional Services - 0.7%
Human Resource & Employment Services - 0.7%
WageWorks, Inc. (a)	401,600	17,967,584
TOTAL COMMON STOCKS
(Cost $2,610,997,227)		2,640,658,562

Convertible Preferred Stocks - 0.1%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $2,121,583)	322,145	2,812,326

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.38% (d)	7,673,993	7,673,993
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	21,198,175	21,198,175
TOTAL MONEY MARKET FUNDS
(Cost $28,872,168)		28,872,168
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $2,641,990,978)		2,672,343,056
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,225,975
NET ASSETS - 100%		$2,676,569,031

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,285,828 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
RPI International Holdings LP	5/21/15	$1,239,129

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,615
Fidelity Securities Lending Cash Central Fund	173,746
Total	$250,361

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,640,658,562	$2,529,368,141	$109,816,919	$1,473,502
Convertible Preferred Stocks	2,812,326	--	--	2,812,326
Money Market Funds	28,872,168	28,872,168	--	--
Total Investments in Securities:	$2,672,343,056	$2,558,240,309	$109,816,919	$4,285,828

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$105,922,384
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	64.4%
Ireland	19.4%
Israel	5.9%
Netherlands	3.0%
Japan	1.2%
United Kingdom	1.1%
France	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,253,216) — See accompanying schedule: Unaffiliated issuers (cost $2,613,118,810)	$2,643,470,888
Fidelity Central Funds (cost $28,872,168)	28,872,168
Total Investments (cost $2,641,990,978)		$2,672,343,056
Cash		1,276
Receivable for investments sold		69,888,696
Receivable for fund shares sold		5,884,117
Dividends receivable		2,026,278
Distributions receivable from Fidelity Central Funds		19,048
Prepaid expenses		12,978
Other receivables		24,256
Total assets		2,750,199,705
Liabilities
Payable for investments purchased	$43,522,607
Payable for fund shares redeemed	6,061,951
Accrued management fee	1,272,719
Distribution and service plan fees payable	948,267
Other affiliated payables	564,327
Other payables and accrued expenses	62,628
Collateral on securities loaned, at value	21,198,175
Total liabilities		73,630,674
Net Assets		$2,676,569,031
Net Assets consist of:
Paid in capital		$2,682,982,928
Accumulated net investment loss		(6,325,168)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,439,600)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,350,871
Net Assets		$2,676,569,031
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,144,713,999 ÷ 33,396,915 shares)		$34.28
Maximum offering price per share (100/94.25 of $34.28)		$36.37
Class T:
Net Asset Value and redemption price per share ($280,233,432 ÷ 8,682,523 shares)		$32.28
Maximum offering price per share (100/96.50 of $32.28)		$33.45
Class B:
Net Asset Value and offering price per share ($7,814,846 ÷ 275,621 shares)(a)		$28.35
Class C:
Net Asset Value and offering price per share ($661,247,663 ÷ 23,608,402 shares)(a)		$28.01
Class I:
Net Asset Value, offering price and redemption price per share ($582,559,091 ÷ 15,747,853 shares)		$36.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$11,372,909
Interest		55
Income from Fidelity Central Funds		250,361
Total income		11,623,325
Expenses
Management fee	$8,285,409
Transfer agent fees	3,008,708
Distribution and service plan fees	6,001,966
Accounting and security lending fees	446,580
Custodian fees and expenses	31,779
Independent trustees' compensation	28,263
Registration fees	129,680
Audit	28,286
Legal	15,842
Interest	1,775
Miscellaneous	15,220
Total expenses before reductions	17,993,508
Expense reductions	(45,032)	17,948,476
Net investment income (loss)		(6,325,151)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27,431,418)
Foreign currency transactions	36,177
Total net realized gain (loss)		(27,395,241)
Change in net unrealized appreciation (depreciation) on: Investment securities	(616,274,989)
Assets and liabilities in foreign currencies	(799)
Total change in net unrealized appreciation (depreciation)		(616,275,788)
Net gain (loss)		(643,671,029)
Net increase (decrease) in net assets resulting from operations		$(649,996,180)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,325,151)	$(13,226,611)
Net realized gain (loss)	(27,395,241)	303,936,182
Change in net unrealized appreciation (depreciation)	(616,275,788)	322,305,451
Net increase (decrease) in net assets resulting from operations	(649,996,180)	613,015,022
Distributions to shareholders from net realized gain	(200,296,844)	(188,666,593)
Share transactions - net increase (decrease)	196,848,910	1,510,649,436
Redemption fees	63,116	66,619
Total increase (decrease) in net assets	(653,380,998)	1,935,064,484
Net Assets
Beginning of period	3,329,950,029	1,394,885,545
End of period (including accumulated net investment loss of $6,325,168 and accumulated net investment loss of $17, respectively)	$2,676,569,031	$3,329,950,029

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.17	$37.72	$31.29	$24.35	$25.60	$19.01
Income from Investment Operations
Net investment income (loss)A	(.05)	(.19)	(.18)	–B	(.04)	(.10)
Net realized and unrealized gain (loss)	(8.29)	12.03	10.13	9.53	1.43	6.69
Total from investment operations	(8.34)	11.84	9.95	9.53	1.39	6.59
Distributions from net realized gain	(2.55)	(4.39)	(3.52)	(2.59)	(2.64)	–
Total distributions	(2.55)	(4.39)	(3.52)	(2.59)	(2.64)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$34.28	$45.17	$37.72	$31.29	$24.35	$25.60
Total ReturnC,D,E	(19.14)%	34.07%	34.79%	42.77%	7.58%	34.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.04%	1.08%	1.14%	1.19%	1.19%
Expenses net of fee waivers, if any	1.04%H	1.04%	1.08%	1.14%	1.19%	1.19%
Expenses net of all reductions	1.04%H	1.04%	1.07%	1.13%	1.18%	1.18%
Net investment income (loss)	(.27)%H	(.45)%	(.54)%	(.01)%	(.18)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,144,714	$1,374,654	$613,995	$365,416	$233,188	$224,704
Portfolio turnover rateI	71%H	80%	111%	92%	124%	125%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$42.68	$35.87	$29.91	$23.42	$24.80	$18.46
Income from Investment Operations
Net investment income (loss)A	(.10)	(.28)	(.26)	(.07)	(.09)	(.16)
Net realized and unrealized gain (loss)	(7.81)	11.39	9.67	9.13	1.35	6.50
Total from investment operations	(7.91)	11.11	9.41	9.06	1.26	6.34
Distributions from net realized gain	(2.49)	(4.30)	(3.45)	(2.57)	(2.64)	–
Total distributions	(2.49)	(4.30)	(3.45)	(2.57)	(2.64)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$32.28	$42.68	$35.87	$29.91	$23.42	$24.80
Total ReturnC,D,E	(19.24)%	33.69%	34.49%	42.39%	7.27%	34.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.31%	1.34%	1.39%	1.43%	1.44%
Expenses net of fee waivers, if any	1.31%H	1.31%	1.34%	1.39%	1.43%	1.44%
Expenses net of all reductions	1.31%H	1.30%	1.34%	1.38%	1.43%	1.43%
Net investment income (loss)	(.54)%H	(.72)%	(.80)%	(.26)%	(.42)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$280,233	$348,886	$216,973	$158,611	$117,969	$123,606
Portfolio turnover rateI	71%H	80%	111%	92%	124%	125%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.77	$32.17	$27.16	$21.55	$23.15	$17.32
Income from Investment Operations
Net investment income (loss)A	(.17)	(.43)	(.40)	(.18)	(.19)	(.25)
Net realized and unrealized gain (loss)	(6.90)	10.13	8.71	8.31	1.23	6.08
Total from investment operations	(7.07)	9.70	8.31	8.13	1.04	5.83
Distributions from net realized gain	(2.35)	(4.10)	(3.30)	(2.52)	(2.64)	–
Total distributions	(2.35)	(4.10)	(3.30)	(2.52)	(2.64)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$28.35	$37.77	$32.17	$27.16	$21.55	$23.15
Total ReturnC,D,E	(19.49)%	33.00%	33.72%	41.61%	6.78%	33.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.87%H	1.85%	1.91%	1.93%	1.94%	1.94%
Expenses net of fee waivers, if any	1.87%H	1.85%	1.91%	1.93%	1.94%	1.94%
Expenses net of all reductions	1.86%H	1.85%	1.90%	1.91%	1.93%	1.93%
Net investment income (loss)	(1.09)%H	(1.26)%	(1.37)%	(.80)%	(.93)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,815	$12,926	$13,405	$14,517	$15,403	$20,365
Portfolio turnover rateI	71%H	80%	111%	92%	124%	125%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.45	$32.03	$27.11	$21.51	$23.11	$17.29
Income from Investment Operations
Net investment income (loss)A	(.16)	(.41)	(.38)	(.17)	(.18)	(.24)
Net realized and unrealized gain (loss)	(6.82)	10.05	8.68	8.31	1.22	6.06
Total from investment operations	(6.98)	9.64	8.30	8.14	1.04	5.82
Distributions from net realized gain	(2.46)	(4.22)	(3.38)	(2.54)	(2.64)	–
Total distributions	(2.46)	(4.22)	(3.38)	(2.54)	(2.64)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$28.01	$37.45	$32.03	$27.11	$21.51	$23.11
Total ReturnC,D,E	(19.45)%	33.04%	33.83%	41.74%	6.80%	33.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.79%	1.83%	1.87%	1.90%	1.90%
Expenses net of fee waivers, if any	1.80%H	1.79%	1.83%	1.87%	1.90%	1.90%
Expenses net of all reductions	1.79%H	1.79%	1.82%	1.85%	1.89%	1.89%
Net investment income (loss)	(1.02)%H	(1.20)%	(1.29)%	(.74)%	(.89)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$661,248	$761,070	$257,859	$125,965	$78,763	$77,749
Portfolio turnover rateI	71%H	80%	111%	92%	124%	125%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$48.53	$40.22	$33.12	$25.60	$26.69	$19.77
Income from Investment Operations
Net investment income (loss)A	–B	(.09)	(.10)	.07	.03	(.03)
Net realized and unrealized gain (loss)	(8.94)	12.88	10.80	10.07	1.52	6.95
Total from investment operations	(8.94)	12.79	10.70	10.14	1.55	6.92
Distributions from net realized gain	(2.60)	(4.48)	(3.60)	(2.62)	(2.64)	–
Total distributions	(2.60)	(4.48)	(3.60)	(2.62)	(2.64)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$36.99	$48.53	$40.22	$33.12	$25.60	$26.69
Total ReturnC,D	(19.06)%	34.40%	35.21%	43.12%	7.91%	35.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.79%	.81%	.87%	.89%	.89%
Expenses net of fee waivers, if any	.79%G	.79%	.81%	.87%	.89%	.89%
Expenses net of all reductions	.78%G	.78%	.81%	.85%	.88%	.88%
Net investment income (loss)	(.01)%G	(.20)%	(.27)%	.26%	.12%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$582,559	$832,415	$292,654	$74,417	$40,737	$45,243
Portfolio turnover rateH	71%G	80%	111%	92%	124%	125%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if an, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$314,885,092
Gross unrealized depreciation	(301,895,585)
Net unrealized appreciation (depreciation) on securities	$12,989,507
Tax cost	$2,659,353,549

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,083,265,592 and $1,045,744,946, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,575,283	$–
Class T	.25%	.25%	778,504	–
Class B	.75%	.25%	50,075	37,556
Class C	.75%	.25%	3,598,104	1,634,490
			$6,001,966	$1,672,046

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$526,259
Class T	60,160
Class B(a)	284
Class C(a)	120,995
$707,698

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,245,810.20
Class T	335,870.22
Class B	13,695.27
Class C	722,414.20
Class I	690,919.19
	$3,008,708

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,755 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$20,250,800.63%		$1,775

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,058 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $173,746.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $34,057 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $52.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,923.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net realized gain
Class A	$80,223,535	$79,203,094
Class T	20,669,994	27,289,653
Class B	758,774	1,660,970
Class C	52,885,499	39,451,396
Class I	45,759,042	41,061,480
Total	$200,296,844	$188,666,593

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	6,167,784	16,613,714	$240,057,288	$685,795,856
Reinvestment of distributions	1,936,618	1,907,379	75,411,924	71,987,733
Shares redeemed	(5,139,089)	(4,365,455)	(194,239,025)	(177,799,342)
Net increase (decrease)	2,965,313	14,155,638	$121,230,187	$579,984,247
Class T
Shares sold	893,590	2,292,430	$32,521,292	$89,470,281
Reinvestment of distributions	545,495	737,547	20,019,680	26,321,410
Shares redeemed	(930,246)	(905,351)	(32,765,322)	(35,007,523)
Net increase (decrease)	508,839	2,124,626	$19,775,650	$80,784,168
Class B
Shares sold	13,031	49,985	$424,415	$1,711,713
Reinvestment of distributions	22,031	47,751	711,834	1,514,650
Shares redeemed	(101,669)	(172,141)	(3,212,121)	(5,890,995)
Net increase (decrease)	(66,607)	(74,405)	$(2,075,872)	$(2,664,632)
Class C
Shares sold	4,687,635	12,628,362	$149,930,726	$437,473,337
Reinvestment of distributions	1,474,771	1,088,220	47,059,934	34,383,515
Shares redeemed	(2,875,954)	(1,445,818)	(87,839,368)	(49,753,436)
Net increase (decrease)	3,286,452	12,270,764	$109,151,292	$422,103,416
Class I
Shares sold	5,178,904	13,587,551	$215,580,442	$597,091,181
Reinvestment of distributions	979,448	926,189	41,117,225	37,490,066
Shares redeemed	(7,564,319)	(4,637,021)	(307,930,014)	(204,139,010)
Net increase (decrease)	(1,405,967)	9,876,719	$(51,232,347)	$430,442,237

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Industrials Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	14.9	12.1
Danaher Corp.	7.0	7.7
J.B. Hunt Transport Services, Inc.	5.4	5.4
Honeywell International, Inc.	5.2	4.0
United Technologies Corp.	4.5	5.8
General Dynamics Corp.	4.4	2.7
Southwest Airlines Co.	4.2	0.0
Raytheon Co.	4.1	2.9
AECOM	3.9	2.7
Northrop Grumman Corp.	2.8	0.0
	56.4

Top Industries (% of fund's net assets)

As of January 31, 2016
Aerospace & Defense	30.3%
Industrial Conglomerates	21.9%
Road & Rail	6.4%
Machinery	5.4%
Trading Companies & Distributors	5.1%
All Others*	30.9%

As of July 31, 2015
Aerospace & Defense	26.4%
Industrial Conglomerates	19.8%
Road & Rail	10.3%
Electrical Equipment	7.1%
Machinery	6.7%
All Others*	29.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Industrials Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Aerospace & Defense - 30.3%
Aerospace & Defense - 30.3%
BWX Technologies, Inc.	340,500	$10,194,570
General Dynamics Corp.	187,462	25,076,792
Honeywell International, Inc.	292,933	30,230,686
Northrop Grumman Corp.	86,800	16,063,208
Orbital ATK, Inc.	126,669	11,429,344
Raytheon Co.	183,700	23,557,688
Rockwell Collins, Inc.	103,500	8,371,080
Teledyne Technologies, Inc. (a)	156,965	12,753,406
Textron, Inc.	323,978	11,086,527
United Technologies Corp.	296,151	25,969,481
		174,732,782
Air Freight & Logistics - 4.2%
Air Freight & Logistics - 4.2%
C.H. Robinson Worldwide, Inc.	134,800	8,730,996
FedEx Corp.	115,232	15,312,028
		24,043,024
Airlines - 4.2%
Airlines - 4.2%
Southwest Airlines Co.	642,400	24,167,088
Building Products - 4.2%
Building Products - 4.2%
A.O. Smith Corp.	201,242	14,056,754
Caesarstone Sdot-Yam Ltd. (a)	60,392	2,270,135
Lennox International, Inc.	63,804	7,644,995
		23,971,884
Commercial Services & Supplies - 4.0%
Commercial Printing - 0.7%
Deluxe Corp.	72,000	4,024,800
Environmental & Facility Services - 1.0%
Stericycle, Inc. (a)	49,100	5,909,185
Office Services & Supplies - 2.3%
Regus PLC	1,055,300	4,461,076
West Corp.	490,532	8,883,535
		13,344,611

TOTAL COMMERCIAL SERVICES & SUPPLIES		23,278,596

Construction & Engineering - 3.9%
Construction & Engineering - 3.9%
AECOM (a)	807,721	22,163,864
Diversified Consumer Services - 1.6%
Specialized Consumer Services - 1.6%
ServiceMaster Global Holdings, Inc. (a)	222,000	9,370,620
Electrical Equipment - 4.6%
Electrical Components & Equipment - 4.6%
AMETEK, Inc.	253,800	11,941,290
Eaton Corp. PLC	292,500	14,774,175
		26,715,465
Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	140,385	612,079
Industrial Conglomerates - 21.9%
Industrial Conglomerates - 21.9%
Danaher Corp.	463,232	40,139,053
General Electric Co.	2,946,848	85,753,276
		125,892,329
Machinery - 5.4%
Construction Machinery & Heavy Trucks - 1.3%
Wabtec Corp.	114,600	7,328,670
Industrial Machinery - 4.1%
IDEX Corp.	178,529	12,945,138
Ingersoll-Rand PLC	211,400	10,880,758
		23,825,896

TOTAL MACHINERY		31,154,566

Professional Services - 2.9%
Research & Consulting Services - 2.9%
CEB, Inc.	113,054	6,667,925
Verisk Analytics, Inc. (a)	140,944	10,288,912
		16,956,837
Road & Rail - 6.4%
Trucking - 6.4%
J.B. Hunt Transport Services, Inc.	429,184	31,201,677
Old Dominion Freight Lines, Inc. (a)	100,200	5,493,966
		36,695,643
Trading Companies & Distributors - 5.1%
Trading Companies & Distributors - 5.1%
AerCap Holdings NV (a)	358,800	11,018,748
HD Supply Holdings, Inc. (a)	534,306	14,036,219
Wolseley PLC	86,148	4,273,515
		29,328,482
TOTAL COMMON STOCKS
(Cost $524,440,761)		569,083,259

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.38% (b)
(Cost $10,414,512)	10,414,512	10,414,512
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $534,855,273)		579,497,771
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,698,289)
NET ASSETS - 100%		$575,799,482

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,825
Fidelity Securities Lending Cash Central Fund	2,285
Total	$6,110

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$569,083,259	$560,348,668	$8,734,591	$--
Money Market Funds	10,414,512	10,414,512	--	--
Total Investments in Securities:	$579,497,771	$570,763,180	$8,734,591	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $524,440,761)	$569,083,259
Fidelity Central Funds (cost $10,414,512)	10,414,512
Total Investments (cost $534,855,273)		$579,497,771
Receivable for investments sold		2,642,135
Receivable for fund shares sold		515,617
Dividends receivable		284,663
Distributions receivable from Fidelity Central Funds		1,280
Prepaid expenses		3,197
Other receivables		5,579
Total assets		582,950,242
Liabilities
Payable for investments purchased	$4,724,816
Payable for fund shares redeemed	1,818,662
Accrued management fee	268,942
Distribution and service plan fees payable	180,556
Other affiliated payables	128,521
Other payables and accrued expenses	29,263
Total liabilities		7,150,760
Net Assets		$575,799,482
Net Assets consist of:
Paid in capital		$525,172,017
Distributions in excess of net investment income		(252,463)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,239,022
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,640,906
Net Assets		$575,799,482
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($261,929,038 ÷ 8,515,940 shares)		$30.76
Maximum offering price per share (100/94.25 of $30.76)		$32.64
Class T:
Net Asset Value and redemption price per share ($72,848,359 ÷ 2,416,023 shares)		$30.15
Maximum offering price per share (100/96.50 of $30.15)		$31.24
Class B:
Net Asset Value and offering price per share ($4,053,361 ÷ 146,061 shares)(a)		$27.75
Class C:
Net Asset Value and offering price per share ($107,545,474 ÷ 3,837,703 shares)(a)		$28.02
Class I:
Net Asset Value, offering price and redemption price per share ($129,423,250 ÷ 4,022,052 shares)		$32.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$5,021,437
Income from Fidelity Central Funds		6,110
Total income		5,027,547
Expenses
Management fee	$1,847,226
Transfer agent fees	681,194
Distribution and service plan fees	1,215,474
Accounting and security lending fees	121,397
Custodian fees and expenses	7,533
Independent trustees' compensation	6,473
Registration fees	52,460
Audit	23,031
Legal	3,791
Interest	193
Miscellaneous	3,957
Total expenses before reductions	3,962,729
Expense reductions	(13,498)	3,949,231
Net investment income (loss)		1,078,316
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,625,704
Foreign currency transactions	2,943
Total net realized gain (loss)		12,628,647
Change in net unrealized appreciation (depreciation) on: Investment securities	(79,027,194)
Assets and liabilities in foreign currencies	(1,117)
Total change in net unrealized appreciation (depreciation)		(79,028,311)
Net gain (loss)		(66,399,664)
Net increase (decrease) in net assets resulting from operations		$(65,321,348)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,078,316	$3,071,370
Net realized gain (loss)	12,628,647	72,042,724
Change in net unrealized appreciation (depreciation)	(79,028,311)	(8,021,862)
Net increase (decrease) in net assets resulting from operations	(65,321,348)	67,092,232
Distributions to shareholders from net investment income	(2,537,760)	(2,601,876)
Distributions to shareholders from net realized gain	(58,090,566)	(62,327,818)
Total distributions	(60,628,326)	(64,929,694)
Share transactions - net increase (decrease)	(75,434,336)	(97,329,347)
Redemption fees	8,062	26,890
Total increase (decrease) in net assets	(201,375,948)	(95,139,919)
Net Assets
Beginning of period	777,175,430	872,315,349
End of period (including distributions in excess of net investment income of $252,463 and undistributed net investment income of $1,206,981, respectively)	$575,799,482	$777,175,430

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.06	$36.92	$34.50	$26.18	$25.73	$21.54
Income from Investment Operations
Net investment income (loss)A	.07	.17	.13	.23	.20	.09
Net realized and unrealized gain (loss)	(3.34)	2.76	4.01	8.33	.61	4.13
Total from investment operations	(3.27)	2.93	4.14	8.56	.81	4.22
Distributions from net investment income	(.14)	(.11)	(.15)	(.24)	(.11)	(.03)
Distributions from net realized gain	(2.89)	(2.68)	(1.58)	–	(.25)	–
Total distributions	(3.03)	(2.79)	(1.72)B	(.24)	(.36)	(.03)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$30.76	$37.06	$36.92	$34.50	$26.18	$25.73
Total ReturnD,E,F	(9.04)%	8.17%	12.52%	32.92%	3.42%	19.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.07%I	1.06%	1.09%	1.11%	1.14%	1.13%
Expenses net of fee waivers, if any	1.07%I	1.06%	1.09%	1.11%	1.14%	1.13%
Expenses net of all reductions	1.06%I	1.06%	1.09%	1.11%	1.14%	1.13%
Net investment income (loss)	.43%I	.46%	.37%	.77%	.80%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$261,929	$333,405	$378,826	$271,512	$192,038	$228,106
Portfolio turnover rateJ	53%I	70%	57%	78%	82%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.72 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $1.577 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$36.35	$36.29	$33.93	$25.75	$25.33	$21.24
Income from Investment Operations
Net investment income (loss)A	.03	.07	.04	.15	.13	.03
Net realized and unrealized gain (loss)	(3.28)	2.71	3.95	8.20	.61	4.07
Total from investment operations	(3.25)	2.78	3.99	8.35	.74	4.10
Distributions from net investment income	(.06)	(.05)	(.06)	(.17)	(.07)	(.01)
Distributions from net realized gain	(2.89)	(2.67)	(1.58)	–	(.25)	–
Total distributions	(2.95)	(2.72)	(1.63)B	(.17)	(.32)	(.01)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$30.15	$36.35	$36.29	$33.93	$25.75	$25.33
Total ReturnD,E,F	(9.18)%	7.88%	12.27%	32.60%	3.15%	19.28%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.33%I	1.33%	1.33%	1.37%	1.40%	1.39%
Expenses net of fee waivers, if any	1.33%I	1.32%	1.33%	1.37%	1.40%	1.39%
Expenses net of all reductions	1.33%I	1.32%	1.33%	1.36%	1.39%	1.38%
Net investment income (loss)	.16%I	.20%	.12%	.52%	.54%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$72,848	$88,116	$90,509	$79,172	$63,954	$71,542
Portfolio turnover rateJ	53%I	70%	57%	78%	82%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.63 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $1.577 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$33.72	$34.02	$31.97	$24.29	$23.99	$20.22
Income from Investment Operations
Net investment income (loss)A	(.05)	(.11)	(.14)	(.01)	–B	(.11)
Net realized and unrealized gain (loss)	(3.03)	2.52	3.71	7.74	.57	3.88
Total from investment operations	(3.08)	2.41	3.57	7.73	.57	3.77
Distributions from net investment income	–	(.03)	–	(.05)	(.02)	–
Distributions from net realized gain	(2.89)	(2.68)	(1.52)	–	(.25)	–
Total distributions	(2.89)	(2.71)	(1.52)	(.05)	(.27)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$27.75	$33.72	$34.02	$31.97	$24.29	$23.99
Total ReturnC,D,E	(9.39)%	7.29%	11.64%	31.87%	2.59%	18.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.86%H	1.86%	1.88%	1.92%	1.94%	1.93%
Expenses net of fee waivers, if any	1.85%H	1.85%	1.88%	1.92%	1.94%	1.93%
Expenses net of all reductions	1.85%H	1.85%	1.87%	1.91%	1.94%	1.93%
Net investment income (loss)	(.36)%H	(.33)%	(.42)%	(.04)%	- %I	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,053	$6,698	$12,459	$17,502	$20,058	$28,600
Portfolio turnover rateJ	53%H	70%	57%	78%	82%	75%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.02	$34.13	$32.08	$24.38	$24.07	$20.28
Income from Investment Operations
Net investment income (loss)A	(.05)	(.10)	(.13)	.01	.01	(.09)
Net realized and unrealized gain (loss)	(3.06)	2.54	3.73	7.75	.58	3.88
Total from investment operations	(3.11)	2.44	3.60	7.76	.59	3.79
Distributions from net investment income	–	–	–	(.06)	(.03)	–
Distributions from net realized gain	(2.89)	(2.55)	(1.55)	–	(.25)	–
Total distributions	(2.89)	(2.55)	(1.55)	(.06)	(.28)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$28.02	$34.02	$34.13	$32.08	$24.38	$24.07
Total ReturnC,D,E	(9.40)%	7.36%	11.71%	31.90%	2.67%	18.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.82%H	1.82%	1.83%	1.87%	1.89%	1.89%
Expenses net of fee waivers, if any	1.82%H	1.82%	1.83%	1.87%	1.89%	1.89%
Expenses net of all reductions	1.81%H	1.81%	1.83%	1.86%	1.88%	1.88%
Net investment income (loss)	(.32)%H	(.30)%	(.38)%	.02%	.05%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$107,545	$141,494	$147,749	$89,893	$66,289	$72,673
Portfolio turnover rateI	53%H	70%	57%	78%	82%	75%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$38.67	$38.42	$35.83	$27.18	$26.69	$22.30
Income from Investment Operations
Net investment income (loss)A	.12	.28	.25	.33	.28	.17
Net realized and unrealized gain (loss)	(3.48)	2.87	4.16	8.64	.63	4.28
Total from investment operations	(3.36)	3.15	4.41	8.97	.91	4.45
Distributions from net investment income	(.24)	(.22)	(.24)	(.32)	(.17)	(.06)
Distributions from net realized gain	(2.89)	(2.68)	(1.58)	–	(.25)	–
Total distributions	(3.13)	(2.90)	(1.82)	(.32)	(.42)	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$32.18	$38.67	$38.42	$35.83	$27.18	$26.69
Total ReturnC,D	(8.91)%	8.45%	12.82%	33.28%	3.72%	19.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.80%	.81%	.84%	.85%	.85%
Expenses net of fee waivers, if any	.80%G	.80%	.81%	.84%	.85%	.85%
Expenses net of all reductions	.79%G	.79%	.81%	.83%	.85%	.84%
Net investment income (loss)	.70%G	.72%	.64%	1.04%	1.08%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$129,423	$207,462	$242,772	$84,780	$42,850	$68,323
Portfolio turnover rateH	53%G	70%	57%	78%	82%	75%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$82,135,573
Gross unrealized depreciation	(39,309,187)
Net unrealized appreciation (depreciation) on securities	$42,826,386
Tax cost	$536,671,385

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $178,419,237 and $315,785,937, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$368,024	$–
Class T	.25%	.25%	201,984	–
Class B	.75%	.25%	26,075	19,556
Class C	.75%	.25%	619,391	50,884
			$1,215,474	$70,440

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22,165
Class T	3,081
Class B(a)	845
Class C(a)	9,689
$35,780

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$299,904.20
Class T	88,766.22
Class B	6,425.25
Class C	128,774.21
Class I	157,325.19
	$681,194

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,884 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$1,810,333.36%		$164

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $471 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,285.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $802,500. The weighted average interest rate was .64%. The interest expense amounted to $29 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,126 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,372.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$1,251,437	$1,073,088
Class T	142,172	117,188
Class B	–	10,986
Class I	1,144,151	1,400,614
Total	$2,537,760	$2,601,876
From net realized gain
Class A	$24,885,132	$26,712,147
Class T	6,913,270	6,664,310
Class B	520,980	905,701
Class C	11,465,082	11,132,591
Class I	14,306,102	16,913,069
Total	$58,090,566	$62,327,818

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	530,811	1,896,772	$17,590,338	$70,041,684
Reinvestment of distributions	771,777	707,344	24,606,761	25,707,295
Shares redeemed	(1,783,280)	(3,868,022)	(59,142,240)	(142,586,857)
Net increase (decrease)	(480,692)	(1,263,906)	$(16,945,141)	$(46,837,878)
Class T
Shares sold	64,553	223,605	$2,106,828	$8,111,419
Reinvestment of distributions	219,403	183,489	6,858,376	6,551,657
Shares redeemed	(292,248)	(477,116)	(9,493,422)	(17,277,571)
Net increase (decrease)	(8,292)	(70,022)	$(528,218)	$(2,614,495)
Class B
Shares sold	4,919	7,145	$141,277	$236,954
Reinvestment of distributions	16,748	23,129	482,266	769,253
Shares redeemed	(74,228)	(197,915)	(2,238,291)	(6,710,202)
Net increase (decrease)	(52,561)	(167,641)	$(1,614,748)	$(5,703,995)
Class C
Shares sold	241,596	897,971	$7,287,189	$30,459,518
Reinvestment of distributions	324,873	266,310	9,447,456	8,933,204
Shares redeemed	(888,021)	(1,333,978)	(26,693,312)	(45,225,201)
Net increase (decrease)	(321,552)	(169,697)	$(9,958,667)	$(5,832,479)
Class I
Shares sold	480,498	2,703,369	$16,625,183	$103,567,578
Reinvestment of distributions	386,271	388,187	12,880,051	14,699,436
Shares redeemed	(2,209,090)	(4,045,495)	(75,892,796)	(154,607,514)
Net increase (decrease)	(1,342,321)	(953,939)	$(46,387,562)	$(36,340,500)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Technology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.8	12.9
Alphabet, Inc. Class C	6.9	5.2
Facebook, Inc. Class A	6.5	7.0
Alphabet, Inc. Class A	6.4	5.0
Yahoo!, Inc.	3.0	2.1
Visa, Inc. Class A	2.7	1.6
Marvell Technology Group Ltd.	2.6	1.6
58.com, Inc. ADR	2.1	0.6
Micron Technology, Inc.	2.1	0.7
Alibaba Group Holding Ltd. sponsored ADR	2.1	1.0
	44.2

Top Industries (% of fund's net assets)

As of January 31, 2016
Internet Software & Services	32.7%
Semiconductors & Semiconductor Equipment	17.4%
Software	12.4%
Technology Hardware, Storage & Peripherals	12.4%
IT Services	6.9%
All Others*	18.2%

As of July 31, 2015
Internet Software & Services	29.2%
Technology Hardware, Storage & Peripherals	16.4%
Software	14.9%
Semiconductors & Semiconductor Equipment	10.3%
IT Services	6.1%
All Others*	23.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Technology Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Automobiles - 1.7%
Automobile Manufacturers - 1.7%
Tesla Motors, Inc. (a)(b)	126,309	$24,150,281
Banks - 0.1%
Diversified Banks - 0.1%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	417,300	1,703,331
Biotechnology - 0.2%
Biotechnology - 0.2%
Genscript Biotech Corp.	15,144,000	2,702,033
Chemicals - 0.2%
Specialty Chemicals - 0.2%
Duk San Neolux Co. Ltd. (a)	105,097	2,436,189
Communications Equipment - 4.1%
Communications Equipment - 4.1%
Ciena Corp. (a)	77,800	1,382,506
Cisco Systems, Inc.	908,300	21,608,457
CommScope Holding Co., Inc. (a)	439,800	9,860,316
F5 Networks, Inc. (a)	51,500	4,829,670
Juniper Networks, Inc.	78,400	1,850,240
Qualcomm, Inc.	422,200	19,142,548
Radware Ltd. (a)	610	8,150
		58,681,887
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (a)	700	5,166
Diversified Consumer Services - 0.1%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	26,600	835,506
TAL Education Group ADR (a)	15,400	738,738
		1,574,244
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	867	10,387

TOTAL DIVERSIFIED CONSUMER SERVICES		1,584,631

Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
8x8, Inc. (a)	72,200	906,832
Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Lumenpulse, Inc. (a)	21,700	263,331
Nidec Corp.	21,500	1,466,920
Sensata Technologies Holding BV (a)	165,500	6,073,850
		7,804,101
Electronic Equipment & Components - 2.9%
Electronic Components - 1.2%
Alps Electric Co. Ltd.	57,900	1,147,955
Largan Precision Co. Ltd.	35,000	2,500,403
Ledlink Optics, Inc.	791,075	1,040,199
Murata Manufacturing Co. Ltd.	5,900	682,441
Samsung SDI Co. Ltd.	59,376	4,661,787
Sunny Optical Technology Group Co. Ltd.	694,100	1,489,689
Universal Display Corp. (a)	21,800	1,070,380
Yageo Corp.	2,450,660	3,850,412
Yaskawa Electric Corp.	1,100	12,207
		16,455,473
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	1,700,683	3,361,002
Cognex Corp.	34,600	1,115,850
FEI Co.	200	14,490
		4,491,342
Electronic Manufacturing Services - 1.4%
Trimble Navigation Ltd. (a)	1,053,796	20,327,725
Technology Distributors - 0.0%
Digital China Holdings Ltd. (H Shares)	23,000	23,844

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		41,298,384

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Intai Technology Corp.	517,000	1,893,651
Olympus Corp.	4,500	175,472
		2,069,123
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	11,300	243,515
Health Care Technology - 1.6%
Health Care Technology - 1.6%
athenahealth, Inc. (a)	66,994	9,499,749
Inovalon Holdings, Inc. Class A (b)	71,200	1,201,856
M3, Inc.	31,000	711,001
Medidata Solutions, Inc. (a)	213,300	9,114,309
Veeva Systems, Inc. Class A (a)	96,600	2,328,060
		22,854,975
Hotels, Restaurants & Leisure - 0.5%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(b)	232,100	4,168,516
Hotels, Resorts & Cruise Lines - 0.2%
Tuniu Corp. Class A sponsored ADR (a)(b)	217,908	2,782,685

TOTAL HOTELS, RESTAURANTS & LEISURE		6,951,201

Household Durables - 0.9%
Consumer Electronics - 0.9%
Sony Corp.	216,300	5,020,174
Sony Corp. sponsored ADR	333,500	7,963,980
		12,984,154
Internet & Catalog Retail - 3.0%
Internet Retail - 3.0%
Amazon.com, Inc. (a)	11,000	6,457,000
Groupon, Inc. Class A (a)(b)	1,910,600	5,196,832
JD.com, Inc. sponsored ADR (a)	164,800	4,289,744
Jumei International Holding Ltd. sponsored ADR (a)(b)	1,290,810	8,312,816
Liberty Interactive Corp. QVC Group Series A (a)	309	8,053
MySale Group PLC (a)	19,300	13,201
Qunar Cayman Islands Ltd. sponsored ADR (a)	295,894	13,043,008
Vipshop Holdings Ltd. ADR (a)	455,600	5,849,904
		43,170,558
Internet Software & Services - 31.9%
Internet Software & Services - 31.9%
58.com, Inc. ADR (a)(b)	545,000	30,574,500
Alibaba Group Holding Ltd. sponsored ADR (a)	447,800	30,016,034
Alphabet, Inc.:
Class A	120,887	92,037,317
Class C	133,455	99,150,392
Baidu.com, Inc. sponsored ADR (a)	100	16,327
Benefitfocus, Inc. (a)(b)	10,800	314,928
Box, Inc. Class A	58,500	629,460
ChannelAdvisor Corp. (a)	108,417	1,325,940
Constant Contact, Inc. (a)	400	12,644
Cornerstone OnDemand, Inc. (a)	91,432	2,806,048
Cvent, Inc. (a)	50,808	1,341,839
Demandware, Inc. (a)(b)	110,606	4,693,013
DeNA Co. Ltd.	262,400	3,797,749
eBay, Inc. (a)	28,700	673,302
eGain Communications Corp. (a)(b)	64,050	239,547
Endurance International Group Holdings, Inc. (a)(b)	655,200	6,014,736
Envestnet, Inc. (a)	245	5,745
Facebook, Inc. Class A (a)	836,411	93,853,678
Hortonworks, Inc. (a)(b)	1,500	14,550
Instructure, Inc. (a)	103,570	1,794,868
LinkedIn Corp. Class A (a)	51,800	10,251,738
Marketo, Inc. (a)	178,513	3,393,532
NAVER Corp.	3,405	1,781,666
New Relic, Inc. (a)	89,100	2,514,402
Q2 Holdings, Inc. (a)	700	15,162
Rackspace Hosting, Inc. (a)	29,439	594,962
Renren, Inc. ADR (a)(b)	272,700	872,640
SciQuest, Inc. (a)	210,654	2,681,625
SINA Corp. (a)	143,198	6,579,948
SouFun Holdings Ltd. ADR	839,600	5,004,016
Textura Corp. (a)(b)	280,915	4,435,648
Twitter, Inc. (a)	27,800	467,040
Web.com Group, Inc. (a)	203,586	3,833,524
Weibo Corp. sponsored ADR (a)	800	12,176
Xunlei Ltd. sponsored ADR (a)	599,944	3,695,655
Yahoo!, Inc. (a)	1,448,200	42,736,382
Yirendai Ltd. ADR	70,400	480,128
Zillow Group, Inc.:
Class A (a)(b)	710	15,386
Class C (a)(b)	720	14,760
		458,693,007
IT Services - 6.9%
Data Processing & Outsourced Services - 6.2%
Amadeus IT Holding SA Class A	180,500	7,371,392
Euronet Worldwide, Inc. (a)	25,835	2,060,858
Fidelity National Information Services, Inc.	36,195	2,161,927
Fiserv, Inc. (a)	43,600	4,122,816
FleetCor Technologies, Inc. (a)	56,800	6,977,312
Global Payments, Inc.	126,500	7,457,175
MasterCard, Inc. Class A	25,100	2,234,653
Optimal Payments PLC (a)	1,400,300	8,067,848
Sabre Corp.	82,400	2,110,264
Total System Services, Inc.	31,553	1,267,168
Travelport Worldwide Ltd.	345,223	3,759,478
Vantiv, Inc. (a)	32,100	1,510,305
Visa, Inc. Class A	528,900	39,397,761
		88,498,957
IT Consulting & Other Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	142,494	9,021,295
EPAM Systems, Inc. (a)	20,761	1,554,999
Virtusa Corp. (a)	400	17,888
		10,594,182

TOTAL IT SERVICES		99,093,139

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc.	555,476	1,888,781
Machinery - 0.1%
Industrial Machinery - 0.1%
Harmonic Drive Systems, Inc. (b)	38,600	782,885
King Slide Works Co. Ltd.	29,000	375,108
		1,157,993
Media - 0.5%
Advertising - 0.0%
iCar Asia Ltd. (a)(b)	1,257,513	840,771
Cable & Satellite - 0.3%
Naspers Ltd. Class N	36,545	4,618,306
Publishing - 0.2%
NEXT Co. Ltd.	21,800	228,043
Schibsted ASA:
(A Shares)	22,300	654,531
(B Shares) (a)	51,941	1,460,705
		2,343,279

TOTAL MEDIA		7,802,356

Professional Services - 0.5%
Human Resource & Employment Services - 0.4%
51job, Inc. sponsored ADR (a)	400	11,132
WageWorks, Inc. (a)	149,044	6,668,229
		6,679,361
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	33,600	1,149,456
Verisk Analytics, Inc. (a)	168	12,264
		1,161,720

TOTAL PROFESSIONAL SERVICES		7,841,081

Semiconductors & Semiconductor Equipment - 17.4%
Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	986,646	6,058,006
Applied Materials, Inc.	900	15,885
ASM Pacific Technology Ltd.	35,500	258,253
EO Technics Co. Ltd.	54,339	5,675,154
Hermes Microvision, Inc.	48,000	1,183,333
Nanometrics, Inc. (a)	9,409	132,949
Rubicon Technology, Inc. (a)(b)	451,167	469,214
SunEdison, Inc. (a)(b)	700	2,191
		13,794,985
Semiconductors - 16.5%
Advanced Micro Devices, Inc. (a)(b)	361,400	795,080
Advanced Semiconductor Engineering, Inc.	8,330,000	8,906,298
Advanced Semiconductor Engineering, Inc. sponsored ADR	1,207,762	6,461,527
Ambarella, Inc. (a)	51,300	2,035,584
Analog Devices, Inc.	80,800	4,351,888
Avago Technologies Ltd.	5,800	775,518
Cavium, Inc. (a)	68,200	3,939,914
Chipbond Technology Corp.	2,376,000	3,353,706
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	243,127	4,376,286
Cirrus Logic, Inc. (a)	22,714	788,630
Cypress Semiconductor Corp. (b)	173,983	1,367,506
Everlight Electronics Co. Ltd.	2,135,000	3,555,831
Genesis Photonics, Inc. (a)	2,474,066	597,986
Himax Technologies, Inc. sponsored ADR (b)	393,304	3,052,039
Hua Hong Semiconductor Ltd. (a)	2,480,000	1,913,128
Inotera Memories, Inc. (a)	6,239,000	5,352,499
Integrated Device Technology, Inc. (a)	72,300	1,842,204
Intersil Corp. Class A	351,594	4,570,722
King Yuan Electronics Co. Ltd.	1,388,000	920,775
Lextar Electronics Corp.	437,000	207,946
MagnaChip Semiconductor Corp. (a)(b)	114,554	524,657
Marvell Technology Group Ltd.	4,183,982	37,028,241
Maxim Integrated Products, Inc.	415,100	13,864,340
Melexis NV	293	14,725
Micron Technology, Inc. (a)	2,757,500	30,415,225
Microsemi Corp. (a)	150,700	4,777,190
Monolithic Power Systems, Inc.	71,201	4,455,047
NXP Semiconductors NV (a)	267,780	20,024,588
ON Semiconductor Corp. (a)	344,400	2,948,064
Power Integrations, Inc.	41,500	1,955,895
Qorvo, Inc. (a)	298,158	11,807,057
Sanken Electric Co. Ltd.	386,000	1,221,815
Semtech Corp. (a)	296,398	5,957,600
Silicon Laboratories, Inc. (a)	30,500	1,390,800
Silicon Motion Technology Corp. sponsored ADR	108,288	3,366,674
Siliconware Precision Industries Co. Ltd.	7,587,341	11,695,230
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	1,359,064	10,424,021
Sitronix Technology Corp.	235,000	694,481
SK Hynix, Inc.	61,383	1,405,982
Skyworks Solutions, Inc.	107,600	7,415,792
STMicroelectronics NV	1,630	10,649
Vanguard International Semiconductor Corp.	4,388,000	6,270,147
Xilinx, Inc.	300	15,081
		236,848,368

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		250,643,353

Software - 12.4%
Application Software - 6.3%
Adobe Systems, Inc. (a)	159,716	14,235,487
ANSYS, Inc. (a)	175	15,433
Autodesk, Inc. (a)	117,200	5,487,304
Blackbaud, Inc.	17,200	1,057,456
Citrix Systems, Inc. (a)	65,815	4,637,325
Guidewire Software, Inc. (a)	190	10,458
Interactive Intelligence Group, Inc. (a)	43,960	1,049,765
Intuit, Inc.	137,300	13,113,523
Kingdee International Software Group Co. Ltd.	365,800	127,994
Linx SA	700	8,773
Mobileye NV (a)(b)	277,100	7,517,723
Parametric Technology Corp. (a)	500	14,805
Paycom Software, Inc. (a)	900	27,135
Paylocity Holding Corp. (a)(b)	100,400	3,124,448
Qlik Technologies, Inc. (a)	400	10,016
RealPage, Inc. (a)	181,783	3,506,594
RingCentral, Inc. (a)	68,300	1,490,306
Salesforce.com, Inc. (a)	339,219	23,087,245
SolarWinds, Inc. (a)	333	19,963
SS&C Technologies Holdings, Inc.	52,200	3,355,938
Ultimate Software Group, Inc. (a)	76	13,348
Workday, Inc. Class A (a)	25,600	1,613,056
Workiva, Inc. (a)(b)	51,400	767,402
Zendesk, Inc. (a)	288,700	6,354,287
		90,645,784
Home Entertainment Software - 1.9%
Activision Blizzard, Inc.	233,170	8,118,979
Electronic Arts, Inc. (a)	49,900	3,220,796
NCSOFT Corp.	45,458	8,880,865
NHN Entertainment Corp. (a)	88,294	3,533,704
Nintendo Co. Ltd.	26,200	3,673,600
		27,427,944
Systems Software - 4.2%
Allot Communications Ltd. (a)	288,719	1,440,708
CommVault Systems, Inc. (a)	300	11,256
Fleetmatics Group PLC (a)	341,030	14,804,112
Imperva, Inc. (a)	300	15,468
Infoblox, Inc. (a)	900	14,526
Microsoft Corp.	206,900	11,398,121
NetSuite, Inc. (a)(b)	97,577	6,768,916
Oracle Corp.	394,500	14,324,295
Progress Software Corp. (a)	52,200	1,351,458
Rapid7, Inc. (a)(b)	2,500	32,750
ServiceNow, Inc. (a)	46,895	2,917,338
Tableau Software, Inc. (a)	3,300	264,792
Varonis Systems, Inc. (a)	900	16,938
VMware, Inc. Class A (a)(b)	143,900	6,583,425
		59,944,103

TOTAL SOFTWARE		178,017,831

Technology Hardware, Storage & Peripherals - 12.4%
Technology Hardware, Storage & Peripherals - 12.4%
Apple, Inc.	1,446,329	140,785,661
BlackBerry Ltd. (a)	1,486	10,597
Electronics for Imaging, Inc. (a)	67,200	2,780,736
EMC Corp.	610,800	15,129,516
HP, Inc.	1,411,300	13,703,723
Nimble Storage, Inc. (a)(b)	162,600	1,068,282
Quanta Computer, Inc.	475,000	753,608
SanDisk Corp.	28,000	1,979,600
Silicon Graphics International Corp. (a)	166,658	979,116
Stratasys Ltd. (a)	100	1,630
Western Digital Corp.	15,700	753,286
		177,945,755
TOTAL COMMON STOCKS
(Cost $1,355,264,928)		1,412,629,657

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.4%
Internet & Catalog Retail - 0.6%
Internet Retail - 0.6%
China Internet Plus Holdings Ltd. Series B (d)	2,042,487	7,885,430
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	232,064	11,318,278
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (a)(d)	39,963	495,541

TOTAL CONVERTIBLE PREFERRED STOCKS		19,699,249

Nonconvertible Preferred Stocks - 0.4%
Internet & Catalog Retail - 0.4%
Internet Retail - 0.4%
China Internet Plus Holdings Ltd. (d)	1,516,912	5,856,342
TOTAL PREFERRED STOCKS
(Cost $16,815,545)		25,555,591

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (e)	4,188,303	4,188,303
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	75,135,694	75,135,694
TOTAL MONEY MARKET FUNDS
(Cost $79,323,997)		79,323,997
TOTAL INVESTMENT PORTFOLIO - 105.5%
(Cost $1,451,404,470)		1,517,509,245
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(78,771,517)
NET ASSETS - 100%		$1,438,737,728

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,703,331 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,555,591 or 1.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	1/26/15	$4,794,731
China Internet Plus Holdings Ltd. Series B	12/11/15	$7,885,430
Nutanix, Inc. Series E	8/26/14	$535,364
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,192
Fidelity Securities Lending Cash Central Fund	459,108
Total	$478,300

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,412,629,657	$1,275,662,252	$136,967,405	$--
Preferred Stocks	25,555,591	--	--	25,555,591
Money Market Funds	79,323,997	79,323,997	--	--
Total Investments in Securities:	$1,517,509,245	$1,354,986,249	$136,967,405	$25,555,591

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$93,113,352
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$12,656,409
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	--
Cost of Purchases	--
Proceeds of Sales	(1,038,740)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(11,617,669)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$--
Preferred Stocks
Beginning Balance	$15,728,431
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,941,730
Cost of Purchases	12,680,161
Proceeds of Sales	(4,794,731)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$25,555,591
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$1,941,731

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.2%
Cayman Islands	10.1%
Taiwan	5.4%
Bermuda	3.2%
Netherlands	2.4%
Korea (South)	1.9%
Japan	1.9%
Ireland	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,958,638) — See accompanying schedule: Unaffiliated issuers (cost $1,372,080,473)	$1,438,185,248
Fidelity Central Funds (cost $79,323,997)	79,323,997
Total Investments (cost $1,451,404,470)		$1,517,509,245
Cash		640,052
Receivable for investments sold		25,773,136
Receivable for fund shares sold		3,496,618
Dividends receivable		142,142
Distributions receivable from Fidelity Central Funds		105,604
Prepaid expenses		6,504
Other receivables		69,241
Total assets		1,547,742,542
Liabilities
Payable for investments purchased	$28,200,774
Payable for fund shares redeemed	4,332,597
Accrued management fee	663,421
Distribution and service plan fees payable	287,468
Other affiliated payables	297,644
Other payables and accrued expenses	87,216
Collateral on securities loaned, at value	75,135,694
Total liabilities		109,004,814
Net Assets		$1,438,737,728
Net Assets consist of:
Paid in capital		$1,401,561,028
Accumulated net investment loss		(1,917,495)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,007,535)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,101,730
Net Assets		$1,438,737,728
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($438,155,491 ÷ 13,548,071 shares)		$32.34
Maximum offering price per share (100/94.25 of $32.34)		$34.31
Class T:
Net Asset Value and redemption price per share ($187,692,764 ÷ 6,071,684 shares)		$30.91
Maximum offering price per share (100/96.50 of $30.91)		$32.03
Class B:
Net Asset Value and offering price per share ($6,273,029 ÷ 223,232 shares)(a)		$28.10
Class C:
Net Asset Value and offering price per share ($135,079,596 ÷ 4,798,880 shares)(a)		$28.15
Class I:
Net Asset Value, offering price and redemption price per share ($671,536,848 ÷ 19,540,391 shares)		$34.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$5,575,687
Income from Fidelity Central Funds (including $459,108 from security lending)		478,300
Total income		6,053,987
Expenses
Management fee	$4,250,574
Transfer agent fees	1,528,212
Distribution and service plan fees	1,794,751
Accounting and security lending fees	254,849
Custodian fees and expenses	57,364
Independent trustees' compensation	14,526
Registration fees	68,271
Audit	39,762
Legal	14,112
Interest	712
Miscellaneous	7,988
Total expenses before reductions	8,031,121
Expense reductions	(83,809)	7,947,312
Net investment income (loss)		(1,893,325)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $41,234)	(13,591,342)
Foreign currency transactions	(206,874)
Total net realized gain (loss)		(13,798,216)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $107,750)	(109,883,399)
Assets and liabilities in foreign currencies	8,905
Total change in net unrealized appreciation (depreciation)		(109,874,494)
Net gain (loss)		(123,672,710)
Net increase (decrease) in net assets resulting from operations		$(125,566,035)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,893,325)	$257,390
Net realized gain (loss)	(13,798,216)	123,100,237
Change in net unrealized appreciation (depreciation)	(109,874,494)	30,802,154
Net increase (decrease) in net assets resulting from operations	(125,566,035)	154,159,781
Distributions to shareholders from net investment income	–	(1,694,661)
Distributions to shareholders from net realized gain	(70,068,833)	(115,642,281)
Total distributions	(70,068,833)	(117,336,942)
Share transactions - net increase (decrease)	26,303,162	393,289,614
Redemption fees	23,770	24,197
Total increase (decrease) in net assets	(169,307,936)	430,136,650
Net Assets
Beginning of period	1,608,045,664	1,177,909,014
End of period (including accumulated net investment loss of $1,917,495 and accumulated net investment loss of $24,170, respectively)	$1,438,737,728	$1,608,045,664

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$36.83	$36.06	$29.90	$25.25	$25.14	$19.83
Income from Investment Operations
Net investment income (loss)A	(.05)	(.02)B	(.12)	(.07)	(.13)	(.18)
Net realized and unrealized gain (loss)	(2.83)	3.75	6.70	4.72	.24	5.49
Total from investment operations	(2.88)	3.73	6.58	4.65	.11	5.31
Distributions from net investment income	–	(.02)	–	–	–	–
Distributions from net realized gain	(1.61)	(2.94)	(.42)	–	–	–
Total distributions	(1.61)	(2.96)	(.42)	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$32.34	$36.83	$36.06	$29.90	$25.25	$25.14
Total ReturnD,E,F	(7.86)%	10.94%	22.15%	18.42%	.44%	26.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.09%	1.14%	1.18%	1.18%	1.18%
Expenses net of fee waivers, if any	1.09%I	1.09%	1.14%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.08%I	1.08%	1.12%	1.14%	1.17%	1.16%
Net investment income (loss)	(.30)%I	(.05)%B	(.35)%	(.25)%	(.55)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$438,155	$468,819	$408,687	$355,306	$336,693	$375,609
Portfolio turnover rateJ	123%I	142%K	186%	142%	201%	167%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$35.26	$34.66	$28.79	$24.38	$24.33	$19.24
Income from Investment Operations
Net investment income (loss)A	(.09)	(.11)B	(.19)	(.13)	(.19)	(.23)
Net realized and unrealized gain (loss)	(2.71)	3.60	6.45	4.54	.24	5.32
Total from investment operations	(2.80)	3.49	6.26	4.41	.05	5.09
Distributions from net realized gain	(1.55)	(2.89)	(.39)	–	–	–
Total distributions	(1.55)	(2.89)	(.39)	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$30.91	$35.26	$34.66	$28.79	$24.38	$24.33
Total ReturnD,E,F	(7.97)%	10.63%	21.89%	18.09%	.21%	26.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.36%I	1.35%	1.38%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.35%I	1.35%	1.38%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.34%I	1.34%	1.37%	1.39%	1.42%	1.40%
Net investment income (loss)	(.56)%I	(.31)%B	(.60)%	(.50)%	(.80)%	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$187,693	$208,192	$196,067	$173,692	$172,709	$196,913
Portfolio turnover rateJ	123%I	142%K	186%	142%	201%	167%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.15	$31.83	$26.56	$22.60	$22.67	$18.01
Income from Investment Operations
Net investment income (loss)A	(.17)	(.27)B	(.34)	(.24)	(.28)	(.33)
Net realized and unrealized gain (loss)	(2.46)	3.29	5.94	4.20	.21	4.99
Total from investment operations	(2.63)	3.02	5.60	3.96	(.07)	4.66
Distributions from net realized gain	(1.42)	(2.70)	(.33)	–	–	–
Total distributions	(1.42)	(2.70)	(.33)	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$28.10	$32.15	$31.83	$26.56	$22.60	$22.67
Total ReturnD,E,F	(8.24)%	10.04%	21.21%	17.52%	(.31)%	25.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.91%I	1.91%	1.92%	1.93%	1.93%	1.93%
Expenses net of fee waivers, if any	1.91%I	1.91%	1.92%	1.93%	1.93%	1.93%
Expenses net of all reductions	1.90%I	1.90%	1.91%	1.89%	1.92%	1.91%
Net investment income (loss)	(1.12)%I	(.86)%B	(1.14)%	(1.01)%	(1.30)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,273	$8,885	$12,043	$13,745	$17,476	$25,508
Portfolio turnover rateJ	123%I	142%K	186%	142%	201%	167%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.27	$31.99	$26.68	$22.70	$22.77	$18.09
Income from Investment Operations
Net investment income (loss)A	(.16)	(.25)B	(.33)	(.24)	(.29)	(.33)
Net realized and unrealized gain (loss)	(2.46)	3.29	5.98	4.22	.22	5.01
Total from investment operations	(2.62)	3.04	5.65	3.98	(.07)	4.68
Distributions from net realized gain	(1.50)	(2.76)	(.34)	–	–	–
Total distributions	(1.50)	(2.76)	(.34)	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$28.15	$32.27	$31.99	$26.68	$22.70	$22.77
Total ReturnD,E,F	(8.18)%	10.07%	21.31%	17.53%	(.31)%	25.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.85%I	1.84%	1.87%	1.91%	1.93%	1.92%
Expenses net of fee waivers, if any	1.85%I	1.84%	1.87%	1.91%	1.93%	1.92%
Expenses net of all reductions	1.84%I	1.83%	1.86%	1.88%	1.91%	1.90%
Net investment income (loss)	(1.06)%I	(.80)%B	(1.09)%	(.99)%	(1.29)%	(1.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$135,080	$138,205	$105,499	$84,858	$88,074	$89,819
Portfolio turnover rateJ	123%I	142%K	186%	142%	201%	167%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.00) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.03	$38.06	$31.47	$26.50	$26.30	$20.68
Income from Investment Operations
Net investment income (loss)A	.01	.11B	(.02)	.02	(.06)	(.11)
Net realized and unrealized gain (loss)	(3.00)	3.96	7.06	4.95	.26	5.73
Total from investment operations	(2.99)	4.07	7.04	4.97	.20	5.62
Distributions from net investment income	–	(.07)	–	–	–	–
Distributions from net realized gain	(1.67)	(3.03)	(.45)	–	–	–
Total distributionsC	(1.67)	(3.10)	(.45)	–	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–
Net asset value, end of period	$34.37	$39.03	$38.06	$31.47	$26.50	$26.30
Total ReturnD,E	(7.68)%	11.30%	22.55%	18.75%	.76%	27.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%	.83%	.86%	.86%	.87%
Expenses net of fee waivers, if any	.76%H	.75%	.83%	.86%	.86%	.87%
Expenses net of all reductions	.75%H	.74%	.82%	.83%	.85%	.85%
Net investment income (loss)	.03%H	.29%B	(.05)%	.06%	(.23)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$671,537	$783,945	$455,612	$218,944	$95,310	$81,350
Portfolio turnover rateI	123%H	142%J	186%	142%	201%	167%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 25,555,591	Last transaction price	Transaction price	$3.86 - $48.77 / $24.14	Increase
		Market comparable	EV/Sales multiple	3.6	Increase
			Discount rate	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$231,659,674
Gross unrealized depreciation	(179,284,463)
Net unrealized appreciation (depreciation) on securities	$52,375,211
Tax cost	$1,465,134,034

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $937,907,376 and $961,876,227, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$570,271	$–
Class T	.25%	.25%	496,638	–
Class B	.75%	.25%	37,979	28,484
Class C	.75%	.25%	689,863	145,428
			$1,794,751	$173,912

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$79,247
Class T	15,051
Class B(a)	652
Class C(a)	11,624
$106,574

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$539,687.24
Class T	247,069.25
Class B	11,563.30
Class C	168,158.24
Class I	561,735.15
	$1,528,212

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,183 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,119,143.51%		$712

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,050 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $77,970 for the period.

In addition, during the period the investment advisor reimbursed/waived a portion of fund-level operating expenses in the amount of $5,839.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$–	$285,364
Class I	–	1,409,297
Total	$–	$1,694,661
From net realized gain
Class A	$20,472,714	$33,752,271
Class T	9,063,088	16,437,395
Class B	374,802	983,656
Class C	6,550,928	9,419,892
Class I	33,607,301	55,049,067
Total	$70,068,833	$115,642,281

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	1,773,219	2,913,106	$61,129,456	$105,555,201
Reinvestment of distributions	590,741	901,782	19,252,252	31,562,947
Shares redeemed	(1,546,674)	(2,417,005)	(52,559,612)	(86,800,900)
Net increase (decrease)	817,286	1,397,883	$27,822,096	$50,317,248
Class T
Shares sold	428,365	637,105	$14,104,967	$22,054,709
Reinvestment of distributions	284,010	476,624	8,858,269	16,015,842
Shares redeemed	(544,745)	(866,616)	(17,660,693)	(29,828,780)
Net increase (decrease)	167,630	247,113	$5,302,543	$8,241,771
Class B
Shares sold	6,296	11,273	$188,902	$348,144
Reinvestment of distributions	12,391	29,273	352,034	901,739
Shares redeemed	(71,823)	(142,494)	(2,145,688)	(4,494,534)
Net increase (decrease)	(53,136)	(101,948)	$(1,604,752)	$(3,244,651)
Class C
Shares sold	710,262	1,277,139	$21,299,797	$40,629,084
Reinvestment of distributions	202,969	261,235	5,774,470	8,065,851
Shares redeemed	(396,652)	(554,231)	(11,605,149)	(17,408,387)
Net increase (decrease)	516,579	984,143	$15,469,118	$31,286,548
Class I
Shares sold	1,413,558	23,671,191(a)	$51,512,643	$899,915,317(a)
Reinvestment of distributions	955,239	1,510,080	33,041,700	55,853,504
Shares redeemed	(2,913,152)	(17,066,384)(b)	(105,240,186)	(649,080,123)(b)
Net increase (decrease)	(544,355)	8,114,887	$(20,685,843)	$306,688,698

 (a) Amount includes in-kind exchanges.

 (b) Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 31% of the total outstanding shares of the Fund.

Fidelity Advisor® Utilities Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	17.8	16.1
Exelon Corp.	12.2	13.0
Sempra Energy	10.1	11.2
Dominion Resources, Inc.	9.0	9.0
PG&E Corp.	4.9	4.6
PPL Corp.	4.8	4.9
Avangrid, Inc.	4.4	0.0
Edison International	4.4	4.9
DTE Energy Co.	4.1	2.1
Calpine Corp.	3.8	4.3
	75.5

Top Industries (% of fund's net assets)

As of January 31, 2016
Electric Utilities	47.7%
Multi-Utilities	36.4%
Independent Power and Renewable Electricity Producers	9.1%
Media	3.4%
Real Estate Investment Trusts	1.5%
All Others*	1.9%

As of July 31, 2015
Electric Utilities	48.8%
Multi-Utilities	30.8%
Independent Power and Renewable Electricity Producers	11.6%
Oil, Gas & Consumable Fuels	4.7%
Real Estate Investment Trusts	2.7%
All Others*	1.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Utilities Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Electric Utilities - 47.7%
Electric Utilities - 47.7%
Edison International	173,202	$10,703,884
Exelon Corp.	1,006,941	29,775,245
FirstEnergy Corp.	257,300	8,506,338
ITC Holdings Corp.	143,500	5,725,650
NextEra Energy, Inc.	390,940	43,671,908
OGE Energy Corp.	114,523	3,003,938
PNM Resources, Inc.	112,200	3,524,202
PPL Corp.	337,872	11,845,792
		116,756,957
Independent Power and Renewable Electricity Producers - 9.1%
Independent Power Producers & Energy Traders - 8.2%
Calpine Corp. (a)	613,217	9,388,352
Dynegy, Inc. (a)	306,557	3,629,635
NRG Energy, Inc.	222,735	2,369,900
NRG Yield, Inc. Class C (b)	139,220	1,843,273
The AES Corp.	296,100	2,812,950
		20,044,110
Renewable Electricity - 0.9%
NextEra Energy Partners LP	32,900	887,971
Pattern Energy Group, Inc. (b)	76,400	1,447,780
		2,335,751

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		22,379,861

Media - 3.4%
Cable & Satellite - 3.4%
Comcast Corp. Class A	147,900	8,239,509
Multi-Utilities - 36.4%
Multi-Utilities - 36.4%
Avangrid, Inc. (a)	280,900	10,800,605
Black Hills Corp.	46,200	2,276,736
Dominion Resources, Inc.	305,999	22,083,948
DTE Energy Co.	118,098	10,039,511
NiSource, Inc.	345,883	7,267,002
PG&E Corp.	216,618	11,894,494
Sempra Energy	260,737	24,704,831
		89,067,127
Oil, Gas & Consumable Fuels - 1.0%
Oil & Gas Storage & Transport - 1.0%
Cheniere Energy Partners LP Holdings LLC	166,562	2,486,771
Real Estate Investment Trusts - 1.5%
Specialized REITs - 1.5%
Crown Castle International Corp.	43,500	3,749,700
TOTAL COMMON STOCKS
(Cost $229,094,479)		242,679,925

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.38% (c)	1,622,622	1,622,622
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	2,459,975	2,459,975
TOTAL MONEY MARKET FUNDS
(Cost $4,082,597)		4,082,597
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $233,177,076)		246,762,522
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,834,131)
NET ASSETS - 100%		$244,928,391

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,511
Fidelity Securities Lending Cash Central Fund	3,427
Total	$4,938

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,381,953) — See accompanying schedule: Unaffiliated issuers (cost $229,094,479)	$242,679,925
Fidelity Central Funds (cost $4,082,597)	4,082,597
Total Investments (cost $233,177,076)		$246,762,522
Receivable for fund shares sold		968,491
Dividends receivable		178,340
Distributions receivable from Fidelity Central Funds		1,435
Prepaid expenses		1,119
Other receivables		7,601
Total assets		247,919,508
Liabilities
Payable for investments purchased	$79,246
Payable for fund shares redeemed	178,187
Accrued management fee	107,177
Distribution and service plan fees payable	81,617
Other affiliated payables	58,294
Other payables and accrued expenses	26,621
Collateral on securities loaned, at value	2,459,975
Total liabilities		2,991,117
Net Assets		$244,928,391
Net Assets consist of:
Paid in capital		$244,805,100
Distributions in excess of net investment income		(203,800)
Accumulated undistributed net realized gain (loss) on investments		(13,258,055)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,585,146
Net Assets		$244,928,391
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($126,289,901 ÷ 5,328,059 shares)		$23.70
Maximum offering price per share (100/94.25 of $23.70)		$25.15
Class T:
Net Asset Value and redemption price per share ($41,977,387 ÷ 1,766,808 shares)		$23.76
Maximum offering price per share (100/96.50 of $23.76)		$24.62
Class B:
Net Asset Value and offering price per share ($1,739,429 ÷ 73,428 shares)(a)		$23.69
Class C:
Net Asset Value and offering price per share ($47,651,546 ÷ 2,048,320 shares)(a)		$23.26
Class I:
Net Asset Value, offering price and redemption price per share ($27,270,128 ÷ 1,129,626 shares)		$24.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$3,829,150
Income from Fidelity Central Funds		4,938
Total income		3,834,088
Expenses
Management fee	$684,609
Transfer agent fees	316,976
Distribution and service plan fees	518,449
Accounting and security lending fees	48,624
Custodian fees and expenses	3,622
Independent trustees' compensation	2,360
Registration fees	47,156
Audit	22,210
Legal	1,470
Miscellaneous	1,432
Total expenses before reductions	1,646,908
Expense reductions	(2,064)	1,644,844
Net investment income (loss)		2,189,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,871,188)
Total net realized gain (loss)		(9,871,188)
Change in net unrealized appreciation (depreciation) on: Investment securities	(119,427)
Assets and liabilities in foreign currencies	(78)
Total change in net unrealized appreciation (depreciation)		(119,505)
Net gain (loss)		(9,990,693)
Net increase (decrease) in net assets resulting from operations		$(7,801,449)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,189,244	$4,638,676
Net realized gain (loss)	(9,871,188)	6,045,318
Change in net unrealized appreciation (depreciation)	(119,505)	(5,645,684)
Net increase (decrease) in net assets resulting from operations	(7,801,449)	5,038,310
Distributions to shareholders from net investment income	(4,356,273)	(4,008,742)
Distributions to shareholders from net realized gain	(6,473,264)	(17,304,031)
Total distributions	(10,829,537)	(21,312,773)
Share transactions - net increase (decrease)	(9,521,670)	(19,607,828)
Redemption fees	3,930	10,186
Total increase (decrease) in net assets	(28,148,726)	(35,872,105)
Net Assets
Beginning of period	273,077,117	308,949,222
End of period (including distributions in excess of net investment income of $203,800 and undistributed net investment income of $1,963,229, respectively)	$244,928,391	$273,077,117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.48	$26.77	$23.48	$21.20	$19.09	$16.59
Income from Investment Operations
Net investment income (loss)A	.23	.44	.41	.47	.43	.39
Net realized and unrealized gain (loss)	(.93)	.18	3.35	2.24	2.07	2.50
Total from investment operations	(.70)	.62	3.76	2.71	2.50	2.89
Distributions from net investment income	(.46)	(.38)	(.46)	(.43)	(.39)	(.39)
Distributions from net realized gain	(.61)	(1.52)	(.01)	–	–	–
Total distributions	(1.08)B	(1.91)C	(.47)	(.43)	(.39)	(.39)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$23.70	$25.48	$26.77	$23.48	$21.20	$19.09
Total ReturnE,F,G	(2.51)%	2.01%	16.38%	13.09%	13.40%	17.71%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.15%J	1.13%	1.16%	1.20%	1.23%	1.24%
Expenses net of fee waivers, if any	1.15%J	1.13%	1.16%	1.20%	1.23%	1.24%
Expenses net of all reductions	1.15%J	1.11%	1.15%	1.16%	1.22%	1.20%
Net investment income (loss)	1.92%J	1.65%	1.64%	2.16%	2.24%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$126,290	$140,148	$154,134	$106,851	$99,813	$78,312
Portfolio turnover rateK	62%J	105%	112%	154%	195%	201%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.08 per share is comprised of distributions from net investment income of $.462 and distributions from net realized gain of $.613 per share.

 C Total distributions of $1.91 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $1.524 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.49	$26.78	$23.50	$21.21	$19.09	$16.59
Income from Investment Operations
Net investment income (loss)A	.19	.36	.34	.41	.38	.35
Net realized and unrealized gain (loss)	(.92)	.18	3.35	2.25	2.07	2.50
Total from investment operations	(.73)	.54	3.69	2.66	2.45	2.85
Distributions from net investment income	(.39)	(.31)	(.40)	(.37)	(.33)	(.35)
Distributions from net realized gain	(.61)	(1.52)	(.01)	–	–	–
Total distributions	(1.00)	(1.83)	(.41)	(.37)	(.33)	(.35)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.76	$25.49	$26.78	$23.50	$21.21	$19.09
Total ReturnC,D,E	(2.63)%	1.72%	15.99%	12.81%	13.13%	17.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.45%H	1.42%	1.45%	1.47%	1.49%	1.50%
Expenses net of fee waivers, if any	1.45%H	1.42%	1.45%	1.47%	1.49%	1.50%
Expenses net of all reductions	1.45%H	1.41%	1.44%	1.43%	1.48%	1.46%
Net investment income (loss)	1.62%H	1.35%	1.35%	1.89%	1.98%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$41,977	$46,366	$49,272	$41,239	$38,276	$35,701
Portfolio turnover rateI	62%H	105%	112%	154%	195%	201%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.25	$26.51	$23.24	$20.96	$18.86	$16.38
Income from Investment Operations
Net investment income (loss)A	.13	.22	.21	.30	.28	.25
Net realized and unrealized gain (loss)	(.91)	.19	3.33	2.23	2.05	2.49
Total from investment operations	(.78)	.41	3.54	2.53	2.33	2.74
Distributions from net investment income	(.17)	(.14)	(.26)	(.25)	(.23)	(.26)
Distributions from net realized gain	(.61)	(1.52)	(.01)	–	–	–
Total distributions	(.78)	(1.67)B	(.27)	(.25)	(.23)	(.26)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$23.69	$25.25	$26.51	$23.24	$20.96	$18.86
Total ReturnD,E,F	(2.90)%	1.23%	15.41%	12.24%	12.54%	16.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.94%I	1.94%	1.95%	1.96%	1.98%	1.99%
Expenses net of fee waivers, if any	1.94%I	1.94%	1.95%	1.96%	1.98%	1.99%
Expenses net of all reductions	1.94%I	1.93%	1.94%	1.92%	1.97%	1.95%
Net investment income (loss)	1.13%I	.83%	.85%	1.40%	1.49%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,739	$2,680	$4,598	$5,289	$6,677	$7,773
Portfolio turnover rateJ	62%I	105%	112%	154%	195%	201%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.67 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $1.524 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.91	$26.23	$23.03	$20.80	$18.75	$16.30
Income from Investment Operations
Net investment income (loss)A	.14	.23	.23	.31	.29	.26
Net realized and unrealized gain (loss)	(.91)	.19	3.29	2.20	2.03	2.46
Total from investment operations	(.77)	.42	3.52	2.51	2.32	2.72
Distributions from net investment income	(.27)	(.22)	(.31)	(.28)	(.27)	(.27)
Distributions from net realized gain	(.61)	(1.52)	(.01)	–	–	–
Total distributions	(.88)	(1.74)	(.32)	(.28)	(.27)	(.27)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.26	$24.91	$26.23	$23.03	$20.80	$18.75
Total ReturnC,D,E	(2.89)%	1.29%	15.52%	12.27%	12.56%	16.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.88%	1.89%	1.93%	1.95%	1.98%
Expenses net of fee waivers, if any	1.89%H	1.88%	1.89%	1.93%	1.95%	1.98%
Expenses net of all reductions	1.89%H	1.86%	1.88%	1.89%	1.95%	1.94%
Net investment income (loss)	1.18%H	.89%	.91%	1.43%	1.51%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$47,652	$52,172	$54,810	$35,457	$29,942	$26,915
Portfolio turnover rateI	62%H	105%	112%	154%	195%	201%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.97	$27.24	$23.87	$21.56	$19.40	$16.85
Income from Investment Operations
Net investment income (loss)A	.27	.52	.51	.55	.50	.45
Net realized and unrealized gain (loss)	(.96)	.20	3.39	2.26	2.10	2.54
Total from investment operations	(.69)	.72	3.90	2.81	2.60	2.99
Distributions from net investment income	(.53)	(.46)	(.52)	(.50)	(.44)	(.44)
Distributions from net realized gain	(.61)	(1.52)	(.01)	–	–	–
Total distributions	(1.14)	(1.99)B	(.53)	(.50)	(.44)	(.44)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$24.14	$25.97	$27.24	$23.87	$21.56	$19.40
Total ReturnD,E	(2.37)%	2.35%	16.74%	13.40%	13.79%	18.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%H	.83%	.85%	.89%	.92%	.98%
Expenses net of fee waivers, if any	.86%H	.83%	.85%	.89%	.92%	.98%
Expenses net of all reductions	.86%H	.81%	.84%	.85%	.91%	.94%
Net investment income (loss)	2.21%H	1.94%	1.95%	2.46%	2.55%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$27,270	$31,710	$46,135	$19,562	$20,564	$10,914
Portfolio turnover rateI	62%H	105%	112%	154%	195%	201%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.99 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.524 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$26,793,561
Gross unrealized depreciation	(15,485,888)
Net unrealized appreciation (depreciation) on securities	$11,307,673
Tax cost	$235,454,849

The Fund elected to defer to its next fiscal year approximately $2,413,933 of capital losses recognized during the period November 1, 2014 to July 31, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments

Purchases and sales of securities, other than short-term securities, aggregated $77,114,349 and $93,403,125, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$161,014	$252
Class T	.25%	.25%	107,180	–
Class B	.75%	.25%	10,456	7,842
Class C	.75%	.25%	239,799	33,193
			$518,449	$41,287

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$30,219
Class T	4,152
Class B(a)	38
Class C(a)	4,707
$39,116

 (a) When Class B Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$160,747.25
Class T	64,922.30
Class B	3,106.30
Class C	59,096.25
Class I	29,105.21
	$316,976

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,749 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $171 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,427.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,215 for the period.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $849.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$2,494,667	$2,209,427
Class T	696,864	589,279
Class B	13,894	23,317
Class C	548,207	465,161
Class I	602,641	721,558
Total	$4,356,273	$4,008,742
From net realized gain
Class A	$3,341,067	$8,639,872
Class T	1,100,541	2,863,183
Class B	58,860	255,750
Class C	1,254,979	3,177,658
Class I	717,817	2,367,568
Total	$6,473,264	$17,304,031

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	470,287	1,888,559	$11,191,022	$50,338,260
Reinvestment of distributions	240,305	365,507	5,414,225	9,845,503
Shares redeemed	(882,776)	(2,512,099)	(20,769,813)	(66,117,493)
Net increase (decrease)	(172,184)	(258,033)	$(4,164,566)	$(5,933,730)
Class T
Shares sold	109,490	388,662	$2,601,524	$10,348,248
Reinvestment of distributions	76,233	123,166	1,721,689	3,324,380
Shares redeemed	(237,725)	(532,785)	(5,551,342)	(14,023,975)
Net increase (decrease)	(52,002)	(20,957)	$(1,228,129)	$(351,347)
Class B
Shares sold	1,992	10,961	$45,271	$290,048
Reinvestment of distributions	2,783	9,053	62,667	242,668
Shares redeemed	(37,515)	(87,257)	(885,495)	(2,288,453)
Net increase (decrease)	(32,740)	(67,243)	$(777,557)	$(1,755,737)
Class C
Shares sold	230,514	773,976	$5,283,518	$20,247,064
Reinvestment of distributions	71,102	116,026	1,573,006	3,068,131
Shares redeemed	(347,955)	(884,724)	(8,055,697)	(22,817,991)
Net increase (decrease)	(46,339)	5,278	$(1,199,173)	$497,204
Class I
Shares sold	375,260	1,143,014	$9,175,899	$31,002,673
Reinvestment of distributions	49,611	90,001	1,138,487	2,465,972
Shares redeemed	(516,375)	(1,705,406)	(12,466,631)	(45,532,863)
Net increase (decrease)	(91,504)	(472,391)	$(2,152,245)	$(12,064,218)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Fidelity Advisor Biotechnology Fund
Class A	1.05%
Actual		$1,000.00	$641.00	$4.33
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class T	1.36%
Actual		$1,000.00	$640.20	$5.61
Hypothetical-C		$1,000.00	$1,018.30	$6.90
Class B	1.83%
Actual		$1,000.00	$638.70	$7.54
Hypothetical-C		$1,000.00	$1,015.94	$9.27
Class C	1.80%
Actual		$1,000.00	$638.90	$7.42
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Class I	.78%
Actual		$1,000.00	$642.00	$3.22
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Fidelity Advisor Communications Equipment Fund
Class A	1.40%
Actual		$1,000.00	$825.20	$6.42
Hypothetical-C		$1,000.00	$1,018.10	$7.10
Class T	1.65%
Actual		$1,000.00	$824.00	$7.57
Hypothetical-C		$1,000.00	$1,016.84	$8.36
Class B	2.15%
Actual		$1,000.00	$821.80	$9.85
Hypothetical-C		$1,000.00	$1,014.33	$10.89
Class C	2.15%
Actual		$1,000.00	$822.60	$9.85
Hypothetical-C		$1,000.00	$1,014.33	$10.89
Class I	1.15%
Actual		$1,000.00	$826.60	$5.28
Hypothetical-C		$1,000.00	$1,019.36	$5.84
Fidelity Advisor Consumer Discretionary Fund
Class A	1.12%
Actual		$1,000.00	$908.60	$5.37
Hypothetical-C		$1,000.00	$1,019.51	$5.69
Class T	1.42%
Actual		$1,000.00	$907.40	$6.81
Hypothetical-C		$1,000.00	$1,018.00	$7.20
Class B	1.92%
Actual		$1,000.00	$904.80	$9.19
Hypothetical-C		$1,000.00	$1,015.48	$9.73
Class C	1.88%
Actual		$1,000.00	$905.40	$9.00
Hypothetical-C		$1,000.00	$1,015.69	$9.53
Class I	.86%
Actual		$1,000.00	$909.90	$4.13
Hypothetical-C		$1,000.00	$1,020.81	$4.37
Fidelity Advisor Electronics Fund
Class A	1.37%
Actual		$1,000.00	$952.70	$6.72
Hypothetical-C		$1,000.00	$1,018.25	$6.95
Class T	1.65%
Actual		$1,000.00	$951.20	$8.09
Hypothetical-C		$1,000.00	$1,016.84	$8.36
Class B	2.15%
Actual		$1,000.00	$949.30	$10.53
Hypothetical-C		$1,000.00	$1,014.33	$10.89
Class C	2.14%
Actual		$1,000.00	$949.20	$10.49
Hypothetical-C		$1,000.00	$1,014.38	$10.84
Class I	1.04%
Actual		$1,000.00	$954.80	$5.11
Hypothetical-C		$1,000.00	$1,019.91	$5.28
Fidelity Advisor Energy Fund
Class A	1.13%
Actual		$1,000.00	$861.60	$5.29
Hypothetical-C		$1,000.00	$1,019.46	$5.74
Class T	1.38%
Actual		$1,000.00	$860.30	$6.45
Hypothetical-C		$1,000.00	$1,018.20	$7.00
Class B	1.91%
Actual		$1,000.00	$857.90	$8.92
Hypothetical-C		$1,000.00	$1,015.53	$9.68
Class C	1.85%
Actual		$1,000.00	$858.40	$8.64
Hypothetical-C		$1,000.00	$1,015.84	$9.37
Class I	.86%
Actual		$1,000.00	$862.60	$4.03
Hypothetical-C		$1,000.00	$1,020.81	$4.37
Fidelity Advisor Financial Services Fund
Class A	1.16%
Actual		$1,000.00	$857.60	$5.42
Hypothetical-C		$1,000.00	$1,019.30	$5.89
Class T	1.45%
Actual		$1,000.00	$856.10	$6.77
Hypothetical-C		$1,000.00	$1,017.85	$7.35
Class B	1.97%
Actual		$1,000.00	$854.10	$9.18
Hypothetical-C		$1,000.00	$1,015.23	$9.98
Class C	1.91%
Actual		$1,000.00	$853.70	$8.90
Hypothetical-C		$1,000.00	$1,015.53	$9.68
Class I	.86%
Actual		$1,000.00	$858.50	$4.02
Hypothetical-C		$1,000.00	$1,020.81	$4.37
Fidelity Advisor Health Care Fund
Class A	1.04%
Actual		$1,000.00	$808.60	$4.73
Hypothetical-C		$1,000.00	$1,019.91	$5.28
Class T	1.31%
Actual		$1,000.00	$807.60	$5.95
Hypothetical-C		$1,000.00	$1,018.55	$6.65
Class B	1.87%
Actual		$1,000.00	$805.10	$8.48
Hypothetical-C		$1,000.00	$1,015.74	$9.48
Class C	1.80%
Actual		$1,000.00	$805.50	$8.17
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Class I	.79%
Actual		$1,000.00	$809.40	$3.59
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Fidelity Advisor Industrials Fund
Class A	1.07%
Actual		$1,000.00	$909.60	$5.14
Hypothetical-C		$1,000.00	$1,019.76	$5.43
Class T	1.33%
Actual		$1,000.00	$908.20	$6.38
Hypothetical-C		$1,000.00	$1,018.45	$6.75
Class B	1.85%
Actual		$1,000.00	$906.10	$8.86
Hypothetical-C		$1,000.00	$1,015.84	$9.37
Class C	1.82%
Actual		$1,000.00	$906.00	$8.72
Hypothetical-C		$1,000.00	$1,015.99	$9.22
Class I	.80%
Actual		$1,000.00	$910.90	$3.84
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Fidelity Advisor Technology Fund
Class A	1.09%
Actual		$1,000.00	$921.40	$5.26
Hypothetical-C		$1,000.00	$1,019.66	$5.53
Class T	1.35%
Actual		$1,000.00	$920.30	$6.52
Hypothetical-C		$1,000.00	$1,018.35	$6.85
Class B	1.91%
Actual		$1,000.00	$917.60	$9.21
Hypothetical-C		$1,000.00	$1,015.53	$9.68
Class C	1.85%
Actual		$1,000.00	$918.20	$8.92
Hypothetical-C		$1,000.00	$1,015.84	$9.37
Class I	.76%
Actual		$1,000.00	$923.20	$3.67
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Fidelity Advisor Utilities Fund
Class A	1.15%
Actual		$1,000.00	$974.90	$5.71
Hypothetical-C		$1,000.00	$1,019.36	$5.84
Class T	1.45%
Actual		$1,000.00	$973.70	$7.19
Hypothetical-C		$1,000.00	$1,017.85	$7.35
Class B	1.94%
Actual		$1,000.00	$971.00	$9.61
Hypothetical-C		$1,000.00	$1,015.38	$9.83
Class C	1.89%
Actual		$1,000.00	$971.10	$9.36
Hypothetical-C		$1,000.00	$1,015.63	$9.58
Class I	.86%
Actual		$1,000.00	$976.30	$4.27
Hypothetical-C		$1,000.00	$1,020.81	$4.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Focus Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of SelectCo and the sub-advisers (together with SelectCo, the Investment Advisers) as it relates to the funds, including the backgrounds of investment personnel of SelectCo, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the investment staff of the Investment Advisers, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that in 2014 the ad hoc Committee on Transfer Agency Fees was formed by it and the boards of certain other Fidelity funds to review the variety of transfer agency services and fee structures throughout the mutual fund industry compared to Fidelity's.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (viii) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (ix) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (x) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xi) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. Each of Advisor Consumer Discretionary, Advisor Financial Services, Advisor Industrials, and Advisor Technology underperformed its benchmark for the one-, three-, and five-year periods ended June 30, 2015, and as a result, the Board will continue to discuss with SelectCo the steps it has taken and is taking to address each such fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2015.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Advisor Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

For Advisor Biotechnology, Advisor Energy, Advisor Health Care, Advisor Industrials, and Advisor Technology, the Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2015.

For Advisor Consumer Discretionary, Advisor Financial Services, and Advisor Utilities, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2015 and the total expense ratio of Class T ranked above the competitive median for the 12-month period ended June 30, 2015.

For Advisor Electronics, the Board noted that the total expense ratio of each of Class A, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2015 and the total expense ratio of each of Class T and Class B ranked above the competitive median for the 12-month period ended June 30, 2015. The Board noted that the total expense ratio for each of Class T and Class B was above median as a result of higher transfer agent fees due to small average account sizes as compared to other funds.

For Advisor Communications Equipment, the Board noted that the total expense ratio of Class A ranked equal to the competitive median for the 12-month period ended June 30, 2015 and the total expense ratio of each of Class T, Class B, Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2015. The Board noted that total expenses ratios for these classes were above the median as a result of higher transfer agent fees due to small average account sizes as compared to other Fidelity funds.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the boards of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's long-term expectations for its offerings in the workplace investing channel; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of outsourcing, the increased use of omnibus accounts, and lower pricing in the retirement channel; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AFOCI-SANN-0316
1.700906.119

Fidelity Advisor® Real Estate Fund Class A, Class T, Class B and Class C Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	11.7	10.1
Boston Properties, Inc.	5.4	5.6
Public Storage	5.3	4.5
Ventas, Inc.	5.0	3.2
Extra Space Storage, Inc.	4.7	3.4
Essex Property Trust, Inc.	4.6	5.1
UDR, Inc.	3.9	3.9
Federal Realty Investment Trust (SBI)	3.5	3.1
Equity Residential (SBI)	3.4	2.2
Mid-America Apartment Communities, Inc.	3.3	0.2
	50.8

Top Five REIT Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.2	18.0
REITs - Regional Malls	16.1	15.7
REITs - Office Property	13.0	16.7
REITs - Health Care	10.5	11.5
REITs - Storage	10.0	7.9

Asset Allocation (% of fund's net assets)

As of January 31, 2016
Stocks	98.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

As of July 31, 2015
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Hotels, Restaurants & Leisure - 0.9%
Hotels, Resorts & Cruise Lines - 0.9%
Hilton Worldwide Holdings, Inc.	417,200	$7,430,332
Real Estate Investment Trusts - 97.3%
REITs - Apartments - 18.2%
AvalonBay Communities, Inc.	159,840	27,410,962
Equity Residential (SBI)	397,309	30,628,551
Essex Property Trust, Inc.	193,447	41,225,490
Mid-America Apartment Communities, Inc.	313,300	29,393,806
UDR, Inc.	976,300	34,746,517
		163,405,326
REITs - Diversified - 5.9%
Cousins Properties, Inc.	754,743	6,505,885
DuPont Fabros Technology, Inc.	541,600	17,964,872
Forest City Realty Trust, Inc. (a)	892,067	17,573,720
Liberty Property Trust (SBI)	251,300	7,368,116
Vornado Realty Trust	39,783	3,519,204
		52,931,797
REITs - Health Care - 10.5%
HCP, Inc.	219,295	7,881,462
Healthcare Realty Trust, Inc.	803,900	23,345,256
Healthcare Trust of America, Inc.	109,800	3,078,792
Sabra Health Care REIT, Inc.	386,800	7,101,648
Ventas, Inc.	806,605	44,621,389
Welltower, Inc.	128,369	7,987,119
		94,015,666
REITs - Hotels - 4.7%
Ashford Hospitality Prime, Inc.	282,400	3,103,576
Chesapeake Lodging Trust	138,200	3,471,584
FelCor Lodging Trust, Inc.	2,127,989	14,810,803
Host Hotels & Resorts, Inc.	1,341,534	18,580,246
Pebblebrook Hotel Trust	77,800	1,899,876
		41,866,085
REITs - Management/Investment - 2.5%
Coresite Realty Corp.	71,500	4,586,010
Empire State Realty Trust, Inc.	1,082,600	17,917,030
		22,503,040
REITs - Manufactured Homes - 2.4%
Equity Lifestyle Properties, Inc.	50,600	3,335,552
Sun Communities, Inc.	274,922	18,307,056
		21,642,608
REITs - Office Property - 13.0%
Alexandria Real Estate Equities, Inc.	111,633	8,839,101
Boston Properties, Inc.	421,247	48,953,114
Mack-Cali Realty Corp.	1,334,700	27,748,413
New York (REIT), Inc.	230,100	2,365,428
Parkway Properties, Inc.	864,900	11,650,203
SL Green Realty Corp.	179,965	17,386,419
		116,942,678
REITs - Regional Malls - 16.1%
General Growth Properties, Inc.	558,900	15,671,556
Simon Property Group, Inc.	565,450	105,332,025
Taubman Centers, Inc.	123,400	8,766,336
The Macerich Co.	190,200	14,829,894
		144,599,811
REITs - Shopping Centers - 9.4%
Cedar Shopping Centers, Inc.	1,355,043	9,566,604
Federal Realty Investment Trust (SBI)	207,502	31,297,527
Inland Real Estate Corp.	239,872	2,569,029
Kite Realty Group Trust	246,332	6,527,798
Ramco-Gershenson Properties Trust (SBI)	408,022	6,973,096
Urban Edge Properties	1,139,241	27,683,556
		84,617,610
REITs - Storage - 10.0%
Extra Space Storage, Inc.	465,400	42,207,126
Public Storage	189,450	48,036,942
		90,244,068
REITs - Warehouse/Industrial - 4.6%
DCT Industrial Trust, Inc.	731,450	26,178,596
Prologis, Inc.	243,277	9,602,143
Terreno Realty Corp.	255,600	5,745,888
		41,526,627

TOTAL REAL ESTATE INVESTMENT TRUSTS		874,295,316

TOTAL COMMON STOCKS
(Cost $711,166,781)		881,725,648

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (b)
(Cost $18,940,881)	18,940,881	18,940,881
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $730,107,662)		900,666,529
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,301,653)
NET ASSETS - 100%		$898,364,876

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,011
Fidelity Securities Lending Cash Central Fund	80
Total	$21,091

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $711,166,781)	$881,725,648
Fidelity Central Funds (cost $18,940,881)	18,940,881
Total Investments (cost $730,107,662)		$900,666,529
Receivable for investments sold		6,317,780
Receivable for fund shares sold		2,955,545
Dividends receivable		316,831
Distributions receivable from Fidelity Central Funds		6,684
Prepaid expenses		3,758
Other receivables		39,783
Total assets		910,306,910
Liabilities
Payable for investments purchased	$7,869,476
Payable for fund shares redeemed	3,180,320
Accrued management fee	415,517
Distribution and service plan fees payable	200,449
Other affiliated payables	207,262
Other payables and accrued expenses	69,010
Total liabilities		11,942,034
Net Assets		$898,364,876
Net Assets consist of:
Paid in capital		$734,739,233
Undistributed net investment income		91,271
Accumulated undistributed net realized gain (loss) on investments		(7,024,495)
Net unrealized appreciation (depreciation) on investments		170,558,867
Net Assets		$898,364,876
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($313,528,962 ÷ 14,375,811 shares)		$21.81
Maximum offering price per share (100/94.25 of $21.81)		$23.14
Class T:
Net Asset Value and redemption price per share ($166,908,911 ÷ 7,657,536 shares)		$21.80
Maximum offering price per share (100/96.50 of $21.80)		$22.59
Class B:
Net Asset Value and offering price per share ($2,923,020 ÷ 135,933 shares)(a)		$21.50
Class C:
Net Asset Value and offering price per share ($73,331,365 ÷ 3,423,257 shares)(a)		$21.42
Class I:
Net Asset Value, offering price and redemption price per share ($341,672,618 ÷ 15,537,276 shares)		$21.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$12,791,014
Income from Fidelity Central Funds		21,091
Total income		12,812,105
Expenses
Management fee	$2,494,357
Transfer agent fees	1,083,454
Distribution and service plan fees	1,213,856
Accounting and security lending fees	153,505
Custodian fees and expenses	17,777
Independent trustees' compensation	8,384
Registration fees	68,532
Audit	24,856
Legal	4,599
Miscellaneous	4,628
Total expenses before reductions	5,073,948
Expense reductions	(34,745)	5,039,203
Net investment income (loss)		7,772,902
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,046,757)
Total net realized gain (loss)		(3,046,757)
Change in net unrealized appreciation (depreciation) on investment securities		(14,401,840)
Net gain (loss)		(17,448,597)
Net increase (decrease) in net assets resulting from operations		$(9,675,695)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,772,902	$11,937,523
Net realized gain (loss)	(3,046,757)	43,067,889
Change in net unrealized appreciation (depreciation)	(14,401,840)	17,845,717
Net increase (decrease) in net assets resulting from operations	(9,675,695)	72,851,129
Distributions to shareholders from net investment income	(10,122,918)	(11,243,675)
Distributions to shareholders from net realized gain	(23,588,298)	(53,617,748)
Total distributions	(33,711,216)	(64,861,423)
Share transactions - net increase (decrease)	13,467,020	137,991,224
Total increase (decrease) in net assets	(29,919,891)	145,980,930
Net Assets
Beginning of period	928,284,767	782,303,837
End of period (including undistributed net investment income of $91,271 and undistributed net investment income of $2,441,287, respectively)	$898,364,876	$928,284,767

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.90	$22.57	$20.92	$19.83	$18.24	$14.88
Income from Investment Operations
Net investment income (loss)A	.19	.30	.31	.22	.17	.12
Net realized and unrealized gain (loss)	(.43)	1.82	2.13	1.27	2.02	3.37
Total from investment operations	(.24)	2.12	2.44	1.49	2.19	3.49
Distributions from net investment income	(.25)	(.30)	(.27)	(.23)	(.13)	(.13)
Distributions from net realized gain	(.59)	(1.49)	(.52)	(.17)	(.47)	–
Total distributions	(.85)B	(1.79)	(.79)	(.40)	(.60)	(.13)
Net asset value, end of period	$21.81	$22.90	$22.57	$20.92	$19.83	$18.24
Total ReturnC,D,E	(.91)%	9.70%	12.34%	7.66%	12.81%	23.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.10%	1.16%	1.17%	1.19%	1.19%
Expenses net of fee waivers, if any	1.10%H	1.10%	1.16%	1.17%	1.19%	1.19%
Expenses net of all reductions	1.09%H	1.09%	1.15%	1.16%	1.18%	1.18%
Net investment income (loss)	1.73%H	1.32%	1.47%	1.06%	.98%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$313,529	$327,489	$274,136	$246,323	$199,303	$178,978
Portfolio turnover rateI	69%H	57%	83%	63%	48%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.85 per share is comprised of distributions from net investment income of $.251 and distributions from net realized gain of $.594 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.88	$22.55	$20.91	$19.82	$18.24	$14.90
Income from Investment Operations
Net investment income (loss)A	.17	.25	.26	.17	.13	.07
Net realized and unrealized gain (loss)	(.44)	1.82	2.13	1.28	2.02	3.38
Total from investment operations	(.27)	2.07	2.39	1.45	2.15	3.45
Distributions from net investment income	(.22)	(.25)	(.23)	(.19)	(.10)	(.11)
Distributions from net realized gain	(.59)	(1.49)	(.52)	(.17)	(.47)	–
Total distributions	(.81)	(1.74)	(.75)	(.36)	(.57)	(.11)
Net asset value, end of period	$21.80	$22.88	$22.55	$20.91	$19.82	$18.24
Total ReturnB,C,D	(1.01)%	9.46%	12.07%	7.43%	12.52%	23.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.33%G	1.34%	1.37%	1.38%	1.43%	1.44%
Expenses net of fee waivers, if any	1.33%G	1.34%	1.37%	1.38%	1.43%	1.44%
Expenses net of all reductions	1.33%G	1.33%	1.36%	1.38%	1.43%	1.44%
Net investment income (loss)	1.49%G	1.09%	1.26%	.85%	.73%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$166,909	$168,375	$138,783	$114,717	$86,987	$76,785
Portfolio turnover rateH	69%G	57%	83%	63%	48%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.56	$22.28	$20.66	$19.59	$18.05	$14.77
Income from Investment Operations
Net investment income (loss)A	.10	.11	.14	.06	.04	(.01)
Net realized and unrealized gain (loss)	(.43)	1.80	2.10	1.26	2.00	3.35
Total from investment operations	(.33)	1.91	2.24	1.32	2.04	3.34
Distributions from net investment income	(.13)	(.14)	(.11)	(.08)	(.03)	(.06)
Distributions from net realized gain	(.59)	(1.49)	(.52)	(.17)	(.47)	–
Total distributions	(.73)B	(1.63)	(.62)C	(.25)	(.50)	(.06)
Net asset value, end of period	$21.50	$22.56	$22.28	$20.66	$19.59	$18.05
Total ReturnD,E,F	(1.34)%	8.85%	11.45%	6.84%	11.99%	22.69%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.91%I	1.92%	1.92%	1.92%	1.93%	1.94%
Expenses net of fee waivers, if any	1.91%I	1.92%	1.92%	1.92%	1.93%	1.94%
Expenses net of all reductions	1.90%I	1.91%	1.91%	1.91%	1.93%	1.93%
Net investment income (loss)	.92%I	.50%	.70%	.31%	.23%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,923	$3,829	$5,631	$8,697	$9,481	$11,542
Portfolio turnover rateJ	69%I	57%	83%	63%	48%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.73 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.594 per share.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.518 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.49	$22.23	$20.61	$19.55	$18.03	$14.76
Income from Investment Operations
Net investment income (loss)A	.10	.13	.15	.07	.04	(.01)
Net realized and unrealized gain (loss)	(.43)	1.78	2.10	1.26	1.98	3.35
Total from investment operations	(.33)	1.91	2.25	1.33	2.02	3.34
Distributions from net investment income	(.15)	(.16)	(.11)	(.10)	(.03)	(.07)
Distributions from net realized gain	(.59)	(1.49)	(.52)	(.17)	(.47)	–
Total distributions	(.74)	(1.65)	(.63)	(.27)	(.50)	(.07)
Net asset value, end of period	$21.42	$22.49	$22.23	$20.61	$19.55	$18.03
Total ReturnB,C,D	(1.30)%	8.85%	11.52%	6.89%	11.92%	22.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.87%G	1.87%	1.90%	1.90%	1.93%	1.94%
Expenses net of fee waivers, if any	1.87%G	1.87%	1.90%	1.90%	1.93%	1.94%
Expenses net of all reductions	1.86%G	1.86%	1.89%	1.89%	1.93%	1.93%
Net investment income (loss)	.96%G	.56%	.73%	.33%	.23%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$73,331	$79,291	$64,822	$75,461	$55,064	$47,406
Portfolio turnover rateH	69%G	57%	83%	63%	48%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.09	$22.74	$21.07	$19.97	$18.36	$14.96
Income from Investment Operations
Net investment income (loss)A	.22	.36	.36	.28	.22	.16
Net realized and unrealized gain (loss)	(.44)	1.83	2.15	1.27	2.03	3.39
Total from investment operations	(.22)	2.19	2.51	1.55	2.25	3.55
Distributions from net investment income	(.28)	(.35)	(.32)	(.28)	(.17)	(.15)
Distributions from net realized gain	(.59)	(1.49)	(.52)	(.17)	(.47)	–
Total distributions	(.88)B	(1.84)	(.84)	(.45)	(.64)	(.15)
Net asset value, end of period	$21.99	$23.09	$22.74	$21.07	$19.97	$18.36
Total ReturnC,D	(.80)%	9.99%	12.64%	7.92%	13.12%	23.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	.85%	.89%	.90%	.93%	.93%
Expenses net of fee waivers, if any	.85%G	.85%	.89%	.90%	.93%	.93%
Expenses net of all reductions	.84%G	.84%	.88%	.89%	.93%	.92%
Net investment income (loss)	1.97%G	1.57%	1.74%	1.33%	1.23%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$341,673	$349,301	$298,932	$305,619	$283,054	$174,655
Portfolio turnover rateH	69%G	57%	83%	63%	48%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.88 per share is comprised of distributions from net investment income of $.284 and distributions from net realized gain of $.594 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$196,631,215
Gross unrealized depreciation	(30,625,096)
Net unrealized appreciation (depreciation) on securities	$166,006,119
Tax cost	$734,660,410

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,912,352 and $327,422,011, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$399,714	$-
Class T	.25%	.25%	420,274	-
Class B	.75%	.25%	16,903	12,677
Class C	.75%	.25%	376,965	67,164
			$1,213,856	$79,841

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,339
Class T	4,186
Class B*	238
Class C*	6,670
$37,433

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$380,977.24
Class T	187,940.22
Class B	5,038.30
Class C	96,863.26
Class I	412,636.24
	$1,083,454

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,564 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $608 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $80.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,403 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,330.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$3,601,177	$4,035,347
Class T	1,649,988	1,622,788
Class B	19,721	34,655
Class C	516,913	511,454
Class I	4,335,119	5,039,431
Total	$10,122,918	$11,243,675
From net realized gain
Class A	$8,321,843	$19,013,153
Class T	4,346,704	9,450,491
Class B	96,771	364,345
Class C	2,036,085	4,547,430
Class I	8,786,895	20,242,329
Total	$23,588,298	$53,617,748

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	2,308,311	6,477,452	$51,457,038	$150,703,408
Reinvestment of distributions	549,638	994,050	11,564,581	22,291,454
Shares redeemed	(2,784,360)	(5,315,431)	(61,435,193)	(122,321,981)
Net increase (decrease)	73,589	2,156,071	$1,586,426	$50,672,881
Class T
Shares sold	962,736	2,562,977	$21,119,964	$59,571,645
Reinvestment of distributions	279,758	484,775	5,877,551	10,861,687
Shares redeemed	(944,157)	(1,841,950)	(20,887,252)	(42,022,412)
Net increase (decrease)	298,337	1,205,802	$6,110,263	$28,410,920
Class B
Shares sold	574	16,002	$12,750	$364,459
Reinvestment of distributions	5,480	16,893	113,056	373,842
Shares redeemed	(39,888)	(115,814)	(867,476)	(2,618,545)
Net increase (decrease)	(33,834)	(82,919)	$(741,670)	$(1,880,244)
Class C
Shares sold	308,691	1,502,434	$6,723,666	$34,498,632
Reinvestment of distributions	114,145	210,658	2,351,123	4,650,868
Shares redeemed	(525,600)	(1,103,640)	(11,356,967)	(24,943,789)
Net increase (decrease)	(102,764)	609,452	$(2,282,178)	$14,205,711
Class I
Shares sold	3,105,505	6,270,229	$68,985,951	$146,901,080
Reinvestment of distributions	499,887	857,158	10,614,336	19,361,443
Shares redeemed	(3,198,310)	(5,142,590)	(70,806,108)	(119,680,567)
Net increase (decrease)	407,082	1,984,797	$8,794,179	$46,581,956

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.10%
Actual		$1,000.00	$990.90	$5.50
Hypothetical-C		$1,000.00	$1,019.61	$5.58
Class T	1.33%
Actual		$1,000.00	$989.90	$6.65
Hypothetical-C		$1,000.00	$1,018.45	$6.75
Class B	1.91%
Actual		$1,000.00	$986.60	$9.54
Hypothetical-C		$1,000.00	$1,015.53	$9.68
Class C	1.87%
Actual		$1,000.00	$987.00	$9.34
Hypothetical-C		$1,000.00	$1,015.74	$9.48
Class I	.85%
Actual		$1,000.00	$992.00	$4.26
Hypothetical-C		$1,000.00	$1,020.86	$4.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of SelectCo and the sub-advisers (together with SelectCo, the Investment Advisers) as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the investment staff of the Investment Advisers, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that in 2014 the ad hoc Committee on Transfer Agency Fees was formed by it and the boards of certain other Fidelity funds to review the variety of transfer agency services and fee structures throughout the mutual fund industry compared to Fidelity's.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (viii) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (ix) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (x) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xi) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark for the one-, three-, and five-year periods ended June 30, 2015, and as a result, the Board will continue to discuss with SelectCo the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2015.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the boards of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's long-term expectations for its offerings in the workplace investing channel; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of outsourcing, the increased use of omnibus accounts, and lower pricing in the retirement channel; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ARE-SANN-0316
1.783109.114

Fidelity Advisor® Real Estate Fund Class I Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	11.7	10.1
Boston Properties, Inc.	5.4	5.6
Public Storage	5.3	4.5
Ventas, Inc.	5.0	3.2
Extra Space Storage, Inc.	4.7	3.4
Essex Property Trust, Inc.	4.6	5.1
UDR, Inc.	3.9	3.9
Federal Realty Investment Trust (SBI)	3.5	3.1
Equity Residential (SBI)	3.4	2.2
Mid-America Apartment Communities, Inc.	3.3	0.2
	50.8

Top Five REIT Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.2	18.0
REITs - Regional Malls	16.1	15.7
REITs - Office Property	13.0	16.7
REITs - Health Care	10.5	11.5
REITs - Storage	10.0	7.9

Asset Allocation (% of fund's net assets)

As of January 31, 2016
Stocks	98.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

As of July 31, 2015
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Hotels, Restaurants & Leisure - 0.9%
Hotels, Resorts & Cruise Lines - 0.9%
Hilton Worldwide Holdings, Inc.	417,200	$7,430,332
Real Estate Investment Trusts - 97.3%
REITs - Apartments - 18.2%
AvalonBay Communities, Inc.	159,840	27,410,962
Equity Residential (SBI)	397,309	30,628,551
Essex Property Trust, Inc.	193,447	41,225,490
Mid-America Apartment Communities, Inc.	313,300	29,393,806
UDR, Inc.	976,300	34,746,517
		163,405,326
REITs - Diversified - 5.9%
Cousins Properties, Inc.	754,743	6,505,885
DuPont Fabros Technology, Inc.	541,600	17,964,872
Forest City Realty Trust, Inc. (a)	892,067	17,573,720
Liberty Property Trust (SBI)	251,300	7,368,116
Vornado Realty Trust	39,783	3,519,204
		52,931,797
REITs - Health Care - 10.5%
HCP, Inc.	219,295	7,881,462
Healthcare Realty Trust, Inc.	803,900	23,345,256
Healthcare Trust of America, Inc.	109,800	3,078,792
Sabra Health Care REIT, Inc.	386,800	7,101,648
Ventas, Inc.	806,605	44,621,389
Welltower, Inc.	128,369	7,987,119
		94,015,666
REITs - Hotels - 4.7%
Ashford Hospitality Prime, Inc.	282,400	3,103,576
Chesapeake Lodging Trust	138,200	3,471,584
FelCor Lodging Trust, Inc.	2,127,989	14,810,803
Host Hotels & Resorts, Inc.	1,341,534	18,580,246
Pebblebrook Hotel Trust	77,800	1,899,876
		41,866,085
REITs - Management/Investment - 2.5%
Coresite Realty Corp.	71,500	4,586,010
Empire State Realty Trust, Inc.	1,082,600	17,917,030
		22,503,040
REITs - Manufactured Homes - 2.4%
Equity Lifestyle Properties, Inc.	50,600	3,335,552
Sun Communities, Inc.	274,922	18,307,056
		21,642,608
REITs - Office Property - 13.0%
Alexandria Real Estate Equities, Inc.	111,633	8,839,101
Boston Properties, Inc.	421,247	48,953,114
Mack-Cali Realty Corp.	1,334,700	27,748,413
New York (REIT), Inc.	230,100	2,365,428
Parkway Properties, Inc.	864,900	11,650,203
SL Green Realty Corp.	179,965	17,386,419
		116,942,678
REITs - Regional Malls - 16.1%
General Growth Properties, Inc.	558,900	15,671,556
Simon Property Group, Inc.	565,450	105,332,025
Taubman Centers, Inc.	123,400	8,766,336
The Macerich Co.	190,200	14,829,894
		144,599,811
REITs - Shopping Centers - 9.4%
Cedar Shopping Centers, Inc.	1,355,043	9,566,604
Federal Realty Investment Trust (SBI)	207,502	31,297,527
Inland Real Estate Corp.	239,872	2,569,029
Kite Realty Group Trust	246,332	6,527,798
Ramco-Gershenson Properties Trust (SBI)	408,022	6,973,096
Urban Edge Properties	1,139,241	27,683,556
		84,617,610
REITs - Storage - 10.0%
Extra Space Storage, Inc.	465,400	42,207,126
Public Storage	189,450	48,036,942
		90,244,068
REITs - Warehouse/Industrial - 4.6%
DCT Industrial Trust, Inc.	731,450	26,178,596
Prologis, Inc.	243,277	9,602,143
Terreno Realty Corp.	255,600	5,745,888
		41,526,627

TOTAL REAL ESTATE INVESTMENT TRUSTS		874,295,316

TOTAL COMMON STOCKS
(Cost $711,166,781)		881,725,648

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (b)
(Cost $18,940,881)	18,940,881	18,940,881
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $730,107,662)		900,666,529
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,301,653)
NET ASSETS - 100%		$898,364,876

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,011
Fidelity Securities Lending Cash Central Fund	80
Total	$21,091

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $711,166,781)	$881,725,648
Fidelity Central Funds (cost $18,940,881)	18,940,881
Total Investments (cost $730,107,662)		$900,666,529
Receivable for investments sold		6,317,780
Receivable for fund shares sold		2,955,545
Dividends receivable		316,831
Distributions receivable from Fidelity Central Funds		6,684
Prepaid expenses		3,758
Other receivables		39,783
Total assets		910,306,910
Liabilities
Payable for investments purchased	$7,869,476
Payable for fund shares redeemed	3,180,320
Accrued management fee	415,517
Distribution and service plan fees payable	200,449
Other affiliated payables	207,262
Other payables and accrued expenses	69,010
Total liabilities		11,942,034
Net Assets		$898,364,876
Net Assets consist of:
Paid in capital		$734,739,233
Undistributed net investment income		91,271
Accumulated undistributed net realized gain (loss) on investments		(7,024,495)
Net unrealized appreciation (depreciation) on investments		170,558,867
Net Assets		$898,364,876
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($313,528,962 ÷ 14,375,811 shares)		$21.81
Maximum offering price per share (100/94.25 of $21.81)		$23.14
Class T:
Net Asset Value and redemption price per share ($166,908,911 ÷ 7,657,536 shares)		$21.80
Maximum offering price per share (100/96.50 of $21.80)		$22.59
Class B:
Net Asset Value and offering price per share ($2,923,020 ÷ 135,933 shares)(a)		$21.50
Class C:
Net Asset Value and offering price per share ($73,331,365 ÷ 3,423,257 shares)(a)		$21.42
Class I:
Net Asset Value, offering price and redemption price per share ($341,672,618 ÷ 15,537,276 shares)		$21.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$12,791,014
Income from Fidelity Central Funds		21,091
Total income		12,812,105
Expenses
Management fee	$2,494,357
Transfer agent fees	1,083,454
Distribution and service plan fees	1,213,856
Accounting and security lending fees	153,505
Custodian fees and expenses	17,777
Independent trustees' compensation	8,384
Registration fees	68,532
Audit	24,856
Legal	4,599
Miscellaneous	4,628
Total expenses before reductions	5,073,948
Expense reductions	(34,745)	5,039,203
Net investment income (loss)		7,772,902
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,046,757)
Total net realized gain (loss)		(3,046,757)
Change in net unrealized appreciation (depreciation) on investment securities		(14,401,840)
Net gain (loss)		(17,448,597)
Net increase (decrease) in net assets resulting from operations		$(9,675,695)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,772,902	$11,937,523
Net realized gain (loss)	(3,046,757)	43,067,889
Change in net unrealized appreciation (depreciation)	(14,401,840)	17,845,717
Net increase (decrease) in net assets resulting from operations	(9,675,695)	72,851,129
Distributions to shareholders from net investment income	(10,122,918)	(11,243,675)
Distributions to shareholders from net realized gain	(23,588,298)	(53,617,748)
Total distributions	(33,711,216)	(64,861,423)
Share transactions - net increase (decrease)	13,467,020	137,991,224
Total increase (decrease) in net assets	(29,919,891)	145,980,930
Net Assets
Beginning of period	928,284,767	782,303,837
End of period (including undistributed net investment income of $91,271 and undistributed net investment income of $2,441,287, respectively)	$898,364,876	$928,284,767

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.90	$22.57	$20.92	$19.83	$18.24	$14.88
Income from Investment Operations
Net investment income (loss)A	.19	.30	.31	.22	.17	.12
Net realized and unrealized gain (loss)	(.43)	1.82	2.13	1.27	2.02	3.37
Total from investment operations	(.24)	2.12	2.44	1.49	2.19	3.49
Distributions from net investment income	(.25)	(.30)	(.27)	(.23)	(.13)	(.13)
Distributions from net realized gain	(.59)	(1.49)	(.52)	(.17)	(.47)	–
Total distributions	(.85)B	(1.79)	(.79)	(.40)	(.60)	(.13)
Net asset value, end of period	$21.81	$22.90	$22.57	$20.92	$19.83	$18.24
Total ReturnC,D,E	(.91)%	9.70%	12.34%	7.66%	12.81%	23.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.10%	1.16%	1.17%	1.19%	1.19%
Expenses net of fee waivers, if any	1.10%H	1.10%	1.16%	1.17%	1.19%	1.19%
Expenses net of all reductions	1.09%H	1.09%	1.15%	1.16%	1.18%	1.18%
Net investment income (loss)	1.73%H	1.32%	1.47%	1.06%	.98%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$313,529	$327,489	$274,136	$246,323	$199,303	$178,978
Portfolio turnover rateI	69%H	57%	83%	63%	48%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.85 per share is comprised of distributions from net investment income of $.251 and distributions from net realized gain of $.594 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.88	$22.55	$20.91	$19.82	$18.24	$14.90
Income from Investment Operations
Net investment income (loss)A	.17	.25	.26	.17	.13	.07
Net realized and unrealized gain (loss)	(.44)	1.82	2.13	1.28	2.02	3.38
Total from investment operations	(.27)	2.07	2.39	1.45	2.15	3.45
Distributions from net investment income	(.22)	(.25)	(.23)	(.19)	(.10)	(.11)
Distributions from net realized gain	(.59)	(1.49)	(.52)	(.17)	(.47)	–
Total distributions	(.81)	(1.74)	(.75)	(.36)	(.57)	(.11)
Net asset value, end of period	$21.80	$22.88	$22.55	$20.91	$19.82	$18.24
Total ReturnB,C,D	(1.01)%	9.46%	12.07%	7.43%	12.52%	23.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.33%G	1.34%	1.37%	1.38%	1.43%	1.44%
Expenses net of fee waivers, if any	1.33%G	1.34%	1.37%	1.38%	1.43%	1.44%
Expenses net of all reductions	1.33%G	1.33%	1.36%	1.38%	1.43%	1.44%
Net investment income (loss)	1.49%G	1.09%	1.26%	.85%	.73%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$166,909	$168,375	$138,783	$114,717	$86,987	$76,785
Portfolio turnover rateH	69%G	57%	83%	63%	48%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.56	$22.28	$20.66	$19.59	$18.05	$14.77
Income from Investment Operations
Net investment income (loss)A	.10	.11	.14	.06	.04	(.01)
Net realized and unrealized gain (loss)	(.43)	1.80	2.10	1.26	2.00	3.35
Total from investment operations	(.33)	1.91	2.24	1.32	2.04	3.34
Distributions from net investment income	(.13)	(.14)	(.11)	(.08)	(.03)	(.06)
Distributions from net realized gain	(.59)	(1.49)	(.52)	(.17)	(.47)	–
Total distributions	(.73)B	(1.63)	(.62)C	(.25)	(.50)	(.06)
Net asset value, end of period	$21.50	$22.56	$22.28	$20.66	$19.59	$18.05
Total ReturnD,E,F	(1.34)%	8.85%	11.45%	6.84%	11.99%	22.69%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.91%I	1.92%	1.92%	1.92%	1.93%	1.94%
Expenses net of fee waivers, if any	1.91%I	1.92%	1.92%	1.92%	1.93%	1.94%
Expenses net of all reductions	1.90%I	1.91%	1.91%	1.91%	1.93%	1.93%
Net investment income (loss)	.92%I	.50%	.70%	.31%	.23%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,923	$3,829	$5,631	$8,697	$9,481	$11,542
Portfolio turnover rateJ	69%I	57%	83%	63%	48%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.73 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.594 per share.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.518 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.49	$22.23	$20.61	$19.55	$18.03	$14.76
Income from Investment Operations
Net investment income (loss)A	.10	.13	.15	.07	.04	(.01)
Net realized and unrealized gain (loss)	(.43)	1.78	2.10	1.26	1.98	3.35
Total from investment operations	(.33)	1.91	2.25	1.33	2.02	3.34
Distributions from net investment income	(.15)	(.16)	(.11)	(.10)	(.03)	(.07)
Distributions from net realized gain	(.59)	(1.49)	(.52)	(.17)	(.47)	–
Total distributions	(.74)	(1.65)	(.63)	(.27)	(.50)	(.07)
Net asset value, end of period	$21.42	$22.49	$22.23	$20.61	$19.55	$18.03
Total ReturnB,C,D	(1.30)%	8.85%	11.52%	6.89%	11.92%	22.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.87%G	1.87%	1.90%	1.90%	1.93%	1.94%
Expenses net of fee waivers, if any	1.87%G	1.87%	1.90%	1.90%	1.93%	1.94%
Expenses net of all reductions	1.86%G	1.86%	1.89%	1.89%	1.93%	1.93%
Net investment income (loss)	.96%G	.56%	.73%	.33%	.23%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$73,331	$79,291	$64,822	$75,461	$55,064	$47,406
Portfolio turnover rateH	69%G	57%	83%	63%	48%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Real Estate Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.09	$22.74	$21.07	$19.97	$18.36	$14.96
Income from Investment Operations
Net investment income (loss)A	.22	.36	.36	.28	.22	.16
Net realized and unrealized gain (loss)	(.44)	1.83	2.15	1.27	2.03	3.39
Total from investment operations	(.22)	2.19	2.51	1.55	2.25	3.55
Distributions from net investment income	(.28)	(.35)	(.32)	(.28)	(.17)	(.15)
Distributions from net realized gain	(.59)	(1.49)	(.52)	(.17)	(.47)	–
Total distributions	(.88)B	(1.84)	(.84)	(.45)	(.64)	(.15)
Net asset value, end of period	$21.99	$23.09	$22.74	$21.07	$19.97	$18.36
Total ReturnC,D	(.80)%	9.99%	12.64%	7.92%	13.12%	23.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	.85%	.89%	.90%	.93%	.93%
Expenses net of fee waivers, if any	.85%G	.85%	.89%	.90%	.93%	.93%
Expenses net of all reductions	.84%G	.84%	.88%	.89%	.93%	.92%
Net investment income (loss)	1.97%G	1.57%	1.74%	1.33%	1.23%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$341,673	$349,301	$298,932	$305,619	$283,054	$174,655
Portfolio turnover rateH	69%G	57%	83%	63%	48%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.88 per share is comprised of distributions from net investment income of $.284 and distributions from net realized gain of $.594 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$196,631,215
Gross unrealized depreciation	(30,625,096)
Net unrealized appreciation (depreciation) on securities	$166,006,119
Tax cost	$734,660,410

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,912,352 and $327,422,011, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$399,714	$-
Class T	.25%	.25%	420,274	-
Class B	.75%	.25%	16,903	12,677
Class C	.75%	.25%	376,965	67,164
			$1,213,856	$79,841

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,339
Class T	4,186
Class B*	238
Class C*	6,670
$37,433

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$380,977.24
Class T	187,940.22
Class B	5,038.30
Class C	96,863.26
Class I	412,636.24
	$1,083,454

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,564 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $608 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $80.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,403 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,330.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$3,601,177	$4,035,347
Class T	1,649,988	1,622,788
Class B	19,721	34,655
Class C	516,913	511,454
Class I	4,335,119	5,039,431
Total	$10,122,918	$11,243,675
From net realized gain
Class A	$8,321,843	$19,013,153
Class T	4,346,704	9,450,491
Class B	96,771	364,345
Class C	2,036,085	4,547,430
Class I	8,786,895	20,242,329
Total	$23,588,298	$53,617,748

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	2,308,311	6,477,452	$51,457,038	$150,703,408
Reinvestment of distributions	549,638	994,050	11,564,581	22,291,454
Shares redeemed	(2,784,360)	(5,315,431)	(61,435,193)	(122,321,981)
Net increase (decrease)	73,589	2,156,071	$1,586,426	$50,672,881
Class T
Shares sold	962,736	2,562,977	$21,119,964	$59,571,645
Reinvestment of distributions	279,758	484,775	5,877,551	10,861,687
Shares redeemed	(944,157)	(1,841,950)	(20,887,252)	(42,022,412)
Net increase (decrease)	298,337	1,205,802	$6,110,263	$28,410,920
Class B
Shares sold	574	16,002	$12,750	$364,459
Reinvestment of distributions	5,480	16,893	113,056	373,842
Shares redeemed	(39,888)	(115,814)	(867,476)	(2,618,545)
Net increase (decrease)	(33,834)	(82,919)	$(741,670)	$(1,880,244)
Class C
Shares sold	308,691	1,502,434	$6,723,666	$34,498,632
Reinvestment of distributions	114,145	210,658	2,351,123	4,650,868
Shares redeemed	(525,600)	(1,103,640)	(11,356,967)	(24,943,789)
Net increase (decrease)	(102,764)	609,452	$(2,282,178)	$14,205,711
Class I
Shares sold	3,105,505	6,270,229	$68,985,951	$146,901,080
Reinvestment of distributions	499,887	857,158	10,614,336	19,361,443
Shares redeemed	(3,198,310)	(5,142,590)	(70,806,108)	(119,680,567)
Net increase (decrease)	407,082	1,984,797	$8,794,179	$46,581,956

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.10%
Actual		$1,000.00	$990.90	$5.50
Hypothetical-C		$1,000.00	$1,019.61	$5.58
Class T	1.33%
Actual		$1,000.00	$989.90	$6.65
Hypothetical-C		$1,000.00	$1,018.45	$6.75
Class B	1.91%
Actual		$1,000.00	$986.60	$9.54
Hypothetical-C		$1,000.00	$1,015.53	$9.68
Class C	1.87%
Actual		$1,000.00	$987.00	$9.34
Hypothetical-C		$1,000.00	$1,015.74	$9.48
Class I	.85%
Actual		$1,000.00	$992.00	$4.26
Hypothetical-C		$1,000.00	$1,020.86	$4.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of SelectCo and the sub-advisers (together with SelectCo, the Investment Advisers) as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the investment staff of the Investment Advisers, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that in 2014 the ad hoc Committee on Transfer Agency Fees was formed by it and the boards of certain other Fidelity funds to review the variety of transfer agency services and fee structures throughout the mutual fund industry compared to Fidelity's.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (viii) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (ix) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (x) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xi) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark for the one-, three-, and five-year periods ended June 30, 2015, and as a result, the Board will continue to discuss with SelectCo the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2015.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the boards of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's long-term expectations for its offerings in the workplace investing channel; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of outsourcing, the increased use of omnibus accounts, and lower pricing in the retirement channel; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AREI-SANN-0316
1.783110.114

Fidelity Advisor Focus Funds®
Class A, Class T, Class B and Class C

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor® Communications Equipment Fund

Fidelity Advisor® Consumer Discretionary Fund

Fidelity Advisor® Electronics Fund

Fidelity Advisor® Energy Fund

Fidelity Advisor® Financial Services Fund

Fidelity Advisor® Health Care Fund

Fidelity Advisor® Industrials Fund

Fidelity Advisor® Technology Fund

Fidelity Advisor® Utilities Fund

Semi-Annual Report

January 31, 2016

Contents

Fidelity Advisor® Biotechnology Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Communications Equipment Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Consumer Discretionary Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Electronics Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Energy Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Financial Services Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Health Care Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Industrials Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Technology Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity Advisor® Utilities Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor® Biotechnology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Biogen, Inc.	6.5	6.9
Alexion Pharmaceuticals, Inc.	6.2	5.4
Celgene Corp.	6.1	6.0
Regeneron Pharmaceuticals, Inc.	5.5	5.4
Gilead Sciences, Inc.	4.7	8.8
Vertex Pharmaceuticals, Inc.	4.0	3.6
BioMarin Pharmaceutical, Inc.	3.8	4.9
Incyte Corp.	3.1	2.2
Genmab A/S	2.2	0.9
Anacor Pharmaceuticals, Inc.	1.8	2.3
	43.9

Top Industries (% of fund's net assets)

As of January 31, 2016
Biotechnology	86.9%
Pharmaceuticals	12.3%
Health Care Equipment & Supplies	0.3%
Capital Markets	0.1%
Health Care Providers & Services	0.1%
All Others*	0.3%

As of July 31, 2015
Biotechnology	90.4%
Pharmaceuticals	8.8%
Health Care Equipment & Supplies	0.2%
Life Sciences Tools & Services	0.1%
All Others*	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Biotechnology Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Biotechnology - 85.9%
Biotechnology - 85.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	499,986	$10,344,710
Acceleron Pharma, Inc. (a)	594,191	18,241,664
Achillion Pharmaceuticals, Inc. (a)(b)	1,640,172	11,087,563
Acorda Therapeutics, Inc. (a)	665,253	24,494,615
Actelion Ltd.	129,712	17,093,395
Adamas Pharmaceuticals, Inc. (a)	1,043,948	17,893,269
Adaptimmune Therapeutics PLC sponsored ADR	823,742	5,823,856
ADMA Biologics, Inc. (a)	50,300	303,561
Aduro Biotech, Inc. (b)	260,518	3,772,301
Aduro Biotech, Inc. (c)	345,762	5,006,634
Aegerion Pharmaceuticals, Inc. (a)(b)	1,437,389	10,176,714
Affimed NV (a)	179,950	597,434
Agenus, Inc. (a)	487,360	1,535,184
Agenus, Inc. warrants 1/9/18 (a)	452,000	809
Agios Pharmaceuticals, Inc. (a)	42,471	1,793,126
Aimmune Therapeutics, Inc. (a)(b)	460,656	6,301,774
Aimmune Therapeutics, Inc.	460,107	6,231,321
Akebia Therapeutics, Inc. (a)	434,377	3,183,983
Alder Biopharmaceuticals, Inc. (a)(b)	724,713	17,523,560
Aldeyra Therapeutics, Inc. (a)	478,895	2,303,485
Alexion Pharmaceuticals, Inc. (a)	1,143,165	166,822,068
Alkermes PLC (a)	390,703	12,506,403
Alnylam Pharmaceuticals, Inc. (a)	225,735	15,562,171
AMAG Pharmaceuticals, Inc. (a)(b)	847,577	19,417,989
Amarin Corp. PLC ADR (a)(b)	1,077,203	1,464,996
Amgen, Inc.	30,330	4,632,301
Amicus Therapeutics, Inc. (a)(b)	1,005,270	6,071,831
Anacor Pharmaceuticals, Inc. (a)	659,551	49,552,067
Applied Genetic Technologies Corp. (a)	293,936	4,294,405
Ardelyx, Inc. (a)	1,105,464	11,507,880
ARIAD Pharmaceuticals, Inc. (a)(b)	815,995	4,096,295
Array BioPharma, Inc. (a)	378,104	1,168,341
Ascendis Pharma A/S sponsored ADR	35,700	679,728
Asterias Biotherapeutics, Inc. (a)(b)	115,938	372,161
Atara Biotherapeutics, Inc. (a)(b)	455,215	8,239,392
aTyr Pharma, Inc. (a)	45,620	240,874
aTyr Pharma, Inc. (c)	55,238	291,657
Avalanche Biotechnologies, Inc. (a)	125,129	750,774
Axovant Sciences Ltd. (a)	291,261	4,639,788
BioCryst Pharmaceuticals, Inc. (a)	326,300	2,274,311
Biogen, Inc. (a)	641,640	175,206,218
BioMarin Pharmaceutical, Inc. (a)	1,393,848	103,172,629
BioTime, Inc. warrants 10/1/18 (a)	2	1
bluebird bio, Inc. (a)	35,449	1,466,171
Blueprint Medicines Corp.	311,843	4,902,172
Calithera Biosciences, Inc. (a)(b)	497,158	2,485,790
Cara Therapeutics, Inc. (a)	307,888	2,770,992
Catabasis Pharmaceuticals, Inc. (b)	138,100	914,222
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	6,007
warrants 5/30/17 (a)	17,900	15,969
Celgene Corp. (a)	1,636,735	164,197,255
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	0
Celldex Therapeutics, Inc. (a)(b)	827,627	6,869,304
Cellectis SA sponsored ADR	40,000	894,400
Cepheid, Inc. (a)	51,400	1,513,730
Cerulean Pharma, Inc. (a)(b)	1,310,113	3,144,271
Chiasma, Inc. (a)	29,900	307,970
Chiasma, Inc. (c)	325,192	3,349,478
Chiasma, Inc. warrants (a)	81,298	221,852
Chimerix, Inc. (a)	281,786	2,169,752
Cidara Therapeutics, Inc. (b)	19,000	221,540
Cidara Therapeutics, Inc. (c)	223,967	2,611,455
Clovis Oncology, Inc. (a)(b)	139,332	2,914,825
Concert Pharmaceuticals, Inc. (a)	35,584	543,368
CTI BioPharma Corp. (a)(b)	5,520,646	6,956,014
Cytokinetics, Inc. (a)	191,719	1,476,236
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	123,930
CytomX Therapeutics, Inc.	64,961	969,510
DBV Technologies SA sponsored ADR (a)	258,000	6,705,420
Dicerna Pharmaceuticals, Inc. (a)(b)	125,106	820,695
Dynavax Technologies Corp. (a)(b)	558,819	13,461,950
Edge Therapeutics, Inc. (a)(b)	215,200	2,390,872
Eleven Biotherapeutics, Inc. (a)(b)	41,779	13,386
Emergent BioSolutions, Inc. (a)	146,555	5,363,913
Enanta Pharmaceuticals, Inc. (a)(b)	100,387	2,579,946
Epirus Biopharmaceuticals, Inc. (a)	254,100	820,743
Epizyme, Inc. (a)(b)	2,351,873	21,378,526
Esperion Therapeutics, Inc. (a)(b)	348,778	5,189,817
Exact Sciences Corp. (a)(b)	364,159	2,392,525
Exelixis, Inc. (a)(b)	1,040,940	4,809,143
Fate Therapeutics, Inc. (a)(b)	234,604	505,572
Fibrocell Science, Inc. (a)	279,800	719,086
FibroGen, Inc. (a)	74,322	1,507,250
Forward Pharma A/S sponsored ADR (a)	23,100	370,755
Foundation Medicine, Inc. (a)(b)	159,200	2,322,728
Galapagos Genomics NV sponsored ADR (b)	253,629	12,407,531
Genmab A/S (a)	464,102	58,280,477
Genocea Biosciences, Inc. (a)	159,921	497,354
Genomic Health, Inc. (a)	54,120	1,558,656
Geron Corp. (a)(b)	4,760,774	14,520,361
Gilead Sciences, Inc.	1,514,648	125,715,784
Global Blood Therapeutics, Inc.	518,310	9,713,492
Global Blood Therapeutics, Inc. (a)	70,157	1,328,072
Halozyme Therapeutics, Inc. (a)(b)	1,156,138	10,174,014
Heron Therapeutics, Inc. (a)(b)	535,642	11,243,126
Histogenics Corp. (a)(b)(d)	672,534	2,024,327
Ignyta, Inc. (a)	652,672	6,513,667
Immune Design Corp. (a)	268,300	2,809,101
ImmunoGen, Inc. (a)(b)	1,249,451	10,607,839
Immunomedics, Inc. (a)(b)	2,399,384	4,510,842
Incyte Corp. (a)	1,166,968	82,341,262
Infinity Pharmaceuticals, Inc. (a)	287,434	1,784,965
Insys Therapeutics, Inc. (a)(b)	585,194	10,153,116
Intercept Pharmaceuticals, Inc. (a)	175,060	18,596,624
Intrexon Corp. (a)(b)	273,808	7,978,765
Ionis Pharmaceuticals, Inc. (a)	386,340	15,040,216
Ironwood Pharmaceuticals, Inc. Class A (a)	670,651	6,190,109
Juno Therapeutics, Inc. (a)(b)	73,900	2,038,162
Juno Therapeutics, Inc. (c)	214,673	5,920,681
Karyopharm Therapeutics, Inc. (a)(b)	1,159,016	7,209,080
Keryx Biopharmaceuticals, Inc. (a)(b)	673,542	2,377,603
Kite Pharma, Inc. (a)(b)	729,920	34,663,901
Kura Oncology, Inc.	1,037,902	4,981,930
La Jolla Pharmaceutical Co. (a)	327,300	5,796,483
Lexicon Pharmaceuticals, Inc. (a)(b)	930,237	9,479,115
Ligand Pharmaceuticals, Inc. Class B (a)(b)	126,712	12,667,399
Lion Biotechnologies, Inc. (a)	369,046	2,210,586
Loxo Oncology, Inc. (a)	400,471	8,273,731
Macrogenics, Inc. (a)	575,691	11,588,660
MannKind Corp. (a)(b)	1,121,356	1,118,328
MediciNova, Inc. (a)(b)	1,018,480	4,104,474
Medivation, Inc. (a)	1,377,738	45,052,033
Merrimack Pharmaceuticals, Inc. (a)	204,236	1,260,136
Mesoblast Ltd. sponsored ADR (a)(b)	250,700	1,353,780
MiMedx Group, Inc. (a)(b)	250,413	2,083,436
Minerva Neurosciences, Inc. (a)(b)	921,974	4,794,265
Mirati Therapeutics, Inc. (a)	34,314	738,780
Mirna Therapeutics, Inc. (a)(b)	281,700	1,270,467
Momenta Pharmaceuticals, Inc. (a)	121,037	1,503,280
Myriad Genetics, Inc. (a)(b)	195,057	7,601,371
NantKwest, Inc. (a)(b)	361,278	3,721,163
Neurocrine Biosciences, Inc. (a)	669,028	28,467,141
NewLink Genetics Corp. (a)(b)	252,479	6,150,388
Nivalis Therapeutics, Inc.	18,600	87,234
Novavax, Inc. (a)(b)	2,767,531	14,252,785
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	1
OncoMed Pharmaceuticals, Inc. (a)(b)	175,270	1,621,248
Ophthotech Corp. (a)	762,637	41,327,299
Opko Health, Inc. (a)(b)	586,151	4,712,654
Oragenics, Inc. (a)	250,308	265,326
Orexigen Therapeutics, Inc. (a)(b)	1,765,996	3,231,773
Organovo Holdings, Inc. (a)(b)	194,083	380,403
Osiris Therapeutics, Inc. (b)	203,971	1,460,432
OvaScience, Inc. (a)(b)	193,445	1,092,964
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc. (a)	526,888	17,403,111
Progenics Pharmaceuticals, Inc. (a)(b)	793,543	3,309,074
ProNai Therapeutics, Inc. (a)(b)	377,900	3,129,012
ProQR Therapeutics BV (a)	249,416	1,314,422
Proteon Therapeutics, Inc. (a)	137,500	1,282,875
Prothena Corp. PLC (a)	128,634	5,010,294
PTC Therapeutics, Inc. (a)(b)	330,278	7,867,222
Puma Biotechnology, Inc. (a)(b)	324,394	13,540,206
Radius Health, Inc. (a)	975,562	31,247,251
Raptor Pharmaceutical Corp. (a)	625,173	2,563,209
Regeneron Pharmaceuticals, Inc. (a)	353,005	148,293,870
REGENXBIO, Inc. (a)(b)	423,050	5,880,395
Regulus Therapeutics, Inc. (a)	265,221	1,532,977
Repligen Corp. (a)	361,227	8,001,178
Retrophin, Inc. (a)	266,445	3,988,682
Rigel Pharmaceuticals, Inc. (a)	643,465	1,769,529
Sage Therapeutics, Inc. (a)	262,168	8,803,601
Sangamo Biosciences, Inc. (a)(b)	682,852	4,131,255
Sarepta Therapeutics, Inc. (a)(b)	429,797	5,105,988
Seattle Genetics, Inc. (a)(b)	995,001	32,815,133
Seres Therapeutics, Inc. (b)	237,191	6,387,554
Seres Therapeutics, Inc.	352,270	9,486,631
Sophiris Bio, Inc. (a)	141,653	273,390
Spark Therapeutics, Inc. (b)	314,145	8,849,465
Spectrum Pharmaceuticals, Inc. (a)	338,247	1,677,705
Stemline Therapeutics, Inc. (a)(b)	348,093	1,754,389
Sunesis Pharmaceuticals, Inc. (a)(b)	830,240	647,587
TESARO, Inc. (a)(b)	456,937	15,782,604
TG Therapeutics, Inc. (a)(b)	1,428,493	11,670,788
Threshold Pharmaceuticals, Inc. (a)(b)	26,804	8,577
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	0
Tobira Therapeutics, Inc. (a)(b)	299,451	2,150,058
Tokai Pharmaceuticals, Inc. (a)(b)	91,000	570,570
Trevena, Inc. (a)	286,767	2,087,664
Ultragenyx Pharmaceutical, Inc. (a)	366,427	20,574,876
uniQure B.V. (a)(b)	158,829	2,895,453
United Therapeutics Corp. (a)	148,094	18,242,219
Verastem, Inc. (a)	365,402	438,482
Versartis, Inc. (a)(b)	355,976	3,965,573
Vertex Pharmaceuticals, Inc. (a)	1,198,919	108,801,899
Vical, Inc. (a)	659,862	230,952
Vitae Pharmaceuticals, Inc. (a)	1,091,502	10,696,720
Vital Therapies, Inc. (a)(b)	581,760	5,323,104
Voyager Therapeutics, Inc. (a)(b)	1,016,525	10,856,487
Voyager Therapeutics, Inc.	282,352	2,713,967
Xencor, Inc. (a)	523,108	5,660,029
Xenon Pharmaceuticals, Inc. (a)	102,215	676,663
XOMA Corp. (a)(b)	1,918,701	1,937,888
Zafgen, Inc. (a)(b)	1,356,174	9,018,557
ZIOPHARM Oncology, Inc. (a)(b)	160,501	797,690
		2,309,086,797
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (e)	12,210	1,711,842
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Bellerophon Therapeutics, Inc. (b)	227,700	523,710
Novocure Ltd.	155,553	1,844,236
Novocure Ltd. (a)(b)	169,200	2,111,616
Vermillion, Inc. (a)(b)	1,165,400	1,783,062
Zosano Pharma Corp. (b)	598,503	1,364,587
		7,627,211
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc.	469,540	1,596,573
Transgenomic, Inc. (a)	13,500	8,505
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	1
		1,605,079
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	6,666	11,466
Pharmaceuticals - 11.9%
Pharmaceuticals - 11.9%
Achaogen, Inc. (a)	141,215	511,198
Adimab LLC unit (e)(f)	398,401	7,637,946
Aradigm Corp. (a)	8,786	32,596
Auris Medical Holding AG (a)	261,667	1,172,268
Axsome Therapeutics, Inc. (a)(b)	956,860	7,492,214
Biodel, Inc. (a)	718,800	178,981
Biodelivery Sciences International, Inc. (a)(b)	609,750	2,469,488
Carbylan Therapeutics, Inc.	763,811	1,856,061
Cempra, Inc. (a)(b)	1,143,578	19,703,849
Collegium Pharmaceutical, Inc.	81,700	1,391,351
Dermira, Inc. (a)	563,614	15,781,192
Dermira, Inc. (c)	162,931	4,562,068
Egalet Corp. (a)(b)(d)	1,252,974	10,550,041
Eisai Co. Ltd.	342,900	20,726,310
Endo Health Solutions, Inc. (a)	58,774	3,260,194
Flex Pharma, Inc.	22,600	188,032
GW Pharmaceuticals PLC ADR (a)(b)	351,018	17,607,063
Horizon Pharma PLC (a)	1,904,309	33,325,408
Intra-Cellular Therapies, Inc. (a)	273,554	10,143,382
Jazz Pharmaceuticals PLC (a)	323,452	41,641,210
MyoKardia, Inc.	484,822	4,145,228
MyoKardia, Inc. (a)(b)	831,134	7,480,206
Nektar Therapeutics (a)	277,332	3,782,808
NeurogesX, Inc. (a)	150,000	510
Ocular Therapeutix, Inc. (a)(b)	380,371	2,327,871
Pacira Pharmaceuticals, Inc. (a)(b)	411,608	24,457,747
Paratek Pharmaceuticals, Inc. (a)	881,160	12,882,559
Parnell Pharmaceuticals Holdings Ltd. (a)	123,569	359,586
Pozen, Inc. (a)(b)	144,020	943,331
Repros Therapeutics, Inc. (a)(b)	1,037,775	1,068,908
Revance Therapeutics, Inc. (a)(b)	110,800	2,296,884
SCYNEXIS, Inc. (a)	111,900	511,383
Sun Pharmaceutical Industries Ltd.	552,504	7,151,532
Tetraphase Pharmaceuticals, Inc. (a)(b)	378,131	2,057,033
The Medicines Company (a)	565,722	19,551,352
TherapeuticsMD, Inc. (a)	1,497,500	10,707,125
Theravance Biopharma, Inc. (a)(b)	407,503	6,691,199
WAVE Life Sciences	230,144	2,802,463
WAVE Life Sciences (a)(b)	171,944	2,326,402
XenoPort, Inc. (a)(b)	478,008	2,375,700
Zogenix, Inc. (a)(b)	683,715	6,481,618
Zogenix, Inc. warrants 7/27/17 (a)	32,985	838
		320,633,135
TOTAL COMMON STOCKS
(Cost $2,959,279,215)		2,640,675,530

Convertible Preferred Stocks - 1.6%
Biotechnology - 1.0%
Biotechnology - 1.0%
23andMe, Inc. Series E (e)	341,730	3,229,349
AC Immune SA Series E (e)	101,250	724,343
Editas Medicine, Inc. Series B (e)	53,545	771,048
Gensight Biologics Series B (e)	76,600	381,380
Immunocore Ltd. Series A (e)	17,149	2,399,113
Intellia Therapeutics, Inc. Series B (e)	121,616	638,484
Jounce Therapeutics, Inc. Series B (e)	1,591,779	2,187,104
Moderna LLC:
Series D, 8.00% (a)(e)	26,918	1,245,173
Series E (a)(e)	54,410	2,516,898
Ovid Therapeutics, Inc. Series B (e)	246,448	917,279
Pronutria Biosciences, Inc. Series C (e)	341,857	2,447,012
RaNA Therapeutics LLC Series B (e)	1,310,353	744,281
Scholar Rock LLC Series B (e)	1,083,994	2,306,739
Syndax Pharmaceuticals, Inc. Series C1 (e)	345,059	2,981,310
Twist Bioscience Corp.:
Series C (e)	1,866,791	4,005,573
Series D (e)	453,587	973,262
		28,468,348
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Allena Pharmaceuticals, Inc. Series C (e)	1,505,538	2,681,363
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (e)	213,402	464,149
Series B (e)	693,558	1,508,489
		1,972,638
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Afferent Pharmaceuticals, Inc. Series C (e)	1,915,787	2,693,597
Corvus Pharmaceuticals, Inc. Series B (e)	180,163	2,524,084
Kolltan Pharmaceuticals, Inc. Series D (a)(e)	1,610,391	1,610,391
Stemcentrx, Inc. Series G (e)	208,907	2,996,144
Syros Pharmaceuticals, Inc. Series B, 6.00% (a)(e)	234,635	738,185
		10,562,401
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $55,238,619)		43,684,750

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 0.38% (g)	13,705,065	13,705,065
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	205,674,731	205,674,731
TOTAL MONEY MARKET FUNDS
(Cost $219,379,796)		219,379,796
TOTAL INVESTMENT PORTFOLIO - 108.0%
(Cost $3,233,897,630)		2,903,740,076
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(215,921,247)
NET ASSETS - 100%		$2,687,818,829

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,741,973 or 0.8% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,034,536 or 2.0% of net assets.

 (f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$3,700,003
AC Immune SA Series E	10/19/15	$975,669
Adimab LLC unit	9/17/14 - 6/5/15	$6,416,091
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$4,700,000
Allena Pharmaceuticals, Inc. Series C	11/25/15	$3,989,676
Codiak Biosciences, Inc. Series A	11/12/15	$213,402
Codiak Biosciences, Inc. Series B	11/12/15	$2,080,674
Corvus Pharmaceuticals, Inc. Series B	9/16/15	$2,524,084
Editas Medicine, Inc. Series B	8/4/15	$626,477
Gensight Biologics Series B	7/2/15	$590,265
Immunocore Ltd. Series A	7/27/15	$3,227,085
Intellia Therapeutics, Inc. Series B	8/20/15	$638,484
Jounce Therapeutics, Inc. Series B	4/17/15	$3,597,421
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$1,610,391
Moderna LLC Series D, 8.00%	11/6/13	$574,161
Moderna LLC Series E	12/18/14	$3,355,465
Ovid Therapeutics, Inc. Series B	8/10/15	$1,535,371
Pronutria Biosciences, Inc. Series C	1/30/15	$3,445,919
RaNA Therapeutics LLC Series B	7/17/15	$1,415,181
RPI International Holdings LP	5/21/15	$1,439,559
Scholar Rock LLC Series B	12/17/15	$3,251,982
Stemcentrx, Inc. Series G	8/14/15	$4,813,217
Syndax Pharmaceuticals, Inc. Series C1	8/21/15	$3,862,245
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14 - 1/12/16	$738,186
Twist Bioscience Corp. Series C	5/29/15	$2,800,000
Twist Bioscience Corp. Series D	1/8/16	$973,262

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,995
Fidelity Securities Lending Cash Central Fund	3,402,595
Total	$3,417,590

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adamas Pharmaceuticals, Inc.	$22,064,924	$3,508,766	$--	$--	$--
Aegerion Pharmaceuticals, Inc.	27,497,252	--	--	--	--
Egalet Corp.	5,675,368	9,528,212	--	--	10,550,041
Histogenics Corp.	4,284,042	--	--	--	2,024,327
Total	$59,521,586	$13,036,978	$--	$--	$12,574,368

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,640,675,530	$2,497,687,829	$133,637,911	$9,349,790
Convertible Preferred Stocks	43,684,750	--	2,981,310	40,703,440
Money Market Funds	219,379,796	219,379,796	--	--
Total Investments in Securities:	$2,903,740,076	$2,717,067,625	$136,619,221	$50,053,230

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$76,339,677
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$13,219,438
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(940,217)
Cost of Purchases	8,500
Proceeds of Sales	(878,043)
Amortization/Accretion	--
Transfers in to Level 3	2
Transfers out of Level 3	(2,059,890)
Ending Balance	$9,349,790
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$243,796
Convertible Preferred Stocks
Beginning Balance	$59,208,008
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(20,557,571)
Cost of Purchases	21,844,541
Proceeds of Sales	(19,791,538)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$40,703,440
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(11,764,722)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
Ireland	3.5%
Denmark	2.2%
United Kingdom	1.1%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $203,832,360) — See accompanying schedule: Unaffiliated issuers (cost $2,992,516,227)	$2,671,785,912
Fidelity Central Funds (cost $219,379,796)	219,379,796
Other affiliated issuers (cost $22,001,607)	12,574,368
Total Investments (cost $3,233,897,630)		$2,903,740,076
Receivable for investments sold		24,862
Receivable for fund shares sold		6,646,108
Distributions receivable from Fidelity Central Funds		562,551
Prepaid expenses		16,323
Other receivables		3,255
Total assets		2,910,993,175
Liabilities
Payable to custodian bank	$3,063
Payable for fund shares redeemed	14,357,667
Accrued management fee	1,421,274
Distribution and service plan fees payable	925,204
Other affiliated payables	665,705
Other payables and accrued expenses	126,702
Collateral on securities loaned, at value	205,674,731
Total liabilities		223,174,346
Net Assets		$2,687,818,829
Net Assets consist of:
Paid in capital		$3,019,739,821
Accumulated net investment loss		(14,314,839)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,602,532
Net unrealized appreciation (depreciation) on investments		(330,208,685)
Net Assets		$2,687,818,829
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,052,779,391 ÷ 54,855,241 shares)		$19.19
Maximum offering price per share (100/94.25 of $19.19)		$20.36
Class T:
Net Asset Value and redemption price per share ($127,758,675 ÷ 6,973,005 shares)		$18.32
Maximum offering price per share (100/96.50 of $18.32)		$18.98
Class B:
Net Asset Value and offering price per share ($3,959,447 ÷ 235,036 shares)(a)		$16.85
Class C:
Net Asset Value and offering price per share ($633,768,794 ÷ 37,610,515 shares)(a)		$16.85
Class I:
Net Asset Value, offering price and redemption price per share ($869,552,522 ÷ 43,101,740 shares)		$20.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$2,955,118
Income from Fidelity Central Funds (including $3,402,595 from security lending)		3,417,590
Total income		6,372,708
Expenses
Management fee	$9,867,712
Transfer agent fees	3,570,620
Distribution and service plan fees	6,374,234
Accounting and security lending fees	534,459
Custodian fees and expenses	72,351
Independent trustees' compensation	34,197
Registration fees	153,094
Audit	51,038
Legal	19,274
Interest	6,838
Miscellaneous	19,089
Total expenses before reductions	20,702,906
Expense reductions	(15,359)	20,687,547
Net investment income (loss)		(14,314,839)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,066,087
Foreign currency transactions	(9,713)
Total net realized gain (loss)		25,056,374
Change in net unrealized appreciation (depreciation) on investment securities (net of increase in deferred foreign taxes of $51,131)		(1,542,779,776)
Net gain (loss)		(1,517,723,402)
Net increase (decrease) in net assets resulting from operations		$(1,532,038,241)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(14,314,839)	$(22,504,330)
Net realized gain (loss)	25,056,374	265,529,861
Change in net unrealized appreciation (depreciation)	(1,542,779,776)	881,295,858
Net increase (decrease) in net assets resulting from operations	(1,532,038,241)	1,124,321,389
Distributions to shareholders from net investment income	–	(69,565)
Distributions to shareholders from net realized gain	(189,322,364)	(51,362,234)
Total distributions	(189,322,364)	(51,431,799)
Share transactions - net increase (decrease)	283,799,085	1,521,666,795
Redemption fees	200,094	97,303
Total increase (decrease) in net assets	(1,437,361,426)	2,594,653,688
Net Assets
Beginning of period	4,125,180,255	1,530,526,567
End of period (including accumulated net investment loss of $14,314,839 and undistributed net investment income of $0, respectively)	$2,687,818,829	$4,125,180,255

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.43	$20.19	$17.25	$11.79	$8.81	$6.67
Income from Investment Operations
Net investment income (loss)A	(.09)	(.20)	(.13)	(.09)	(.07)	(.07)B
Net realized and unrealized gain (loss)	(10.75)	12.04	3.12	6.24	3.05	2.21
Total from investment operations	(10.84)	11.84	2.99	6.15	2.98	2.14
Distributions from net realized gain	(1.40)	(.60)	(.05)	(.69)	–	–
Total distributions	(1.40)	(.60)	(.05)	(.69)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$19.19	$31.43	$20.19	$17.25	$11.79	$8.81
Total ReturnD,E,F	(35.90)%	59.66%	17.38%	54.94%	33.83%	32.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%I	1.04%	1.08%	1.15%	1.27%	1.35%
Expenses net of fee waivers, if any	1.05%I	1.04%	1.08%	1.15%	1.27%	1.35%
Expenses net of all reductions	1.05%I	1.04%	1.08%	1.14%	1.27%	1.34%
Net investment income (loss)	(.69)%I	(.75)%	(.68)%	(.63)%	(.73)%	(.91)%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,052,779	$1,560,528	$602,625	$286,695	$68,993	$30,639
Portfolio turnover rateJ	28%I	26%	50%	22%	82%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$30.06	$19.39	$16.63	$11.42	$8.56	$6.50
Income from Investment Operations
Net investment income (loss)A	(.12)	(.27)	(.19)	(.12)	(.10)	(.09)B
Net realized and unrealized gain (loss)	(10.27)	11.54	3.00	6.02	2.96	2.15
Total from investment operations	(10.39)	11.27	2.81	5.90	2.86	2.06
Distributions from net realized gain	(1.35)	(.60)	(.05)	(.69)	–	–
Total distributions	(1.35)	(.60)	(.05)	(.69)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$18.32	$30.06	$19.39	$16.63	$11.42	$8.56
Total ReturnD,E,F	(35.98)%	59.17%	16.95%	54.50%	33.41%	31.69%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.36%I	1.35%	1.41%	1.46%	1.56%	1.64%
Expenses net of fee waivers, if any	1.36%I	1.35%	1.41%	1.46%	1.56%	1.64%
Expenses net of all reductions	1.36%I	1.34%	1.40%	1.46%	1.56%	1.64%
Net investment income (loss)	(1.00)%I	(1.05)%	(1.01)%	(.94)%	(1.02)%	(1.21)%B
Supplemental Data
Net assets, end of period (000 omitted)	$127,759	$196,393	$95,945	$67,887	$28,154	$16,454
Portfolio turnover rateJ	28%I	26%	50%	22%	82%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$27.73	$18.01	$15.52	$10.75	$8.09	$6.17
Income from Investment Operations
Net investment income (loss)A	(.17)	(.35)	(.26)	(.17)	(.13)	(.12)B
Net realized and unrealized gain (loss)	(9.45)	10.67	2.80	5.63	2.79	2.04
Total from investment operations	(9.62)	10.32	2.54	5.46	2.66	1.92
Distributions from net realized gain	(1.26)	(.60)	(.05)	(.69)	–	–
Total distributions	(1.26)	(.60)	(.05)	(.69)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$16.85	$27.73	$18.01	$15.52	$10.75	$8.09
Total ReturnD,E,F	(36.13)%	58.42%	16.42%	53.76%	32.88%	31.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	1.83%	1.89%	1.94%	2.03%	2.10%
Expenses net of fee waivers, if any	1.83%I	1.83%	1.89%	1.94%	2.03%	2.10%
Expenses net of all reductions	1.83%I	1.82%	1.88%	1.94%	2.02%	2.09%
Net investment income (loss)	(1.48)%I	(1.53)%	(1.49)%	(1.42)%	(1.49)%	(1.66)%B
Supplemental Data
Net assets, end of period (000 omitted)	$3,959	$8,098	$6,101	$8,136	$6,349	$5,849
Portfolio turnover rateJ	28%I	26%	50%	22%	82%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$27.78	$18.04	$15.53	$10.76	$8.10	$6.18
Income from Investment Operations
Net investment income (loss)A	(.16)	(.35)	(.25)	(.17)	(.13)	(.12)B
Net realized and unrealized gain (loss)	(9.45)	10.69	2.81	5.63	2.79	2.04
Total from investment operations	(9.61)	10.34	2.56	5.46	2.66	1.92
Distributions from net realized gain	(1.32)	(.60)	(.05)	(.69)	–	–
Total distributions	(1.32)	(.60)	(.05)	(.69)	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$16.85	$27.78	$18.04	$15.53	$10.76	$8.10
Total ReturnD,E,F	(36.11)%	58.43%	16.54%	53.71%	32.84%	31.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.80%I	1.79%	1.83%	1.88%	2.01%	2.10%
Expenses net of fee waivers, if any	1.80%I	1.79%	1.83%	1.88%	2.01%	2.10%
Expenses net of all reductions	1.80%I	1.79%	1.83%	1.87%	2.01%	2.09%
Net investment income (loss)	(1.44)%I	(1.49)%	(1.43)%	(1.36)%	(1.47)%	(1.66)%B
Supplemental Data
Net assets, end of period (000 omitted)	$633,769	$956,495	$359,967	$146,684	$31,710	$15,787
Portfolio turnover rateJ	28%I	26%	50%	22%	82%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Biotechnology Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.95	$21.10	$17.97	$12.22	$9.10	$6.87
Income from Investment Operations
Net investment income (loss)A	(.06)	(.14)	(.08)	(.05)	(.04)	(.05)B
Net realized and unrealized gain (loss)	(11.28)	12.60	3.26	6.49	3.16	2.28
Total from investment operations	(11.34)	12.46	3.18	6.44	3.12	2.23
Distributions from net realized gain	(1.44)	(.60)	(.05)	(.69)	–	–
Total distributions	(1.44)	(.61)C	(.05)	(.69)	–	–
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$20.17	$32.95	$21.10	$17.97	$12.22	$9.10
Total ReturnE,F	(35.80)%	60.00%	17.74%	55.39%	34.29%	32.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.81%	.85%	.95%	1.04%
Expenses net of fee waivers, if any	.78%I	.78%	.81%	.85%	.95%	1.04%
Expenses net of all reductions	.78%I	.77%	.80%	.84%	.94%	1.03%
Net investment income (loss)	(.43)%I	(.48)%	(.41)%	(.32)%	(.40)%	(.60)%B
Supplemental Data
Net assets, end of period (000 omitted)	$869,553	$1,403,666	$465,889	$177,926	$26,772	$5,903
Portfolio turnover rateJ	28%I	26%	50%	22%	82%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73) %.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.604 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$50,053,230	Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$1.00 - $140.00/ $20.50	Increase
		Market comparable	EV/Sales multiple	2.1	Increase
			Discount rate	21.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Partnership NAV	Partnership NAV	$140.20	Increase
		Proposed transaction price	Transaction price	$8.00	Increase
			Discount rate	10.0%	Decrease
			Index movement	30.2%	Increase
		Proxy adjustment	Proxy movement	25.0% - 47.4% / 32.9%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$476,116,518
Gross unrealized depreciation	(814,858,124)
Net unrealized appreciation (depreciation) on securities	$(338,741,606)
Tax cost	$3,242,481,682

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $591,885,078 and $494,207,020, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,729,946	$–
Class T	.25%	.25%	420,676	–
Class B	.75%	.25%	30,633	22,975
Class C	.75%	.25%	4,192,979	1,706,860
			$6,374,234	$1,729,835

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$881,974
Class T	53,596
Class B(a)	528
Class C(a)	175,492
$1,111,590

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,380,953.20
Class T	218,765.26
Class B	7,327.24
Class C	841,596.20
Class I	1,121,979.19
	$3,570,620

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35,955 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,694,333.48%		$1,875

Interfund Trades. The Fundmay purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,493 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $18,734,636. The weighted average interest rate was .87%. The interest expense amounted to $4,963 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,097 for the period.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,262.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class I	$–	$69,565
Total	$–	$69,565
From net realized gain
Class A	$71,428,585	$19,162,759
Class T	8,780,705	3,137,062
Class B	350,358	191,809
Class C	46,525,418	13,249,824
Class I	62,237,298	15,620,780
Total	$189,322,364	$51,362,234

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	13,519,468	28,734,829	$352,870,183	$782,311,246
Reinvestment of distributions	2,387,348	750,777	66,988,968	17,834,437
Shares redeemed	(10,708,989)	(9,674,834)	(265,479,703)	(251,598,976)
Net increase (decrease)	5,197,827	19,810,772	$154,379,448	$548,546,707
Class T
Shares sold	1,232,394	2,609,939	$30,442,567	$67,425,583
Reinvestment of distributions	319,200	134,415	8,560,935	3,058,643
Shares redeemed	(1,111,590)	(1,158,298)	(26,768,785)	(29,041,801)
Net increase (decrease)	440,004	1,586,056	$12,234,717	$41,442,425
Class B
Shares sold	15,603	83,752	$361,193	$1,983,767
Reinvestment of distributions	13,390	8,590	330,876	180,710
Shares redeemed	(86,028)	(138,999)	(1,919,426)	(3,242,788)
Net increase (decrease)	(57,035)	(46,657)	$(1,227,357)	$(1,078,311)
Class C
Shares sold	6,956,533	18,036,528	$160,829,470	$437,867,038
Reinvestment of distributions	1,618,899	528,140	40,003,000	11,164,448
Shares redeemed	(5,390,758)	(4,090,881)	(117,485,878)	(97,122,016)
Net increase (decrease)	3,184,674	14,473,787	$83,346,592	$351,909,470
Class I
Shares sold	12,159,049	29,622,523	$329,675,010	$833,349,459
Reinvestment of distributions	1,787,031	532,595	52,663,804	13,257,162
Shares redeemed	(13,439,620)	(9,644,195)	(347,273,129)	(265,760,117)
Net increase (decrease)	506,460	20,510,923	$35,065,685	$580,846,504

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Communications Equipment Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	18.8	16.9
Qualcomm, Inc.	17.0	19.2
Nokia Corp. sponsored ADR	8.1	3.9
F5 Networks, Inc.	6.1	6.9
CommScope Holding Co., Inc.	4.9	4.8
Harris Corp.	4.9	4.6
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.9	4.4
Juniper Networks, Inc.	4.5	5.0
Brocade Communications Systems, Inc.	4.2	3.4
Ruckus Wireless, Inc.	2.0	2.4
	75.4

Top Industries (% of fund's net assets)

As of January 31, 2016
Communications Equipment	90.0%
Technology Hardware, Storage & Peripherals	3.0%
Semiconductors & Semiconductor Equipment	2.1%
Electronic Equipment & Components	1.8%
Internet Software & Services	1.6%
All Others*	1.5%

As of July 31, 2015
Communications Equipment	92.2%
Technology Hardware, Storage & Peripherals	2.8%
Semiconductors & Semiconductor Equipment	1.6%
Internet Software & Services	1.3%
Electronic Equipment & Components	1.0%
All Others*	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Communications Equipment Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Communications Equipment - 90.0%
Communications Equipment - 90.0%
ADTRAN, Inc.	6,000	$108,960
Arris International PLC (a)	7,097	180,761
AudioCodes Ltd. (a)	4,900	21,168
Black Box Corp.	2,300	17,526
Brocade Communications Systems, Inc.	54,500	434,910
Calix Networks, Inc. (a)	1,700	13,056
Ciena Corp. (a)	600	10,662
Cisco Systems, Inc.	81,524	1,939,456
CommScope Holding Co., Inc. (a)	22,720	509,382
EchoStar Holding Corp. Class A (a)	650	22,835
F5 Networks, Inc. (a)	6,735	631,608
Finisar Corp. (a)	11,600	147,320
Harris Corp.	5,820	506,165
Infinera Corp. (a)	3,517	53,880
InterDigital, Inc.	2,700	121,608
Ixia (a)	6,190	59,238
Juniper Networks, Inc.	19,558	461,569
Lumentum Holdings, Inc. (a)	2,560	50,509
Mitel Networks Corp. (a)	3,710	27,009
Motorola Solutions, Inc.	2,209	147,495
NETGEAR, Inc. (a)	500	18,685
Nokia Corp. sponsored ADR	115,921	834,631
Plantronics, Inc.	2,310	103,557
Polycom, Inc. (a)	5,119	52,163
Qualcomm, Inc.	38,661	1,752,890
Radware Ltd. (a)	14,600	195,056
Ruckus Wireless, Inc. (a)	24,120	202,849
Sandvine Corp. (U.K.)	5,100	12,669
Sierra Wireless, Inc. (a)	400	5,976
Sonus Networks, Inc. (a)	7,150	42,900
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	56,330	501,337
Viavi Solutions, Inc. (a)	12,800	64,000
Wi-Lan, Inc. (b)	30,000	32,979
		9,284,809
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
Vonage Holdings Corp. (a)	4,390	22,521
Electronic Equipment & Components - 1.8%
Electronic Components - 0.3%
II-VI, Inc. (a)	1,360	28,288
Electronic Equipment & Instruments - 0.6%
Keysight Technologies, Inc. (a)	2,500	58,500
Electronic Manufacturing Services - 0.9%
TE Connectivity Ltd.	1,700	97,172

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		183,960

Internet Software & Services - 1.6%
Internet Software & Services - 1.6%
Alphabet, Inc.:
Class A	49	37,306
Class C	78	57,950
Rackspace Hosting, Inc. (a)	800	16,168
Web.com Group, Inc. (a)	2,700	50,841
		162,265
Semiconductors & Semiconductor Equipment - 2.1%
Semiconductors - 2.1%
Broadcom Corp. Class A	400	21,868
GSI Technology, Inc. (a)	4,700	16,215
Marvell Technology Group Ltd.	6,800	60,180
Maxim Integrated Products, Inc.	1,100	36,740
Qorvo, Inc. (a)	1,550	61,380
Semtech Corp. (a)	1,200	24,120
		220,503
Software - 0.5%
Application Software - 0.1%
Xura, Inc. (a)	370	7,940
Systems Software - 0.4%
Oracle Corp.	1,270	46,114

TOTAL SOFTWARE		54,054

Technology Hardware, Storage & Peripherals - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
BlackBerry Ltd. (a)	20,300	144,762
EMC Corp.	2,000	49,540
Hewlett Packard Enterprise Co.	1,000	13,760
HP, Inc.	4,600	44,666
QLogic Corp. (a)	500	6,410
Samsung Electronics Co. Ltd.	53	50,884
		310,022
TOTAL COMMON STOCKS
(Cost $10,646,394)		10,238,134

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.38% (c)	67,370	67,370
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	252,900	252,900
TOTAL MONEY MARKET FUNDS
(Cost $320,270)		320,270
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $10,966,664)		10,558,404
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(236,787)
NET ASSETS - 100%		$10,321,617

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78
Fidelity Securities Lending Cash Central Fund	713
Total	$791

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$10,238,134	$10,187,250	$50,884	$--
Money Market Funds	320,270	320,270	--	--
Total Investments in Securities:	$10,558,404	$10,507,520	$50,884	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.0%
Finland	8.1%
Sweden	4.9%
Canada	2.2%
Israel	2.1%
United Kingdom	1.7%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $250,090) — See accompanying schedule: Unaffiliated issuers (cost $10,646,394)	$10,238,134
Fidelity Central Funds (cost $320,270)	320,270
Total Investments (cost $10,966,664)		$10,558,404
Receivable for investments sold		102,888
Receivable for fund shares sold		991
Dividends receivable		787
Distributions receivable from Fidelity Central Funds		225
Prepaid expenses		52
Receivable from investment adviser for expense reductions		2,933
Other receivables		21
Total assets		10,666,301
Liabilities
Payable for investments purchased	$45,289
Payable for fund shares redeemed	9,195
Accrued management fee	4,859
Distribution and service plan fees payable	4,298
Other affiliated payables	3,106
Other payables and accrued expenses	25,037
Collateral on securities loaned, at value	252,900
Total liabilities		344,684
Net Assets		$10,321,617
Net Assets consist of:
Paid in capital		$10,525,495
Undistributed net investment income		3,587
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		200,819
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(408,284)
Net Assets		$10,321,617
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,866,941 ÷ 385,408 shares)		$10.03
Maximum offering price per share (100/94.25 of $10.03)		$10.64
Class T:
Net Asset Value and redemption price per share ($3,244,774 ÷ 335,093 shares)		$9.68
Maximum offering price per share (100/96.50 of $9.68)		$10.03
Class B:
Net Asset Value and offering price per share ($204,530 ÷ 22,848 shares)(a)		$8.95
Class C:
Net Asset Value and offering price per share ($2,214,885 ÷ 247,540 shares)(a)		$8.95
Class I:
Net Asset Value, offering price and redemption price per share ($790,487 ÷ 76,023 shares)		$10.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$98,134
Income from Fidelity Central Funds		791
Total income		98,925
Expenses
Management fee	$31,963
Transfer agent fees	18,467
Distribution and service plan fees	28,425
Accounting and security lending fees	2,308
Custodian fees and expenses	1,314
Independent trustees' compensation	110
Registration fees	48,235
Audit	22,604
Legal	302
Miscellaneous	172
Total expenses before reductions	153,900
Expense reductions	(58,562)	95,338
Net investment income (loss)		3,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	355,512
Foreign currency transactions	372
Total net realized gain (loss)		355,884
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,616,110)
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		(2,616,133)
Net gain (loss)		(2,260,249)
Net increase (decrease) in net assets resulting from operations		$(2,256,662)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,587	$(6,053)
Net realized gain (loss)	355,884	967,469
Change in net unrealized appreciation (depreciation)	(2,616,133)	(133,970)
Net increase (decrease) in net assets resulting from operations	(2,256,662)	827,446
Distributions to shareholders from net investment income	–	(25,322)
Distributions to shareholders from net realized gain	(387,325)	–
Share transactions - net increase (decrease)	(147,369)	(2,143,838)
Redemption fees	46	500
Total increase (decrease) in net assets	(2,791,310)	(1,341,214)
Net Assets
Beginning of period	13,112,927	14,454,141
End of period (including undistributed net investment income of $3,587 and $0, respectively)	$10,321,617	$13,112,927

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.57	$11.94	$10.22	$7.71	$9.73	$8.67
Income from Investment Operations
Net investment income (loss)A	.02	.02	.04B	.02	(.01)	(.06)
Net realized and unrealized gain (loss)	(2.19)	.64	1.68	2.50	(1.81)	1.12
Total from investment operations	(2.17)	.66	1.72	2.52	(1.82)	1.06
Distributions from net investment income	–	(.03)	–	(.01)	–	–
Distributions from net realized gain	(.37)	–	–	–	(.20)	–
Total distributions	(.37)	(.03)	–	(.01)	(.20)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.03	$12.57	$11.94	$10.22	$7.71	$9.73
Total ReturnD,E,F	(17.48)%	5.54%	16.83%	32.65%	(18.88)%	12.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.40%I	1.90%	1.96%	2.22%	1.96%	1.64%
Expenses net of fee waivers, if any	1.40%I	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%I	1.39%	1.39%	1.37%	1.39%	1.39%
Net investment income (loss)	.30%I	.16%	.40%B	.18%	(.16)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,867	$4,806	$4,725	$3,962	$3,568	$8,787
Portfolio turnover rateJ	26%I	60%	160%	33%	79%	101%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$11.55	$9.91	$7.49	$9.48	$8.46
Income from Investment Operations
Net investment income (loss)A	–B	(.01)	.02C	(.01)	(.03)	(.09)
Net realized and unrealized gain (loss)	(2.11)	.62	1.62	2.43	(1.76)	1.11
Total from investment operations	(2.11)	.61	1.64	2.42	(1.79)	1.02
Distributions from net investment income	–	(.01)	–	–	–	–
Distributions from net realized gain	(.36)	–	–	–	(.20)	–
Total distributions	(.36)	(.01)	–	–	(.20)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$9.68	$12.15	$11.55	$9.91	$7.49	$9.48
Total ReturnD,E,F	(17.60)%	5.24%	16.55%	32.31%	(19.06)%	12.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.69%I	2.19%	2.25%	2.52%	2.27%	1.97%
Expenses net of fee waivers, if any	1.65%I	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%I	1.64%	1.64%	1.62%	1.64%	1.64%
Net investment income (loss)	.05%I	(.09)%	.14%C	(.07)%	(.41)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,245	$4,029	$3,995	$3,342	$2,843	$4,607
Portfolio turnover rateJ	26%I	60%	160%	33%	79%	101%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.77	$9.28	$7.05	$8.99	$8.06
Income from Investment Operations
Net investment income (loss)A	(.02)	(.07)	(.04)B	(.05)	(.07)	(.13)
Net realized and unrealized gain (loss)	(1.96)	.58	1.53	2.28	(1.67)	1.06
Total from investment operations	(1.98)	.51	1.49	2.23	(1.74)	.93
Distributions from net realized gain	(.35)	–	–	–	(.20)	–
Total distributions	(.35)	–	–	–	(.20)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.95	$11.28	$10.77	$9.28	$7.05	$8.99
Total ReturnD,E,F	(17.82)%	4.74%	16.06%	31.63%	(19.56)%	11.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	3.15%I	2.68%	2.74%	3.00%	2.71%	2.47%
Expenses net of fee waivers, if any	2.15%I	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.15%I	2.14%	2.14%	2.13%	2.13%	2.14%
Net investment income (loss)	(.45)%I	(.60)%	(.36)%B	(.57)%	(.91)%	(1.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$205	$288	$399	$480	$570	$1,316
Portfolio turnover rateJ	26%I	60%	160%	33%	79%	101%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$10.76	$9.28	$7.05	$8.98	$8.06
Income from Investment Operations
Net investment income (loss)A	(.02)	(.07)	(.04)B	(.05)	(.07)	(.13)
Net realized and unrealized gain (loss)	(1.95)	.58	1.52	2.28	(1.66)	1.05
Total from investment operations	(1.97)	.51	1.48	2.23	(1.73)	.92
Distributions from net realized gain	(.35)	–	–	–	(.20)	–
Total distributions	(.35)	–	–	–	(.20)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.95	$11.27	$10.76	$9.28	$7.05	$8.98
Total ReturnD,E,F	(17.74)%	4.74%	15.95%	31.63%	(19.47)%	11.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	3.15%I	2.65%	2.73%	2.98%	2.71%	2.40%
Expenses net of fee waivers, if any	2.15%I	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.15%I	2.14%	2.14%	2.12%	2.14%	2.14%
Net investment income (loss)	(.45)%I	(.59)%	(.35)%B	(.57)%	(.91)%	(1.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,215	$2,966	$2,744	$2,334	$2,142	$5,866
Portfolio turnover rateJ	26%I	60%	160%	33%	79%	101%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Communications Equipment Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.01	$12.35	$10.55	$7.95	$10.00	$8.88
Income from Investment Operations
Net investment income (loss)A	.03	.05	.08B	.04	.01	(.04)
Net realized and unrealized gain (loss)	(2.25)	.67	1.72	2.58	(1.86)	1.16
Total from investment operations	(2.22)	.72	1.80	2.62	(1.85)	1.12
Distributions from net investment income	–	(.06)	–	(.02)	–	–
Distributions from net realized gain	(.39)	–	–	–	(.20)	–
Total distributions	(.39)	(.06)	–	(.02)	(.20)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.40	$13.01	$12.35	$10.55	$7.95	$10.00
Total ReturnD,E	(17.34)%	5.83%	17.06%	32.92%	(18.66)%	12.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.02%H	1.57%	1.45%	1.93%	1.66%	1.22%
Expenses net of fee waivers, if any	1.15%H	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.15%H	1.14%	1.14%	1.12%	1.13%	1.14%
Net investment income (loss)	.55%H	.41%	.65%B	.43%	.10%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$790	$1,024	$2,592	$855	$721	$2,855
Portfolio turnover rateI	26%H	60%	160%	33%	79%	101%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$979,370
Gross unrealized depreciation	(1,446,153)
Net unrealized appreciation (depreciation) on securities	$(466,783)
Tax cost	$11,025,187

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,543,342 and $2,173,925, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,394	$–
Class T	.25%	.25%	9,124	–
Class B	.75%	.25%	1,216	912
Class C	.75%	.25%	12,691	1,795
			$28,425	$2,707

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,325
Class T	580
Class B(a)	25
Class C(a)	318
$2,248

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,695.31
Class T	6,564.36
Class B	366.30
Class C	3,998.31
Class I	844.19
	$ 18,467

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $111 for the period.

Interfund Trades. The Fundmay purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $713.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$21,450
Class T	1.65%	19,100
Class B	2.15%	1,214
Class C	2.15%	12,621
Class I	1.15%	3,913
		$58,298

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $223 for the period.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $41.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$–	$11,846
Class T	–	1,754
Class I	–	11,722
Total	$–	$25,322
From net realized gain
Class A	$140,942	$–
Class T	120,506	–
Class B	8,665	–
Class C	87,907	–
Class I	29,305	–
Total	$387,325	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	25,373	153,268	$283,828	$1,925,058
Reinvestment of distributions	12,164	914	134,093	11,238
Shares redeemed	(34,391)	(167,571)	(380,784)	(2,111,373)
Net increase (decrease)	3,146	(13,389)	$37,137	$(175,077)
Class T
Shares sold	15,956	42,233	$173,003	$505,832
Reinvestment of distributions	11,237	146	119,674	1,738
Shares redeemed	(23,665)	(56,809)	(254,428)	(686,152)
Net increase (decrease)	3,528	(14,430)	$38,249	$(178,582)
Class B
Shares sold	–	–	$3	$–
Reinvestment of distributions	803	–	7,933	–
Shares redeemed	(3,496)	(11,477)	(35,958)	(128,010)
Net increase (decrease)	(2,693)	(11,477)	$(28,022)	$(128,010)
Class C
Shares sold	12,542	55,503	$124,780	$631,530
Reinvestment of distributions	8,306	–	81,979	–
Shares redeemed	(36,403)	(47,426)	(370,346)	(530,907)
Net increase (decrease)	(15,555)	8,077	$(163,587)	$100,623
Class I
Shares sold	4,285	18,312	$50,030	$232,557
Reinvestment of distributions	2,247	868	25,646	11,030
Shares redeemed	(9,183)	(150,382)	(106,822)	(2,006,379)
Net increase (decrease)	(2,651)	(131,202)	$(31,146)	$(1,762,792)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Consumer Discretionary Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	10.3	7.1
Home Depot, Inc.	8.4	4.5
The Walt Disney Co.	7.5	8.0
L Brands, Inc.	5.4	4.2
Starbucks Corp.	4.6	4.6
Ross Stores, Inc.	4.3	2.3
NIKE, Inc. Class B	4.2	4.6
Charter Communications, Inc. Class A	3.9	1.3
Comcast Corp. Class A	2.8	5.4
VF Corp.	2.8	0.0
	54.2

Top Industries (% of fund's net assets)

As of January 31, 2016
Specialty Retail	24.8%
Media	20.0%
Hotels, Restaurants & Leisure	16.6%
Internet & Catalog Retail	12.5%
Textiles, Apparel & Luxury Goods	9.7%
All Others*	16.4%

As of July 31, 2015
Media	23.0%
Hotels, Restaurants & Leisure	22.3%
Specialty Retail	17.9%
Internet & Catalog Retail	8.1%
Textiles, Apparel & Luxury Goods	6.2%
All Others*	22.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Consumer Discretionary Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Auto Components - 3.4%
Auto Parts & Equipment - 3.4%
Delphi Automotive PLC	76,184	$4,947,389
Tenneco, Inc. (a)	111,800	4,271,878
Visteon Corp.	27,900	1,865,952
		11,085,219
Automobiles - 0.2%
Automobile Manufacturers - 0.2%
Ferrari NV (a)	16,700	664,159
Beverages - 1.9%
Distillers & Vintners - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	17,627	2,687,765
Soft Drinks - 1.1%
Monster Beverage Corp.	26,500	3,578,295

TOTAL BEVERAGES		6,266,060

Food Products - 0.3%
Packaged Foods & Meats - 0.3%
Associated British Foods PLC	21,300	960,920
Hotels, Restaurants & Leisure - 16.6%
Casinos & Gaming - 2.1%
Las Vegas Sands Corp.	146,380	6,601,738
Hotels, Resorts & Cruise Lines - 5.0%
Accor SA	108,394	4,116,617
Hilton Worldwide Holdings, Inc.	485,000	8,637,850
Royal Caribbean Cruises Ltd.	40,000	3,278,400
		16,032,867
Leisure Facilities - 1.6%
Vail Resorts, Inc.	41,800	5,225,000
Restaurants - 7.9%
Chipotle Mexican Grill, Inc. (a)	1,700	770,049
McDonald's Corp.	59,000	7,303,020
Ruth's Hospitality Group, Inc.	162,800	2,645,500
Starbucks Corp.	245,576	14,923,654
		25,642,223

TOTAL HOTELS, RESTAURANTS & LEISURE		53,501,828

Household Durables - 4.0%
Home Furnishings - 0.9%
Tempur Sealy International, Inc. (a)	49,000	2,956,660
Homebuilding - 1.5%
PulteGroup, Inc.	288,600	4,836,936
Household Appliances - 1.6%
Techtronic Industries Co. Ltd.	1,333,500	5,059,569

TOTAL HOUSEHOLD DURABLES		12,853,165

Household Products - 1.7%
Household Products - 1.7%
Spectrum Brands Holdings, Inc.	57,010	5,418,230
Internet & Catalog Retail - 12.5%
Internet Retail - 12.5%
Amazon.com, Inc. (a)	56,480	33,153,760
Netflix, Inc. (a)	27,900	2,562,336
Ocado Group PLC (a)(b)	1,215,940	4,599,783
		40,315,879
Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	48,000	3,217,440
Media - 20.0%
Advertising - 1.1%
Interpublic Group of Companies, Inc.	153,400	3,442,296
Broadcasting - 2.4%
ITV PLC	2,041,229	7,803,361
Cable & Satellite - 7.8%
Charter Communications, Inc. Class A (a)(b)	72,420	12,409,891
Comcast Corp. Class A	163,000	9,080,730
Naspers Ltd. Class N	28,470	3,597,843
		25,088,464
Movies & Entertainment - 8.7%
The Walt Disney Co.	253,306	24,271,781
Time Warner, Inc.	56,100	3,951,684
		28,223,465

TOTAL MEDIA		64,557,586

Multiline Retail - 0.9%
Department Stores - 0.1%
Macy's, Inc.	10,200	412,182
General Merchandise Stores - 0.8%
B&M European Value Retail S.A.	640,985	2,574,797

TOTAL MULTILINE RETAIL		2,986,979

Software - 0.4%
Application Software - 0.4%
Mobileye NV (a)(b)	43,400	1,177,442
Specialty Retail - 24.8%
Apparel Retail - 12.8%
Inditex SA	75,937	2,499,029
L Brands, Inc.	183,100	17,605,065
Ross Stores, Inc.	245,920	13,835,459
TJX Companies, Inc.	44,908	3,199,246
United Arrows Ltd.	14,200	686,827
Zumiez, Inc. (a)(b)	197,848	3,583,027
		41,408,653
Automotive Retail - 3.6%
AutoZone, Inc. (a)	9,380	7,198,118
O'Reilly Automotive, Inc. (a)	17,700	4,617,930
		11,816,048
Home Improvement Retail - 8.4%
Home Depot, Inc.	214,960	27,033,370

TOTAL SPECIALTY RETAIL		80,258,071

Textiles, Apparel & Luxury Goods - 9.7%
Apparel, Accessories & Luxury Goods - 5.5%
G-III Apparel Group Ltd. (a)	170,680	8,424,765
Regina Miracle International Holdings Ltd. (a)	157,635	258,012
VF Corp.	143,780	9,000,628
		17,683,405
Footwear - 4.2%
NIKE, Inc. Class B	218,434	13,545,092

TOTAL TEXTILES, APPAREL & LUXURY GOODS		31,228,497

TOTAL COMMON STOCKS
(Cost $300,396,023)		314,491,475

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.38% (c)	3,891,803	3,891,803
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	16,918,411	16,918,411
TOTAL MONEY MARKET FUNDS
(Cost $20,810,214)		20,810,214
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $321,206,237)		335,301,689
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(12,410,782)
NET ASSETS - 100%		$322,890,907

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,057
Fidelity Securities Lending Cash Central Fund	97,898
Total	$111,955

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$314,491,475	$282,334,717	$32,156,758	$--
Money Market Funds	20,810,214	20,810,214	--	--
Total Investments in Securities:	$335,301,689	$303,144,931	$32,156,758	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$17,056,474
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.9%
United Kingdom	4.9%
Hong Kong	1.6%
Bailiwick of Jersey	1.5%
France	1.3%
South Africa	1.1%
Cayman Islands	1.1%
Liberia	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,678,920) — See accompanying schedule: Unaffiliated issuers (cost $300,396,023)	$314,491,475
Fidelity Central Funds (cost $20,810,214)	20,810,214
Total Investments (cost $321,206,237)		$335,301,689
Cash		11,146
Receivable for investments sold		6,966,445
Receivable for fund shares sold		742,430
Dividends receivable		17,097
Distributions receivable from Fidelity Central Funds		24,948
Prepaid expenses		901
Other receivables		2,641
Total assets		343,067,297
Liabilities
Payable for investments purchased	$2,371,880
Payable for fund shares redeemed	539,092
Accrued management fee	148,835
Distribution and service plan fees payable	94,288
Other affiliated payables	69,612
Other payables and accrued expenses	34,272
Collateral on securities loaned, at value	16,918,411
Total liabilities		20,176,390
Net Assets		$322,890,907
Net Assets consist of:
Paid in capital		$320,992,543
Distributions in excess of net investment income		(104,787)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,091,077)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,094,228
Net Assets		$322,890,907
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($140,340,362 ÷ 7,346,678 shares)		$19.10
Maximum offering price per share (100/94.25 of $19.10)		$20.27
Class T:
Net Asset Value and redemption price per share ($26,138,734 ÷ 1,455,054 shares)		$17.96
Maximum offering price per share (100/96.50 of $17.96)		$18.61
Class B:
Net Asset Value and offering price per share ($1,182,922 ÷ 75,275 shares)(a)		$15.71
Class C:
Net Asset Value and offering price per share ($64,407,057 ÷ 4,094,933 shares)(a)		$15.73
Class I:
Net Asset Value, offering price and redemption price per share ($90,821,832 ÷ 4,433,849 shares)		$20.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$1,823,714
Income from Fidelity Central Funds (including $97,898 from security lending)		111,955
Total income		1,935,669
Expenses
Management fee	$804,009
Transfer agent fees	309,103
Distribution and service plan fees	513,774
Accounting and security lending fees	58,682
Custodian fees and expenses	6,854
Independent trustees' compensation	2,557
Registration fees	74,160
Audit	23,761
Legal	1,191
Miscellaneous	1,290
Total expenses before reductions	1,795,381
Expense reductions	(5,277)	1,790,104
Net investment income (loss)		145,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,789,944)
Foreign currency transactions	13,094
Total net realized gain (loss)		(11,776,850)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $15,238)	(17,481,793)
Assets and liabilities in foreign currencies	(269)
Total change in net unrealized appreciation (depreciation)		(17,482,062)
Net gain (loss)		(29,258,912)
Net increase (decrease) in net assets resulting from operations		$(29,113,347)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$145,565	$218,833
Net realized gain (loss)	(11,776,850)	7,993,991
Change in net unrealized appreciation (depreciation)	(17,482,062)	21,200,743
Net increase (decrease) in net assets resulting from operations	(29,113,347)	29,413,567
Distributions to shareholders from net investment income	(425,920)	–
Distributions to shareholders from net realized gain	(5,484,780)	(13,923,456)
Total distributions	(5,910,700)	(13,923,456)
Share transactions - net increase (decrease)	123,148,784	97,114,685
Redemption fees	25,847	10,114
Total increase (decrease) in net assets	88,150,584	112,614,910
Net Assets
Beginning of period	234,740,323	122,125,413
End of period (including distributions in excess of net investment income of $104,787 and undistributed net investment income of $175,568, respectively)	$322,890,907	$234,740,323

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.51	$19.75	$19.59	$16.22	$16.00	$12.75
Income from Investment Operations
Net investment income (loss)A	.02	.05	(.04)	(.02)	.01	(.02)
Net realized and unrealized gain (loss)	(1.97)	3.99	1.75	5.04	1.07	3.27
Total from investment operations	(1.95)	4.04	1.71	5.02	1.08	3.25
Distributions from net investment income	(.02)	–	–	–	(.03)	–
Distributions from net realized gain	(.44)	(2.28)	(1.55)	(1.65)	(.83)	–
Total distributions	(.46)	(2.28)	(1.55)	(1.65)	(.86)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$19.10	$21.51	$19.75	$19.59	$16.22	$16.00
Total ReturnC,D,E	(9.14)%	22.26%	9.28%	33.65%	7.96%	25.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.15%	1.20%	1.31%	1.38%	1.39%
Expenses net of fee waivers, if any	1.12%H	1.15%	1.20%	1.31%	1.38%	1.39%
Expenses net of all reductions	1.12%H	1.14%	1.19%	1.29%	1.37%	1.38%
Net investment income (loss)	.20%H	.27%	(.21)%	(.10)%	.04%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$140,340	$115,027	$59,089	$45,292	$26,547	$23,447
Portfolio turnover rateI	59%H	71%	171%	146%	217%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.26	$18.75	$18.68	$15.57	$15.43	$12.32
Income from Investment Operations
Net investment income (loss)A	(.01)	(.01)	(.10)	(.06)	(.03)	(.06)
Net realized and unrealized gain (loss)	(1.85)	3.77	1.67	4.81	1.02	3.17
Total from investment operations	(1.86)	3.76	1.57	4.75	.99	3.11
Distributions from net investment income	–	–	–	–	(.02)	–
Distributions from net realized gain	(.44)	(2.25)	(1.50)	(1.64)	(.83)	–
Total distributions	(.44)	(2.25)	(1.50)	(1.64)	(.85)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$17.96	$20.26	$18.75	$18.68	$15.57	$15.43
Total ReturnC,D,E	(9.26)%	21.92%	8.94%	33.25%	7.62%	25.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.46%	1.50%	1.60%	1.64%	1.66%
Expenses net of fee waivers, if any	1.42%H	1.45%	1.50%	1.60%	1.64%	1.65%
Expenses net of all reductions	1.42%H	1.45%	1.49%	1.58%	1.63%	1.64%
Net investment income (loss)	(.10)%H	(.03)%	(.51)%	(.39)%	(.23)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$26,139	$25,948	$18,779	$15,613	$10,447	$9,897
Portfolio turnover rateI	59%H	71%	171%	146%	217%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.83	$16.76	$16.85	$14.23	$14.23	$11.42
Income from Investment Operations
Net investment income (loss)A	(.05)	(.09)	(.17)	(.13)	(.10)	(.12)
Net realized and unrealized gain (loss)	(1.63)	3.34	1.49	4.36	.93	2.93
Total from investment operations	(1.68)	3.25	1.32	4.23	.83	2.81
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.44)	(2.18)	(1.41)	(1.61)	(.83)	–
Total distributions	(.44)	(2.18)	(1.41)	(1.61)	(.83)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$15.71	$17.83	$16.76	$16.85	$14.23	$14.23
Total ReturnC,D,E	(9.52)%	21.35%	8.36%	32.61%	7.11%	24.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.92%H	1.96%	2.01%	2.09%	2.13%	2.15%
Expenses net of fee waivers, if any	1.92%H	1.96%	2.01%	2.09%	2.13%	2.15%
Expenses net of all reductions	1.91%H	1.95%	2.01%	2.07%	2.12%	2.13%
Net investment income (loss)	(.59)%H	(.54)%	(1.02)%	(.88)%	(.72)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,183	$1,438	$1,824	$2,389	$2,577	$3,170
Portfolio turnover rateI	59%H	71%	171%	146%	217%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.84	$16.79	$16.90	$14.27	$14.26	$11.44
Income from Investment Operations
Net investment income (loss)A	(.05)	(.08)	(.16)	(.12)	(.09)	(.12)
Net realized and unrealized gain (loss)	(1.62)	3.34	1.49	4.37	.93	2.94
Total from investment operations	(1.67)	3.26	1.33	4.25	.84	2.82
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.44)	(2.21)	(1.44)	(1.62)	(.83)	–
Total distributions	(.44)	(2.21)	(1.44)	(1.62)	(.83)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$15.73	$17.84	$16.79	$16.90	$14.27	$14.26
Total ReturnC,D,E	(9.46)%	21.37%	8.44%	32.68%	7.17%	24.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.91%	1.97%	2.04%	2.09%	2.11%
Expenses net of fee waivers, if any	1.88%H	1.91%	1.97%	2.04%	2.09%	2.11%
Expenses net of all reductions	1.88%H	1.90%	1.96%	2.02%	2.08%	2.09%
Net investment income (loss)	(.56)%H	(.49)%	(.97)%	(.83)%	(.68)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$64,407	$43,999	$20,726	$17,176	$13,507	$7,341
Portfolio turnover rateI	59%H	71%	171%	146%	217%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Consumer Discretionary Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.06	$21.00	$20.72	$17.04	$16.72	$13.27
Income from Investment Operations
Net investment income (loss)A	.05	.12	.02	.04	.07	.03
Net realized and unrealized gain (loss)	(2.11)	4.26	1.85	5.32	1.13	3.42
Total from investment operations	(2.06)	4.38	1.87	5.36	1.20	3.45
Distributions from net investment income	(.08)	–	–	–	(.05)	–
Distributions from net realized gain	(.44)	(2.32)	(1.59)	(1.68)	(.83)	–
Total distributions	(.52)	(2.32)	(1.59)	(1.68)	(.88)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.48	$23.06	$21.00	$20.72	$17.04	$16.72
Total ReturnC,D	(9.01)%	22.60%	9.61%	34.06%	8.33%	26.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.86%G	.87%	.91%	.97%	1.00%	1.03%
Expenses net of fee waivers, if any	.86%G	.87%	.91%	.97%	1.00%	1.03%
Expenses net of all reductions	.86%G	.87%	.91%	.96%	.99%	1.01%
Net investment income (loss)	.47%G	.55%	.08%	.24%	.41%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$90,822	$48,329	$21,708	$13,044	$9,984	$9,406
Portfolio turnover rateH	59%G	71%	171%	146%	217%	179%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$37,208,756
Gross unrealized depreciation	(23,496,299)
Net unrealized appreciation (depreciation) on securities	$13,712,457
Tax cost	$321,589,232

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $199,029,754 and $83,699,954, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$165,724	$601
Class T	.25%	.25%	64,338	–
Class B	.75%	.25%	6,452	4,839
Class C	.75%	.25%	277,260	140,269
			$513,774	$145,709

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$98,914
Class T	9,173
Class B(a)	50
Class C(a)	8,395
$116,532

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$137,158.21
Class T	33,544.26
Class B	1,631.25
Class C	60,233.22
Class I	76,537.20
	$309,103

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,360 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $184 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,041 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,236.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$145,315	$–
Class I	280,605	–
Total	$425,920	$–
From net realized gain
Class A	$2,490,947	$6,488,273
Class T	567,555	2,268,637
Class B	33,959	224,707
Class C	1,218,277	2,737,034
Class I	1,174,042	2,204,805
Total	$5,484,780	$13,923,456

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	3,298,095	3,721,895	$66,485,360	$75,431,970
Reinvestment of distributions	125,818	314,662	2,487,810	5,921,151
Shares redeemed	(1,425,742)	(1,680,428)	(27,626,961)	(32,834,119)
Net increase (decrease)	1,998,171	2,356,129	$41,346,209	$48,519,002
Class T
Shares sold	283,133	338,629	$5,336,970	$6,435,082
Reinvestment of distributions	29,568	122,984	549,955	2,187,662
Shares redeemed	(138,319)	(182,245)	(2,601,961)	(3,405,237)
Net increase (decrease)	174,382	279,368	$3,284,964	$5,217,507
Class B
Shares sold	11,279	8,479	$188,054	$145,589
Reinvestment of distributions	1,812	10,956	29,530	172,497
Shares redeemed	(18,502)	(47,549)	(302,796)	(771,428)
Net increase (decrease)	(5,411)	(28,114)	$(85,212)	$(453,342)
Class C
Shares sold	2,028,385	1,409,357	$33,764,859	$23,864,510
Reinvestment of distributions	66,579	157,518	1,085,908	2,481,906
Shares redeemed	(466,690)	(334,437)	(7,482,901)	(5,460,293)
Net increase (decrease)	1,628,274	1,232,438	$27,367,866	$20,886,123
Class I
Shares sold	3,681,488	2,162,351	$78,986,768	$46,666,847
Reinvestment of distributions	55,475	93,807	1,176,667	1,886,667
Shares redeemed	(1,399,015)	(1,194,006)	(28,928,478)	(25,608,119)
Net increase (decrease)	2,337,948	1,062,152	$51,234,957	$22,945,395

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Electronics Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Avago Technologies Ltd.	11.1	6.1
NXP Semiconductors NV	8.6	0.4
Qualcomm, Inc.	8.3	4.6
Intel Corp.	8.2	15.3
Micron Technology, Inc.	5.3	5.8
Maxim Integrated Products, Inc.	4.7	5.0
ON Semiconductor Corp.	4.3	0.0
Semtech Corp.	3.9	4.5
Marvell Technology Group Ltd.	3.8	4.5
Lam Research Corp.	3.8	2.3
	62.0

Top Industries (% of fund's net assets)

As of January 31, 2016
Semiconductors & Semiconductor Equipment	75.2%
Technology Hardware, Storage & Peripherals	8.6%
Communications Equipment	8.3%
Electronic Equipment & Components	4.6%
Commercial Services & Supplies	0.4%
All Others*	2.9%

As of July 31, 2015
Semiconductors & Semiconductor Equipment	84.1%
Technology Hardware, Storage & Peripherals	5.8%
Communications Equipment	4.6%
Electronic Equipment & Components	3.4%
Internet Software & Services	0.6%
All Others*	1.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Electronics Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$1
Commercial Services & Supplies - 0.4%
Office Services & Supplies - 0.4%
West Corp.	14,300	258,973
Communications Equipment - 8.3%
Communications Equipment - 8.3%
Qualcomm, Inc.	135,126	6,126,613
Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
Intelsat SA (a)	33,200	110,888
Electronic Equipment & Components - 4.6%
Electronic Equipment & Instruments - 0.4%
Keysight Technologies, Inc. (a)	10,500	245,700
Electronic Manufacturing Services - 4.2%
Jabil Circuit, Inc.	80,776	1,608,250
TTM Technologies, Inc. (a)	257,655	1,502,129
		3,110,379

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		3,356,079

Internet Software & Services - 0.2%
Internet Software & Services - 0.2%
Rackspace Hosting, Inc. (a)	7,600	153,596
Semiconductors & Semiconductor Equipment - 74.9%
Semiconductor Equipment - 6.7%
Amkor Technology, Inc. (a)	28,400	174,376
Applied Materials, Inc.	90,400	1,595,560
Lam Research Corp.	38,481	2,762,551
PDF Solutions, Inc. (a)	8,900	96,387
SunEdison, Inc. (a)	25,200	78,876
Xcerra Corp. (a)	34,600	189,608
		4,897,358
Semiconductors - 68.2%
Analog Devices, Inc.	10,928	588,582
Applied Micro Circuits Corp. (a)	44,137	245,402
Avago Technologies Ltd.	60,900	8,142,938
Cavium, Inc. (a)	5,200	300,404
Cypress Semiconductor Corp. (b)	203,800	1,601,868
Diodes, Inc. (a)	9,000	172,170
Exar Corp. (a)	32,100	176,550
Intel Corp.	195,278	6,057,524
Intersil Corp. Class A	166,937	2,170,181
Marvell Technology Group Ltd.	319,300	2,825,805
Maxim Integrated Products, Inc.	102,822	3,434,255
Microchip Technology, Inc.	36,200	1,622,122
Micron Technology, Inc. (a)	349,812	3,858,426
NVIDIA Corp.	30,923	905,735
NXP Semiconductors NV (a)	84,791	6,340,671
ON Semiconductor Corp. (a)	368,600	3,155,216
Qorvo, Inc. (a)	51,300	2,031,480
Semtech Corp. (a)	143,322	2,880,772
Skyworks Solutions, Inc.	34,300	2,363,956
Texas Instruments, Inc.	24,218	1,281,859
		50,155,916

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		55,053,274

Technology Hardware, Storage & Peripherals - 8.6%
Technology Hardware, Storage & Peripherals - 8.6%
Hewlett Packard Enterprise Co.	30,500	419,680
HP, Inc.	191,400	1,858,494
Nimble Storage, Inc. (a)	36,100	237,177
Seagate Technology LLC	73,300	2,129,365
Western Digital Corp.	35,500	1,703,290
		6,348,006
TOTAL COMMON STOCKS
(Cost $80,652,483)		71,407,430
	Principal Amount	Value

Nonconvertible Bonds - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductors - 0.3%
Advanced Micro Devices, Inc.:
7% 7/1/24	215,000	133,300
7.75% 8/1/20	130,000	82,550
(Cost $292,458)		215,850
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.38% (c)	1,311,516	1,311,516
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	1,450,025	1,450,025
TOTAL MONEY MARKET FUNDS
(Cost $2,761,541)		2,761,541
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $83,706,482)		74,384,821
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(855,638)
NET ASSETS - 100%		$73,529,183

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,677
Fidelity Securities Lending Cash Central Fund	16,185
Total	$17,862

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$71,407,430	$71,407,429	$1	$--
Nonconvertible Bonds	215,850	--	215,850	--
Money Market Funds	2,761,541	2,761,541	--	--
Total Investments in Securities:	$74,384,821	$74,168,970	$215,851	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.5%
Singapore	11.1%
Netherlands	8.6%
Bermuda	3.8%
Ireland	2.9%
Others (Individually Less Than 1%)	0.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Electronics Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,470,606) — See accompanying schedule: Unaffiliated issuers (cost $80,944,941)	$71,623,280
Fidelity Central Funds (cost $2,761,541)	2,761,541
Total Investments (cost $83,706,482)		$74,384,821
Receivable for investments sold		3,247,298
Receivable for fund shares sold		82,119
Dividends receivable		14,752
Interest receivable		7,386
Distributions receivable from Fidelity Central Funds		1,618
Prepaid expenses		468
Other receivables		3,513
Total assets		77,741,975
Liabilities
Payable for investments purchased	$2,396,116
Payable for fund shares redeemed	251,470
Accrued management fee	36,140
Distribution and service plan fees payable	24,328
Other affiliated payables	19,066
Other payables and accrued expenses	35,647
Collateral on securities loaned, at value	1,450,025
Total liabilities		4,212,792
Net Assets		$73,529,183
Net Assets consist of:
Paid in capital		$85,623,100
Distributions in excess of net investment income		(178,148)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,594,011)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,321,758)
Net Assets		$73,529,183
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,502,356 ÷ 2,184,096 shares)		$13.05
Maximum offering price per share (100/94.25 of $13.05)		$13.85
Class T:
Net Asset Value and redemption price per share ($8,788,289 ÷ 696,945 shares)		$12.61
Maximum offering price per share (100/96.50 of $12.61)		$13.07
Class B:
Net Asset Value and offering price per share ($263,497 ÷ 22,488 shares)(a)		$11.72
Class C:
Net Asset Value and offering price per share ($17,554,451 ÷ 1,504,810 shares)(a)		$11.67
Class I:
Net Asset Value, offering price and redemption price per share ($18,420,590 ÷ 1,352,954 shares)		$13.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$667,708
Interest		20,073
Income from Fidelity Central Funds		17,862
Total income		705,643
Expenses
Management fee	$232,154
Transfer agent fees	102,270
Distribution and service plan fees	159,458
Accounting and security lending fees	16,762
Custodian fees and expenses	43,515
Independent trustees' compensation	836
Registration fees	52,048
Audit	22,738
Legal	762
Miscellaneous	642
Total expenses before reductions	631,185
Expense reductions	(8,253)	622,932
Net investment income (loss)		82,711
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,362,870)
Foreign currency transactions	(1,266)
Total net realized gain (loss)		(1,364,136)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,293,575)
Assets and liabilities in foreign currencies	192
Total change in net unrealized appreciation (depreciation)		(3,293,383)
Net gain (loss)		(4,657,519)
Net increase (decrease) in net assets resulting from operations		$(4,574,808)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,711	$168,582
Net realized gain (loss)	(1,364,136)	10,893,475
Change in net unrealized appreciation (depreciation)	(3,293,383)	(5,873,187)
Net increase (decrease) in net assets resulting from operations	(4,574,808)	5,188,870
Distributions to shareholders from net investment income	(300,749)	(57,407)
Distributions to shareholders from net realized gain	(8,936,577)	(377,502)
Total distributions	(9,237,326)	(434,909)
Share transactions - net increase (decrease)	(18,851,156)	44,912,905
Redemption fees	2,581	13,381
Total increase (decrease) in net assets	(32,660,709)	49,680,247
Net Assets
Beginning of period	106,189,892	56,509,645
End of period (including distributions in excess of net investment income of $178,148 and undistributed net investment income of $39,890, respectively)	$73,529,183	$106,189,892

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Electronics Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.29	$13.86	$10.33	$8.45	$8.93	$7.14
Income from Investment Operations
Net investment income (loss)A	.02	.03	(.02)	(.01)	(.05)	(.04)
Net realized and unrealized gain (loss)	(.71)	1.48	3.55	1.89	(.43)	1.83
Total from investment operations	(.69)	1.51	3.53	1.88	(.48)	1.79
Distributions from net investment income	(.05)	(.01)	–	–	–	–
Distributions from net realized gain	(1.49)	(.07)	–	–	–	–
Total distributions	(1.55)B	(.08)	–	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$13.05	$15.29	$13.86	$10.33	$8.45	$8.93
Total ReturnD,E,F	(4.73)%	10.85%	34.17%	22.25%	(5.38)%	25.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.37%I	1.28%	1.84%	2.18%	1.88%	1.89%
Expenses net of fee waivers, if any	1.37%I	1.28%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.36%I	1.27%	1.39%	1.37%	1.39%	1.39%
Net investment income (loss)	.31%I	.20%	(.16)%	(.07)%	(.53)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$28,502	$38,237	$16,542	$5,833	$6,000	$7,537
Portfolio turnover rateJ	228%I	156%	156%	179%	140%	166%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.55 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $1.494 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Electronics Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.81	$13.45	$10.05	$8.24	$8.73	$7.00
Income from Investment Operations
Net investment income (loss)A	–	(.02)	(.05)	(.03)	(.07)	(.06)
Net realized and unrealized gain (loss)	(.69)	1.44	3.45	1.84	(.42)	1.79
Total from investment operations	(.69)	1.42	3.40	1.81	(.49)	1.73
Distributions from net investment income	(.04)	–	–	–	–	–
Distributions from net realized gain	(1.47)	(.06)	–	–	–	–
Total distributions	(1.51)	(.06)	–	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$12.61	$14.81	$13.45	$10.05	$8.24	$8.73
Total ReturnC,D,E	(4.88)%	10.55%	33.83%	21.97%	(5.61)%	24.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.71%H	1.62%	2.19%	2.48%	2.23%	2.25%
Expenses net of fee waivers, if any	1.65%H	1.62%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%H	1.61%	1.64%	1.62%	1.64%	1.64%
Net investment income (loss)	.03%H	(.14)%	(.42)%	(.32)%	(.78)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,788	$10,826	$7,144	$3,756	$3,909	$4,476
Portfolio turnover rateI	228%H	156%	156%	179%	140%	166%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Electronics Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.82	$12.59	$9.46	$7.79	$8.29	$6.69
Income from Investment Operations
Net investment income (loss)A	(.03)	(.09)	(.10)	(.07)	(.10)	(.09)
Net realized and unrealized gain (loss)	(.64)	1.34	3.23	1.74	(.40)	1.69
Total from investment operations	(.67)	1.25	3.13	1.67	(.50)	1.60
Distributions from net investment income	(.02)	–	–	–	–	–
Distributions from net realized gain	(1.41)	(.02)	–	–	–	–
Total distributions	(1.43)	(.02)	–	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.72	$13.82	$12.59	$9.46	$7.79	$8.29
Total ReturnC,D,E	(5.07)%	9.95%	33.09%	21.44%	(6.03)%	23.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.17%H	2.11%	2.68%	2.95%	2.70%	2.76%
Expenses net of fee waivers, if any	2.15%H	2.10%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14%H	2.09%	2.14%	2.12%	2.15%	2.14%
Net investment income (loss)	(.47)%H	(.62)%	(.91)%	(.82)%	(1.29)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$263	$320	$392	$306	$459	$691
Portfolio turnover rateI	228%H	156%	156%	179%	140%	166%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Electronics Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.80	$12.58	$9.44	$7.78	$8.29	$6.68
Income from Investment Operations
Net investment income (loss)A	(.03)	(.08)	(.10)	(.07)	(.10)	(.09)
Net realized and unrealized gain (loss)	(.64)	1.34	3.24	1.73	(.41)	1.70
Total from investment operations	(.67)	1.26	3.14	1.66	(.51)	1.61
Distributions from net investment income	(.02)	–	–	–	–	–
Distributions from net realized gain	(1.44)	(.04)	–	–	–	–
Total distributions	(1.46)	(.04)	–	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.67	$13.80	$12.58	$9.44	$7.78	$8.29
Total ReturnC,D,E	(5.08)%	10.03%	33.26%	21.34%	(6.15)%	24.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.14%H	2.06%	2.60%	2.93%	2.65%	2.70%
Expenses net of fee waivers, if any	2.14%H	2.06%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13%H	2.05%	2.14%	2.12%	2.14%	2.14%
Net investment income (loss)	(.47)%H	(.58)%	(.90)%	(.82)%	(1.28)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,554	$20,864	$7,381	$3,157	$3,721	$3,836
Portfolio turnover rateI	228%H	156%	156%	179%	140%	166%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Electronics Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.89	$14.37	$10.68	$8.72	$9.19	$7.33
Income from Investment Operations
Net investment income (loss)A	.05	.08	.01	.02	(.02)	(.01)
Net realized and unrealized gain (loss)	(.74)	1.53	3.68	1.94	(.45)	1.87
Total from investment operations	(.69)	1.61	3.69	1.96	(.47)	1.86
Distributions from net investment income	(.09)	(.02)	–	–	–	–
Distributions from net realized gain	(1.49)	(.07)	–	–	–	–
Total distributions	(1.58)	(.09)	–	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.62	$15.89	$14.37	$10.68	$8.72	$9.19
Total ReturnC,D	(4.52)%	11.17%	34.55%	22.48%	(5.11)%	25.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	.98%	1.34%	1.86%	1.55%	1.42%
Expenses net of fee waivers, if any	1.04%G	.98%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.02%G	.96%	1.14%	1.12%	1.14%	1.14%
Net investment income (loss)	.64%G	.51%	.10%	.18%	(.28)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$18,421	$35,943	$25,050	$2,874	$3,271	$1,765
Portfolio turnover rateH	228%G	156%	156%	179%	140%	166%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, market discount and losses deferred to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,917,924
Gross unrealized depreciation	(14,024,578)
Net unrealized appreciation (depreciation) on securities	$(12,106,654)
Tax cost	$86,491,475

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $96,637,409 and $125,076,922, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$39,616	$749
Class T	.25%	.25%	24,552	-
Class B	.75%	.25%	1,465	1,099
Class C	.75%	.25%	93,825	28,441
			$159,458	$30,289

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,777
Class T	1,421
Class C(a)	4,197
$22,395

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39,279.25
Class T	16,744.34
Class B	439.30
Class C	25,865.28
Class I	19,943.17
	$102,270

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,348 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16,185.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	1.65%	$3,028
Class B	2.15%	30
		$3,058

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,893 for the period.

In addition, during the period the investment advisor reimbursed and/ or waived a portion of fund-level operating expenses in the amount of $302.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$113,188	$13,078
Class T	30,105	–
Class B	373	–
Class C	23,745	–
Class I	133,338	44,329
Total	$300,749	$57,407
From net realized gain
Class A	$3,392,087	$128,913
Class T	1,000,750	34,794
Class B	31,868	598
Class C	2,046,878	43,270
Class I	2,464,994	169,927
Total	$8,936,577	$377,502

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	409,291	2,442,737	$5,752,867	$38,016,336
Reinvestment of distributions	243,337	7,644	3,248,410	119,544
Shares redeemed	(969,254)	(1,143,527)	(13,618,357)	(17,859,819)
Net increase (decrease)	(316,626)	1,306,854	$(4,617,080)	$20,276,061
Class T
Shares sold	62,943	393,756	$862,188	$5,963,896
Reinvestment of distributions	74,437	2,215	959,818	33,619
Shares redeemed	(171,612)	(195,977)	(2,292,464)	(2,908,278)
Net increase (decrease)	(34,232)	199,994	$(470,458)	$3,089,237
Class B
Shares sold	526	8,518	$6,775	$118,987
Reinvestment of distributions	2,652	39	31,733	551
Shares redeemed	(3,847)	(16,542)	(48,572)	(232,148)
Net increase (decrease)	(669)	(7,985)	$(10,064)	$(112,610)
Class C
Shares sold	238,000	1,188,406	$2,983,314	$16,685,789
Reinvestment of distributions	160,178	2,732	1,907,126	38,744
Shares redeemed	(405,734)	(265,701)	(5,084,884)	(3,757,943)
Net increase (decrease)	(7,556)	925,437	$(194,444)	$12,966,590
Class I
Shares sold	238,555	3,205,885	$3,563,788	$51,968,937
Reinvestment of distributions	135,996	10,497	1,894,884	170,367
Shares redeemed	(1,283,203)	(2,698,476)	(19,017,782)	(43,445,677)
Net increase (decrease)	(908,652)	517,906	$(13,559,110)	$8,693,627

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Energy Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	9.5	14.6
Schlumberger Ltd.	8.3	9.5
EOG Resources, Inc.	6.3	6.1
Valero Energy Corp.	5.2	5.2
Cimarex Energy Co.	4.4	3.9
Pioneer Natural Resources Co.	3.8	2.9
Baker Hughes, Inc.	3.7	2.7
Anadarko Petroleum Corp.	3.7	4.5
Diamondback Energy, Inc.	3.5	1.6
Newfield Exploration Co.	3.4	3.9
	51.8

Top Industries (% of fund's net assets)

As of January 31, 2016
Oil, Gas & Consumable Fuels	76.2%
Energy Equipment & Services	18.9%
Chemicals	1.2%
Independent Power and Renewable Electricity Producers	0.9%
Semiconductors & Semiconductor Equipment	0.3%
All Others*	2.5%

As of July 31, 2015
Oil, Gas & Consumable Fuels	82.1%
Energy Equipment & Services	15.6%
Independent Power and Renewable Electricity Producers	1.1%
Chemicals	0.6%
All Others*	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Energy Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Chemicals - 1.2%
Commodity Chemicals - 1.2%
LyondellBasell Industries NV Class A	108,900	$8,490,933
Energy Equipment & Services - 18.9%
Oil & Gas Drilling - 0.4%
Nabors Industries Ltd.	179,900	1,324,064
Odfjell Drilling A/S (a)	567,856	354,465
Xtreme Drilling & Coil Services Corp. (a)	813,202	969,411
		2,647,940
Oil & Gas Equipment & Services - 18.5%
Baker Hughes, Inc.	587,800	25,575,178
Bristow Group, Inc.	27,500	639,650
Cameron International Corp. (a)	285,600	18,752,496
Dril-Quip, Inc. (a)	141,191	8,279,440
Frank's International NV	553,200	8,093,316
Oceaneering International, Inc.	216,273	7,320,841
Schlumberger Ltd.	789,409	57,050,588
Tesco Corp.	196,200	1,334,160
Total Energy Services, Inc.	38,900	398,469
		127,444,138

TOTAL ENERGY EQUIPMENT & SERVICES		130,092,078

Independent Power and Renewable Electricity Producers - 0.9%
Independent Power Producers & Energy Traders - 0.2%
NRG Yield, Inc. Class C (b)	83,000	1,098,920
Renewable Electricity - 0.7%
NextEra Energy Partners LP	184,600	4,982,354

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		6,081,274

Oil, Gas & Consumable Fuels - 76.2%
Coal & Consumable Fuels - 0.2%
CONSOL Energy, Inc.	160,800	1,276,752
Integrated Oil & Gas - 13.3%
Chevron Corp.	215,309	18,617,769
Exxon Mobil Corp.	840,161	65,406,533
Occidental Petroleum Corp.	111,900	7,702,077
		91,726,379
Oil & Gas Exploration & Production - 48.1%
Anadarko Petroleum Corp.	648,883	25,364,836
Antero Resources Corp. (a)(b)	154,500	4,197,765
Apache Corp.	39,900	1,697,346
ARC Resources Ltd. (b)	58,100	780,943
Bankers Petroleum Ltd. (a)	314,900	200,058
Cabot Oil & Gas Corp.	201,100	4,172,825
Canadian Natural Resources Ltd.	114,000	2,440,474
Carrizo Oil & Gas, Inc. (a)	49,800	1,351,074
Cimarex Energy Co.	323,047	30,043,371
Concho Resources, Inc. (a)	144,800	13,774,824
ConocoPhillips Co.	131,500	5,139,020
Continental Resources, Inc. (a)	53,630	1,132,129
Denbury Resources, Inc.	200,600	312,936
Devon Energy Corp.	298,400	8,325,360
Diamondback Energy, Inc.	320,500	24,213,775
Encana Corp.	983,200	4,316,282
Energen Corp.	142,713	5,033,488
EOG Resources, Inc.	608,586	43,221,778
EQT Corp.	80,500	4,970,070
Evolution Petroleum Corp.	42,495	198,027
Gran Tierra Energy, Inc. (Canada) (a)	343,300	784,182
Gulfport Energy Corp. (a)	151,200	4,467,960
Hess Corp.	266,400	11,322,000
Memorial Resource Development Corp. (a)	1,019,700	16,223,427
Newfield Exploration Co. (a)	805,500	23,415,885
Noble Energy, Inc.	582,308	18,849,310
Northern Oil & Gas, Inc. (a)	234,293	773,167
Parsley Energy, Inc. Class A (a)	468,000	9,013,680
PDC Energy, Inc. (a)	360,288	20,489,579
Pioneer Natural Resources Co.	209,216	25,932,323
Rice Energy, Inc. (a)	184,900	2,157,783
RSP Permian, Inc. (a)	218,100	5,136,255
Seven Generations Energy Ltd. (a)	367,300	4,132,092
SM Energy Co. (b)	328,402	4,591,060
Synergy Resources Corp. (a)	546,215	3,463,003
TAG Oil Ltd. (a)	342,200	141,677
Whiting Petroleum Corp. (a)	31,600	232,260
		332,012,024
Oil & Gas Refining & Marketing - 7.5%
Keyera Corp. (b)	233,900	6,411,421
PBF Energy, Inc. Class A	122,700	4,293,273
Valero Energy Corp.	526,226	35,714,959
Western Refining, Inc.	75,500	2,483,950
World Fuel Services Corp.	65,333	2,544,720
		51,448,323
Oil & Gas Storage & Transport - 7.1%
Buckeye Partners LP	5,000	291,200
Cheniere Energy Partners LP Holdings LLC	164,400	2,454,492
Cheniere Energy, Inc. (a)	122,100	3,669,105
Columbia Pipeline Group, Inc.	228,000	4,229,400
Enterprise Products Partners LP	248,100	5,932,071
Gener8 Maritime, Inc. (a)	79,800	537,054
Golar LNG Ltd.	167,300	3,115,126
Kinder Morgan, Inc.	1,040,000	17,108,000
Magellan Midstream Partners LP	49,834	3,200,838
Phillips 66 Partners LP	13,969	791,763
Plains All American Pipeline LP	95,800	2,022,338
Rice Midstream Partners LP	117,300	1,265,667
Shell Midstream Partners LP	117,100	4,164,076
		48,781,130

TOTAL OIL, GAS & CONSUMABLE FUELS		525,244,608

Semiconductors& Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc.	80,800	2,284,216
TOTAL COMMON STOCKS
(Cost $782,828,800)		672,193,109

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.38% (c)	13,838,214	13,838,214
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	13,171,670	13,171,670
TOTAL MONEY MARKET FUNDS
(Cost $27,009,884)		27,009,884
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $809,838,684)		699,202,993
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(9,854,392)
NET ASSETS - 100%		$689,348,601

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,640
Fidelity Securities Lending Cash Central Fund	38,523
Total	$48,163

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$672,193,109	$671,838,644	$354,465	$--
Money Market Funds	27,009,884	27,009,884	--	--
Total Investments in Securities:	$699,202,993	$698,848,528	$354,465	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.6%
Curacao	8.3%
Canada	2.9%
Netherlands	2.4%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,257,503) — See accompanying schedule: Unaffiliated issuers (cost $782,828,800)	$672,193,109
Fidelity Central Funds (cost $27,009,884)	27,009,884
Total Investments (cost $809,838,684)		$699,202,993
Receivable for investments sold		16,133,984
Receivable for fund shares sold		4,044,481
Dividends receivable		402,799
Distributions receivable from Fidelity Central Funds		15,943
Prepaid expenses		3,224
Other receivables		29,990
Total assets		719,833,414
Liabilities
Payable for investments purchased	$15,046,939
Payable for fund shares redeemed	1,527,756
Accrued management fee	289,443
Distribution and service plan fees payable	225,325
Other affiliated payables	170,014
Other payables and accrued expenses	53,666
Collateral on securities loaned, at value	13,171,670
Total liabilities		30,484,813
Net Assets		$689,348,601
Net Assets consist of:
Paid in capital		$926,814,258
Distributions in excess of net investment income		(675,959)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(126,154,603)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(110,635,095)
Net Assets		$689,348,601
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($263,313,918 ÷ 9,944,544 shares)		$26.48
Maximum offering price per share (100/94.25 of $26.48)		$28.10
Class T:
Net Asset Value and redemption price per share ($133,860,722 ÷ 4,937,164 shares)		$27.11
Maximum offering price per share (100/96.50 of $27.11)		$28.09
Class B:
Net Asset Value and offering price per share ($4,982,762 ÷ 204,426 shares)(a)		$24.37
Class C:
Net Asset Value and offering price per share ($159,509,219 ÷ 6,510,338 shares)(a)		$24.50
Class I:
Net Asset Value, offering price and redemption price per share ($127,681,980 ÷ 4,583,182 shares)		$27.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$6,878,495
Income from Fidelity Central Funds		48,163
Total income		6,926,658
Expenses
Management fee	$1,990,195
Transfer agent fees	924,852
Distribution and service plan fees	1,540,232
Accounting and security lending fees	129,450
Custodian fees and expenses	11,860
Independent trustees' compensation	6,916
Registration fees	76,319
Audit	24,013
Legal	4,097
Miscellaneous	4,137
Total expenses before reductions	4,712,071
Expense reductions	(29,358)	4,682,713
Net investment income (loss)		2,243,945
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(66,019,287)
Foreign currency transactions	(13,326)
Total net realized gain (loss)		(66,032,613)
Change in net unrealized appreciation (depreciation) on: Investment securities	(43,600,872)
Assets and liabilities in foreign currencies	3,771
Total change in net unrealized appreciation (depreciation)		(43,597,101)
Net gain (loss)		(109,629,714)
Net increase (decrease) in net assets resulting from operations		$(107,385,769)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,243,945	$4,666,139
Net realized gain (loss)	(66,032,613)	(60,209,572)
Change in net unrealized appreciation (depreciation)	(43,597,101)	(212,688,818)
Net increase (decrease) in net assets resulting from operations	(107,385,769)	(268,232,251)
Distributions to shareholders from net investment income	(3,958,373)	(2,612,091)
Distributions to shareholders from net realized gain	–	(36,171,815)
Total distributions	(3,958,373)	(38,783,906)
Share transactions - net increase (decrease)	42,742,066	190,554,548
Redemption fees	21,860	54,564
Total increase (decrease) in net assets	(68,580,216)	(116,407,045)
Net Assets
Beginning of period	757,928,817	874,335,862
End of period (including distributions in excess of net investment income of $675,959 and undistributed net investment income of $1,038,469, respectively)	$689,348,601	$757,928,817

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$30.96	$45.71	$40.59	$33.71	$40.17	$27.70
Income from Investment Operations
Net investment income (loss)A	.11	.28	.15	.23	.25	.11
Net realized and unrealized gain (loss)	(4.39)	(12.89)	7.06	6.81	(6.50)	12.47
Total from investment operations	(4.28)	(12.61)	7.21	7.04	(6.25)	12.58
Distributions from net investment income	(.20)	(.18)B	(.17)	(.16)	(.21)	(.11)
Distributions from net realized gain	–	(1.96)B	(1.93)	–	–	–
Total distributions	(.20)	(2.14)	(2.09)C	(.16)	(.21)	(.11)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$26.48	$30.96	$45.71	$40.59	$33.71	$40.17
Total ReturnE,F,G	(13.84)%	(28.92)%	18.46%	20.94%	(15.58)%	45.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%J	1.12%	1.12%	1.16%	1.17%	1.16%
Expenses net of fee waivers, if any	1.13%J	1.12%	1.12%	1.16%	1.17%	1.16%
Expenses net of all reductions	1.12%J	1.11%	1.12%	1.15%	1.17%	1.16%
Net investment income (loss)	.78%J	.76%	.36%	.61%	.72%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$263,314	$292,288	$369,400	$279,798	$253,332	$331,120
Portfolio turnover rateK	70%J	61%	112%	68%	88%	91%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.09 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.929 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.63	$46.64	$41.38	$34.40	$41.04	$28.33
Income from Investment Operations
Net investment income (loss)A	.08	.20	.06	.15	.18	.03
Net realized and unrealized gain (loss)	(4.49)	(13.18)	7.21	6.95	(6.65)	12.75
Total from investment operations	(4.41)	(12.98)	7.27	7.10	(6.47)	12.78
Distributions from net investment income	(.11)	(.08)B	(.08)	(.12)	(.17)	(.07)
Distributions from net realized gain	–	(1.95)B	(1.93)	–	–	–
Total distributions	(.11)	(2.03)	(2.01)	(.12)	(.17)	(.07)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$27.11	$31.63	$46.64	$41.38	$34.40	$41.04
Total ReturnD,E,F	(13.97)%	(29.09)%	18.19%	20.70%	(15.77)%	45.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.38%I	1.36%	1.34%	1.36%	1.38%	1.37%
Expenses net of fee waivers, if any	1.38%I	1.35%	1.34%	1.36%	1.38%	1.37%
Expenses net of all reductions	1.38%I	1.35%	1.34%	1.35%	1.38%	1.37%
Net investment income (loss)	.53%I	.52%	.14%	.40%	.50%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$133,861	$164,848	$245,828	$223,248	$215,488	$290,512
Portfolio turnover rateJ	70%I	61%	112%	68%	88%	91%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.41	$42.08	$37.65	$31.41	$37.61	$26.06
Income from Investment Operations
Net investment income (loss)A	–B	(.02)	(.17)	(.05)	(.01)	(.15)
Net realized and unrealized gain (loss)	(4.04)	(11.84)	6.52	6.34	(6.09)	11.71
Total from investment operations	(4.04)	(11.86)	6.35	6.29	(6.10)	11.56
Distributions from net investment income	–B	–	–	(.05)	(.10)	(.01)
Distributions from net realized gain	–	(1.81)	(1.92)	–	–	–
Total distributions	–B	(1.81)	(1.92)	(.05)	(.10)	(.01)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$24.37	$28.41	$42.08	$37.65	$31.41	$37.61
Total ReturnC,D,E	(14.21)%	(29.47)%	17.50%	20.04%	(16.22)%	44.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.91%H	1.92%	1.91%	1.92%	1.92%	1.93%
Expenses net of fee waivers, if any	1.91%H	1.92%	1.91%	1.92%	1.92%	1.93%
Expenses net of all reductions	1.90%H	1.92%	1.91%	1.91%	1.92%	1.92%
Net investment income (loss)	- %H,I	(.05)%	(.44)%	(.15)%	(.03)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,983	$8,163	$17,432	$20,551	$28,558	$49,793
Portfolio turnover rateJ	70%H	61%	112%	68%	88%	91%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.58	$42.40	$37.92	$31.63	$37.88	$26.25
Income from Investment Operations
Net investment income (loss)A	.01	.01	(.15)	(.04)	(.01)	(.15)
Net realized and unrealized gain (loss)	(4.06)	(11.93)	6.57	6.38	(6.13)	11.80
Total from investment operations	(4.05)	(11.92)	6.42	6.34	(6.14)	11.65
Distributions from net investment income	(.03)	(.03)B	(.01)	(.05)	(.11)	(.02)
Distributions from net realized gain	–	(1.88)B	(1.93)	–	–	–
Total distributions	(.03)	(1.90)C	(1.94)	(.05)	(.11)	(.02)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$24.50	$28.58	$42.40	$37.92	$31.63	$37.88
Total ReturnE,F,G	(14.16)%	(29.44)%	17.57%	20.08%	(16.22)%	44.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.85%J	1.85%	1.86%	1.90%	1.92%	1.90%
Expenses net of fee waivers, if any	1.85%J	1.85%	1.86%	1.90%	1.92%	1.90%
Expenses net of all reductions	1.84%J	1.85%	1.86%	1.88%	1.91%	1.89%
Net investment income (loss)	.06%J	.02%	(.38)%	(.13)%	(.03)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$159,509	$162,322	$130,881	$99,833	$93,504	$133,476
Portfolio turnover rateK	70%J	61%	112%	68%	88%	91%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.90 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $1.877 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Energy Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.62	$48.05	$42.55	$35.28	$41.95	$28.87
Income from Investment Operations
Net investment income (loss)A	.16	.39	.28	.35	.37	.23
Net realized and unrealized gain (loss)	(4.63)	(13.56)	7.42	7.12	(6.79)	12.99
Total from investment operations	(4.47)	(13.17)	7.70	7.47	(6.42)	13.22
Distributions from net investment income	(.29)	(.30)B	(.27)	(.20)	(.25)	(.14)
Distributions from net realized gain	–	(1.96)B	(1.93)	–	–	–
Total distributions	(.29)	(2.26)	(2.20)	(.20)	(.25)	(.14)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$27.86	$32.62	$48.05	$42.55	$35.28	$41.95
Total ReturnD,E	(13.74)%	(28.73)%	18.80%	21.26%	(15.31)%	45.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%H	.85%	.85%	.88%	.86%	.86%
Expenses net of fee waivers, if any	.86%H	.85%	.85%	.88%	.86%	.86%
Expenses net of all reductions	.85%H	.85%	.85%	.86%	.85%	.85%
Net investment income (loss)	1.06%H	1.02%	.63%	.89%	1.03%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$127,682	$130,308	$110,795	$65,034	$56,692	$54,024
Portfolio turnover rateI	70%H	61%	112%	68%	88%	91%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$32,612,102
Gross unrealized depreciation	(148,719,309)
Net unrealized appreciation (depreciation) on securities	$(116,107,207)
Tax cost	$815,310,200

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,928,505)

The Fund elected to defer to its next fiscal year approximately $50,491,927 of capital losses recognized during the period November 1, 2014 to July 31, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $282,153,097 and $253,644,273, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$346,353	$26,091
Class T	.25%	.25%	374,470	–
Class B	.75%	.25%	32,665	24,499
Class C	.75%	.25%	786,744	387,169
			$1,540,232	$437,759

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$104,562
Class T	16,381
Class B(a)	1,343
Class C(a)	40,150
$162,436

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$366,166.26
Class T	201,372.27
Class B	9,774.30
Class C	187,105.24
Class I	160,435.24
	$924,852

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,983 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $502 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $38,523.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26,805 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,533.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$1,922,249	$1,364,001
Class T	529,063	410,584
Class B	897	–
Class C	204,569	97,069
Class I	1,301,595	740,437
Total	$3,958,373	$2,612,091
From net realized gain
Class A	$–	$14,838,103
Class T	–	10,229,565
Class B	–	735,058
Class C	–	5,981,735
Class I	–	4,387,354
Total	$–	$36,171,815

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	2,392,577	4,817,511	$67,714,007	$172,397,292
Reinvestment of distributions	66,473	346,427	1,828,265	15,023,137
Shares redeemed	(1,955,755)	(3,804,502)	(55,983,680)	(141,434,625)
Net increase (decrease)	503,295	1,359,436	$13,558,592	$45,985,804
Class T
Shares sold	399,804	895,677	$11,569,886	$32,882,150
Reinvestment of distributions	18,369	229,140	510,908	10,214,195
Shares redeemed	(692,858)	(1,183,564)	(20,171,378)	(44,251,675)
Net increase (decrease)	(274,685)	(58,747)	$(8,090,584)	$(1,155,330)
Class B
Shares sold	2,751	43,535	$72,566	$1,451,766
Reinvestment of distributions	35	16,323	864	661,892
Shares redeemed	(85,705)	(186,733)	(2,272,984)	(6,263,061)
Net increase (decrease)	(82,919)	(126,875)	$(2,199,554)	$(4,149,403)
Class C
Shares sold	1,835,043	3,704,544	$47,035,371	$122,458,966
Reinvestment of distributions	7,392	130,140	181,396	5,288,652
Shares redeemed	(1,011,446)	(1,241,801)	(26,564,955)	(41,167,367)
Net increase (decrease)	830,989	2,592,883	$20,651,812	$86,580,251
Class I
Shares sold	2,310,144	3,563,036	$69,257,814	$133,557,103
Reinvestment of distributions	40,692	99,377	1,182,189	4,498,001
Shares redeemed	(1,762,926)	(1,973,125)	(51,618,203)	(74,761,878)
Net increase (decrease)	587,910	1,689,288	$18,821,800	$63,293,226
11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Financial Services Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	5.4	4.8
JPMorgan Chase & Co.	5.2	5.0
Bank of America Corp.	5.0	5.0
Citigroup, Inc.	4.9	5.0
U.S. Bancorp	3.8	4.1
Chubb Ltd.	3.8	2.6
Wells Fargo & Co.	3.7	3.8
American Tower Corp.	3.5	3.3
Capital One Financial Corp.	3.1	3.8
Allstate Corp.	2.6	2.3
	41.0

Top Industries (% of fund's net assets)

As of January 31, 2016
Banks	28.5%
Real Estate Investment Trusts	17.1%
Insurance	16.3%
Capital Markets	8.0%
Diversified Financial Services	7.8%
All Others*	22.3%

As of July 31, 2015
Banks	30.5%
Real Estate Investment Trusts	13.4%
Insurance	12.8%
Capital Markets	10.9%
Diversified Financial Services	9.0%
All Others*	23.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Financial Services Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Banks - 28.5%
Diversified Banks - 23.5%
Bank of America Corp.	736,556	$10,414,902
Citigroup, Inc.	240,165	10,226,226
Comerica, Inc.	54,219	1,859,712
JPMorgan Chase & Co.	183,831	10,937,945
U.S. Bancorp	197,908	7,928,194
Wells Fargo & Co.	153,748	7,722,762
		49,089,741
Regional Banks - 5.0%
CoBiz, Inc.	83,491	917,566
Huntington Bancshares, Inc.	183,600	1,575,288
M&T Bank Corp.	29,400	3,239,292
Popular, Inc.	52,200	1,312,308
SunTrust Banks, Inc.	90,000	3,292,200
		10,336,654

TOTAL BANKS		59,426,395

Capital Markets - 8.0%
Asset Management & Custody Banks - 5.7%
Affiliated Managers Group, Inc. (a)	13,754	1,845,649
Artisan Partners Asset Management, Inc.	59,300	1,856,090
Invesco Ltd.	100,738	3,015,088
Northern Trust Corp.	41,000	2,545,280
Oaktree Capital Group LLC Class A	37,600	1,645,376
The Blackstone Group LP	36,365	955,309
		11,862,792
Investment Banking & Brokerage - 2.3%
E*TRADE Financial Corp. (a)	82,400	1,941,344
Goldman Sachs Group, Inc.	17,950	2,900,002
		4,841,346

TOTAL CAPITAL MARKETS		16,704,138

Consumer Finance - 6.0%
Consumer Finance - 6.0%
American Express Co.	38,400	2,054,400
Capital One Financial Corp.	99,538	6,531,684
OneMain Holdings, Inc. (a)	54,900	1,451,007
Synchrony Financial (a)	87,200	2,478,224
		12,515,315
Diversified Consumer Services - 1.2%
Specialized Consumer Services - 1.2%
H&R Block, Inc.	75,200	2,560,560
Diversified Financial Services - 7.8%
Multi-Sector Holdings - 5.4%
Berkshire Hathaway, Inc. Class B (a)	86,169	11,182,149
Specialized Finance - 2.4%
IntercontinentalExchange, Inc.	19,464	5,134,603

TOTAL DIVERSIFIED FINANCIAL SERVICES		16,316,752

Insurance - 16.3%
Insurance Brokers - 3.8%
Brown & Brown, Inc.	107,900	3,263,975
Marsh & McLennan Companies, Inc.	85,500	4,559,715
		7,823,690
Life & Health Insurance - 2.4%
Principal Financial Group, Inc.	20,900	794,200
Torchmark Corp.	79,180	4,302,641
		5,096,841
Property & Casualty Insurance - 10.1%
Allied World Assurance Co. Holdings AG	81,400	2,978,426
Allstate Corp.	90,490	5,483,694
Chubb Ltd.	69,657	7,876,117
FNF Group	144,750	4,687,005
		21,025,242

TOTAL INSURANCE		33,945,773

IT Services - 5.7%
Data Processing & Outsourced Services - 5.7%
MasterCard, Inc. Class A	34,300	3,053,729
PayPal Holdings, Inc. (a)	36,600	1,322,724
The Western Union Co.	136,700	2,438,728
Visa, Inc. Class A	66,420	4,947,626
		11,762,807
Professional Services - 0.6%
Research & Consulting Services - 0.6%
Verisk Analytics, Inc. (a)	16,000	1,168,000
Real Estate Investment Trusts - 17.1%
Diversified REITs - 0.4%
NorthStar Realty Finance Corp.	64,025	759,977
Health Care REIT's - 2.0%
Ventas, Inc.	76,900	4,254,108
Mortgage REITs - 2.8%
Altisource Residential Corp. Class B	134,950	1,342,753
American Capital Agency Corp.	85,500	1,459,485
Redwood Trust, Inc. (b)	162,800	1,753,356
Two Harbors Investment Corp.	166,900	1,268,440
		5,824,034
Office REITs - 1.8%
Boston Properties, Inc.	32,600	3,788,446
Residential REITs - 3.3%
American Campus Communities, Inc.	23,100	974,820
Equity Residential (SBI)	32,000	2,466,880
Essex Property Trust, Inc.	6,800	1,449,148
UDR, Inc.	58,800	2,092,692
		6,983,540
Specialized REITs - 6.8%
American Tower Corp.	76,400	7,207,576
Outfront Media, Inc.	79,430	1,727,603
Public Storage	20,400	5,172,624
		14,107,803

TOTAL REAL ESTATE INVESTMENT TRUSTS		35,717,908

Real Estate Management & Development - 2.2%
Real Estate Services - 2.2%
CBRE Group, Inc. (a)	68,487	1,915,581
Realogy Holdings Corp. (a)	82,000	2,689,600
		4,605,181
Thrifts & Mortgage Finance - 0.5%
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)	105,000	695,100
Radian Group, Inc.	33,700	339,022
		1,034,122
Trading Companies & Distributors - 1.1%
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	72,900	2,238,759
TOTAL COMMON STOCKS
(Cost $212,608,978)		197,995,710

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.38% (c)	11,791,184	11,791,184
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	827,200	827,200
TOTAL MONEY MARKET FUNDS
(Cost $12,618,384)		12,618,384
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $225,227,362)		210,614,094
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,104,475)
NET ASSETS - 100%		$208,509,619

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,391
Fidelity Securities Lending Cash Central Fund	1,146
Total	$12,537

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $809,904) — See accompanying schedule: Unaffiliated issuers (cost $212,608,978)	$197,995,710
Fidelity Central Funds (cost $12,618,384)	12,618,384
Total Investments (cost $225,227,362)		$210,614,094
Receivable for investments sold		1,453,066
Receivable for fund shares sold		178,660
Dividends receivable		195,320
Distributions receivable from Fidelity Central Funds		3,238
Prepaid expenses		914
Other receivables		2,492
Total assets		212,447,784
Liabilities
Payable for investments purchased	$2,230,073
Payable for fund shares redeemed	619,581
Accrued management fee	99,343
Distribution and service plan fees payable	76,106
Other affiliated payables	54,539
Other payables and accrued expenses	31,323
Collateral on securities loaned, at value	827,200
Total liabilities		3,938,165
Net Assets		$208,509,619
Net Assets consist of:
Paid in capital		$269,253,632
Distributions in excess of net investment income		(640,322)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(45,489,838)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,613,853)
Net Assets		$208,509,619
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($96,442,461 ÷ 6,841,359 shares)		$14.10
Maximum offering price per share (100/94.25 of $14.10)		$14.96
Class T:
Net Asset Value and redemption price per share ($30,357,074 ÷ 2,169,845 shares)		$13.99
Maximum offering price per share (100/96.50 of $13.99)		$14.50
Class B:
Net Asset Value and offering price per share ($2,470,008 ÷ 183,135 shares)(a)		$13.49
Class C:
Net Asset Value and offering price per share ($47,627,592 ÷ 3,569,093 shares)(a)		$13.34
Class I:
Net Asset Value, offering price and redemption price per share ($31,612,484 ÷ 2,187,279 shares)		$14.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$2,023,941
Income from Fidelity Central Funds		12,537
Total income		2,036,478
Expenses
Management fee	$627,763
Transfer agent fees	277,993
Distribution and service plan fees	470,525
Accounting and security lending fees	44,586
Custodian fees and expenses	9,056
Independent trustees' compensation	2,133
Registration fees	51,522
Audit	23,544
Legal	1,908
Miscellaneous	1,198
Total expenses before reductions	1,510,228
Expense reductions	(4,851)	1,505,377
Net investment income (loss)		531,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,490,169
Foreign currency transactions	29,827
Total net realized gain (loss)		1,519,996
Change in net unrealized appreciation (depreciation) on: Investment securities	(38,352,669)
Assets and liabilities in foreign currencies	(508)
Total change in net unrealized appreciation (depreciation)		(38,353,177)
Net gain (loss)		(36,833,181)
Net increase (decrease) in net assets resulting from operations		$(36,302,080)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$531,101	$836,701
Net realized gain (loss)	1,519,996	12,569,347
Change in net unrealized appreciation (depreciation)	(38,353,177)	5,448,999
Net increase (decrease) in net assets resulting from operations	(36,302,080)	18,855,047
Distributions to shareholders from net investment income	(957,546)	(1,174,436)
Distributions to shareholders from net realized gain	(189,767)	–
Total distributions	(1,147,313)	(1,174,436)
Share transactions - net increase (decrease)	12,173,524	48,366,952
Redemption fees	8,377	16,144
Total increase (decrease) in net assets	(25,267,492)	66,063,707
Net Assets
Beginning of period	233,777,111	167,713,404
End of period (including distributions in excess of net investment income of $640,322 and distributions in excess of net investment income of $213,877, respectively)	$208,509,619	$233,777,111

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.53	$14.97	$13.41	$10.18	$10.06	$10.35
Income from Investment Operations
Net investment income (loss)A	.05	.10	.10	.15	.07	(.02)
Net realized and unrealized gain (loss)	(2.40)	1.59B	1.55	3.18	.06	(.27)
Total from investment operations	(2.35)	1.69	1.65	3.33	.13	(.29)
Distributions from net investment income	(.07)	(.13)	(.08)	(.10)	(.01)	–
Distributions from net realized gain	(.01)	–	(.01)	–	–	–
Total distributions	(.08)	(.13)	(.09)	(.10)	(.01)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.10	$16.53	$14.97	$13.41	$10.18	$10.06
Total ReturnD,E,F	(14.24)%	11.29%B	12.39%	32.99%	1.34%	(2.80)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.16%I	1.17%	1.22%	1.29%	1.28%	1.26%
Expenses net of fee waivers, if any	1.16%I	1.17%	1.22%	1.29%	1.28%	1.26%
Expenses net of all reductions	1.16%I	1.17%	1.22%	1.21%	1.20%	1.21%
Net investment income (loss)	.62%I	.61%	.68%	1.31%	.72%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$96,442	$102,983	$77,674	$64,428	$47,055	$63,937
Portfolio turnover rateJ	73%I	44%	49%	288%	441%	260%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.97%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.41	$14.86	$13.31	$10.11	$10.01	$10.32
Income from Investment Operations
Net investment income (loss)A	.03	.05	.06	.12	.04	(.05)
Net realized and unrealized gain (loss)	(2.39)	1.58B	1.55	3.16	.06	(.26)
Total from investment operations	(2.36)	1.63	1.61	3.28	.10	(.31)
Distributions from net investment income	(.05)	(.08)	(.05)	(.08)	–C	–
Distributions from net realized gain	(.01)	–	(.01)	–	–	–
Total distributions	(.06)	(.08)	(.06)	(.08)	–C	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$13.99	$16.41	$14.86	$13.31	$10.11	$10.01
Total ReturnD,E,F	(14.39)%	10.98%B	12.10%	32.66%	1.03%	(3.00)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.45%I	1.45%	1.48%	1.55%	1.54%	1.52%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.48%	1.55%	1.54%	1.52%
Expenses net of all reductions	1.45%I	1.45%	1.48%	1.47%	1.45%	1.47%
Net investment income (loss)	.33%I	.33%	.42%	1.06%	.46%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$30,357	$34,314	$31,596	$30,576	$24,367	$27,037
Portfolio turnover rateJ	73%I	44%	49%	288%	441%	260%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.66%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.82	$14.35	$12.87	$9.79	$9.73	$10.09
Income from Investment Operations
Net investment income (loss)A	(.01)	(.03)	(.01)	.06	–B	(.10)
Net realized and unrealized gain (loss)	(2.30)	1.52C	1.49	3.06	.06	(.26)
Total from investment operations	(2.31)	1.49	1.48	3.12	.06	(.36)
Distributions from net investment income	(.01)	(.02)	–	(.04)	–	–
Distributions from net realized gain	(.01)	–	–	–	–	–
Total distributions	(.02)	(.02)	–	(.04)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.49	$15.82	$14.35	$12.87	$9.79	$9.73
Total ReturnD,E,F	(14.59)%	10.41%C	11.50%	32.00%	.62%	(3.57)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.97%I	1.96%	1.98%	2.04%	2.03%	2.01%
Expenses net of fee waivers, if any	1.97%I	1.96%	1.98%	2.04%	2.03%	2.01%
Expenses net of all reductions	1.96%I	1.96%	1.98%	1.97%	1.94%	1.96%
Net investment income (loss)	(.18)%I	(.18)%	(.08)%	.56%	(.03)%	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,470	$3,831	$5,540	$6,511	$5,745	$7,480
Portfolio turnover rateJ	73%I	44%	49%	288%	441%	260%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.09%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.67	$14.22	$12.75	$9.70	$9.65	$10.00
Income from Investment Operations
Net investment income (loss)A	(.01)	(.02)	–B	.06	–B	(.10)
Net realized and unrealized gain (loss)	(2.28)	1.51C	1.48	3.03	.05	(.25)
Total from investment operations	(2.29)	1.49	1.48	3.09	.05	(.35)
Distributions from net investment income	(.03)	(.04)	(.01)	(.04)	–	–
Distributions from net realized gain	(.01)	–	–	–	–	–
Total distributions	(.04)	(.04)	(.01)	(.04)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.34	$15.67	$14.22	$12.75	$9.70	$9.65
Total ReturnD,E,F	(14.63)%	10.45%C	11.65%	31.98%	.52%	(3.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.91%I	1.90%	1.94%	2.03%	2.03%	2.01%
Expenses net of fee waivers, if any	1.91%I	1.90%	1.94%	2.03%	2.03%	2.01%
Expenses net of all reductions	1.90%I	1.90%	1.93%	1.96%	1.94%	1.96%
Net investment income (loss)	(.12)%I	(.12)%	(.03)%	.57%	(.03)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$47,628	$50,206	$36,740	$29,897	$20,875	$23,196
Portfolio turnover rateJ	73%I	44%	49%	288%	441%	260%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.13%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Financial Services Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.94	$15.34	$13.73	$10.42	$10.28	$10.55
Income from Investment Operations
Net investment income (loss)A	.07	.15	.15	.20	.10	.01
Net realized and unrealized gain (loss)	(2.46)	1.62B	1.60	3.25	.06	(.28)
Total from investment operations	(2.39)	1.77	1.75	3.45	.16	(.27)
Distributions from net investment income	(.09)	(.17)	(.13)	(.14)	(.02)	–
Distributions from net realized gain	(.01)	–	(.01)	–	–	–
Total distributions	(.10)	(.17)	(.14)	(.14)	(.02)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.45	$16.94	$15.34	$13.73	$10.42	$10.28
Total ReturnD,E	(14.15)%	11.61%B	12.85%	33.45%	1.61%	(2.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%H	.84%	.87%	.96%	.98%	.96%
Expenses net of fee waivers, if any	.86%H	.84%	.87%	.96%	.98%	.96%
Expenses net of all reductions	.86%H	.84%	.86%	.88%	.89%	.91%
Net investment income (loss)	.92%H	.94%	1.04%	1.65%	1.02%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$31,612	$42,443	$16,164	$9,275	$5,596	$8,162
Portfolio turnover rateI	73%H	44%	49%	288%	441%	260%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 11.29%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$7,948,537
Gross unrealized depreciation	(23,483,737)
Net unrealized appreciation (depreciation) on securities	$(15,535,200)
Tax cost	$226,149,294

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(22,843,955)
2018	(23,251,884)
2019	(445,604)
Total capital loss carryforward	$(46,541,443)

The Fund elected to defer to its next fiscal year approximately $213,865 of ordinary losses recognized during the period January 1, 2015 to July 31, 2015.

Short-Term Trading (Redemption) Fees. Share held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $89,113,289 and $79,622,756, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$125,781	$–
Class T	.25%	.25%	81,044	–
Class B	.75%	.25%	15,577	11,683
Class C	.75%	.25%	248,123	75,328
			$470,525	$87,011

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$34,332
Class T	5,301
Class B(a)	375
Class C(a)	6,520
$46,528

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$124,786.25
Class T	46,586.29
Class B	4,760.30
Class C	59,992.24
Class I	41,869.19
	$277,993

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,245 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $153 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,146.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,973 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $869.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$487,874	$677,086
Class T	110,989	166,609
Class B	2,181	7,587
Class C	104,614	95,653
Class I	251,888	227,501
Total	$957,546	$1,174,436
From net realized gain
Class A	$83,636	$–
Class T	26,115	–
Class B	2,379	–
Class C	43,289	–
Class I	34,348	–
Total	$189,767	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	1,825,159	2,375,926	$28,448,911	$38,271,380
Reinvestment of distributions	34,331	37,600	519,430	601,602
Shares redeemed	(1,248,508)	(1,370,832)	(18,711,707)	(21,745,625)
Net increase (decrease)	610,982	1,042,694	$10,256,634	$17,127,357
Class T
Shares sold	255,275	282,748	$3,952,059	$4,530,961
Reinvestment of distributions	8,782	9,927	131,908	158,623
Shares redeemed	(185,505)	(327,213)	(2,810,375)	(5,144,018)
Net increase (decrease)	78,552	(34,538)	$1,273,592	$(454,434)
Class B
Shares sold	9,818	9,940	$145,243	$153,403
Reinvestment of distributions	304	462	4,404	7,229
Shares redeemed	(69,180)	(154,232)	(1,015,214)	(2,370,354)
Net increase (decrease)	(59,058)	(143,830)	$(865,567)	$(2,209,722)
Class C
Shares sold	873,462	1,276,982	$12,833,896	$19,580,585
Reinvestment of distributions	9,045	5,490	129,709	84,931
Shares redeemed	(518,325)	(661,896)	(7,364,427)	(9,959,897)
Net increase (decrease)	364,182	620,576	$5,599,178	$9,705,619
Class I
Shares sold	1,012,179	2,718,004	$15,880,600	$44,696,215
Reinvestment of distributions	13,725	9,845	212,871	161,164
Shares redeemed	(1,344,363)	(1,276,123)	(20,183,784)	(20,659,247)
Net increase (decrease)	(318,459)	1,451,726	$(4,090,313)	$24,198,132

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Health Care Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Medtronic PLC	9.6	7.8
Allergan PLC	6.4	6.6
Teva Pharmaceutical Industries Ltd. sponsored ADR	5.9	5.0
Amgen, Inc.	4.6	2.5
Boston Scientific Corp.	4.4	4.3
AbbVie, Inc.	3.4	4.2
Bristol-Myers Squibb Co.	3.3	2.3
McKesson Corp.	2.9	3.2
UnitedHealth Group, Inc.	2.6	2.2
Cigna Corp.	2.2	2.0
	45.3

Top Industries (% of fund's net assets)

As of January 31, 2016
Pharmaceuticals	28.8%
Biotechnology	25.0%
Health Care Equipment & Supplies	24.6%
Health Care Providers & Services	13.8%
Health Care Technology	2.8%
All Others*	5.0%

As of July 31, 2015
Pharmaceuticals	36.6%
Health Care Equipment & Supplies	20.5%
Biotechnology	19.0%
Health Care Providers & Services	13.4%
Health Care Technology	3.2%
All Others*	7.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Health Care Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Biotechnology - 25.0%
Biotechnology - 25.0%
AbbVie, Inc.	1,635,300	$89,777,970
Ablynx NV (a)	591,709	8,621,127
Acceleron Pharma, Inc. (a)	142,448	4,373,154
Acorda Therapeutics, Inc. (a)	201,929	7,435,026
Actelion Ltd.	90,000	11,860,163
Advaxis, Inc. (a)(b)	531,200	3,622,784
Alnylam Pharmaceuticals, Inc. (a)	156,555	10,792,902
AMAG Pharmaceuticals, Inc. (a)	344,115	7,883,675
Amgen, Inc.	808,666	123,507,558
Amicus Therapeutics, Inc. (a)(b)	870,000	5,254,800
Anacor Pharmaceuticals, Inc. (a)	322,037	24,194,640
Arena Pharmaceuticals, Inc. (a)	2,519,396	3,804,288
Array BioPharma, Inc. (a)	800,000	2,472,000
Ascendis Pharma A/S ADR	400,000	7,616,000
Biogen, Inc. (a)	197,884	54,034,205
BioMarin Pharmaceutical, Inc. (a)	299,200	22,146,784
bluebird bio, Inc. (a)	43,420	1,795,851
Blueprint Medicines Corp.	205,000	3,222,600
Cara Therapeutics, Inc. (a)	282,162	2,539,458
Celgene Corp. (a)	238,208	23,897,027
Cellectis SA sponsored ADR	220,700	4,934,852
Curis, Inc. (a)	1,519,300	2,491,652
CytomX Therapeutics, Inc. (a)	145,200	2,281,092
Edge Therapeutics, Inc. (a)	181,343	2,014,721
Galapagos Genomics NV sponsored ADR	120,209	5,880,624
Gilead Sciences, Inc.	266,862	22,149,546
Heron Therapeutics, Inc. (a)	163,315	3,427,982
Incyte Corp. (a)	142,200	10,033,632
Insmed, Inc. (a)	900,800	11,890,560
Intercept Pharmaceuticals, Inc. (a)	53,021	5,632,421
Mirati Therapeutics, Inc. (a)	274,000	5,899,220
Neurocrine Biosciences, Inc. (a)	222,100	9,450,355
ProNai Therapeutics, Inc. (a)	97,200	804,816
Puma Biotechnology, Inc. (a)(b)	400,000	16,696,000
Regeneron Pharmaceuticals, Inc. (a)	105,298	44,234,637
Spark Therapeutics, Inc.	131,942	3,716,806
TESARO, Inc. (a)(b)	300,000	10,362,000
Trevena, Inc. (a)	1,000,000	7,280,000
Ultragenyx Pharmaceutical, Inc. (a)	201,440	11,310,856
United Therapeutics Corp. (a)	101,800	12,539,724
Vertex Pharmaceuticals, Inc. (a)	597,700	54,241,275
Xencor, Inc. (a)	297,400	3,217,868
		669,342,651
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
RPI International Holdings LP (c)	10,510	1,473,502
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	215,735	4,787,160
Health Care Equipment & Supplies - 24.6%
Health Care Equipment - 23.2%
Atricure, Inc. (a)	556,504	9,727,690
Boston Scientific Corp. (a)	6,788,948	119,010,258
CONMED Corp.	304,100	11,233,454
Edwards Lifesciences Corp. (a)	501,500	39,222,315
HeartWare International, Inc. (a)	138,771	5,570,268
Integra LifeSciences Holdings Corp. (a)	244,600	15,030,670
Intuitive Surgical, Inc. (a)	44,000	23,797,400
Invuity, Inc.	517,800	3,976,704
LivaNova PLC (a)	235,600	13,188,888
Medtronic PLC	3,395,700	257,801,539
Neovasc, Inc. (a)	1,100,000	3,762,000
Nevro Corp. (a)(b)	314,300	19,420,597
Novocure Ltd. (a)(b)	185,300	2,312,544
ResMed, Inc.	408,000	23,133,600
St. Jude Medical, Inc.	97,800	5,169,708
Steris PLC	120,184	8,321,540
Stryker Corp.	100,000	9,915,000
Teleflex, Inc. (b)	80,000	10,855,200
Wright Medical Group NV (a)	1,300,000	25,935,000
Zeltiq Aesthetics, Inc. (a)	253,818	5,893,654
Zimmer Biomet Holdings, Inc.	88,500	8,784,510
		622,062,539
Health Care Supplies - 1.4%
The Cooper Companies, Inc.	220,000	28,853,000
The Spectranetics Corp. (a)(b)	700,000	8,435,000
		37,288,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		659,350,539

Health Care Providers & Services - 13.7%
Health Care Distributors & Services - 3.7%
Amplifon SpA	761,295	6,382,162
EBOS Group Ltd.	1,312,664	11,441,210
McKesson Corp.	475,175	76,493,672
United Drug PLC (United Kingdom)	800,000	5,980,068
		100,297,112
Health Care Facilities - 3.7%
AmSurg Corp. (a)	150,000	10,978,500
Brookdale Senior Living, Inc. (a)	406,070	6,610,820
HCA Holdings, Inc. (a)	429,800	29,905,484
Surgical Care Affiliates, Inc. (a)	500,005	21,335,213
Universal Health Services, Inc. Class B	272,600	30,705,664
		99,535,681
Health Care Services - 1.5%
Adeptus Health, Inc. Class A (a)(b)	120,200	5,671,036
DaVita HealthCare Partners, Inc. (a)	307,100	20,612,552
Envision Healthcare Holdings, Inc. (a)	571,304	12,625,818
		38,909,406
Managed Health Care - 4.8%
Cigna Corp.	430,200	57,474,720
UnitedHealth Group, Inc.	612,800	70,570,048
		128,044,768

TOTAL HEALTH CARE PROVIDERS & SERVICES		366,786,967

Health Care Technology - 2.8%
Health Care Technology - 2.8%
athenahealth, Inc. (a)	239,100	33,904,380
Castlight Health, Inc. (a)	336,800	1,114,808
Castlight Health, Inc. Class B (a)(b)	94,050	311,306
Connecture, Inc. (a)	489,461	1,155,128
Evolent Health, Inc.	243,600	2,404,332
HealthStream, Inc. (a)	685,600	15,014,640
Medidata Solutions, Inc. (a)	485,900	20,762,507
		74,667,101
Life Sciences Tools & Services - 2.8%
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	1,349,700	50,816,205
Bruker Corp. (a)	746,200	16,662,646
PRA Health Sciences, Inc. (a)	167,300	7,207,284
		74,686,135
Pharmaceuticals - 28.8%
Pharmaceuticals - 28.8%
Allergan PLC (a)	602,300	171,312,189
Amphastar Pharmaceuticals, Inc. (a)	600,000	7,230,000
Astellas Pharma, Inc.	1,012,300	14,016,876
Bristol-Myers Squibb Co.	1,404,000	87,272,640
Catalent, Inc. (a)	609,100	14,332,123
Dechra Pharmaceuticals PLC	600,000	8,570,365
Eisai Co. Ltd.	304,000	18,375,032
Endo Health Solutions, Inc. (a)	931,400	51,664,758
Horizon Pharma PLC (a)	728,100	12,741,750
Jazz Pharmaceuticals PLC (a)	163,100	20,997,494
Jiangsu Hengrui Medicine Co. Ltd.	1,430,000	9,605,122
Lee's Pharmaceutical Holdings Ltd.	4,366,536	4,037,954
Mylan N.V.	1,011,400	53,290,666
Pfizer, Inc.	1,349,700	41,152,353
Prestige Brands Holdings, Inc. (a)	307,500	14,354,100
Sanofi SA sponsored ADR	500,000	20,820,000
Sun Pharmaceutical Industries Ltd.	1,123,677	14,544,714
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,564,500	157,665,460
The Medicines Company (a)(b)	291,900	10,088,064
TherapeuticsMD, Inc. (a)(b)	2,003,600	14,325,740
UCB SA	91,500	7,823,336
Valeant Pharmaceuticals International, Inc. (Canada) (a)	188,700	17,376,187
		771,596,923
Professional Services - 0.7%
Human Resource & Employment Services - 0.7%
WageWorks, Inc. (a)	401,600	17,967,584
TOTAL COMMON STOCKS
(Cost $2,610,997,227)		2,640,658,562

Convertible Preferred Stocks - 0.1%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $2,121,583)	322,145	2,812,326

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.38% (d)	7,673,993	7,673,993
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	21,198,175	21,198,175
TOTAL MONEY MARKET FUNDS
(Cost $28,872,168)		28,872,168
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $2,641,990,978)		2,672,343,056
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,225,975
NET ASSETS - 100%		$2,676,569,031

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,285,828 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
RPI International Holdings LP	5/21/15	$1,239,129

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,615
Fidelity Securities Lending Cash Central Fund	173,746
Total	$250,361

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,640,658,562	$2,529,368,141	$109,816,919	$1,473,502
Convertible Preferred Stocks	2,812,326	--	--	2,812,326
Money Market Funds	28,872,168	28,872,168	--	--
Total Investments in Securities:	$2,672,343,056	$2,558,240,309	$109,816,919	$4,285,828

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$105,922,384
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	64.4%
Ireland	19.4%
Israel	5.9%
Netherlands	3.0%
Japan	1.2%
United Kingdom	1.1%
France	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,253,216) — See accompanying schedule: Unaffiliated issuers (cost $2,613,118,810)	$2,643,470,888
Fidelity Central Funds (cost $28,872,168)	28,872,168
Total Investments (cost $2,641,990,978)		$2,672,343,056
Cash		1,276
Receivable for investments sold		69,888,696
Receivable for fund shares sold		5,884,117
Dividends receivable		2,026,278
Distributions receivable from Fidelity Central Funds		19,048
Prepaid expenses		12,978
Other receivables		24,256
Total assets		2,750,199,705
Liabilities
Payable for investments purchased	$43,522,607
Payable for fund shares redeemed	6,061,951
Accrued management fee	1,272,719
Distribution and service plan fees payable	948,267
Other affiliated payables	564,327
Other payables and accrued expenses	62,628
Collateral on securities loaned, at value	21,198,175
Total liabilities		73,630,674
Net Assets		$2,676,569,031
Net Assets consist of:
Paid in capital		$2,682,982,928
Accumulated net investment loss		(6,325,168)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,439,600)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,350,871
Net Assets		$2,676,569,031
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,144,713,999 ÷ 33,396,915 shares)		$34.28
Maximum offering price per share (100/94.25 of $34.28)		$36.37
Class T:
Net Asset Value and redemption price per share ($280,233,432 ÷ 8,682,523 shares)		$32.28
Maximum offering price per share (100/96.50 of $32.28)		$33.45
Class B:
Net Asset Value and offering price per share ($7,814,846 ÷ 275,621 shares)(a)		$28.35
Class C:
Net Asset Value and offering price per share ($661,247,663 ÷ 23,608,402 shares)(a)		$28.01
Class I:
Net Asset Value, offering price and redemption price per share ($582,559,091 ÷ 15,747,853 shares)		$36.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$11,372,909
Interest		55
Income from Fidelity Central Funds		250,361
Total income		11,623,325
Expenses
Management fee	$8,285,409
Transfer agent fees	3,008,708
Distribution and service plan fees	6,001,966
Accounting and security lending fees	446,580
Custodian fees and expenses	31,779
Independent trustees' compensation	28,263
Registration fees	129,680
Audit	28,286
Legal	15,842
Interest	1,775
Miscellaneous	15,220
Total expenses before reductions	17,993,508
Expense reductions	(45,032)	17,948,476
Net investment income (loss)		(6,325,151)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27,431,418)
Foreign currency transactions	36,177
Total net realized gain (loss)		(27,395,241)
Change in net unrealized appreciation (depreciation) on: Investment securities	(616,274,989)
Assets and liabilities in foreign currencies	(799)
Total change in net unrealized appreciation (depreciation)		(616,275,788)
Net gain (loss)		(643,671,029)
Net increase (decrease) in net assets resulting from operations		$(649,996,180)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,325,151)	$(13,226,611)
Net realized gain (loss)	(27,395,241)	303,936,182
Change in net unrealized appreciation (depreciation)	(616,275,788)	322,305,451
Net increase (decrease) in net assets resulting from operations	(649,996,180)	613,015,022
Distributions to shareholders from net realized gain	(200,296,844)	(188,666,593)
Share transactions - net increase (decrease)	196,848,910	1,510,649,436
Redemption fees	63,116	66,619
Total increase (decrease) in net assets	(653,380,998)	1,935,064,484
Net Assets
Beginning of period	3,329,950,029	1,394,885,545
End of period (including accumulated net investment loss of $6,325,168 and accumulated net investment loss of $17, respectively)	$2,676,569,031	$3,329,950,029

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.17	$37.72	$31.29	$24.35	$25.60	$19.01
Income from Investment Operations
Net investment income (loss)A	(.05)	(.19)	(.18)	–B	(.04)	(.10)
Net realized and unrealized gain (loss)	(8.29)	12.03	10.13	9.53	1.43	6.69
Total from investment operations	(8.34)	11.84	9.95	9.53	1.39	6.59
Distributions from net realized gain	(2.55)	(4.39)	(3.52)	(2.59)	(2.64)	–
Total distributions	(2.55)	(4.39)	(3.52)	(2.59)	(2.64)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$34.28	$45.17	$37.72	$31.29	$24.35	$25.60
Total ReturnC,D,E	(19.14)%	34.07%	34.79%	42.77%	7.58%	34.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.04%	1.08%	1.14%	1.19%	1.19%
Expenses net of fee waivers, if any	1.04%H	1.04%	1.08%	1.14%	1.19%	1.19%
Expenses net of all reductions	1.04%H	1.04%	1.07%	1.13%	1.18%	1.18%
Net investment income (loss)	(.27)%H	(.45)%	(.54)%	(.01)%	(.18)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,144,714	$1,374,654	$613,995	$365,416	$233,188	$224,704
Portfolio turnover rateI	71%H	80%	111%	92%	124%	125%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$42.68	$35.87	$29.91	$23.42	$24.80	$18.46
Income from Investment Operations
Net investment income (loss)A	(.10)	(.28)	(.26)	(.07)	(.09)	(.16)
Net realized and unrealized gain (loss)	(7.81)	11.39	9.67	9.13	1.35	6.50
Total from investment operations	(7.91)	11.11	9.41	9.06	1.26	6.34
Distributions from net realized gain	(2.49)	(4.30)	(3.45)	(2.57)	(2.64)	–
Total distributions	(2.49)	(4.30)	(3.45)	(2.57)	(2.64)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$32.28	$42.68	$35.87	$29.91	$23.42	$24.80
Total ReturnC,D,E	(19.24)%	33.69%	34.49%	42.39%	7.27%	34.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.31%	1.34%	1.39%	1.43%	1.44%
Expenses net of fee waivers, if any	1.31%H	1.31%	1.34%	1.39%	1.43%	1.44%
Expenses net of all reductions	1.31%H	1.30%	1.34%	1.38%	1.43%	1.43%
Net investment income (loss)	(.54)%H	(.72)%	(.80)%	(.26)%	(.42)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$280,233	$348,886	$216,973	$158,611	$117,969	$123,606
Portfolio turnover rateI	71%H	80%	111%	92%	124%	125%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.77	$32.17	$27.16	$21.55	$23.15	$17.32
Income from Investment Operations
Net investment income (loss)A	(.17)	(.43)	(.40)	(.18)	(.19)	(.25)
Net realized and unrealized gain (loss)	(6.90)	10.13	8.71	8.31	1.23	6.08
Total from investment operations	(7.07)	9.70	8.31	8.13	1.04	5.83
Distributions from net realized gain	(2.35)	(4.10)	(3.30)	(2.52)	(2.64)	–
Total distributions	(2.35)	(4.10)	(3.30)	(2.52)	(2.64)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$28.35	$37.77	$32.17	$27.16	$21.55	$23.15
Total ReturnC,D,E	(19.49)%	33.00%	33.72%	41.61%	6.78%	33.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.87%H	1.85%	1.91%	1.93%	1.94%	1.94%
Expenses net of fee waivers, if any	1.87%H	1.85%	1.91%	1.93%	1.94%	1.94%
Expenses net of all reductions	1.86%H	1.85%	1.90%	1.91%	1.93%	1.93%
Net investment income (loss)	(1.09)%H	(1.26)%	(1.37)%	(.80)%	(.93)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,815	$12,926	$13,405	$14,517	$15,403	$20,365
Portfolio turnover rateI	71%H	80%	111%	92%	124%	125%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.45	$32.03	$27.11	$21.51	$23.11	$17.29
Income from Investment Operations
Net investment income (loss)A	(.16)	(.41)	(.38)	(.17)	(.18)	(.24)
Net realized and unrealized gain (loss)	(6.82)	10.05	8.68	8.31	1.22	6.06
Total from investment operations	(6.98)	9.64	8.30	8.14	1.04	5.82
Distributions from net realized gain	(2.46)	(4.22)	(3.38)	(2.54)	(2.64)	–
Total distributions	(2.46)	(4.22)	(3.38)	(2.54)	(2.64)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$28.01	$37.45	$32.03	$27.11	$21.51	$23.11
Total ReturnC,D,E	(19.45)%	33.04%	33.83%	41.74%	6.80%	33.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.79%	1.83%	1.87%	1.90%	1.90%
Expenses net of fee waivers, if any	1.80%H	1.79%	1.83%	1.87%	1.90%	1.90%
Expenses net of all reductions	1.79%H	1.79%	1.82%	1.85%	1.89%	1.89%
Net investment income (loss)	(1.02)%H	(1.20)%	(1.29)%	(.74)%	(.89)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$661,248	$761,070	$257,859	$125,965	$78,763	$77,749
Portfolio turnover rateI	71%H	80%	111%	92%	124%	125%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Health Care Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$48.53	$40.22	$33.12	$25.60	$26.69	$19.77
Income from Investment Operations
Net investment income (loss)A	–B	(.09)	(.10)	.07	.03	(.03)
Net realized and unrealized gain (loss)	(8.94)	12.88	10.80	10.07	1.52	6.95
Total from investment operations	(8.94)	12.79	10.70	10.14	1.55	6.92
Distributions from net realized gain	(2.60)	(4.48)	(3.60)	(2.62)	(2.64)	–
Total distributions	(2.60)	(4.48)	(3.60)	(2.62)	(2.64)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$36.99	$48.53	$40.22	$33.12	$25.60	$26.69
Total ReturnC,D	(19.06)%	34.40%	35.21%	43.12%	7.91%	35.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.79%	.81%	.87%	.89%	.89%
Expenses net of fee waivers, if any	.79%G	.79%	.81%	.87%	.89%	.89%
Expenses net of all reductions	.78%G	.78%	.81%	.85%	.88%	.88%
Net investment income (loss)	(.01)%G	(.20)%	(.27)%	.26%	.12%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$582,559	$832,415	$292,654	$74,417	$40,737	$45,243
Portfolio turnover rateH	71%G	80%	111%	92%	124%	125%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if an, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$314,885,092
Gross unrealized depreciation	(301,895,585)
Net unrealized appreciation (depreciation) on securities	$12,989,507
Tax cost	$2,659,353,549

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,083,265,592 and $1,045,744,946, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,575,283	$–
Class T	.25%	.25%	778,504	–
Class B	.75%	.25%	50,075	37,556
Class C	.75%	.25%	3,598,104	1,634,490
			$6,001,966	$1,672,046

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$526,259
Class T	60,160
Class B(a)	284
Class C(a)	120,995
$707,698

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,245,810.20
Class T	335,870.22
Class B	13,695.27
Class C	722,414.20
Class I	690,919.19
	$3,008,708

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,755 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$20,250,800.63%		$1,775

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,058 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $173,746.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $34,057 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $52.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,923.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net realized gain
Class A	$80,223,535	$79,203,094
Class T	20,669,994	27,289,653
Class B	758,774	1,660,970
Class C	52,885,499	39,451,396
Class I	45,759,042	41,061,480
Total	$200,296,844	$188,666,593

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	6,167,784	16,613,714	$240,057,288	$685,795,856
Reinvestment of distributions	1,936,618	1,907,379	75,411,924	71,987,733
Shares redeemed	(5,139,089)	(4,365,455)	(194,239,025)	(177,799,342)
Net increase (decrease)	2,965,313	14,155,638	$121,230,187	$579,984,247
Class T
Shares sold	893,590	2,292,430	$32,521,292	$89,470,281
Reinvestment of distributions	545,495	737,547	20,019,680	26,321,410
Shares redeemed	(930,246)	(905,351)	(32,765,322)	(35,007,523)
Net increase (decrease)	508,839	2,124,626	$19,775,650	$80,784,168
Class B
Shares sold	13,031	49,985	$424,415	$1,711,713
Reinvestment of distributions	22,031	47,751	711,834	1,514,650
Shares redeemed	(101,669)	(172,141)	(3,212,121)	(5,890,995)
Net increase (decrease)	(66,607)	(74,405)	$(2,075,872)	$(2,664,632)
Class C
Shares sold	4,687,635	12,628,362	$149,930,726	$437,473,337
Reinvestment of distributions	1,474,771	1,088,220	47,059,934	34,383,515
Shares redeemed	(2,875,954)	(1,445,818)	(87,839,368)	(49,753,436)
Net increase (decrease)	3,286,452	12,270,764	$109,151,292	$422,103,416
Class I
Shares sold	5,178,904	13,587,551	$215,580,442	$597,091,181
Reinvestment of distributions	979,448	926,189	41,117,225	37,490,066
Shares redeemed	(7,564,319)	(4,637,021)	(307,930,014)	(204,139,010)
Net increase (decrease)	(1,405,967)	9,876,719	$(51,232,347)	$430,442,237

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Industrials Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	14.9	12.1
Danaher Corp.	7.0	7.7
J.B. Hunt Transport Services, Inc.	5.4	5.4
Honeywell International, Inc.	5.2	4.0
United Technologies Corp.	4.5	5.8
General Dynamics Corp.	4.4	2.7
Southwest Airlines Co.	4.2	0.0
Raytheon Co.	4.1	2.9
AECOM	3.9	2.7
Northrop Grumman Corp.	2.8	0.0
	56.4

Top Industries (% of fund's net assets)

As of January 31, 2016
Aerospace & Defense	30.3%
Industrial Conglomerates	21.9%
Road & Rail	6.4%
Machinery	5.4%
Trading Companies & Distributors	5.1%
All Others*	30.9%

As of July 31, 2015
Aerospace & Defense	26.4%
Industrial Conglomerates	19.8%
Road & Rail	10.3%
Electrical Equipment	7.1%
Machinery	6.7%
All Others*	29.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Industrials Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Aerospace & Defense - 30.3%
Aerospace & Defense - 30.3%
BWX Technologies, Inc.	340,500	$10,194,570
General Dynamics Corp.	187,462	25,076,792
Honeywell International, Inc.	292,933	30,230,686
Northrop Grumman Corp.	86,800	16,063,208
Orbital ATK, Inc.	126,669	11,429,344
Raytheon Co.	183,700	23,557,688
Rockwell Collins, Inc.	103,500	8,371,080
Teledyne Technologies, Inc. (a)	156,965	12,753,406
Textron, Inc.	323,978	11,086,527
United Technologies Corp.	296,151	25,969,481
		174,732,782
Air Freight & Logistics - 4.2%
Air Freight & Logistics - 4.2%
C.H. Robinson Worldwide, Inc.	134,800	8,730,996
FedEx Corp.	115,232	15,312,028
		24,043,024
Airlines - 4.2%
Airlines - 4.2%
Southwest Airlines Co.	642,400	24,167,088
Building Products - 4.2%
Building Products - 4.2%
A.O. Smith Corp.	201,242	14,056,754
Caesarstone Sdot-Yam Ltd. (a)	60,392	2,270,135
Lennox International, Inc.	63,804	7,644,995
		23,971,884
Commercial Services & Supplies - 4.0%
Commercial Printing - 0.7%
Deluxe Corp.	72,000	4,024,800
Environmental & Facility Services - 1.0%
Stericycle, Inc. (a)	49,100	5,909,185
Office Services & Supplies - 2.3%
Regus PLC	1,055,300	4,461,076
West Corp.	490,532	8,883,535
		13,344,611

TOTAL COMMERCIAL SERVICES & SUPPLIES		23,278,596

Construction & Engineering - 3.9%
Construction & Engineering - 3.9%
AECOM (a)	807,721	22,163,864
Diversified Consumer Services - 1.6%
Specialized Consumer Services - 1.6%
ServiceMaster Global Holdings, Inc. (a)	222,000	9,370,620
Electrical Equipment - 4.6%
Electrical Components & Equipment - 4.6%
AMETEK, Inc.	253,800	11,941,290
Eaton Corp. PLC	292,500	14,774,175
		26,715,465
Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	140,385	612,079
Industrial Conglomerates - 21.9%
Industrial Conglomerates - 21.9%
Danaher Corp.	463,232	40,139,053
General Electric Co.	2,946,848	85,753,276
		125,892,329
Machinery - 5.4%
Construction Machinery & Heavy Trucks - 1.3%
Wabtec Corp.	114,600	7,328,670
Industrial Machinery - 4.1%
IDEX Corp.	178,529	12,945,138
Ingersoll-Rand PLC	211,400	10,880,758
		23,825,896

TOTAL MACHINERY		31,154,566

Professional Services - 2.9%
Research & Consulting Services - 2.9%
CEB, Inc.	113,054	6,667,925
Verisk Analytics, Inc. (a)	140,944	10,288,912
		16,956,837
Road & Rail - 6.4%
Trucking - 6.4%
J.B. Hunt Transport Services, Inc.	429,184	31,201,677
Old Dominion Freight Lines, Inc. (a)	100,200	5,493,966
		36,695,643
Trading Companies & Distributors - 5.1%
Trading Companies & Distributors - 5.1%
AerCap Holdings NV (a)	358,800	11,018,748
HD Supply Holdings, Inc. (a)	534,306	14,036,219
Wolseley PLC	86,148	4,273,515
		29,328,482
TOTAL COMMON STOCKS
(Cost $524,440,761)		569,083,259

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.38% (b)
(Cost $10,414,512)	10,414,512	10,414,512
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $534,855,273)		579,497,771
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,698,289)
NET ASSETS - 100%		$575,799,482

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,825
Fidelity Securities Lending Cash Central Fund	2,285
Total	$6,110

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$569,083,259	$560,348,668	$8,734,591	$--
Money Market Funds	10,414,512	10,414,512	--	--
Total Investments in Securities:	$579,497,771	$570,763,180	$8,734,591	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $524,440,761)	$569,083,259
Fidelity Central Funds (cost $10,414,512)	10,414,512
Total Investments (cost $534,855,273)		$579,497,771
Receivable for investments sold		2,642,135
Receivable for fund shares sold		515,617
Dividends receivable		284,663
Distributions receivable from Fidelity Central Funds		1,280
Prepaid expenses		3,197
Other receivables		5,579
Total assets		582,950,242
Liabilities
Payable for investments purchased	$4,724,816
Payable for fund shares redeemed	1,818,662
Accrued management fee	268,942
Distribution and service plan fees payable	180,556
Other affiliated payables	128,521
Other payables and accrued expenses	29,263
Total liabilities		7,150,760
Net Assets		$575,799,482
Net Assets consist of:
Paid in capital		$525,172,017
Distributions in excess of net investment income		(252,463)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,239,022
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,640,906
Net Assets		$575,799,482
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($261,929,038 ÷ 8,515,940 shares)		$30.76
Maximum offering price per share (100/94.25 of $30.76)		$32.64
Class T:
Net Asset Value and redemption price per share ($72,848,359 ÷ 2,416,023 shares)		$30.15
Maximum offering price per share (100/96.50 of $30.15)		$31.24
Class B:
Net Asset Value and offering price per share ($4,053,361 ÷ 146,061 shares)(a)		$27.75
Class C:
Net Asset Value and offering price per share ($107,545,474 ÷ 3,837,703 shares)(a)		$28.02
Class I:
Net Asset Value, offering price and redemption price per share ($129,423,250 ÷ 4,022,052 shares)		$32.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$5,021,437
Income from Fidelity Central Funds		6,110
Total income		5,027,547
Expenses
Management fee	$1,847,226
Transfer agent fees	681,194
Distribution and service plan fees	1,215,474
Accounting and security lending fees	121,397
Custodian fees and expenses	7,533
Independent trustees' compensation	6,473
Registration fees	52,460
Audit	23,031
Legal	3,791
Interest	193
Miscellaneous	3,957
Total expenses before reductions	3,962,729
Expense reductions	(13,498)	3,949,231
Net investment income (loss)		1,078,316
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,625,704
Foreign currency transactions	2,943
Total net realized gain (loss)		12,628,647
Change in net unrealized appreciation (depreciation) on: Investment securities	(79,027,194)
Assets and liabilities in foreign currencies	(1,117)
Total change in net unrealized appreciation (depreciation)		(79,028,311)
Net gain (loss)		(66,399,664)
Net increase (decrease) in net assets resulting from operations		$(65,321,348)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,078,316	$3,071,370
Net realized gain (loss)	12,628,647	72,042,724
Change in net unrealized appreciation (depreciation)	(79,028,311)	(8,021,862)
Net increase (decrease) in net assets resulting from operations	(65,321,348)	67,092,232
Distributions to shareholders from net investment income	(2,537,760)	(2,601,876)
Distributions to shareholders from net realized gain	(58,090,566)	(62,327,818)
Total distributions	(60,628,326)	(64,929,694)
Share transactions - net increase (decrease)	(75,434,336)	(97,329,347)
Redemption fees	8,062	26,890
Total increase (decrease) in net assets	(201,375,948)	(95,139,919)
Net Assets
Beginning of period	777,175,430	872,315,349
End of period (including distributions in excess of net investment income of $252,463 and undistributed net investment income of $1,206,981, respectively)	$575,799,482	$777,175,430

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.06	$36.92	$34.50	$26.18	$25.73	$21.54
Income from Investment Operations
Net investment income (loss)A	.07	.17	.13	.23	.20	.09
Net realized and unrealized gain (loss)	(3.34)	2.76	4.01	8.33	.61	4.13
Total from investment operations	(3.27)	2.93	4.14	8.56	.81	4.22
Distributions from net investment income	(.14)	(.11)	(.15)	(.24)	(.11)	(.03)
Distributions from net realized gain	(2.89)	(2.68)	(1.58)	–	(.25)	–
Total distributions	(3.03)	(2.79)	(1.72)B	(.24)	(.36)	(.03)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$30.76	$37.06	$36.92	$34.50	$26.18	$25.73
Total ReturnD,E,F	(9.04)%	8.17%	12.52%	32.92%	3.42%	19.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.07%I	1.06%	1.09%	1.11%	1.14%	1.13%
Expenses net of fee waivers, if any	1.07%I	1.06%	1.09%	1.11%	1.14%	1.13%
Expenses net of all reductions	1.06%I	1.06%	1.09%	1.11%	1.14%	1.13%
Net investment income (loss)	.43%I	.46%	.37%	.77%	.80%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$261,929	$333,405	$378,826	$271,512	$192,038	$228,106
Portfolio turnover rateJ	53%I	70%	57%	78%	82%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.72 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $1.577 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$36.35	$36.29	$33.93	$25.75	$25.33	$21.24
Income from Investment Operations
Net investment income (loss)A	.03	.07	.04	.15	.13	.03
Net realized and unrealized gain (loss)	(3.28)	2.71	3.95	8.20	.61	4.07
Total from investment operations	(3.25)	2.78	3.99	8.35	.74	4.10
Distributions from net investment income	(.06)	(.05)	(.06)	(.17)	(.07)	(.01)
Distributions from net realized gain	(2.89)	(2.67)	(1.58)	–	(.25)	–
Total distributions	(2.95)	(2.72)	(1.63)B	(.17)	(.32)	(.01)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$30.15	$36.35	$36.29	$33.93	$25.75	$25.33
Total ReturnD,E,F	(9.18)%	7.88%	12.27%	32.60%	3.15%	19.28%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.33%I	1.33%	1.33%	1.37%	1.40%	1.39%
Expenses net of fee waivers, if any	1.33%I	1.32%	1.33%	1.37%	1.40%	1.39%
Expenses net of all reductions	1.33%I	1.32%	1.33%	1.36%	1.39%	1.38%
Net investment income (loss)	.16%I	.20%	.12%	.52%	.54%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$72,848	$88,116	$90,509	$79,172	$63,954	$71,542
Portfolio turnover rateJ	53%I	70%	57%	78%	82%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.63 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $1.577 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$33.72	$34.02	$31.97	$24.29	$23.99	$20.22
Income from Investment Operations
Net investment income (loss)A	(.05)	(.11)	(.14)	(.01)	–B	(.11)
Net realized and unrealized gain (loss)	(3.03)	2.52	3.71	7.74	.57	3.88
Total from investment operations	(3.08)	2.41	3.57	7.73	.57	3.77
Distributions from net investment income	–	(.03)	–	(.05)	(.02)	–
Distributions from net realized gain	(2.89)	(2.68)	(1.52)	–	(.25)	–
Total distributions	(2.89)	(2.71)	(1.52)	(.05)	(.27)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$27.75	$33.72	$34.02	$31.97	$24.29	$23.99
Total ReturnC,D,E	(9.39)%	7.29%	11.64%	31.87%	2.59%	18.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.86%H	1.86%	1.88%	1.92%	1.94%	1.93%
Expenses net of fee waivers, if any	1.85%H	1.85%	1.88%	1.92%	1.94%	1.93%
Expenses net of all reductions	1.85%H	1.85%	1.87%	1.91%	1.94%	1.93%
Net investment income (loss)	(.36)%H	(.33)%	(.42)%	(.04)%	- %I	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,053	$6,698	$12,459	$17,502	$20,058	$28,600
Portfolio turnover rateJ	53%H	70%	57%	78%	82%	75%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.02	$34.13	$32.08	$24.38	$24.07	$20.28
Income from Investment Operations
Net investment income (loss)A	(.05)	(.10)	(.13)	.01	.01	(.09)
Net realized and unrealized gain (loss)	(3.06)	2.54	3.73	7.75	.58	3.88
Total from investment operations	(3.11)	2.44	3.60	7.76	.59	3.79
Distributions from net investment income	–	–	–	(.06)	(.03)	–
Distributions from net realized gain	(2.89)	(2.55)	(1.55)	–	(.25)	–
Total distributions	(2.89)	(2.55)	(1.55)	(.06)	(.28)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$28.02	$34.02	$34.13	$32.08	$24.38	$24.07
Total ReturnC,D,E	(9.40)%	7.36%	11.71%	31.90%	2.67%	18.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.82%H	1.82%	1.83%	1.87%	1.89%	1.89%
Expenses net of fee waivers, if any	1.82%H	1.82%	1.83%	1.87%	1.89%	1.89%
Expenses net of all reductions	1.81%H	1.81%	1.83%	1.86%	1.88%	1.88%
Net investment income (loss)	(.32)%H	(.30)%	(.38)%	.02%	.05%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$107,545	$141,494	$147,749	$89,893	$66,289	$72,673
Portfolio turnover rateI	53%H	70%	57%	78%	82%	75%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Industrials Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$38.67	$38.42	$35.83	$27.18	$26.69	$22.30
Income from Investment Operations
Net investment income (loss)A	.12	.28	.25	.33	.28	.17
Net realized and unrealized gain (loss)	(3.48)	2.87	4.16	8.64	.63	4.28
Total from investment operations	(3.36)	3.15	4.41	8.97	.91	4.45
Distributions from net investment income	(.24)	(.22)	(.24)	(.32)	(.17)	(.06)
Distributions from net realized gain	(2.89)	(2.68)	(1.58)	–	(.25)	–
Total distributions	(3.13)	(2.90)	(1.82)	(.32)	(.42)	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$32.18	$38.67	$38.42	$35.83	$27.18	$26.69
Total ReturnC,D	(8.91)%	8.45%	12.82%	33.28%	3.72%	19.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.80%	.81%	.84%	.85%	.85%
Expenses net of fee waivers, if any	.80%G	.80%	.81%	.84%	.85%	.85%
Expenses net of all reductions	.79%G	.79%	.81%	.83%	.85%	.84%
Net investment income (loss)	.70%G	.72%	.64%	1.04%	1.08%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$129,423	$207,462	$242,772	$84,780	$42,850	$68,323
Portfolio turnover rateH	53%G	70%	57%	78%	82%	75%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$82,135,573
Gross unrealized depreciation	(39,309,187)
Net unrealized appreciation (depreciation) on securities	$42,826,386
Tax cost	$536,671,385

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $178,419,237 and $315,785,937, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$368,024	$–
Class T	.25%	.25%	201,984	–
Class B	.75%	.25%	26,075	19,556
Class C	.75%	.25%	619,391	50,884
			$1,215,474	$70,440

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22,165
Class T	3,081
Class B(a)	845
Class C(a)	9,689
$35,780

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$299,904.20
Class T	88,766.22
Class B	6,425.25
Class C	128,774.21
Class I	157,325.19
	$681,194

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,884 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$1,810,333.36%		$164

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $471 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,285.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $802,500. The weighted average interest rate was .64%. The interest expense amounted to $29 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,126 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,372.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$1,251,437	$1,073,088
Class T	142,172	117,188
Class B	–	10,986
Class I	1,144,151	1,400,614
Total	$2,537,760	$2,601,876
From net realized gain
Class A	$24,885,132	$26,712,147
Class T	6,913,270	6,664,310
Class B	520,980	905,701
Class C	11,465,082	11,132,591
Class I	14,306,102	16,913,069
Total	$58,090,566	$62,327,818

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	530,811	1,896,772	$17,590,338	$70,041,684
Reinvestment of distributions	771,777	707,344	24,606,761	25,707,295
Shares redeemed	(1,783,280)	(3,868,022)	(59,142,240)	(142,586,857)
Net increase (decrease)	(480,692)	(1,263,906)	$(16,945,141)	$(46,837,878)
Class T
Shares sold	64,553	223,605	$2,106,828	$8,111,419
Reinvestment of distributions	219,403	183,489	6,858,376	6,551,657
Shares redeemed	(292,248)	(477,116)	(9,493,422)	(17,277,571)
Net increase (decrease)	(8,292)	(70,022)	$(528,218)	$(2,614,495)
Class B
Shares sold	4,919	7,145	$141,277	$236,954
Reinvestment of distributions	16,748	23,129	482,266	769,253
Shares redeemed	(74,228)	(197,915)	(2,238,291)	(6,710,202)
Net increase (decrease)	(52,561)	(167,641)	$(1,614,748)	$(5,703,995)
Class C
Shares sold	241,596	897,971	$7,287,189	$30,459,518
Reinvestment of distributions	324,873	266,310	9,447,456	8,933,204
Shares redeemed	(888,021)	(1,333,978)	(26,693,312)	(45,225,201)
Net increase (decrease)	(321,552)	(169,697)	$(9,958,667)	$(5,832,479)
Class I
Shares sold	480,498	2,703,369	$16,625,183	$103,567,578
Reinvestment of distributions	386,271	388,187	12,880,051	14,699,436
Shares redeemed	(2,209,090)	(4,045,495)	(75,892,796)	(154,607,514)
Net increase (decrease)	(1,342,321)	(953,939)	$(46,387,562)	$(36,340,500)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity Advisor® Technology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.8	12.9
Alphabet, Inc. Class C	6.9	5.2
Facebook, Inc. Class A	6.5	7.0
Alphabet, Inc. Class A	6.4	5.0
Yahoo!, Inc.	3.0	2.1
Visa, Inc. Class A	2.7	1.6
Marvell Technology Group Ltd.	2.6	1.6
58.com, Inc. ADR	2.1	0.6
Micron Technology, Inc.	2.1	0.7
Alibaba Group Holding Ltd. sponsored ADR	2.1	1.0
	44.2

Top Industries (% of fund's net assets)

As of January 31, 2016
Internet Software & Services	32.7%
Semiconductors & Semiconductor Equipment	17.4%
Software	12.4%
Technology Hardware, Storage & Peripherals	12.4%
IT Services	6.9%
All Others*	18.2%

As of July 31, 2015
Internet Software & Services	29.2%
Technology Hardware, Storage & Peripherals	16.4%
Software	14.9%
Semiconductors & Semiconductor Equipment	10.3%
IT Services	6.1%
All Others*	23.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Fidelity Advisor® Technology Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Automobiles - 1.7%
Automobile Manufacturers - 1.7%
Tesla Motors, Inc. (a)(b)	126,309	$24,150,281
Banks - 0.1%
Diversified Banks - 0.1%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	417,300	1,703,331
Biotechnology - 0.2%
Biotechnology - 0.2%
Genscript Biotech Corp.	15,144,000	2,702,033
Chemicals - 0.2%
Specialty Chemicals - 0.2%
Duk San Neolux Co. Ltd. (a)	105,097	2,436,189
Communications Equipment - 4.1%
Communications Equipment - 4.1%
Ciena Corp. (a)	77,800	1,382,506
Cisco Systems, Inc.	908,300	21,608,457
CommScope Holding Co., Inc. (a)	439,800	9,860,316
F5 Networks, Inc. (a)	51,500	4,829,670
Juniper Networks, Inc.	78,400	1,850,240
Qualcomm, Inc.	422,200	19,142,548
Radware Ltd. (a)	610	8,150
		58,681,887
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (a)	700	5,166
Diversified Consumer Services - 0.1%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	26,600	835,506
TAL Education Group ADR (a)	15,400	738,738
		1,574,244
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	867	10,387

TOTAL DIVERSIFIED CONSUMER SERVICES		1,584,631

Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
8x8, Inc. (a)	72,200	906,832
Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Lumenpulse, Inc. (a)	21,700	263,331
Nidec Corp.	21,500	1,466,920
Sensata Technologies Holding BV (a)	165,500	6,073,850
		7,804,101
Electronic Equipment & Components - 2.9%
Electronic Components - 1.2%
Alps Electric Co. Ltd.	57,900	1,147,955
Largan Precision Co. Ltd.	35,000	2,500,403
Ledlink Optics, Inc.	791,075	1,040,199
Murata Manufacturing Co. Ltd.	5,900	682,441
Samsung SDI Co. Ltd.	59,376	4,661,787
Sunny Optical Technology Group Co. Ltd.	694,100	1,489,689
Universal Display Corp. (a)	21,800	1,070,380
Yageo Corp.	2,450,660	3,850,412
Yaskawa Electric Corp.	1,100	12,207
		16,455,473
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	1,700,683	3,361,002
Cognex Corp.	34,600	1,115,850
FEI Co.	200	14,490
		4,491,342
Electronic Manufacturing Services - 1.4%
Trimble Navigation Ltd. (a)	1,053,796	20,327,725
Technology Distributors - 0.0%
Digital China Holdings Ltd. (H Shares)	23,000	23,844

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		41,298,384

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Intai Technology Corp.	517,000	1,893,651
Olympus Corp.	4,500	175,472
		2,069,123
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	11,300	243,515
Health Care Technology - 1.6%
Health Care Technology - 1.6%
athenahealth, Inc. (a)	66,994	9,499,749
Inovalon Holdings, Inc. Class A (b)	71,200	1,201,856
M3, Inc.	31,000	711,001
Medidata Solutions, Inc. (a)	213,300	9,114,309
Veeva Systems, Inc. Class A (a)	96,600	2,328,060
		22,854,975
Hotels, Restaurants & Leisure - 0.5%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(b)	232,100	4,168,516
Hotels, Resorts & Cruise Lines - 0.2%
Tuniu Corp. Class A sponsored ADR (a)(b)	217,908	2,782,685

TOTAL HOTELS, RESTAURANTS & LEISURE		6,951,201

Household Durables - 0.9%
Consumer Electronics - 0.9%
Sony Corp.	216,300	5,020,174
Sony Corp. sponsored ADR	333,500	7,963,980
		12,984,154
Internet & Catalog Retail - 3.0%
Internet Retail - 3.0%
Amazon.com, Inc. (a)	11,000	6,457,000
Groupon, Inc. Class A (a)(b)	1,910,600	5,196,832
JD.com, Inc. sponsored ADR (a)	164,800	4,289,744
Jumei International Holding Ltd. sponsored ADR (a)(b)	1,290,810	8,312,816
Liberty Interactive Corp. QVC Group Series A (a)	309	8,053
MySale Group PLC (a)	19,300	13,201
Qunar Cayman Islands Ltd. sponsored ADR (a)	295,894	13,043,008
Vipshop Holdings Ltd. ADR (a)	455,600	5,849,904
		43,170,558
Internet Software & Services - 31.9%
Internet Software & Services - 31.9%
58.com, Inc. ADR (a)(b)	545,000	30,574,500
Alibaba Group Holding Ltd. sponsored ADR (a)	447,800	30,016,034
Alphabet, Inc.:
Class A	120,887	92,037,317
Class C	133,455	99,150,392
Baidu.com, Inc. sponsored ADR (a)	100	16,327
Benefitfocus, Inc. (a)(b)	10,800	314,928
Box, Inc. Class A	58,500	629,460
ChannelAdvisor Corp. (a)	108,417	1,325,940
Constant Contact, Inc. (a)	400	12,644
Cornerstone OnDemand, Inc. (a)	91,432	2,806,048
Cvent, Inc. (a)	50,808	1,341,839
Demandware, Inc. (a)(b)	110,606	4,693,013
DeNA Co. Ltd.	262,400	3,797,749
eBay, Inc. (a)	28,700	673,302
eGain Communications Corp. (a)(b)	64,050	239,547
Endurance International Group Holdings, Inc. (a)(b)	655,200	6,014,736
Envestnet, Inc. (a)	245	5,745
Facebook, Inc. Class A (a)	836,411	93,853,678
Hortonworks, Inc. (a)(b)	1,500	14,550
Instructure, Inc. (a)	103,570	1,794,868
LinkedIn Corp. Class A (a)	51,800	10,251,738
Marketo, Inc. (a)	178,513	3,393,532
NAVER Corp.	3,405	1,781,666
New Relic, Inc. (a)	89,100	2,514,402
Q2 Holdings, Inc. (a)	700	15,162
Rackspace Hosting, Inc. (a)	29,439	594,962
Renren, Inc. ADR (a)(b)	272,700	872,640
SciQuest, Inc. (a)	210,654	2,681,625
SINA Corp. (a)	143,198	6,579,948
SouFun Holdings Ltd. ADR	839,600	5,004,016
Textura Corp. (a)(b)	280,915	4,435,648
Twitter, Inc. (a)	27,800	467,040
Web.com Group, Inc. (a)	203,586	3,833,524
Weibo Corp. sponsored ADR (a)	800	12,176
Xunlei Ltd. sponsored ADR (a)	599,944	3,695,655
Yahoo!, Inc. (a)	1,448,200	42,736,382
Yirendai Ltd. ADR	70,400	480,128
Zillow Group, Inc.:
Class A (a)(b)	710	15,386
Class C (a)(b)	720	14,760
		458,693,007
IT Services - 6.9%
Data Processing & Outsourced Services - 6.2%
Amadeus IT Holding SA Class A	180,500	7,371,392
Euronet Worldwide, Inc. (a)	25,835	2,060,858
Fidelity National Information Services, Inc.	36,195	2,161,927
Fiserv, Inc. (a)	43,600	4,122,816
FleetCor Technologies, Inc. (a)	56,800	6,977,312
Global Payments, Inc.	126,500	7,457,175
MasterCard, Inc. Class A	25,100	2,234,653
Optimal Payments PLC (a)	1,400,300	8,067,848
Sabre Corp.	82,400	2,110,264
Total System Services, Inc.	31,553	1,267,168
Travelport Worldwide Ltd.	345,223	3,759,478
Vantiv, Inc. (a)	32,100	1,510,305
Visa, Inc. Class A	528,900	39,397,761
		88,498,957
IT Consulting & Other Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	142,494	9,021,295
EPAM Systems, Inc. (a)	20,761	1,554,999
Virtusa Corp. (a)	400	17,888
		10,594,182

TOTAL IT SERVICES		99,093,139

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc.	555,476	1,888,781
Machinery - 0.1%
Industrial Machinery - 0.1%
Harmonic Drive Systems, Inc. (b)	38,600	782,885
King Slide Works Co. Ltd.	29,000	375,108
		1,157,993
Media - 0.5%
Advertising - 0.0%
iCar Asia Ltd. (a)(b)	1,257,513	840,771
Cable & Satellite - 0.3%
Naspers Ltd. Class N	36,545	4,618,306
Publishing - 0.2%
NEXT Co. Ltd.	21,800	228,043
Schibsted ASA:
(A Shares)	22,300	654,531
(B Shares) (a)	51,941	1,460,705
		2,343,279

TOTAL MEDIA		7,802,356

Professional Services - 0.5%
Human Resource & Employment Services - 0.4%
51job, Inc. sponsored ADR (a)	400	11,132
WageWorks, Inc. (a)	149,044	6,668,229
		6,679,361
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	33,600	1,149,456
Verisk Analytics, Inc. (a)	168	12,264
		1,161,720

TOTAL PROFESSIONAL SERVICES		7,841,081

Semiconductors & Semiconductor Equipment - 17.4%
Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	986,646	6,058,006
Applied Materials, Inc.	900	15,885
ASM Pacific Technology Ltd.	35,500	258,253
EO Technics Co. Ltd.	54,339	5,675,154
Hermes Microvision, Inc.	48,000	1,183,333
Nanometrics, Inc. (a)	9,409	132,949
Rubicon Technology, Inc. (a)(b)	451,167	469,214
SunEdison, Inc. (a)(b)	700	2,191
		13,794,985
Semiconductors - 16.5%
Advanced Micro Devices, Inc. (a)(b)	361,400	795,080
Advanced Semiconductor Engineering, Inc.	8,330,000	8,906,298
Advanced Semiconductor Engineering, Inc. sponsored ADR	1,207,762	6,461,527
Ambarella, Inc. (a)	51,300	2,035,584
Analog Devices, Inc.	80,800	4,351,888
Avago Technologies Ltd.	5,800	775,518
Cavium, Inc. (a)	68,200	3,939,914
Chipbond Technology Corp.	2,376,000	3,353,706
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	243,127	4,376,286
Cirrus Logic, Inc. (a)	22,714	788,630
Cypress Semiconductor Corp. (b)	173,983	1,367,506
Everlight Electronics Co. Ltd.	2,135,000	3,555,831
Genesis Photonics, Inc. (a)	2,474,066	597,986
Himax Technologies, Inc. sponsored ADR (b)	393,304	3,052,039
Hua Hong Semiconductor Ltd. (a)	2,480,000	1,913,128
Inotera Memories, Inc. (a)	6,239,000	5,352,499
Integrated Device Technology, Inc. (a)	72,300	1,842,204
Intersil Corp. Class A	351,594	4,570,722
King Yuan Electronics Co. Ltd.	1,388,000	920,775
Lextar Electronics Corp.	437,000	207,946
MagnaChip Semiconductor Corp. (a)(b)	114,554	524,657
Marvell Technology Group Ltd.	4,183,982	37,028,241
Maxim Integrated Products, Inc.	415,100	13,864,340
Melexis NV	293	14,725
Micron Technology, Inc. (a)	2,757,500	30,415,225
Microsemi Corp. (a)	150,700	4,777,190
Monolithic Power Systems, Inc.	71,201	4,455,047
NXP Semiconductors NV (a)	267,780	20,024,588
ON Semiconductor Corp. (a)	344,400	2,948,064
Power Integrations, Inc.	41,500	1,955,895
Qorvo, Inc. (a)	298,158	11,807,057
Sanken Electric Co. Ltd.	386,000	1,221,815
Semtech Corp. (a)	296,398	5,957,600
Silicon Laboratories, Inc. (a)	30,500	1,390,800
Silicon Motion Technology Corp. sponsored ADR	108,288	3,366,674
Siliconware Precision Industries Co. Ltd.	7,587,341	11,695,230
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	1,359,064	10,424,021
Sitronix Technology Corp.	235,000	694,481
SK Hynix, Inc.	61,383	1,405,982
Skyworks Solutions, Inc.	107,600	7,415,792
STMicroelectronics NV	1,630	10,649
Vanguard International Semiconductor Corp.	4,388,000	6,270,147
Xilinx, Inc.	300	15,081
		236,848,368

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		250,643,353

Software - 12.4%
Application Software - 6.3%
Adobe Systems, Inc. (a)	159,716	14,235,487
ANSYS, Inc. (a)	175	15,433
Autodesk, Inc. (a)	117,200	5,487,304
Blackbaud, Inc.	17,200	1,057,456
Citrix Systems, Inc. (a)	65,815	4,637,325
Guidewire Software, Inc. (a)	190	10,458
Interactive Intelligence Group, Inc. (a)	43,960	1,049,765
Intuit, Inc.	137,300	13,113,523
Kingdee International Software Group Co. Ltd.	365,800	127,994
Linx SA	700	8,773
Mobileye NV (a)(b)	277,100	7,517,723
Parametric Technology Corp. (a)	500	14,805
Paycom Software, Inc. (a)	900	27,135
Paylocity Holding Corp. (a)(b)	100,400	3,124,448
Qlik Technologies, Inc. (a)	400	10,016
RealPage, Inc. (a)	181,783	3,506,594
RingCentral, Inc. (a)	68,300	1,490,306
Salesforce.com, Inc. (a)	339,219	23,087,245
SolarWinds, Inc. (a)	333	19,963
SS&C Technologies Holdings, Inc.	52,200	3,355,938
Ultimate Software Group, Inc. (a)	76	13,348
Workday, Inc. Class A (a)	25,600	1,613,056
Workiva, Inc. (a)(b)	51,400	767,402
Zendesk, Inc. (a)	288,700	6,354,287
		90,645,784
Home Entertainment Software - 1.9%
Activision Blizzard, Inc.	233,170	8,118,979
Electronic Arts, Inc. (a)	49,900	3,220,796
NCSOFT Corp.	45,458	8,880,865
NHN Entertainment Corp. (a)	88,294	3,533,704
Nintendo Co. Ltd.	26,200	3,673,600
		27,427,944
Systems Software - 4.2%
Allot Communications Ltd. (a)	288,719	1,440,708
CommVault Systems, Inc. (a)	300	11,256
Fleetmatics Group PLC (a)	341,030	14,804,112
Imperva, Inc. (a)	300	15,468
Infoblox, Inc. (a)	900	14,526
Microsoft Corp.	206,900	11,398,121
NetSuite, Inc. (a)(b)	97,577	6,768,916
Oracle Corp.	394,500	14,324,295
Progress Software Corp. (a)	52,200	1,351,458
Rapid7, Inc. (a)(b)	2,500	32,750
ServiceNow, Inc. (a)	46,895	2,917,338
Tableau Software, Inc. (a)	3,300	264,792
Varonis Systems, Inc. (a)	900	16,938
VMware, Inc. Class A (a)(b)	143,900	6,583,425
		59,944,103

TOTAL SOFTWARE		178,017,831

Technology Hardware, Storage & Peripherals - 12.4%
Technology Hardware, Storage & Peripherals - 12.4%
Apple, Inc.	1,446,329	140,785,661
BlackBerry Ltd. (a)	1,486	10,597
Electronics for Imaging, Inc. (a)	67,200	2,780,736
EMC Corp.	610,800	15,129,516
HP, Inc.	1,411,300	13,703,723
Nimble Storage, Inc. (a)(b)	162,600	1,068,282
Quanta Computer, Inc.	475,000	753,608
SanDisk Corp.	28,000	1,979,600
Silicon Graphics International Corp. (a)	166,658	979,116
Stratasys Ltd. (a)	100	1,630
Western Digital Corp.	15,700	753,286
		177,945,755
TOTAL COMMON STOCKS
(Cost $1,355,264,928)		1,412,629,657

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.4%
Internet & Catalog Retail - 0.6%
Internet Retail - 0.6%
China Internet Plus Holdings Ltd. Series B (d)	2,042,487	7,885,430
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	232,064	11,318,278
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (a)(d)	39,963	495,541

TOTAL CONVERTIBLE PREFERRED STOCKS		19,699,249

Nonconvertible Preferred Stocks - 0.4%
Internet & Catalog Retail - 0.4%
Internet Retail - 0.4%
China Internet Plus Holdings Ltd. (d)	1,516,912	5,856,342
TOTAL PREFERRED STOCKS
(Cost $16,815,545)		25,555,591

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (e)	4,188,303	4,188,303
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	75,135,694	75,135,694
TOTAL MONEY MARKET FUNDS
(Cost $79,323,997)		79,323,997
TOTAL INVESTMENT PORTFOLIO - 105.5%
(Cost $1,451,404,470)		1,517,509,245
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(78,771,517)
NET ASSETS - 100%		$1,438,737,728

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,703,331 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,555,591 or 1.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	1/26/15	$4,794,731
China Internet Plus Holdings Ltd. Series B	12/11/15	$7,885,430
Nutanix, Inc. Series E	8/26/14	$535,364
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,192
Fidelity Securities Lending Cash Central Fund	459,108
Total	$478,300

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,412,629,657	$1,275,662,252	$136,967,405	$--
Preferred Stocks	25,555,591	--	--	25,555,591
Money Market Funds	79,323,997	79,323,997	--	--
Total Investments in Securities:	$1,517,509,245	$1,354,986,249	$136,967,405	$25,555,591

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$93,113,352
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$12,656,409
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	--
Cost of Purchases	--
Proceeds of Sales	(1,038,740)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(11,617,669)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$--
Preferred Stocks
Beginning Balance	$15,728,431
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,941,730
Cost of Purchases	12,680,161
Proceeds of Sales	(4,794,731)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$25,555,591
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$1,941,731

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.2%
Cayman Islands	10.1%
Taiwan	5.4%
Bermuda	3.2%
Netherlands	2.4%
Korea (South)	1.9%
Japan	1.9%
Ireland	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,958,638) — See accompanying schedule: Unaffiliated issuers (cost $1,372,080,473)	$1,438,185,248
Fidelity Central Funds (cost $79,323,997)	79,323,997
Total Investments (cost $1,451,404,470)		$1,517,509,245
Cash		640,052
Receivable for investments sold		25,773,136
Receivable for fund shares sold		3,496,618
Dividends receivable		142,142
Distributions receivable from Fidelity Central Funds		105,604
Prepaid expenses		6,504
Other receivables		69,241
Total assets		1,547,742,542
Liabilities
Payable for investments purchased	$28,200,774
Payable for fund shares redeemed	4,332,597
Accrued management fee	663,421
Distribution and service plan fees payable	287,468
Other affiliated payables	297,644
Other payables and accrued expenses	87,216
Collateral on securities loaned, at value	75,135,694
Total liabilities		109,004,814
Net Assets		$1,438,737,728
Net Assets consist of:
Paid in capital		$1,401,561,028
Accumulated net investment loss		(1,917,495)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,007,535)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,101,730
Net Assets		$1,438,737,728
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($438,155,491 ÷ 13,548,071 shares)		$32.34
Maximum offering price per share (100/94.25 of $32.34)		$34.31
Class T:
Net Asset Value and redemption price per share ($187,692,764 ÷ 6,071,684 shares)		$30.91
Maximum offering price per share (100/96.50 of $30.91)		$32.03
Class B:
Net Asset Value and offering price per share ($6,273,029 ÷ 223,232 shares)(a)		$28.10
Class C:
Net Asset Value and offering price per share ($135,079,596 ÷ 4,798,880 shares)(a)		$28.15
Class I:
Net Asset Value, offering price and redemption price per share ($671,536,848 ÷ 19,540,391 shares)		$34.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$5,575,687
Income from Fidelity Central Funds (including $459,108 from security lending)		478,300
Total income		6,053,987
Expenses
Management fee	$4,250,574
Transfer agent fees	1,528,212
Distribution and service plan fees	1,794,751
Accounting and security lending fees	254,849
Custodian fees and expenses	57,364
Independent trustees' compensation	14,526
Registration fees	68,271
Audit	39,762
Legal	14,112
Interest	712
Miscellaneous	7,988
Total expenses before reductions	8,031,121
Expense reductions	(83,809)	7,947,312
Net investment income (loss)		(1,893,325)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $41,234)	(13,591,342)
Foreign currency transactions	(206,874)
Total net realized gain (loss)		(13,798,216)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $107,750)	(109,883,399)
Assets and liabilities in foreign currencies	8,905
Total change in net unrealized appreciation (depreciation)		(109,874,494)
Net gain (loss)		(123,672,710)
Net increase (decrease) in net assets resulting from operations		$(125,566,035)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,893,325)	$257,390
Net realized gain (loss)	(13,798,216)	123,100,237
Change in net unrealized appreciation (depreciation)	(109,874,494)	30,802,154
Net increase (decrease) in net assets resulting from operations	(125,566,035)	154,159,781
Distributions to shareholders from net investment income	–	(1,694,661)
Distributions to shareholders from net realized gain	(70,068,833)	(115,642,281)
Total distributions	(70,068,833)	(117,336,942)
Share transactions - net increase (decrease)	26,303,162	393,289,614
Redemption fees	23,770	24,197
Total increase (decrease) in net assets	(169,307,936)	430,136,650
Net Assets
Beginning of period	1,608,045,664	1,177,909,014
End of period (including accumulated net investment loss of $1,917,495 and accumulated net investment loss of $24,170, respectively)	$1,438,737,728	$1,608,045,664

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$36.83	$36.06	$29.90	$25.25	$25.14	$19.83
Income from Investment Operations
Net investment income (loss)A	(.05)	(.02)B	(.12)	(.07)	(.13)	(.18)
Net realized and unrealized gain (loss)	(2.83)	3.75	6.70	4.72	.24	5.49
Total from investment operations	(2.88)	3.73	6.58	4.65	.11	5.31
Distributions from net investment income	–	(.02)	–	–	–	–
Distributions from net realized gain	(1.61)	(2.94)	(.42)	–	–	–
Total distributions	(1.61)	(2.96)	(.42)	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$32.34	$36.83	$36.06	$29.90	$25.25	$25.14
Total ReturnD,E,F	(7.86)%	10.94%	22.15%	18.42%	.44%	26.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.09%	1.14%	1.18%	1.18%	1.18%
Expenses net of fee waivers, if any	1.09%I	1.09%	1.14%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.08%I	1.08%	1.12%	1.14%	1.17%	1.16%
Net investment income (loss)	(.30)%I	(.05)%B	(.35)%	(.25)%	(.55)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$438,155	$468,819	$408,687	$355,306	$336,693	$375,609
Portfolio turnover rateJ	123%I	142%K	186%	142%	201%	167%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$35.26	$34.66	$28.79	$24.38	$24.33	$19.24
Income from Investment Operations
Net investment income (loss)A	(.09)	(.11)B	(.19)	(.13)	(.19)	(.23)
Net realized and unrealized gain (loss)	(2.71)	3.60	6.45	4.54	.24	5.32
Total from investment operations	(2.80)	3.49	6.26	4.41	.05	5.09
Distributions from net realized gain	(1.55)	(2.89)	(.39)	–	–	–
Total distributions	(1.55)	(2.89)	(.39)	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$30.91	$35.26	$34.66	$28.79	$24.38	$24.33
Total ReturnD,E,F	(7.97)%	10.63%	21.89%	18.09%	.21%	26.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.36%I	1.35%	1.38%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.35%I	1.35%	1.38%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.34%I	1.34%	1.37%	1.39%	1.42%	1.40%
Net investment income (loss)	(.56)%I	(.31)%B	(.60)%	(.50)%	(.80)%	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$187,693	$208,192	$196,067	$173,692	$172,709	$196,913
Portfolio turnover rateJ	123%I	142%K	186%	142%	201%	167%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.15	$31.83	$26.56	$22.60	$22.67	$18.01
Income from Investment Operations
Net investment income (loss)A	(.17)	(.27)B	(.34)	(.24)	(.28)	(.33)
Net realized and unrealized gain (loss)	(2.46)	3.29	5.94	4.20	.21	4.99
Total from investment operations	(2.63)	3.02	5.60	3.96	(.07)	4.66
Distributions from net realized gain	(1.42)	(2.70)	(.33)	–	–	–
Total distributions	(1.42)	(2.70)	(.33)	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$28.10	$32.15	$31.83	$26.56	$22.60	$22.67
Total ReturnD,E,F	(8.24)%	10.04%	21.21%	17.52%	(.31)%	25.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.91%I	1.91%	1.92%	1.93%	1.93%	1.93%
Expenses net of fee waivers, if any	1.91%I	1.91%	1.92%	1.93%	1.93%	1.93%
Expenses net of all reductions	1.90%I	1.90%	1.91%	1.89%	1.92%	1.91%
Net investment income (loss)	(1.12)%I	(.86)%B	(1.14)%	(1.01)%	(1.30)%	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,273	$8,885	$12,043	$13,745	$17,476	$25,508
Portfolio turnover rateJ	123%I	142%K	186%	142%	201%	167%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.27	$31.99	$26.68	$22.70	$22.77	$18.09
Income from Investment Operations
Net investment income (loss)A	(.16)	(.25)B	(.33)	(.24)	(.29)	(.33)
Net realized and unrealized gain (loss)	(2.46)	3.29	5.98	4.22	.22	5.01
Total from investment operations	(2.62)	3.04	5.65	3.98	(.07)	4.68
Distributions from net realized gain	(1.50)	(2.76)	(.34)	–	–	–
Total distributions	(1.50)	(2.76)	(.34)	–	–	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$28.15	$32.27	$31.99	$26.68	$22.70	$22.77
Total ReturnD,E,F	(8.18)%	10.07%	21.31%	17.53%	(.31)%	25.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.85%I	1.84%	1.87%	1.91%	1.93%	1.92%
Expenses net of fee waivers, if any	1.85%I	1.84%	1.87%	1.91%	1.93%	1.92%
Expenses net of all reductions	1.84%I	1.83%	1.86%	1.88%	1.91%	1.90%
Net investment income (loss)	(1.06)%I	(.80)%B	(1.09)%	(.99)%	(1.29)%	(1.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$135,080	$138,205	$105,499	$84,858	$88,074	$89,819
Portfolio turnover rateJ	123%I	142%K	186%	142%	201%	167%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.00) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Technology Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.03	$38.06	$31.47	$26.50	$26.30	$20.68
Income from Investment Operations
Net investment income (loss)A	.01	.11B	(.02)	.02	(.06)	(.11)
Net realized and unrealized gain (loss)	(3.00)	3.96	7.06	4.95	.26	5.73
Total from investment operations	(2.99)	4.07	7.04	4.97	.20	5.62
Distributions from net investment income	–	(.07)	–	–	–	–
Distributions from net realized gain	(1.67)	(3.03)	(.45)	–	–	–
Total distributionsC	(1.67)	(3.10)	(.45)	–	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–
Net asset value, end of period	$34.37	$39.03	$38.06	$31.47	$26.50	$26.30
Total ReturnD,E	(7.68)%	11.30%	22.55%	18.75%	.76%	27.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%	.83%	.86%	.86%	.87%
Expenses net of fee waivers, if any	.76%H	.75%	.83%	.86%	.86%	.87%
Expenses net of all reductions	.75%H	.74%	.82%	.83%	.85%	.85%
Net investment income (loss)	.03%H	.29%B	(.05)%	.06%	(.23)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$671,537	$783,945	$455,612	$218,944	$95,310	$81,350
Portfolio turnover rateI	123%H	142%J	186%	142%	201%	167%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 25,555,591	Last transaction price	Transaction price	$3.86 - $48.77 / $24.14	Increase
		Market comparable	EV/Sales multiple	3.6	Increase
			Discount rate	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$231,659,674
Gross unrealized depreciation	(179,284,463)
Net unrealized appreciation (depreciation) on securities	$52,375,211
Tax cost	$1,465,134,034

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $937,907,376 and $961,876,227, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$570,271	$-
Class T	.25%	.25%	496,638	-
Class B	.75%	.25%	37,979	28,484
Class C	.75%	.25%	689,863	145,428
			$1,794,751	$173,912

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$79,247
Class T	15,051
Class B(a)	652
Class C(a)	11,624
$106,574

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$539,687.24
Class T	247,069.25
Class B	11,563.30
Class C	168,158.24
Class I	561,735.15
	$1,528,212

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,183 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,119,143.51%		$712

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,050 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $77,970 for the period.

In addition, during the period the investment advisor reimbursed/waived a portion of fund-level operating expenses in the amount of $5,839.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$–	$285,364
Class I	–	1,409,297
Total	$–	$1,694,661
From net realized gain
Class A	$20,472,714	$33,752,271
Class T	9,063,088	16,437,395
Class B	374,802	983,656
Class C	6,550,928	9,419,892
Class I	33,607,301	55,049,067
Total	$70,068,833	$115,642,281

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	1,773,219	2,913,106	$61,129,456	$105,555,201
Reinvestment of distributions	590,741	901,782	19,252,252	31,562,947
Shares redeemed	(1,546,674)	(2,417,005)	(52,559,612)	(86,800,900)
Net increase (decrease)	817,286	1,397,883	$27,822,096	$50,317,248
Class T
Shares sold	428,365	637,105	$14,104,967	$22,054,709
Reinvestment of distributions	284,010	476,624	8,858,269	16,015,842
Shares redeemed	(544,745)	(866,616)	(17,660,693)	(29,828,780)
Net increase (decrease)	167,630	247,113	$5,302,543	$8,241,771
Class B
Shares sold	6,296	11,273	$188,902	$348,144
Reinvestment of distributions	12,391	29,273	352,034	901,739
Shares redeemed	(71,823)	(142,494)	(2,145,688)	(4,494,534)
Net increase (decrease)	(53,136)	(101,948)	$(1,604,752)	$(3,244,651)
Class C
Shares sold	710,262	1,277,139	$21,299,797	$40,629,084
Reinvestment of distributions	202,969	261,235	5,774,470	8,065,851
Shares redeemed	(396,652)	(554,231)	(11,605,149)	(17,408,387)
Net increase (decrease)	516,579	984,143	$15,469,118	$31,286,548
Class I
Shares sold	1,413,558	23,671,191(a)	$51,512,643	$899,915,317(a)
Reinvestment of distributions	955,239	1,510,080	33,041,700	55,853,504
Shares redeemed	(2,913,152)	(17,066,384)(b)	(105,240,186)	(649,080,123)(b)
Net increase (decrease)	(544,355)	8,114,887	$(20,685,843)	$306,688,698

 (a) Amount includes in-kind exchanges.

 (b) Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 31% of the total outstanding shares of the Fund.

Fidelity Advisor® Utilities Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	17.8	16.1
Exelon Corp.	12.2	13.0
Sempra Energy	10.1	11.2
Dominion Resources, Inc.	9.0	9.0
PG&E Corp.	4.9	4.6
PPL Corp.	4.8	4.9
Avangrid, Inc.	4.4	0.0
Edison International	4.4	4.9
DTE Energy Co.	4.1	2.1
Calpine Corp.	3.8	4.3
	75.5

Top Industries (% of fund's net assets)

As of January 31, 2016
Electric Utilities	47.7%
Multi-Utilities	36.4%
Independent Power and Renewable Electricity Producers	9.1%
Media	3.4%
Real Estate Investment Trusts	1.5%
All Others*	1.9%

As of July 31, 2015
Electric Utilities	48.8%
Multi-Utilities	30.8%
Independent Power and Renewable Electricity Producers	11.6%
Oil, Gas & Consumable Fuels	4.7%
Real Estate Investment Trusts	2.7%
All Others*	1.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Utilities Fund

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Electric Utilities - 47.7%
Electric Utilities - 47.7%
Edison International	173,202	$10,703,884
Exelon Corp.	1,006,941	29,775,245
FirstEnergy Corp.	257,300	8,506,338
ITC Holdings Corp.	143,500	5,725,650
NextEra Energy, Inc.	390,940	43,671,908
OGE Energy Corp.	114,523	3,003,938
PNM Resources, Inc.	112,200	3,524,202
PPL Corp.	337,872	11,845,792
		116,756,957
Independent Power and Renewable Electricity Producers - 9.1%
Independent Power Producers & Energy Traders - 8.2%
Calpine Corp. (a)	613,217	9,388,352
Dynegy, Inc. (a)	306,557	3,629,635
NRG Energy, Inc.	222,735	2,369,900
NRG Yield, Inc. Class C (b)	139,220	1,843,273
The AES Corp.	296,100	2,812,950
		20,044,110
Renewable Electricity - 0.9%
NextEra Energy Partners LP	32,900	887,971
Pattern Energy Group, Inc. (b)	76,400	1,447,780
		2,335,751

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		22,379,861

Media - 3.4%
Cable & Satellite - 3.4%
Comcast Corp. Class A	147,900	8,239,509
Multi-Utilities - 36.4%
Multi-Utilities - 36.4%
Avangrid, Inc. (a)	280,900	10,800,605
Black Hills Corp.	46,200	2,276,736
Dominion Resources, Inc.	305,999	22,083,948
DTE Energy Co.	118,098	10,039,511
NiSource, Inc.	345,883	7,267,002
PG&E Corp.	216,618	11,894,494
Sempra Energy	260,737	24,704,831
		89,067,127
Oil, Gas & Consumable Fuels - 1.0%
Oil & Gas Storage & Transport - 1.0%
Cheniere Energy Partners LP Holdings LLC	166,562	2,486,771
Real Estate Investment Trusts - 1.5%
Specialized REITs - 1.5%
Crown Castle International Corp.	43,500	3,749,700
TOTAL COMMON STOCKS
(Cost $229,094,479)		242,679,925

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.38% (c)	1,622,622	1,622,622
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	2,459,975	2,459,975
TOTAL MONEY MARKET FUNDS
(Cost $4,082,597)		4,082,597
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $233,177,076)		246,762,522
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,834,131)
NET ASSETS - 100%		$244,928,391

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,511
Fidelity Securities Lending Cash Central Fund	3,427
Total	$4,938

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,381,953) — See accompanying schedule: Unaffiliated issuers (cost $229,094,479)	$242,679,925
Fidelity Central Funds (cost $4,082,597)	4,082,597
Total Investments (cost $233,177,076)		$246,762,522
Receivable for fund shares sold		968,491
Dividends receivable		178,340
Distributions receivable from Fidelity Central Funds		1,435
Prepaid expenses		1,119
Other receivables		7,601
Total assets		247,919,508
Liabilities
Payable for investments purchased	$79,246
Payable for fund shares redeemed	178,187
Accrued management fee	107,177
Distribution and service plan fees payable	81,617
Other affiliated payables	58,294
Other payables and accrued expenses	26,621
Collateral on securities loaned, at value	2,459,975
Total liabilities		2,991,117
Net Assets		$244,928,391
Net Assets consist of:
Paid in capital		$244,805,100
Distributions in excess of net investment income		(203,800)
Accumulated undistributed net realized gain (loss) on investments		(13,258,055)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,585,146
Net Assets		$244,928,391
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($126,289,901 ÷ 5,328,059 shares)		$23.70
Maximum offering price per share (100/94.25 of $23.70)		$25.15
Class T:
Net Asset Value and redemption price per share ($41,977,387 ÷ 1,766,808 shares)		$23.76
Maximum offering price per share (100/96.50 of $23.76)		$24.62
Class B:
Net Asset Value and offering price per share ($1,739,429 ÷ 73,428 shares)(a)		$23.69
Class C:
Net Asset Value and offering price per share ($47,651,546 ÷ 2,048,320 shares)(a)		$23.26
Class I:
Net Asset Value, offering price and redemption price per share ($27,270,128 ÷ 1,129,626 shares)		$24.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$3,829,150
Income from Fidelity Central Funds		4,938
Total income		3,834,088
Expenses
Management fee	$684,609
Transfer agent fees	316,976
Distribution and service plan fees	518,449
Accounting and security lending fees	48,624
Custodian fees and expenses	3,622
Independent trustees' compensation	2,360
Registration fees	47,156
Audit	22,210
Legal	1,470
Miscellaneous	1,432
Total expenses before reductions	1,646,908
Expense reductions	(2,064)	1,644,844
Net investment income (loss)		2,189,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,871,188)
Total net realized gain (loss)		(9,871,188)
Change in net unrealized appreciation (depreciation) on: Investment securities	(119,427)
Assets and liabilities in foreign currencies	(78)
Total change in net unrealized appreciation (depreciation)		(119,505)
Net gain (loss)		(9,990,693)
Net increase (decrease) in net assets resulting from operations		$(7,801,449)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,189,244	$4,638,676
Net realized gain (loss)	(9,871,188)	6,045,318
Change in net unrealized appreciation (depreciation)	(119,505)	(5,645,684)
Net increase (decrease) in net assets resulting from operations	(7,801,449)	5,038,310
Distributions to shareholders from net investment income	(4,356,273)	(4,008,742)
Distributions to shareholders from net realized gain	(6,473,264)	(17,304,031)
Total distributions	(10,829,537)	(21,312,773)
Share transactions - net increase (decrease)	(9,521,670)	(19,607,828)
Redemption fees	3,930	10,186
Total increase (decrease) in net assets	(28,148,726)	(35,872,105)
Net Assets
Beginning of period	273,077,117	308,949,222
End of period (including distributions in excess of net investment income of $203,800 and undistributed net investment income of $1,963,229, respectively)	$244,928,391	$273,077,117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.48	$26.77	$23.48	$21.20	$19.09	$16.59
Income from Investment Operations
Net investment income (loss)A	.23	.44	.41	.47	.43	.39
Net realized and unrealized gain (loss)	(.93)	.18	3.35	2.24	2.07	2.50
Total from investment operations	(.70)	.62	3.76	2.71	2.50	2.89
Distributions from net investment income	(.46)	(.38)	(.46)	(.43)	(.39)	(.39)
Distributions from net realized gain	(.61)	(1.52)	(.01)	–	–	–
Total distributions	(1.08)B	(1.91)C	(.47)	(.43)	(.39)	(.39)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$23.70	$25.48	$26.77	$23.48	$21.20	$19.09
Total ReturnE,F,G	(2.51)%	2.01%	16.38%	13.09%	13.40%	17.71%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.15%J	1.13%	1.16%	1.20%	1.23%	1.24%
Expenses net of fee waivers, if any	1.15%J	1.13%	1.16%	1.20%	1.23%	1.24%
Expenses net of all reductions	1.15%J	1.11%	1.15%	1.16%	1.22%	1.20%
Net investment income (loss)	1.92%J	1.65%	1.64%	2.16%	2.24%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$126,290	$140,148	$154,134	$106,851	$99,813	$78,312
Portfolio turnover rateK	62%J	105%	112%	154%	195%	201%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.08 per share is comprised of distributions from net investment income of $.462 and distributions from net realized gain of $.613 per share.

 C Total distributions of $1.91 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $1.524 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.49	$26.78	$23.50	$21.21	$19.09	$16.59
Income from Investment Operations
Net investment income (loss)A	.19	.36	.34	.41	.38	.35
Net realized and unrealized gain (loss)	(.92)	.18	3.35	2.25	2.07	2.50
Total from investment operations	(.73)	.54	3.69	2.66	2.45	2.85
Distributions from net investment income	(.39)	(.31)	(.40)	(.37)	(.33)	(.35)
Distributions from net realized gain	(.61)	(1.52)	(.01)	–	–	–
Total distributions	(1.00)	(1.83)	(.41)	(.37)	(.33)	(.35)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.76	$25.49	$26.78	$23.50	$21.21	$19.09
Total ReturnC,D,E	(2.63)%	1.72%	15.99%	12.81%	13.13%	17.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.45%H	1.42%	1.45%	1.47%	1.49%	1.50%
Expenses net of fee waivers, if any	1.45%H	1.42%	1.45%	1.47%	1.49%	1.50%
Expenses net of all reductions	1.45%H	1.41%	1.44%	1.43%	1.48%	1.46%
Net investment income (loss)	1.62%H	1.35%	1.35%	1.89%	1.98%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$41,977	$46,366	$49,272	$41,239	$38,276	$35,701
Portfolio turnover rateI	62%H	105%	112%	154%	195%	201%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.25	$26.51	$23.24	$20.96	$18.86	$16.38
Income from Investment Operations
Net investment income (loss)A	.13	.22	.21	.30	.28	.25
Net realized and unrealized gain (loss)	(.91)	.19	3.33	2.23	2.05	2.49
Total from investment operations	(.78)	.41	3.54	2.53	2.33	2.74
Distributions from net investment income	(.17)	(.14)	(.26)	(.25)	(.23)	(.26)
Distributions from net realized gain	(.61)	(1.52)	(.01)	–	–	–
Total distributions	(.78)	(1.67)B	(.27)	(.25)	(.23)	(.26)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$23.69	$25.25	$26.51	$23.24	$20.96	$18.86
Total ReturnD,E,F	(2.90)%	1.23%	15.41%	12.24%	12.54%	16.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.94%I	1.94%	1.95%	1.96%	1.98%	1.99%
Expenses net of fee waivers, if any	1.94%I	1.94%	1.95%	1.96%	1.98%	1.99%
Expenses net of all reductions	1.94%I	1.93%	1.94%	1.92%	1.97%	1.95%
Net investment income (loss)	1.13%I	.83%	.85%	1.40%	1.49%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,739	$2,680	$4,598	$5,289	$6,677	$7,773
Portfolio turnover rateJ	62%I	105%	112%	154%	195%	201%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.67 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $1.524 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$24.91	$26.23	$23.03	$20.80	$18.75	$16.30
Income from Investment Operations
Net investment income (loss)A	.14	.23	.23	.31	.29	.26
Net realized and unrealized gain (loss)	(.91)	.19	3.29	2.20	2.03	2.46
Total from investment operations	(.77)	.42	3.52	2.51	2.32	2.72
Distributions from net investment income	(.27)	(.22)	(.31)	(.28)	(.27)	(.27)
Distributions from net realized gain	(.61)	(1.52)	(.01)	–	–	–
Total distributions	(.88)	(1.74)	(.32)	(.28)	(.27)	(.27)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.26	$24.91	$26.23	$23.03	$20.80	$18.75
Total ReturnC,D,E	(2.89)%	1.29%	15.52%	12.27%	12.56%	16.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.88%	1.89%	1.93%	1.95%	1.98%
Expenses net of fee waivers, if any	1.89%H	1.88%	1.89%	1.93%	1.95%	1.98%
Expenses net of all reductions	1.89%H	1.86%	1.88%	1.89%	1.95%	1.94%
Net investment income (loss)	1.18%H	.89%	.91%	1.43%	1.51%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$47,652	$52,172	$54,810	$35,457	$29,942	$26,915
Portfolio turnover rateI	62%H	105%	112%	154%	195%	201%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Utilities Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$25.97	$27.24	$23.87	$21.56	$19.40	$16.85
Income from Investment Operations
Net investment income (loss)A	.27	.52	.51	.55	.50	.45
Net realized and unrealized gain (loss)	(.96)	.20	3.39	2.26	2.10	2.54
Total from investment operations	(.69)	.72	3.90	2.81	2.60	2.99
Distributions from net investment income	(.53)	(.46)	(.52)	(.50)	(.44)	(.44)
Distributions from net realized gain	(.61)	(1.52)	(.01)	–	–	–
Total distributions	(1.14)	(1.99)B	(.53)	(.50)	(.44)	(.44)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$24.14	$25.97	$27.24	$23.87	$21.56	$19.40
Total ReturnD,E	(2.37)%	2.35%	16.74%	13.40%	13.79%	18.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%H	.83%	.85%	.89%	.92%	.98%
Expenses net of fee waivers, if any	.86%H	.83%	.85%	.89%	.92%	.98%
Expenses net of all reductions	.86%H	.81%	.84%	.85%	.91%	.94%
Net investment income (loss)	2.21%H	1.94%	1.95%	2.46%	2.55%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$27,270	$31,710	$46,135	$19,562	$20,564	$10,914
Portfolio turnover rateI	62%H	105%	112%	154%	195%	201%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.99 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.524 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$26,793,561
Gross unrealized depreciation	(15,485,888)
Net unrealized appreciation (depreciation) on securities	$11,307,673
Tax cost	$235,454,849

The Fund elected to defer to its next fiscal year approximately $2,413,933 of capital losses recognized during the period November 1, 2014 to July 31, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments

Purchases and sales of securities, other than short-term securities, aggregated $77,114,349 and $93,403,125, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$161,014	$252
Class T	.25%	.25%	107,180	–
Class B	.75%	.25%	10,456	7,842
Class C	.75%	.25%	239,799	33,193
			$518,449	$41,287

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$30,219
Class T	4,152
Class B(a)	38
Class C(a)	4,707
$39,116

 (a) When Class B Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$160,747.25
Class T	64,922.30
Class B	3,106.30
Class C	59,096.25
Class I	29,105.21
	$316,976

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,749 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $171 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,427.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,215 for the period.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $849.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$2,494,667	$2,209,427
Class T	696,864	589,279
Class B	13,894	23,317
Class C	548,207	465,161
Class I	602,641	721,558
Total	$4,356,273	$4,008,742
From net realized gain
Class A	$3,341,067	$8,639,872
Class T	1,100,541	2,863,183
Class B	58,860	255,750
Class C	1,254,979	3,177,658
Class I	717,817	2,367,568
Total	$6,473,264	$17,304,031

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	470,287	1,888,559	$11,191,022	$50,338,260
Reinvestment of distributions	240,305	365,507	5,414,225	9,845,503
Shares redeemed	(882,776)	(2,512,099)	(20,769,813)	(66,117,493)
Net increase (decrease)	(172,184)	(258,033)	$(4,164,566)	$(5,933,730)
Class T
Shares sold	109,490	388,662	$2,601,524	$10,348,248
Reinvestment of distributions	76,233	123,166	1,721,689	3,324,380
Shares redeemed	(237,725)	(532,785)	(5,551,342)	(14,023,975)
Net increase (decrease)	(52,002)	(20,957)	$(1,228,129)	$(351,347)
Class B
Shares sold	1,992	10,961	$45,271	$290,048
Reinvestment of distributions	2,783	9,053	62,667	242,668
Shares redeemed	(37,515)	(87,257)	(885,495)	(2,288,453)
Net increase (decrease)	(32,740)	(67,243)	$(777,557)	$(1,755,737)
Class C
Shares sold	230,514	773,976	$5,283,518	$20,247,064
Reinvestment of distributions	71,102	116,026	1,573,006	3,068,131
Shares redeemed	(347,955)	(884,724)	(8,055,697)	(22,817,991)
Net increase (decrease)	(46,339)	5,278	$(1,199,173)	$497,204
Class I
Shares sold	375,260	1,143,014	$9,175,899	$31,002,673
Reinvestment of distributions	49,611	90,001	1,138,487	2,465,972
Shares redeemed	(516,375)	(1,705,406)	(12,466,631)	(45,532,863)
Net increase (decrease)	(91,504)	(472,391)	$(2,152,245)	$(12,064,218)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Fidelity Advisor Biotechnology Fund
Class A	1.05%
Actual		$1,000.00	$641.00	$4.33
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class T	1.36%
Actual		$1,000.00	$640.20	$5.61
Hypothetical-C		$1,000.00	$1,018.30	$6.90
Class B	1.83%
Actual		$1,000.00	$638.70	$7.54
Hypothetical-C		$1,000.00	$1,015.94	$9.27
Class C	1.80%
Actual		$1,000.00	$638.90	$7.42
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Class I	.78%
Actual		$1,000.00	$642.00	$3.22
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Fidelity Advisor Communications Equipment Fund
Class A	1.40%
Actual		$1,000.00	$825.20	$6.42
Hypothetical-C		$1,000.00	$1,018.10	$7.10
Class T	1.65%
Actual		$1,000.00	$824.00	$7.57
Hypothetical-C		$1,000.00	$1,016.84	$8.36
Class B	2.15%
Actual		$1,000.00	$821.80	$9.85
Hypothetical-C		$1,000.00	$1,014.33	$10.89
Class C	2.15%
Actual		$1,000.00	$822.60	$9.85
Hypothetical-C		$1,000.00	$1,014.33	$10.89
Class I	1.15%
Actual		$1,000.00	$826.60	$5.28
Hypothetical-C		$1,000.00	$1,019.36	$5.84
Fidelity Advisor Consumer Discretionary Fund
Class A	1.12%
Actual		$1,000.00	$908.60	$5.37
Hypothetical-C		$1,000.00	$1,019.51	$5.69
Class T	1.42%
Actual		$1,000.00	$907.40	$6.81
Hypothetical-C		$1,000.00	$1,018.00	$7.20
Class B	1.92%
Actual		$1,000.00	$904.80	$9.19
Hypothetical-C		$1,000.00	$1,015.48	$9.73
Class C	1.88%
Actual		$1,000.00	$905.40	$9.00
Hypothetical-C		$1,000.00	$1,015.69	$9.53
Class I	.86%
Actual		$1,000.00	$909.90	$4.13
Hypothetical-C		$1,000.00	$1,020.81	$4.37
Fidelity Advisor Electronics Fund
Class A	1.37%
Actual		$1,000.00	$952.70	$6.72
Hypothetical-C		$1,000.00	$1,018.25	$6.95
Class T	1.65%
Actual		$1,000.00	$951.20	$8.09
Hypothetical-C		$1,000.00	$1,016.84	$8.36
Class B	2.15%
Actual		$1,000.00	$949.30	$10.53
Hypothetical-C		$1,000.00	$1,014.33	$10.89
Class C	2.14%
Actual		$1,000.00	$949.20	$10.49
Hypothetical-C		$1,000.00	$1,014.38	$10.84
Class I	1.04%
Actual		$1,000.00	$954.80	$5.11
Hypothetical-C		$1,000.00	$1,019.91	$5.28
Fidelity Advisor Energy Fund
Class A	1.13%
Actual		$1,000.00	$861.60	$5.29
Hypothetical-C		$1,000.00	$1,019.46	$5.74
Class T	1.38%
Actual		$1,000.00	$860.30	$6.45
Hypothetical-C		$1,000.00	$1,018.20	$7.00
Class B	1.91%
Actual		$1,000.00	$857.90	$8.92
Hypothetical-C		$1,000.00	$1,015.53	$9.68
Class C	1.85%
Actual		$1,000.00	$858.40	$8.64
Hypothetical-C		$1,000.00	$1,015.84	$9.37
Class I	.86%
Actual		$1,000.00	$862.60	$4.03
Hypothetical-C		$1,000.00	$1,020.81	$4.37
Fidelity Advisor Financial Services Fund
Class A	1.16%
Actual		$1,000.00	$857.60	$5.42
Hypothetical-C		$1,000.00	$1,019.30	$5.89
Class T	1.45%
Actual		$1,000.00	$856.10	$6.77
Hypothetical-C		$1,000.00	$1,017.85	$7.35
Class B	1.97%
Actual		$1,000.00	$854.10	$9.18
Hypothetical-C		$1,000.00	$1,015.23	$9.98
Class C	1.91%
Actual		$1,000.00	$853.70	$8.90
Hypothetical-C		$1,000.00	$1,015.53	$9.68
Class I	.86%
Actual		$1,000.00	$858.50	$4.02
Hypothetical-C		$1,000.00	$1,020.81	$4.37
Fidelity Advisor Health Care Fund
Class A	1.04%
Actual		$1,000.00	$808.60	$4.73
Hypothetical-C		$1,000.00	$1,019.91	$5.28
Class T	1.31%
Actual		$1,000.00	$807.60	$5.95
Hypothetical-C		$1,000.00	$1,018.55	$6.65
Class B	1.87%
Actual		$1,000.00	$805.10	$8.48
Hypothetical-C		$1,000.00	$1,015.74	$9.48
Class C	1.80%
Actual		$1,000.00	$805.50	$8.17
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Class I	.79%
Actual		$1,000.00	$809.40	$3.59
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Fidelity Advisor Industrials Fund
Class A	1.07%
Actual		$1,000.00	$909.60	$5.14
Hypothetical-C		$1,000.00	$1,019.76	$5.43
Class T	1.33%
Actual		$1,000.00	$908.20	$6.38
Hypothetical-C		$1,000.00	$1,018.45	$6.75
Class B	1.85%
Actual		$1,000.00	$906.10	$8.86
Hypothetical-C		$1,000.00	$1,015.84	$9.37
Class C	1.82%
Actual		$1,000.00	$906.00	$8.72
Hypothetical-C		$1,000.00	$1,015.99	$9.22
Class I	.80%
Actual		$1,000.00	$910.90	$3.84
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Fidelity Advisor Technology Fund
Class A	1.09%
Actual		$1,000.00	$921.40	$5.26
Hypothetical-C		$1,000.00	$1,019.66	$5.53
Class T	1.35%
Actual		$1,000.00	$920.30	$6.52
Hypothetical-C		$1,000.00	$1,018.35	$6.85
Class B	1.91%
Actual		$1,000.00	$917.60	$9.21
Hypothetical-C		$1,000.00	$1,015.53	$9.68
Class C	1.85%
Actual		$1,000.00	$918.20	$8.92
Hypothetical-C		$1,000.00	$1,015.84	$9.37
Class I	.76%
Actual		$1,000.00	$923.20	$3.67
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Fidelity Advisor Utilities Fund
Class A	1.15%
Actual		$1,000.00	$974.90	$5.71
Hypothetical-C		$1,000.00	$1,019.36	$5.84
Class T	1.45%
Actual		$1,000.00	$973.70	$7.19
Hypothetical-C		$1,000.00	$1,017.85	$7.35
Class B	1.94%
Actual		$1,000.00	$971.00	$9.61
Hypothetical-C		$1,000.00	$1,015.38	$9.83
Class C	1.89%
Actual		$1,000.00	$971.10	$9.36
Hypothetical-C		$1,000.00	$1,015.63	$9.58
Class I	.86%
Actual		$1,000.00	$976.30	$4.27
Hypothetical-C		$1,000.00	$1,020.81	$4.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Focus Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of SelectCo and the sub-advisers (together with SelectCo, the Investment Advisers) as it relates to the funds, including the backgrounds of investment personnel of SelectCo, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the investment staff of the Investment Advisers, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that in 2014 the ad hoc Committee on Transfer Agency Fees was formed by it and the boards of certain other Fidelity funds to review the variety of transfer agency services and fee structures throughout the mutual fund industry compared to Fidelity's.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (viii) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (ix) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (x) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xi) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. Each of Advisor Consumer Discretionary, Advisor Financial Services, Advisor Industrials, and Advisor Technology underperformed its benchmark for the one-, three-, and five-year periods ended June 30, 2015, and as a result, the Board will continue to discuss with SelectCo the steps it has taken and is taking to address each such fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2015.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Advisor Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

For Advisor Biotechnology, Advisor Energy, Advisor Health Care, Advisor Industrials, and Advisor Technology, the Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2015.

For Advisor Consumer Discretionary, Advisor Financial Services, and Advisor Utilities, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2015 and the total expense ratio of Class T ranked above the competitive median for the 12-month period ended June 30, 2015.

For Advisor Electronics, the Board noted that the total expense ratio of each of Class A, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2015 and the total expense ratio of each of Class T and Class B ranked above the competitive median for the 12-month period ended June 30, 2015. The Board noted that the total expense ratio for each of Class T and Class B was above median as a result of higher transfer agent fees due to small average account sizes as compared to other funds.

For Advisor Communications Equipment, the Board noted that the total expense ratio of Class A ranked equal to the competitive median for the 12-month period ended June 30, 2015 and the total expense ratio of each of Class T, Class B, Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2015. The Board noted that total expenses ratios for these classes were above the median as a result of higher transfer agent fees due to small average account sizes as compared to other Fidelity funds.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the boards of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's long-term expectations for its offerings in the workplace investing channel; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of outsourcing, the increased use of omnibus accounts, and lower pricing in the retirement channel; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AFOC-SANN-0316
1.700839.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 25, 2016